Integrity VAROOM

As filed with the Securities and Exchange Commission on April 20, 2018
Registration Nos. 333-166995 and 811-04844

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment Number:
Post-Effective Amendment Number: 10    [x ]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment Number: 130    [ x]

(Check appropriate box or boxes)

Separate Account I of Integrity Life Insurance Company
(Exact Name of Registrant)

Integrity Life Insurance Company
(Name of Depositor)
400 Broadway, Cincinnati, Ohio 45202
(Address of Depositor's Principal Executive Offices) (Zip Code)
(513) 629-1854
(Depositor's Telephone Number, including Area Code)

The Western and Southern Life Insurance Company
(Name of Guarantor)
400 Broadway, Cincinnati, Ohio 45202
(Address of Guarantor's Principal Executive Offices) (Zip Code)
(513) 629-1854
(Guarantor's Telephone Number, including Area Code)

Mark J. Mahoney
Counsel
Western & Southern Financial Group, Inc.
400 Broadway, Cincinnati, Ohio 45202
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective (check appropriate box)

immediately upon filing pursuant to paragraph (b) of Rule 485
x	on May 1, 2018 pursuant to paragraph (b) of Rule 485
60 days after filing pursuant to paragraph (a)(1) of Rule 485 on (date) pursuant to paragraph (a)(1) of Rule 485
75 days after filing pursuant to paragraph (a)(2) of Rule 485 on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

This post-eff amendment designates a new effective date for a previously filed post-eff amendment.

Title of Securities Being Registered: VAROOM® Flexible Premium Variable Annuity

VAROOM® Variable Annuity
May 1, 2018

Integrity Life Insurance Company
Separate Account I of Integrity Life Insurance Company

This prospectus describes a flexible premium variable annuity contract. This prospectus contains information about Separate Account I of Integrity Life Insurance Company (Separate Account I) and the contract that you should know before investing. You should read this prospectus and any supplements, and retain them for future reference.

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined that this prospectus is adequate. Any representation to the contrary is a criminal offense.

A registration statement containing additional information about Separate Account I and this contract, which includes a Statement of Additional Information (SAI) dated May 1, 2018, has been filed with the SEC (file numbers 811-04844 and 333-166995). The SAI is incorporated by reference into this prospectus. A free copy of the SAI is available by sending in the form on the last page of this prospectus, or by writing or calling our Administrative Office listed in the Glossary. The SEC maintains a website at www.sec.gov that contains the SAI and other information that is filed electronically with the SEC. The table of contents for the SAI is at the end of Part 9 of this prospectus.

The contract must be issued as a traditional IRA, Roth IRA, or SEP IRA (collectively referred to as IRAs). This contract does not provide the tax advantages typically provided by an annuity contract. The tax advantages of this contract exist solely through its qualification as an IRA.

Except for the Fidelity VIP Government Money Market Portfolio, the Funds available for investment under this contract are also available for direct purchase by the general public.

Two of the reasons Exchange-Traded Funds (ETFs) are attractive to direct purchasers are tax efficiency and cost-effectiveness.  Tax efficiency associated with ETFs will not be realized by purchasing this contract because this contract is an IRA.  The ETFs in which the subaccounts invest are cost-effective, but that cost-effectiveness will be reduced by the expenses of this contract. These expenses include the administration expenses that are used, in part, to reimburse us for the cost and commissions associated with investing in the underlying ETFs.

If you purchase shares of these Funds directly from a broker-dealer, you will not pay separate account expenses, but may pay commissions. You will also not have access to an annuity benefit, a guaranteed Death Benefit and an optional guaranteed living benefit. Because of these additional separate account expenses, which affect your contract values and the returns on your investment, you should refer only to information about returns on the Subaccount Units available through this contract, and should not refer to information about returns on these Funds that may be available through other sources.

This annuity is not a deposit of a bank or other financial institution. It is not insured by the Federal Deposit Insurance Corporation, the National Credit Union Share Insurance Fund or other federal entity. It is subject to investment risks, including possible loss of the principal amount invested.

This prospectus does not constitute an offering in any jurisdiction where such offering may not lawfully be made. No person is authorized to make any representations in connection with this offering other than those contained in this prospectus.

You may invest your premiums in any of the Subaccounts listed below.

Equity Subaccounts
iShares® Core S&P 500 ETF
iShares® Core S&P Mid-Cap ETF
iShares® Core S&P Small-Cap ETF
iShares® S&P 500 Growth ETF
iShares® S&P 500 Value ETF
Vanguard® Dividend Appreciation Index Fund, ETF Shares
Vanguard® Large-Cap Index Fund, ETF Shares
Vanguard® Mega Cap Index Fund, ETF Shares

Fixed Income Subaccounts
Fidelity VIP Government Money Market Portfolio, Initial Class
iShares® Core U.S. Aggregate Bond ETF
iShares® iBoxx $ High Yield Corporate Bond ETF
iShares® Intermediate Credit Bond ETF
iShares® TIPS Bond ETF
Vanguard® Intermediate-Term Corporate Bond Index Fund, ETF Shares
Vanguard® Short-Term Bond Index Fund, ETF Shares
Vanguard® Total Bond Market Index Fund, ETF Shares

International and Alternative Subaccounts
iShares® International Treasury Bond ETF
Vanguard® Developed Markets Index Fund, ETF Shares
Vanguard® Emerging Markets Stock Index Fund, ETF Shares
Vanguard® Real Estate Index Fund, ETF Shares

iShares® and Blackrock® are registered marks of BlackRock, Inc. and its affiliates (BlackRock). All other trademarks, service marks or registered trademarks are the property of their respective owners. BlackRock's only relationship to Integrity Life is the licensing of certain trademarks and trade names of BlackRock. Integrity Life's variable annuities are not sponsored, endorsed, sold or promoted by BlackRock. BlackRock makes no representations or warranties to the owners of Integrity Life's variable annuities or any member of the public regarding the advisability of investing in them. BlackRock has no obligation or liability in connection with the operation, marketing, sale or trading of Integrity Life's variable annuities.

Vanguard® is a trademark of The Vanguard Group, Inc.

We seek to protect our proprietary position by, among other methods, filing United States patent applications related to our proprietary business processes, technology, inventions and improvements that are important to the development of our business, and to prevent others from infringing upon our proprietary rights. To that end, we have filed for patent protection of this investment product and its related business processes with the United States Patent and Trademark Office, so that this investment product and the business processes related to it may be accurately characterized as patent pending.

GLOSSARY

Account Value - the value of your contract, which consists of the value of your Investment Options added together.

Administrative Office - the address you are required to use to make requests and give instructions about your annuity contract.

Regular Mail:	Overnight Mail:
Integrity Life Insurance Company PO Box 5720 Cincinnati, Ohio 45201-5720	Integrity Life Insurance Company 400 Broadway, MS 74 Cincinnati, Ohio 45202-3341

Phone:
1-800-325-8583
Annuitant - the human being whose life is used to determine the Maturity Date of the contract and the amount of the Annuity Option.

Annuity Date - any date on or before the Maturity Date that you elect an Annuity Option.

Annuity Option - an arrangement under which income payments are made.

Business Day - any day that the New York Stock Exchange is open.

Contract Anniversary - occurs once annually on the same day as the Contract Date.

Contract Date - the date we issue you the contract; it is shown on the specification pages of your contract.

Contract Year - a year that starts on your Contract Date or any Contract Anniversary.

Death Benefit - benefit paid to the beneficiary on the Death Benefit Date.

Death Benefit Date - the date we receive an original certified death certificate and our death claim forms in Good Order, including the beneficiary's election of form of payment.

Exchange-Traded Funds (ETFs) - a type of investment fund that tracks an index, a commodity or basket of assets, and which trades like a stock on an exchange.

Fixed Account - an Investment Option offering a fixed rate of return.

Free Withdrawal Amount - the amount you may withdraw in any Contract Year without paying a withdrawal charge.

Fund - an investment in which a Subaccount invests; all Funds in this annuity are ETFs, except the Fidelity Variable Insurance Products Government Money Market Portfolio.

General Account - the Company’s account that contains all of our assets other than those held in separate accounts.

Good Order - complete information we require to process your application, claim or any request received at our Administrative Office, the address of which is noted above in this Glossary.

Guaranteed Lifetime Withdrawal Benefit (GLWB) - an optional benefit that guarantees lifetime payments will be available for withdrawal.

GLWB Investment Strategies - investment strategies available for the GLWB Rider.

Investment Options - Subaccounts and the Fixed Account, collectively.

IRA - Individual Retirement Annuity under section 408(b), 408(k) or 408A of the Internal Revenue Code.

Maturity Date - the 100th birthday of the Annuitant named on the Contract Date. The Maturity Date is the latest date you can either elect an Annuity Option or receive a lump sum payment.

Rider - a supplement to your contract that provides optional benefits at an additional cost.

Required Beginning Date - April 1st of the year after the calendar year in which the owner reaches age 70½; this is the date when the owner must begin taking Required Minimum Distributions from a Traditional or SEP IRA.

Required Minimum Distribution (RMD) - annual withdrawal amount required under the Tax Code based on the prior calendar year-end fair market value of this contract only, as calculated by us.

Separate Account - Separate Account I of Integrity Life Insurance Company. Its assets are segregated from the General Account by Integrity Life and divided into Subaccounts.

Subaccounts - Investment Options available to you under the contract other than the Fixed Account. Each Subaccount is a division of the Separate Account and invests exclusively in a single Fund with the same name.

Surrender Value - your Account Value reduced by any withdrawal charge and premium tax.

Systematic Transfer Option (STO) - a Fixed Account that accepts new premiums, which must be transferred from the STO into Subaccounts within either a six-month or one-year period.

Tax Code - the Internal Revenue Code of 1986, as amended, or any corresponding provisions of subsequent United States tax laws, and applicable regulations of the Internal Revenue Service.

Unit - measure of your ownership interest in a Subaccount.

Unit Value - value of each Unit calculated on each Business Day.

Part 1 – Fees and Expense Tables and Summary of Contract

Fees and Expenses

The following tables describe the fees and expenses that you will pay when buying, owning, withdrawing from and surrendering the contract.

The following table describes the maximum fees and expenses that you will pay at the time you buy the contract, withdraw from or surrender the contract, or transfer contract value among Subaccounts. State premium tax may also be deducted. 1

Contract Owner Transaction Expenses

Maximum Deferred Sales Load (withdrawal charge) as a percentage of premiums [2]	7%

The following table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including Total Annual Fund Operating Expenses.

Separate Account Annual Expenses (as a percentage of average Account Value in Subaccounts)

	Maximum Charge	Current Charge
Mortality and Expense Risk Charge	1.00%	1.00%
Administration Charge	0.75%	0.75%
Optional Guaranteed Lifetime Withdrawal Benefit, Investment Strategy 1	1.50%	0.60%
Optional Guaranteed Lifetime Withdrawal Benefit, Investment Strategy 2	1.50%	0.80%
Highest Possible Total Separate Account Annual Expenses[3,4]	3.25%	2.55%

Total Annual Fund Operating Expenses
(expenses deducted from Fund assets, including management fees, distribution fees and other expenses)

The next item shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time you own the contract. More detail concerning each Fund’s fees and expenses is contained in the prospectus for each Fund.

Minimum: 0.04% Maximum: 0.49%

Details of the Fund operating expenses are on the next page.

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1 State premium taxes currently range from 0% to 1.0%.
2 The withdrawal charge decreases over time and is eliminated for each premium after it reaches five years old. See Part 4.
3 Assessed daily on the Account Value in the Subaccounts.
4 You may elect only one of the optional Guaranteed Lifetime Withdrawal Benefit Investment Strategies. Therefore the Highest Possible Total Separate Account Annual Expenses reflect the election of Investment Strategy 2, which carries the higher current charge.

Total Annual Fund Operating Expenses (continued)

Gross annual Fund expenses1 as a percentage of average net assets in each Fund:

Fund	Manage- ment Fees	12b-1 Fee	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Gross Expenses
Equity Subaccounts:
iShares Core S&P 500 ETF [2]	0.04%	0.00%	0.00%	0.00%	0.04%
iShares Core S&P Mid-Cap ETF [2]	0.07%	0.00%	0.00%	0.00%	0.07%
iShares Core S&P Small-Cap ETF [2]	0.07%	0.00%	0.00%	0.00%	0.07%
iShares S&P 500 Growth ETF [2]	0.18%	0.00%	0.00%	0.00%	0.18%
iShares S&P 500 Value ETF [2]	0.18%	0.00%	0.00%	0.00%	0.18%
Vanguard Dividend Appreciation Index Fund, ETF Shares	0.07%	0.00%	0.01%	0.00%	0.08%
Vanguard Large-Cap Index Fund, ETF Shares	0.05%	0.00%	0.01%	0.00%	0.06%
Vanguard Mega Cap Index Fund, ETF Shares	0.05%	0.00%	0.02%	0.00%	0.07%
Fixed Income Subaccounts:
Fidelity VIP Government Money Market Portfolio	0.18%	0.00%	0.08%	0.00%	0.26%
iShares Core U.S. Aggregate Bond ETF [2,3,4]	0.05%	0.00%	0.00%	0.01%	0.06%
iShares iBoxx $ High Yield Corporate Bond ETF [2]	0.49%	0.00%	0.00%	0.00%	0.49%
iShares Intermediate Credit Bond ETF [2]	0.20%	0.00%	0.00%	0.00%	0.20%
iShares TIPS Bond ETF [2]	0.20%	0.00%	0.00%	0.00%	0.20%
Vanguard Intermediate-Term Corporate Bond Index, ETF Shares	0.06%	0.00%	0.01%	0.00%	0.07%
Vanguard Short-Term Bond Index Fund, ETF Shares	0.06%	0.00%	0.01%	0.00%	0.07%
Vanguard Total Bond Market Index Fund, ETF Shares	0.04%	0.00%	0.01%	0.00%	0.05%
International and Alternative Subaccounts:
iShares International Treasury Bond ETF [2]	0.35%	0.00%	0.00%	0.00%	0.35%
Vanguard Developed Markets Index, ETF Shares	0.05%	0.00%	0.02%	0.00%	0.07%
Vanguard Emerging Markets Stock Index Fund, ETF Shares	0.07%	0.00%	0.07%	0.00%	0.14%
Vanguard Real Estate Index Fund, ETF Shares	0.11%	0.00%	0.01%	0.00%	0.12%

(1) Each Fund’s expenses were provided in the most recent prospectus for that Fund. We have not independently verified the information. Current or future expenses may be more or less than those shown. More details concerning each Fund's fees and expenses are contained in the prospectus for that Fund.
(2) The iShares Trust's investment advisory agreement provides that the Fund’s advisors will pay all operating expenses of the Fund, except interest expense, taxes, brokerage expenses, future distribution fees or expenses, and extraordinary expenses.
(3) “Acquired Fund Fees and Expenses” reflect the Fund’s pro rata share of the fees and expenses incurred by investing in other investment companies. The effect of Acquired Fund Fees and Expenses is included in the total returns of the Fund.
(4) The fund’s net expenses are 0.05%. The Fund’s advisor has contractually agreed to waive its management fees in an amount equal to the Acquired Fund Fees and Expenses attributable to the Fund’s direct investments in other registered investment companies advised by the fund's advisor, or its affiliates through June 30, 2021. The contractual waiver may be terminated prior to June 30, 2021 only upon written agreement of the Trust and advisor.

Examples

The examples that follow are intended to help you compare the cost of investing in this contract with the cost of investing in other variable annuity contracts. Each example assumes that you invest $10,0005 in the contract for the time period indicated. Each example also assumes that your investment has a 5% return each year. Your actual return may be higher or lower.

Highest Cost Example with Rider
The following example includes the maximum mortality and expense risk charge, administration charge withdrawal charge, and maximum Fund operating expenses; it also assumes you elect the GLWB Rider at the maximum charge. If the current GLWB Rider charge was used, the total cost would be less than indicated in this example. Based on these assumptions, your costs would be:

If you surrender your contract at the end of the applicable period:

1 year	3 years	5 years	10 years
$1,091	$1,786	$2,398	$4,108

If you remain invested in the contract, or if you select an Annuity Option with a life contingency at the end of the applicable period:

1 year	3 years	5 years	10 years
$391	$1,186	$1,998	$4,108

Highest Cost Example without Rider
The following example includes the maximum mortality and expense risk charge, administration charge, withdrawal charge, and maximum Fund operating expenses; it also assumes you do not elect the GLWB Rider. Based on these assumptions, your costs would be:

If you surrender your contract at the end of the applicable period:

1 year	3 years	5 years	10 years
$934	$1,322	$1,635	$2,644

If you remain invested in the contract, or if you select an Annuity Option with a life contingency at the end of the applicable period:

1 year	3 years	5 years	10 years
$234	$722	$1,235	$2,644

Accumulation Unit Values

See Appendix A

_________________________________________________________
5 This contract requires a minimum initial premium of $25,000.

Summary of Contract

This Contract is an IRA

This contract is a variable annuity that must be issued as an Individual Retirement Annuity (IRA) as defined by section 408(b), 408(k) or 408A of the Tax Code. The contract itself does not provide the tax advantages typically provided by a variable annuity. The tax advantages available with this contract exist solely through the contract's qualification as an IRA.

You should read Part 8, “Tax Aspects of the Contract” for more information and consult a tax advisor about your particular circumstances. Most of the withdrawals you make before you are 59½ years old are subject to a 10% federal tax penalty on the amounts withdrawn.

You may want to purchase ETFs through a variable annuity issued as an IRA vs. directly though the IRA for several reasons, including, but not limited to, that this annuity provides a guaranteed minimum death benefit, access to guaranteed annuitization that can provide income for life and offers an optional living benefit that can provide income for life.

Parties to the Contract

•	Integrity Life Insurance Company - “We,” “our,” “us,” “the Company” and “Integrity Life” mean Integrity Life Insurance Company.

•
Owner - “You” and “your” mean the owner. This variable annuity contract is a contract between you and us. You, as the owner, have certain rights under the contract. Because this contract is an IRA, joint owners are not allowed and you may not transfer ownership.

•
Annuitant - You are the Annuitant, the person whose life is used to determine the Maturity Date of the contract and the amount of the annuity benefit, when elected. The Annuitant must be a natural person, and cannot be changed after the Contract Date. Joint Annuitants are not allowed until an Annuity Option is elected and will have no effect until the Annuity Date.

•
Beneficiary - The beneficiary is the person or persons who will receive the Death Benefit upon your death prior to the Annuity Date and upon election of Annuity Benefit, to receive any remaining payments. See Part 5, sections titled “Death Benefit,” “Selecting and Changing Your Beneficiary,” and “Maturity Date and Annuity Options.”

•
Custodial Account - If the contract is purchased through an established IRA custodial account, the contract owner will be considered the account, the Annuitant will generally be you as the account owner, and the account must be the beneficiary.

•	Covered Person - A person covered under one of the GLWB Riders. See Part 6.

Your Rights and Benefits

As the owner of the contract, you have the following rights:

•	To contribute, transfer and withdraw money. See Part 5.

•	To invest your premiums in the Investment Options. See Part 3.

•	To elect the optional benefits available at the time you purchase the annuity contract (for an additional cost). See Part 6.

•	To elect an Annuity Option. See Part 5, section titled "Maturity Date and Annuity Option."

•
To name one or more beneficiaries to receive the Death Benefit. See Part 5, sections titled "Death Benefit" and “Selecting and Changing Your Beneficiary.” If the owner is a custodian, the owner must name itself as the sole beneficiary.

Your rights are subject to the rules and significant limitations stated in your contract, in this prospectus and under the Tax Code.

Investment Goals and Risks

This contract allows you to accumulate money for retirement or other long-term goals. This contract is intended for long-term investing only and is not intended as a vehicle for frequent trading. Transfers among Subaccounts are strictly limited under the terms of this contract. See Part 5, section titled "Allocations and Transfers."

An investment in any of the Subaccounts carries with it certain risks, including the risk that the value of your investment will decline and you could lose money. The Subaccounts invest in ETFs (except the Fidelity Variable Insurance Products Government Money Market Portfolio), many of which invest in common stocks. You could lose money if one of the issuers of the stocks becomes financially impaired or if the market as a whole declines. There is also the inherent risk that holders of common stock generally are behind creditors and holders of preferred stock for payments in the event of the bankruptcy of a stock issuer. Some of the Subaccounts invest in Funds that invest in high yield securities that are rated below investment grade, commonly referred to as “junk bonds.” High yield securities may be subject to greater levels of credit or default risk than higher-rated securities. Some of the Subaccounts also invest in securities issued by companies in foreign countries, which means that world events, such as political upheaval, financial troubles, or natural disasters, will adversely affect the value of these securities. Foreign investments are also subject to currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates.

Shares of ETFs may trade at a discount from their net asset value in the secondary market. This risk is separate and distinct from the risk that the net asset value of the ETF shares may decrease. The amount of such discount from net asset value is subject to change from time to time in response to various factors.

The services of Mid Atlantic Trust Company (MATC) and third-party broker-dealers underlie the process supporting this variable annuity and the subaccounts’ investments. If either MATC or the third-party broker-dealers terminate or significantly modify the services provided to us, we will seek to replace those services through other providers or through other methods. If suitable replacement services are not available, we will take such other actions or make changes in how we operate as allowed by law and your annuity contract to mitigate any adverse effects on the Separate Accounts, you and us, to the greatest extent reasonably possible. These actions could include working directly with broker-dealers to purchase ETFs; bringing in-house the services being provided by MATC; and/or making available index mutual funds as underlying investment options. While we believe it is highly unlikely, it is possible that under a worst-case scenario we would be required to disallow additional premiums into the contract, and that transfers could only be made into the money market subaccount (although your then-current allocations would not be affected). See more about Mid Atlantic Trust Company in Part 2, section titled “ETF Custodian.”

For a complete discussion of the risks associated with investing in any particular Subaccount, see the prospectus of the corresponding Fund.

Account Value and Surrender Value

Your Account Value consists of the values of your Investment Options added together. Any amount allocated to a Subaccount will go up or down in value depending on the investment performance of the Fund. The value of premiums allocated to the Subaccounts is not guaranteed. Your Account Value also is subject to charges. See Part 4.

Your Surrender Value is equal to your Account Value, minus any withdrawal charge and applicable premium tax. See Part 4.

Your minimum Account Value is $2,000. If the Account Value goes below the minimum Account Value and we have received no premiums from you for two years, we may terminate the contract and pay you the Account Value. We will notify you in advance and will give you at least 60 days to contribute additional premium to bring the Account Value above the minimum if you wish to keep your contract in force. The minimum Account Value does not apply if you have a GLWB Rider.

If you take withdrawals (other than the Free Withdrawal Amount or RMD), this contract also requires that you have a minimum Account Value of $20,000 remaining after the withdrawal. (Please note that you may fully surrender your contract at any time.) This rule does not apply if you have a GLWB Rider. See Part 5, section titled “Withdrawals.”

Your Right to Revoke (Free Look Period)

You may cancel your contract within 10 days after you receive it by returning it to our Administrative Office by mail, postmarked within the 10-day period. We will extend the 10-day period if required by state law. If you cancel your contract, we will return your Account Value, which may be more or less than your original premium depending upon the investment performance of the Subaccounts you selected and any applicable charges. You bear the investment risk, as well as any fees and charges incurred, during the free look period. See Part 4 for more discussion of the fees and charges. Some states require that we return your premium, or some amount other than your Account Value. In that case, we will return the greater of the amount required by state law and your Account Value.

Part 2 – Integrity Life and the Separate Account

Integrity Life Insurance Company

Integrity Life is a stock life insurance company organized under the laws of Arizona on May 3, 1966, and redomesticated to Ohio on January 3, 1995. Our principal executive office is located at 400 Broadway, Cincinnati, Ohio 45202. We are authorized to sell life insurance and annuities in 49 states and the District of Columbia. Integrity Life is a subsidiary of The Western and Southern Life Insurance Company, a life insurance company organized under the laws of the State of Ohio on February 23, 1888.

Integrity Life guarantees certain amounts under the contract. We refer to these guaranteed amounts as “insurance obligations,” such as income payments under the GLWB Rider after your Account Value is exhausted. In this case, we will pay you the income payments from our General Account. Benefit amounts paid from the General Account are subject to our financial strength and claims paying ability and our long-term ability to make such payments. There are risks to purchasing any insurance product.

The Western and Southern Life Insurance Company, Integrity Life’s parent company, has guaranteed the insurance obligations of Integrity Life to its contract owners, including the owners of this contract (the Guarantee). Amounts covered by the Guarantee are subject to the financial strength and claims paying ability of The Western and Southern Life Insurance Company. The Guarantee does not guarantee investment performance on the portion of your Account Value invested in the Subaccounts. The Guarantee provides that contract owners can enforce the Guarantee directly.

Separate Account I

Separate Account I of Integrity Life Insurance Company was established in 1986, and is maintained under the insurance laws of the State of Ohio. The Separate Account is a unit investment trust, which is a type of investment company governed by the Investment Company Act of 1940 (1940 Act).

Under Ohio law, we own the assets of our Separate Account and use them to support the Subaccounts of your contract and other variable annuity contracts. You participate in the Separate Account in proportion to the amounts in your contract. Integrity Life Insurance Company is responsible for all obligations under the contract.

Income, gains and losses, whether realized or unrealized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to our other income, gains or losses. The assets of the Separate Account may not be charged with the liabilities arising out of our other businesses. We may allow fees that are owed to us to stay in the Separate Account, and, in that way, we can participate proportionately in the Separate Account. We may also periodically withdraw amounts that are earned and owed to us from the Separate Account.

Subaccounts

The Separate Account is divided into Subaccounts. Each Subaccount invests in shares of a Fund with the same name. The Subaccounts available in this contract are listed in Part 3. We may add, substitute or close Subaccounts from time to time, and we may limit the amount of your investment in one or more of the Subaccounts on a nondiscriminatory basis.

Each Subaccount available in this contract (except for the Fidelity VIP Government Money Market Portfolio) invests in the shares of a distinct ETF. Each ETF available through a Subaccount is a registered investment company. ETF shares are traded throughout the day on exchanges, such as the NYSE Arca, Inc. ETF shares may trade at, above or below their net asset value; however, for purposes of valuing the Subaccount Units, we will use the daily closing price of each ETF on its primary exchange.

Each ETF available through a Subaccount in this contract seeks investment results that correspond to an index. The returns on the ETF shares will not precisely correlate with the performance of the index. You cannot invest directly in an index. You may want to purchase this variable annuity instead of one that does not invest in passively managed ETFs for several reasons, including, but not limited to, that the underlying fund costs are substantially lower than those of most variable annuities on the market today.

Distribution of Variable Annuity Contracts

Touchstone Securities, Inc., an affiliate of Integrity Life, serves as the principal underwriter for our variable annuity contracts. Touchstone Securities, Inc. and Integrity Life are under the common control of the same parent company: The Western and Southern Life Insurance Company. The principal business address of Touchstone Securities is 400 Broadway, Cincinnati, Ohio 45202. The contracts are sold by individuals who are licensed insurance agents and registered representatives of broker-dealers or financial institutions that have entered into distribution agreements with us.

ETF Custodian

Mid Atlantic Trust Company (MATC), a South Dakota registered non-depository trust company, is the custodian for the ETFs held by the Subaccounts. MATC provides certain services to the Separate Account, including custody of and accounting services for the ETFs owned by the Separate Account. MATC also facilitates execution of the purchase and sale of the ETFs through third-party broker-dealers. These third-party broker-dealers, working with MATC, provide the ETFs to the Separate Account at the daily closing price of each ETF on its primary exchange. Brokerage fees are paid by MATC.

The services of MATC and the third-party broker-dealers underlie the process supporting this variable annuity and the subaccounts’ investments. If either MATC or the third-party broker-dealers terminate or significantly modify the services provided to us, we will seek to replace those services through other providers or through other methods. If suitable replacement services are not available, we will take such other actions or make changes in how we operate as allowed by law and your annuity contract to mitigate any adverse effects on the Separate Accounts, you and us to the greatest extent reasonably possible. These actions could include working directly with broker-dealers to purchase ETFs; bringing in-house the services being provided by MATC; and/or making available index mutual funds as underlying investment options. While we believe it is highly unlikely, it is possible that under a worst-case scenario we would be required to disallow additional premiums into the contract, and that transfers could only be made into the money market subaccount (although your then-current allocations would not be affected).

Changes in How We Operate

We can change how the Company or our Separate Account operates, subject to the approval of federal or state regulators when required by the 1940 Act or other applicable laws. We will notify you if any changes result in a material change in the Funds or Investment Options. We may:

•	combine the Separate Account with any other separate account we own;

•	transfer assets of the Separate Account to another separate account we own;

•	add, remove, substitute, close, change, combine or limit investment in Subaccounts or withdraw assets relating to your contract from one Subaccount and put them into another;

•	register or end the registration of the Separate Account under the 1940 Act;

•
operate our Separate Account under the direction of a committee or discharge a committee at any time (the committee may be composed of a majority of persons who are “interested persons” of Integrity Life);

•	restrict or eliminate any voting rights of owners or others that affect our Separate Account;

•	cause one or more Subaccounts to invest in a fund other than or in addition to the Funds;

•	operate our Separate Account or one or more of the Subaccounts in any other form the law allows, including a form that allows us to make direct investments; we may make any legal investments we wish;

•	make any changes required by the 1940 Act or other federal securities laws;

•	make any changes necessary to maintain the status of the contracts as annuities and/or IRAs under the Tax Code; or

•	make other changes required under federal or state law relating to annuities.

Part 3 – Your Investment Options

You may invest your premiums in the Subaccounts, the Fixed Account, or both, subject to any restrictions described in this prospectus. If you purchase one of the GLWB Riders, your Investment Options are limited. See Part 6.

Each Subaccount invests in the shares of a distinct Fund. Each Subaccount and its corresponding Fund share the same name. The value of your Subaccount will vary with the performance of the corresponding Fund. For a full description of each Fund, see that Fund’s prospectus and SAI.

The Fund Families and the Funds

Below is a description of each Fund family, iShares ® and The Vanguard Group, as well as the Fidelity Variable Insurance Products, which offers the Government Money Market Portfolio in this annuity, followed by a brief description of each Fund. Each Fund has a separate prospectus and SAI that provides more details about management fees and other expenses deducted from each Fund, the Fund’s principal investment strategies and the risks associated with investing. There is no guarantee that a Fund will meet its investment objective. For a prospectus containing complete information on any Fund, including the risks associated with investing , call our Administrative Office toll-free at 1-800-325-8583 .

Fidelity® Variable Insurance Products
The Portfolio is a series of a Fidelity Variable Insurance Products trust. Fidelity Management & Research Company, located at 245 Summer Street, Boston, MA 02210, is the investment advisor.

iShares®
iShares Trust is a registered investment company that consists of separate investment portfolios called Funds. All the Funds listed below are ETFs. BlackRock Fund Advisors (BFA), 400 Howard Street, San Francisco, CA 94105, is the investment advisor to each Fund listed in this section. BFA uses a “passive” or indexing approach to try to achieve each Fund’s investment objective. Unlike many investment companies, the advisor does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. BFA uses a representative sampling indexing strategy to manage each Fund as described in the Fund's prospectus. Unless otherwise indicated in the Fund description, each iShares Fund generally invests at least 90% of its assets in securities of the underlying index and in depositary receipts representing securities of the underlying index, and/or securities that provide substantially similar exposure to securities in the underlying index. The Fund may invest the remainder of its assets in certain futures, options and swap contracts, cash and cash equivalents, including money market funds advised by BFA or its affiliates, as well as in securities not included in its underlying index, but which BFA believes will help the Fund track its underlying index.

The Vanguard Group, Inc.
The Vanguard Group, Inc. is a family of investment companies. Many of the investment companies offer ETF shares, including all those listed below. Each corresponding Subaccount invests in the ETF share class. The Vanguard Group, Inc., P.O. Box 2600, Valley Forge, PA 19482, is the investment advisor to each Fund listed in this section.

Equity Funds:

iShares® Core S&P 500 ETF
The Fund seeks to track investment results of the S&P 500 ® Index, which measures the performance of the large-capitalization sector of the U.S. equity market. The component stocks are weighted based on the float-adjusted market value of their outstanding shares. The index consists of stocks from a broad range of industries. Components primarily include financials, healthcare and information technology companies. The components of the index, and the degree to which these components represent certain industries, are likely to change over time.

iShares® Core S&P Mid-Cap ETF
The Fund seeks to track investment results of the S&P MidCap 400® Index, which measures the performance of the mid-capitalization sector of the U.S. equity market. The component stocks are weighted based on the float-adjusted market value of their outstanding shares. As of March 31, 2017, the stocks in the index had a market capitalization between $1.4 billion and $5.9 billion at time of entry, which may fluctuate depending on the overall level of the equity markets and are selected for liquidity and industry group representation. The index consists of stocks from a broad range of industries. Components primarily include financials, industrials and information technology companies. The components of the index, and the degree to which these components represent certain industries, are likely to change over time.

iShares® Core S&P Small-Cap ETF
The Fund seeks to track the investment results of the S&P SmallCap 600® Index, which measures the performance of the small-capitalization sector of the U.S. equity market. The component stocks are weighted based on the float-adjusted market value of their outstanding shares. As of March 31, 2017, the stocks in the index had a market capitalization between $400 million and $1.8 billion at time of entry, which may fluctuate depending on the overall level of the equity markets and are selected for liquidity and industry group representation. The index consists of stocks from a broad range of industries. Components primarily include financials, industrials and information technology companies. The components of the index, and the degree to which these components represent certain industries, are likely to change over time.

iShares® S&P 500 Growth ETF
The Fund seeks to track investment results of the S&P 500 Growth Index™, which measures the performance of the large-capitalization growth sector of the U.S. equity market. It is a subset of the S&P 500® and consists of those stocks in the S&P 500® exhibiting the strongest growth characteristics, as determined by the index provider. Components primarily include consumer discretionary, healthcare, and information technology companies. The components of the index, and the degree to which these components represent certain industries, are likely to change over time.

iShares® S&P 500 Value ETF
The Fund seeks to track investment results of the S&P 500 Value Index™, which measures the performance of the large-capitalization value sector of the U.S. equity market. It is a subset of the S&P 500 ® and consists of those stocks in the S&P 500 ® exhibiting the strongest value characteristics, as determined by the index provider. The components of the index, and the degree to which these components represent certain industries, are likely to change over time.

Vanguard Dividend Appreciation Index Fund, ETF Shares

The Fund seeks to track the performance of a benchmark index that measures the investment return of common stocks of companies that have a record of increasing dividends over time. The Fund employs an indexing investment approach designed to track the performance of the NASDAQ US Dividend Achievers Select Index, which consists of common stocks of companies that have a record of increasing dividends over time. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the index, holding each stock in approximately the same proportion as its weighting in the index.

Vanguard Large-Cap Index Fund, ETF Shares
The Fund seeks to track the performance of a benchmark index that measures the investment return of large-capitalization stocks. The Fund employs an indexing investment approach designed to track the performance of the CRSP US Large Cap Index, a broadly diversified index of large U.S. companies representing approximately the top 85% of the U.S. market capitalization. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the index, holding each stock in approximately the same proportion as its weighting in the index.

Vanguard Mega Cap Index Fund, ETF Shares
The Fund seeks to track the performance of a benchmark index that measures the investment return of large-capitalization stocks in the United States. The Fund employs an indexing investment approach designed to track the performance of the CRSP US Mega Cap Index. The index is a float-adjusted, market-capitalization-weighted index designed to measure equity market performance of mega-capitalization stocks in the United States. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the index, holding each stock in approximately the same proportion as its weighting in the index.

Fixed Income Funds:

Fidelity VIP Government Money Market Portfolio
The Portfolio seeks as high a level of current income as is consistent with preservation of capital and liquidity. The advisor normally invests at least 99.5% of total assets in cash, U.S. Government securities and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash or government securities). The advisor invests in U.S. Government securities issued by entities that are chartered or sponsored by Congress but whose securities are neither issued nor guaranteed by the U.S. Treasury. The fund invests in compliance with industry-standard regulatory requirements for money market funds for quality, maturity, liquidity, and diversification of investments.

iShares® Core U.S. Aggregate Bond ETF
The Fund seeks to track investment results of the Bloomberg Barclays U.S. Aggregate Bond Index, which measures the performance of the total U.S. investment-grade bond market. The index includes investment-grade U.S. Treasury bonds, government-related bonds, corporate bonds, mortgage-backed pass-through securities, commercial mortgage-backed securities and asset-backed securities that are publicly offered for sale in the United States. A significant portion of the index is represented by mortgage-backed pass-through securities and treasury securities, and securities of industrials companies. The components of the index, and the degree to which these components represent certain industries, are likely to change over time. The securities in the index have $300 million or more of outstanding face value and have at least one year remaining to maturity, with the exception of amortizing securities such as asset-backed and mortgage-backed pass-through securities, which have lower thresholds as defined by the index provider. In addition, the securities must be denominated in U.S. dollars and must be fixed-rate and non-convertible.

iShares® iBoxx $ High Yield Corporate Bond ETF
The Fund seeks to track investment results of the Markit iBoxx® USD Liquid High Yield Index, which is a rules-based index consisting of the liquid, U.S. dollar-denominated, corporate bonds for sale in the United States. The index is designed to provide a broad representation of the U.S. dollar-denominated liquid investment-grade corporate bond market. The index is a modified market-value weighted index with a cap on each issuer of 3%. There is no limit to the number of issues in the index. A significant portion of the index is represented by securities of financials companies. The components of the index, and the degree to which these components represent certain industries, are likely to change over time.

iShares® Intermediate Credit Bond ETF

The Fund seeks to track investment results of the Bloomberg Barclays U.S. Intermediate Credit Bond Index, which measures the performance of investment-grade corporate debt and sovereign, supranational, local authority and non-U.S. agency bonds that are U.S. dollar-denominated and have a remaining maturity of greater than one year and less than or equal to 10 years. A significant component of the index is represented by securities of financials and industrials companies. The components of the index, and the degree to which these components represent certain industries, are likely to change over time. The index includes investment-grade credit securities that have a remaining maturity of greater than one year and less than or equal to 10 years and have $300 million or more of outstanding face value. In addition, the securities in the index must be denominated in U.S. dollars and must be fixed-rate and non-convertible. Excluded from the index are structured notes with embedded swaps or other special features, private placements, floating-rate securities and bonds that have been issued in one country’s currency, but are traded outside of that country in a different country and regulatory system (Eurobonds). The index is market-capitalization weighted.

iShares® TIPS Bond ETF
The Fund seeks to track investment results of the Bloomberg Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L), which measures the performance of the inflation-protected public obligations of the U.S. Treasury, commonly known as “TIPS.” TIPS are securities issued by the U.S. Treasury that are designed to provide inflation protection to investors. TIPS are income-generating instruments whose interest and principal payments are adjusted for inflation—a sustained increase in prices that erodes the purchasing power of money. The inflation adjustment, which is typically applied monthly to the principal of the bond, follows a designated inflation index, the consumer price index (“CPI”), and TIPS’ principal payments are adjusted according to changes in the CPI. A fixed coupon rate is applied to the inflation-adjusted principal so that as inflation rises, both the principal value and the interest payments increase. This can provide investors with a hedge against inflation, as it helps preserve the purchasing power of an investment. Because of this inflation adjustment feature, inflation-protected bonds typically have lower yields than conventional fixed-rate bonds. The index includes all publicly-issued U.S. Treasury inflation-protected securities that have at least one year remaining to maturity, are rated investment-grade and have $300 million or more of outstanding face value. In addition, the securities in the index must be denominated in U.S. dollars and must be fixed-rate and non-convertible. The index is market-capitalization weighted.

Vanguard Intermediate-Term Corporate Bond Index Fund, ETF Shares
The Fund seeks to track the performance of a market-weighted corporate bond index with an intermediate-term dollar-weighted average maturity. The Fund employs an indexing investment approach designed to track the performance of the Bloomberg Barclays Capital U.S. 5-10 Year Corporate Bond Index. This index includes U.S. dollar-denominated, investment-grade, fixed-rate, taxable securities issued by industrial, utility, and financial companies, with maturities between 5 and 10 years. The Fund invests by sampling the index, meaning that it holds a range of securities that, in the aggregate, approximates the full index in terms of key risk factors and other characteristics. All of the Fund’s investments will be selected through the sampling process, and under normal circumstances, at least 80% of the Fund’s assets will be invested in bonds included in the index. The Fund maintains a dollar-weighted average maturity consistent with that of the index, which was 7.5 years as of August 31, 2017.

Vanguard Short-Term Bond Index Fund, ETF Shares
The Fund seeks to track the performance of a market-weighted bond index with a short-term dollar-weighted average maturity. The Fund employs an indexing investment approach designed to track the performance of the Bloomberg Barclays Capital U.S. 1-5 Year Government/Credit Float Adjusted Index. This index includes all medium and larger issues of U.S. government, investment-grade corporate, and investment-grade international dollar-denominated bonds that have maturities between 1 and 5 years and are publicly issued. The Fund invests by sampling the index, meaning that it holds a range of securities that, in the aggregate, approximates the full index in terms of key risk factors and other characteristics. All of the Fund’s investments will be selected through the sampling process, and at least 80% of the Fund’s assets will be invested in bonds held in the index. The Fund maintains a dollar-weighted average maturity consistent with that of the index, which generally does not exceed 3 years.

Vanguard Total Bond Market Index Fund, ETF Shares
The Fund seeks to track the performance of a broad, market-weighted bond index. The Fund employs an indexing investment approach designed to track the performance of the Bloomberg Barclays U.S. Aggregate Float Adjusted

Index. This index represents a wide spectrum of public, investment-grade, taxable, fixed income securities in the United States, including government, corporate, and international dollar-denominated bonds, as well as mortgage-backed and asset-backed securities, all with maturities of more than 1 year. The Fund invests by sampling the index, meaning that it holds a broadly diversified collection of securities that, in the aggregate, approximates the full index in terms of key risk factors and other characteristics. All of the Fund’s investments will be selected through the sampling process, and at least 80% of the Fund’s assets will be invested in bonds held in the index. The Fund maintains a dollar-weighted average maturity consistent with that of the index, which generally ranges between 5 and 10 years.

International and Alternative Funds:

iShares® International Treasury Bond ETF
The Fund seeks to track investment results of the S&P/Citigroup International Treasury Bond Index Ex-US, which is a broad, diverse, market value-weighted index designed to measure the performance of bonds denominated in local currencies and issued by foreign governments in developed market countries outside the United States. The index methodology is designed to balance the weighting of each country within the index by limiting the weightings of countries with higher debt outstanding and reallocating this excess to countries with lower debt outstanding. To be eligible for inclusion in the index, the issuing country must be a “Developed Country” as classified by the Bank for International Settlements. As of October 31, 2017, the index included securities issued by the governments in the following 17 countries: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Ireland, Italy, Japan, the Netherlands, Norway, Portugal, Spain, Sweden, and the United Kingdom. The index includes bonds having a remaining maturity greater than one year.

Vanguard Developed Markets Index Fund, ETF Shares
The Fund seeks to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in Canada and the major markets of Europe and the Pacific region. The Fund employs an indexing investment approach designed to track the performance of the FTSE Developed All Cap ex US Index, a market-capitalization-weighted index that is made up of approximately 3,700 common stocks of large-, mid-, and small-cap companies located in Canada and the major markets of Europe and the Pacific region. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the index, holding each stock in approximately the same proportion as its weighting in the index.

Vanguard Emerging Markets Stock Index Fund, ETF Shares
The Fund seeks to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in emerging market countries. The Fund employs an indexing investment approach designed to track the performance of the FTSE Emerging Markets All Cap China A Inclusion Index, a market-capitalization-weighted index that is made up of approximately 4,032 common stocks of large-, mid-, and small-cap companies located in emerging markets around the world. The Fund invests by sampling the index, meaning that it holds a broadly diversified collection of securities that, in the aggregate, approximates the full index in terms of key characteristics. These key characteristics include industry weightings and market capitalization, as well as certain financial measures, such as price/earnings ration and dividend yield.

Vanguard Real Estate Index Fund, ETF Shares
The Fund seeks to provide a high level of income and moderate long-term capital appreciation by tracking the performance of a benchmark index that measures the performance of publicly-traded equity real estate investment trusts (REITs) and other real estate-related investments. The Fund employs an indexing investment approach designed to track the performance of the MSCI US Investable Market Real Estate 25/50 Transition Index, an interim index that will gradually increase exposure to other real estate-related investments while proportionately reducing exposure to other stocks based on their weightings in the MSCI US Investable Market Real Estate 25/50 Index. The MSCI US Investable Market Real Estate 25/50 Index is made up of stocks of large, mid-size, and small U.S. companies within the real estate sector, which is composed of equity REITs, including specialized REITs, and real estate management and development companies. The Fund attempts to replicate the index by investing all, or substantially all, of its assets in the stocks that make up the index, holding each stock in approximately the same proportion as its weighting in the index.

Static Asset Allocation Models

We may offer one or more asset allocation models in connection with your variable annuity at no extra charge. Asset allocation is the process of investing in different asset classes – such as equity funds, fixed income funds, and alternative funds – depending on your personal investment goals, tolerance for risk, and investment time horizon. By spreading your money among a variety of asset classes, you may be able to reduce the risk and volatility of investing, although there are no guarantees.

We have no discretionary authority or control over your choice of Subaccounts or your other investment decisions. We may make available educational information and materials, such as a risk tolerance questionnaire, that may help you select an asset allocation model, but we do not recommend asset allocation models or otherwise provide advice about whether an asset allocation model may be appropriate for you.

Our asset allocation models are "static."  Although we may change or terminate asset allocation models we are offering to new contract purchasers, we will not change your allocations unless you advise us to do so. You will not be notified if the models are terminated or changed. You will not be provided with information regarding any terminations or changes to the asset allocation models. If you elect to invest using an asset allocation model, and if you elect automatic rebalancing, we will continue to rebalance your percentage allocations among the Funds in your existing model.

You should consult your investment professional periodically to consider whether any model you have selected is still appropriate for you. You may choose to invest in an asset allocation model or change your asset allocation at any time, subject to the limitations stated in your contract and this prospectus. See Part 5, section titled “Allocations and Transfers.”

Asset allocation does not ensure a profit, guarantee that your Account Value will increase or protect against a decline if market prices fall. An asset allocation model may not perform as intended. Any asset allocation models offered are based on then-available Funds in this annuity. We may discontinue, add, eliminate or change the models at any time.

The Fixed Account

Our Fixed Account is offered through our General Account, which also supports any portion of the Death Benefit, the annuity benefit, and any guarantees under a Rider that are in excess of Account Value. The General Account is not registered under the Securities Act of 1933 or the 1940 Act. Disclosures regarding the Fixed Account and the General Account are subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

Systematic Transfer Option (STO)
We offer a STO (a Fixed Account) that provides a fixed interest rate on each premium allocated to the STO. That interest rate is guaranteed for that premium while in the STO period selected. Available STO periods are six months or one year. All STO premiums will be automatically transferred into the Subaccounts within either six months or one year of your premium payment into the STO, depending on which STO period you select. You can invest in either the six-month or one-year STO at any one time, but not both. We require a minimum premium to the STO of $6,000 to fund the six-month STO or $12,000 to fund the one-year STO. We will automatically transfer equal amounts monthly for the six-month STO and either monthly or quarterly for the one-year STO. Once you have invested premium in a STO, it cannot be transferred from the STO except as the automatic transfers described above.

The STO is available for new premiums only. You cannot transfer from the Subaccounts into the STO. See “Systematic Transfer Program” in Part 9 for more details on this program. If you elect a GLWB Rider, the STO is only available for your initial premium received by us on or before the Contract Date.

Part 4 – Deductions and Charges

Separate Account Charges

We deduct a daily charge equal to an annual effective rate of 1.75% of your Account Value in each of the Subaccounts to cover our separate account charges, which include

•	mortality and expense risk charge of 1.00%; and

•	administration expense charge of 0.75%.

A portion of the separate account charges pays us for assuming the mortality risk and the expense risk under the contract. The mortality risk, as used here, refers to our risk that Death Benefits are greater than anticipated, or that annuitants, as a class of persons, will live longer than estimated and we will be required to pay out more annuity benefits than anticipated. The expense risk is our risk that the expenses of administering the contract will exceed the reimbursement for administrative expenses.

The administration expense charge is used to reimburse us for administrative expenses, including, but not limited to, processing applications, issuing contracts, processing customer orders and other requests, making investments, providing regular reports and confirmations to customers, providing reports and updates to regulators, maintaining accounting records for each contract owner, administering income payments, furnishing accounting and valuation services (including the calculation and monitoring of the daily Unit Values), reconciling and depositing cash receipts, and providing forms.

The administration expense charge also reimburses us for the cost and commissions associated with investing in the underlying ETFs, including brokerage commissions. The brokerage commissions associated with the ETF trades will be paid directly by MATC to the executing broker, and indirectly by us under an arrangement with MATC. See Part 2, section titled “ETF Custodian.” This arrangement is a proprietary fee arrangement based on a percentage of assets invested in the ETFs. Ultimately, this cost is passed along to you as part of this administrative expense.

The administration expense charge may also reimburse us for the costs of distribution of this variable annuity. We expect to make a profit from the separate account charges. The separate account charges cannot be increased without your consent.

Fund Expenses

The net asset value of the Fund shares reflects investment management fees and other expenses that have already been deducted from the assets of the Funds. Please refer to Part 1, section titled “Total Annual Fund Operating Expenses,” and the individual Fund’s prospectus for details on Fund expenses.

Withdrawal Charge

If you withdraw your premiums, you may be charged a withdrawal charge of up to 7% of the premium. The amount of the withdrawal charge is a percentage of each premium withdrawn and not of the Account Value. The charge varies, depending upon the "age" of the premiums included in the withdrawal. The “age” of the premium is the number of years that have passed since each premium was paid.

Premium Year	Charge as a Percentage of the Premium Withdrawn
1	7%
2	7%
3	6%
4	5%
5	4%
thereafter	0

When you take a withdrawal, the oldest premium is treated as the first withdrawn, then next oldest and so on. Any gain or earnings in your contract come out only after an amount equal to all your premiums, and any applicable charges on those premiums, is withdrawn. Please note, however, that for tax purposes, withdrawals are generally considered to be gain first. See Part 8.

Because the withdrawal charge applies to each premium, if your Account Value has declined due to poor performance of your selected Subaccounts or you have taken previous withdrawals, including the Free Withdrawal Amount, the withdrawal charge may be greater than the amount available for withdrawal. In some instances, your Account Value may be positive, but you will not have money available to withdraw due to the amount of the withdrawal charge still applicable to your premiums. A withdrawal charge applies to the withdrawal charge amount itself since this amount is part of the premium withdrawn.

You may take your Free Withdrawal Amount each Contract Year without paying a withdrawal charge. More details on the Free Withdrawal Amount are in Part 5, in the section titled "Free Withdrawal Amount."

We will not deduct a withdrawal charge from:

•	the Death Benefit; or

•
a withdrawal used to buy an immediate annuity from us after the first Contract Anniversary with either: (i) life contingencies; or (ii) a period certain that provides for fixed payments over 10 or more years.

If you take withdrawals (other than the Free Withdrawal Amount or RMD), this contract also requires that you have a minimum Account Value of $20,000 remaining after the withdrawal. (Please note that you may fully surrender your contract at any time.) This rule does not apply if you have a GLWB Rider. See Part 5, section titled “Withdrawals.”

For more information and examples of application of the withdrawal charge, see Appendix B.

Reduction or Elimination of the Withdrawal Charge

We can reduce or eliminate the withdrawal charge for individuals or a group of individuals if we anticipate expense savings. We may do this based on the size and type of the group, the amount of the premium, or whether there is some relationship with us. Examples of these relationships would include being an employee of Integrity Life or an affiliate, receiving distributions or making internal transfers from other contracts we issued, or transferring amounts held under qualified plans that we, or our affiliates, sponsored. We will not unlawfully discriminate against any person or group if we reduce or eliminate the withdrawal charge.

Commission Allowance and Additional Payments to Distributors

We generally pay a commission to the sales representative equal to a maximum of 6% of premiums, and up to 0.70% trail commission paid on Account Value starting in the second Contract Year. Commissions may vary due to differences between states, sales channels, sales firms and special sales initiatives.

A broker-dealer or financial institution that distributes our variable annuity contracts may receive additional compensation from us for training, marketing or other services provided. These services may include special access to sales staff and advantageous placement of our products. We do not make an independent assessment of the cost to the broker-dealer or financial institution of providing such services.

Integrity Life has agreements with some broker-dealer firms under which we pay varying amounts, but no more than 0.25% of Account Value, for enhanced access to their registered representatives. This payment to broker-dealer firms is separate from and in addition to brokerage commissions paid to our distributors from your Distribution Charge. The broker-dealer firms are BBVA Securities, Inc., BOK Financial Securities, Inc., Cetera Investment Services LLC, Commerce Brokerage Services, Inc., CUSO Financial Services, LP, Frost Brokerage Services, Inc., Hancock Investment Services, Inc., Infinix Investments, Inc., LPL Financial LLC, M&T Securities, Inc., PNC Investments LLC, and US Bancorp Investments, Inc.

Depending on the arrangements in place at any particular time, a broker-dealer, and the registered representatives associated with it, may have a financial incentive to recommend a particular variable annuity contract. This could create a conflict of interest between the broker-dealer or the registered representative and the customer. These payments could provide incentive to a broker-dealer or registered representative to recommend a Contract that is not in your best interest. You can find more about compensation in the SAI.

Optional Benefit Charges

You may purchase one of the GLWB Riders offered with this contract, which provide optional benefits for an additional cost. The additional cost of the Riders, along with complete details about their benefits, is provided in Part 6.

Tax Reserve

In the future, we may charge for taxes or set aside reserves for taxes, which will reduce the investment performance of the Subaccounts.

State Premium Tax

We will not deduct state premium taxes from your premiums before investing them in the Investment Options, unless required by your state law. If you elect an Annuity Option, we will deduct any applicable state premium taxes from the amount available for the Annuity Option. State premium taxes currently range from 0 to 1.0% for IRAs.

Part 5 – Terms of Your Variable Annuity

Purchasing the Contract

If you wish to purchase a contract, you must apply for it through an authorized sales representative. The sales representative will send your completed application to us, and we will decide whether to accept or reject it. If we accept your application, we will issue a contract and send it to you either directly or through your sales representative.

To apply for a contract, you must be of legal age to enter into a contractual relationship under applicable state law, generally 18 years old. You must be no older than 80 at the time of application.

This contract must be issued as an IRA. Subject to various rules and limitations, the Tax Code permits you to transfer or roll over money tax-free from one IRA to another IRA or from certain other qualified plans, such as a 401(k) plan, to an IRA. See Part 8.

If you are transferring money from another annuity contract that is an IRA to acquire this contract, you should carefully compare this contract to your current contract. You may have to pay a withdrawal charge under your current contract to transfer to this contract, and this contract has its own withdrawal charges that would apply to you. The other fees and charges under this contract may be higher (or lower), and the benefits may be different, than those of your current contract. In addition, you may have to pay federal income and penalty taxes on the transfer if it does not qualify for tax-free transfer or rollover treatment. You should not transfer from another annuity contract unless you determine that the transfer is right for you. Please note that the person who sells you this contract generally will earn a commission on the sale. You should also consult a tax advisor before requesting a tax-free transfer or rollover.

Premium Payments

Minimum initial premium	$25,000
Minimum additional premium[6]	$1,000
Maximum total premium without prior approval	$1,000,000
Maximum additional premium	up to applicable IRA limits each calendar year plus permissible transfers and rollovers

Because the initial premium must be $25,000 or more, the contract can only be purchased by transfer or rollover from an existing IRA or from certain other qualified plans, such as a 401(k) or a 403(b) plan. You can make additional premium payments at any time before age 81, or earlier if limited by the Tax Code. For example, you cannot contribute new premiums other than transfers and rollovers to a traditional IRA for the calendar year in which you reach age 70½, and thereafter.

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6 If your contract was issued in the state of Oregon, you may make only a single initial premium. Additional premiums are not allowed.

You must determine whether any premium qualifies as a permissible contribution subject to favorable tax treatment under the Tax Code. You must also determine whether such amount qualifies as a permissible transfer or rollover contribution under the Tax Code. For example, you cannot roll over from a SIMPLE IRA during the first two years of participation in the SIMPLE IRA and you cannot roll over after-tax contributions that are included in the other plans. You cannot roll over distributions that are part of a series of substantially equal payments made over your life expectancy, distributions made for a specified period of 10 years or more, RMD distributions or hardship distribution. For more information about limitations, see Part 8, section titled “Rollovers and Transfers.”

If you transfer or roll over money into this contract in the calendar year on or after you reach age 70½, you must take your RMD for the current calendar year before you purchase this contract.

We may refuse additional premiums if: (1) you have allocated some or all of the premium to an Investment Option, to which we are no longer accepting additional premiums; (2) the additional premium does not meet our minimum additional premium amount or exceeds our maximum premium amount for the annuity contract or for a specific Investment Option; (3) the total premiums paid under all annuity contracts issued by us, or our affiliates, on your life exceed $1,000,000; (4) we believe that the additional premium is being made by or on behalf of an institutional investor; or (5) for any reason allowed by law. You cannot purchase this contract with a rollover or transfer of death benefits from another annuity.

Your premiums are invested in the Investment Options you select. Each premium is credited as of the date we receive the premium in Good Order at our Administrative Office, except that additional time is allowed for the application of the initial premium under Rule 22c-1 of the 1940 Act. Good Order means complete information we require to process your application or any request.

Initial premium allocated to the subaccounts will be priced at the unit value determined no later than two business days after receipt of a completed application (including all necessary related information).  If the application is not complete, we may retain the initial premium for up to five business days while attempting to complete it.  If the application is not completed within five business days, you will be informed of the reason for the delay.  The initial premium will be returned unless you specifically allow us to hold the premium until the application is completed.

Once received in Good Order, premiums allocated to Subaccounts are used to purchase Units at the Unit Value as of the next close of the New York Stock Exchange.

Each additional premium will be credited to your Subaccount under your stated allocation as of the date we have received the premium in Good Order at our Administrative Office. If you submit a different allocation, a 60-day waiting period will start before you can make a subsequent transfer or allocation change. See Part 5, section titled "Allocations and Transfers."

All premiums are deemed received when they are received in Good Order at our Administrative Office.

Units in Our Separate Account

Your investment in the Subaccounts is used to purchase Units. On any given day, the value you have in a Subaccount is the number of Units you own in that Subaccount multiplied by the Unit Value. The Units of each Subaccount have a different Unit Value.

Units are purchased when you contribute new premium to your contract or transfer amounts to a Subaccount. Units are redeemed (sold) when you make withdrawals or transfer amounts out of a Subaccount into a different Subaccount. We also redeem Units to pay the Death Benefit or if you elect an Annuity Option, or as permitted or required by law. The number of Units purchased or redeemed in any Subaccount is calculated by dividing the dollar amount of the transaction by the next computed Unit Value for that Subaccount, calculated as of the next close of business of the New York Stock Exchange.

Each Unit represents a fractional undivided interest in the assets held in the related Subaccount. If Units of any Subaccount are redeemed, the fractional undivided interest represented by each remaining Unit will be increased. If additional Units are issued by any Subaccount, the fractional undivided interest represented by each remaining Unit will be decreased. Units will remain outstanding until redeemed by a contract owner.

If we make a mistake in executing any purchase or redemption, we will reprocess any trades made in error and ensure that you receive the correct Unit Values. We will put you in the same position you otherwise would have been in. Depending on the change in Unit Values between the error and correction, we may experience a gain or loss as a result of the reprocessing.

The Unit Value of each Subaccount will fluctuate with the investment performance of the corresponding Fund, which reflects the investment income, realized and unrealized capital gains and losses of the Fund, and the Fund’s expenses.

How We Determine Unit Value

We determine the Unit Value for each Subaccount after the close of business of the New York Stock Exchange, which is normally 4 p.m. Eastern Time on each Business Day. To value your Subaccount Units invested in ETFs, we use the daily closing price of each ETF on its primary exchange. Note that the ETF shares may trade at a discount from the net asset value of the ETF. To value your Subaccount Units invested in the Fidelity VIP Government Money Market Portfolio, we use the daily net asset value provided by Fidelity for the VIP Government Money Market Portfolio. In addition to the Fund shares, the Subaccounts that invest in the ETFs also hold an accrual for any dividends or other distributions declared by the ETF, which will be reinvested in the ETF on the next Business Day after payment.

The Unit Value of each Subaccount for any Business Day is equal to the Unit Value for the previous Business Day, multiplied by the net investment factor for that Subaccount on the current Business Day. The net investment factor measures the investment performance of a Subaccount from one Business Day to the next.

We determine the net investment factor by dividing the net asset value of the Subaccount for that valuation period by the net asset value of the Subaccount for the preceding valuation period. We subtract from that result the daily equivalent of the annual separate account charges for each calendar day since the last day that a Unit Value was determined (for example, a Monday calculation will include charges for Saturday and Sunday).

Generally, this means that we adjust Unit Values to reflect the change in value of the Fund shares, for the separate account charges and, if elected, the GLWB Rider charge.

Allocations and Transfers

Only one investment allocation to the Subaccounts may be in place at any time on your contract. This allocation applies to your current investment, future premiums, and rebalancing. In addition to your one allocation to the Subaccounts, you may allocate some or all of your initial premium and additional new premium to the STO. Transfers from the STO to the Subaccounts must be according to your one investment allocation to the Subaccounts.

You may reallocate all or part of your Account Value among the Subaccounts; however, each reallocation triggers a 60-day waiting period before you can make another allocation change. A transfer between or among Subaccounts is an “allocation change.” Here are the details:

•	A 60-day waiting period applies after your initial allocation on the Contract Date. This means you must wait 60 days after the contract is issued before you make an allocation change.

•	A 60-day waiting period applies after any voluntary allocation change. This means you must wait 60 days after the date you make an allocation change before you make another allocation change.

•	The following allocation changes will not trigger the 60-day waiting period:

o	automatic rebalancing;

o	automatic transfers from the STO;

o	reallocation as a result of any material change in a Fund or a Subaccount (see Part 2, section titled “Changes in How We Operate”);

o	automatic transfers that take place upon cancellation of a GLWB Rider, unless you make additional voluntary allocation changes in connection with the GLWB Rider cancellation.

Allocations and transfers are restricted further if you have a GLWB Rider. See Part 6.

To request a reallocation, you may write to our Administrative Office at the address in the Glossary. Mail sent to any other address may not be in Good Order. You may also contact your sales representative to request a reallocation. Each request for a reallocation or transfer must specify:

•	the contract number; and

•	the Subaccounts and allocation percentages stated in whole percentages.

If one portion of a reallocation request involving multiple Subaccounts violates our policies or is not in Good Order, the entire request will not be processed. You will need to resubmit a request that is in Good Order for your reallocation to be processed.

You may also request a reallocation through our telephone transfer service using your personal identifiers. We will honor telephone instructions from any person who provides correct identifying information. We are not responsible for fraudulent telephone requests we believe to be genuine according to these procedures. Accordingly, you bear the risk of loss if unauthorized persons make reallocations on your behalf. Telephone reallocations may be requested from 9:00 a.m. to 5:00 p.m. Eastern Time, on any day we are open for business.

If we receive your request in Good Order at our Administrative Office before 4:00 p.m. Eastern Time (or the close of the New York Stock Exchange, if earlier) on a Business Day, you will receive the Unit Values for the Subaccounts as of the close of business on the day you call.

Requests received at our Administrative Office at or after 4:00 p.m. Eastern Time (or the close of the New York Stock Exchange, if earlier) on a Business Day, or received on a day other than a Business Day, will be processed using Unit Values as of the close of business on the next Business Day. We will confirm all reallocations in writing.

Detrimental Effect of Trading on Unit Values

This contract is intended for long-term investing only and is not intended as a vehicle for frequent trading. Reallocations (transfers) among Subaccounts are strictly limited under the terms of this contract. See Part 5, section titled "Allocations and Transfers." We may refuse any reallocation request for an owner or certain owners if we believe, in our sole discretion, that a specific request or group of requests may have a detrimental effect on Unit Values. We will notify you or your designated representative if your requested reallocation is not made.

Specific Notice Regarding the Use of this Annuity for Market Timing or Frequent Trading

This contract is not designed to serve as a vehicle for trading in response to short-term fluctuations in the market. You cannot engage in intra-day trading of the ETFs available through the Subaccounts. Any person that intends to engage in stale price arbitrage, utilize market timing practices or make frequent transfers for any reason should not purchase this contract.

If we determine, in our sole discretion, that a contract owner is attempting to engage in improper trading, we may revoke their same-day reallocation/transfer privileges and require their trades to be submitted via U.S. Mail or overnight delivery service. We may reject transactions made in violation of our market timing policies. We may modify these restrictions at any time in our sole discretion.

Withdrawals

You may make withdrawals as often as you wish, subject to following rules:

•	Each withdrawal must be at least $250.

•
Your Account Value remaining after a partial withdrawal, including any withdrawal charge, must be at least $20,000. (Please note that you may fully surrender your contract at any time.) This rule does not apply to a withdrawal of your Free Withdrawal Amount, your RMD, or if you have a GLWB Rider.

Unless you request a withdrawal from a specific Investment Option, we will take the withdrawal from your Investment Options, pro rata, in the same proportion their value bears to your total Account Value. For example, if your Account Value is divided in equal 25% portions among four Subaccounts, when you make a withdrawal, 25% of the withdrawal will come from each of your four Subaccounts.

Withdrawals are processed when a request is received in Good Order at our Administrative Office. When you take a withdrawal from a Subaccount, Units are redeemed at the Unit Value as of the next close of the New York Stock Exchange.

The total amount deducted from your Account Value will be the withdrawal amount requested, plus any withdrawal charge that applies (see Part 4, section titled "Withdrawal Charge"). The amount you receive will be the amount you requested, less any applicable tax withholding. Withdrawals are handled differently if you elect a GLWB Rider. See Part 6.

Withdrawals are attributed to your Account Value in the following order: (1) any remaining Free Withdrawal Amount; (2) premiums that are no longer subject to a withdrawal charge and have not yet been withdrawn; (3) premiums subject to a withdrawal charge; and (4) any gain, interest, or other amount that is not considered a premium. Your investment comes out first, beginning with the oldest premium first, then next oldest and so on. Any gain or earnings in your contract come out only after an amount equal to all premiums, and any applicable charges on those premiums, are withdrawn. Please note, however, that for tax purposes, withdrawals are considered to be gain first. See Part 8.

Your financial professional or a third party may have offered you asset allocation or investment advisory services for your contract. Fees you pay for such investment advisory services are in addition to any contract charges. While we no longer accept these arrangements, if you already have them in place, the payments are withdrawals from your Account Value and will be subject to any applicable withdrawal charge. We will withdraw the requested payment according to the third party's instructions (including instructions about which Subaccounts to withdraw the fee from) and send you a confirmation of the transaction. We will not verify the accuracy of the amount being requested.

Examples of withdrawals and the application of a withdrawal charge are located in Appendix B.

Additional restrictions apply to withdrawals if you have a GLWB Rider. See Part 6.

Your Death Benefit is reduced by withdrawals on a proportional basis. See Part 5, section titled "Death Benefit."

Most of the withdrawals you make before you are 59½ years old are subject to a 10% federal tax penalty. See Part 8.

Free Withdrawal Amount

You may take your Free Withdrawal Amount each Contract Year without paying a withdrawal charge. The Free Withdrawal Amount is the greater of:

•	10% of your Account Value on the date of the withdrawal, minus any partial withdrawals taken during the current Contract Year; or

•
10% of your Account Value at your most recent Contract Anniversary, minus any partial withdrawals taken during the current Contract Year. (During your first Contract Year, this amount is 10% of your initial premium received on the Contract Date.)

If your RMD (based on the fair market value of this contract only as calculated by us) is greater than your Free Withdrawal Amount, we will allow you to take the RMD as your Free Withdrawal Amount, but only once each Contract Year. Because your RMD is based on a calendar year, you should plan in advance to coordinate your RMD with your available Free Withdrawal Amount.

If you do not take the Free Withdrawal Amount in any one Contract Year, you cannot add it, or any unused portion of it, to the next year’s Free Withdrawal Amount.

The Free Withdrawal Amount does not apply to a full surrender. Taking your Free Withdrawal Amount will not reduce the total withdrawal charge applicable to your premium. If you take a subsequent withdrawal for more than the Free Withdrawal Amount or if you surrender the contract, we will assess any applicable withdrawal charge on the amount of your premiums withdrawn, which are not reduced for any Free Withdrawal Amount you have taken.

The Free Withdrawal Amount is available for withdrawal only. The Free Withdrawal Amount is not available for transfer to another IRA or other qualified contract or account.

Timing of Payment of a Withdrawal or Surrender

We normally send you partial or full withdrawals (or apply your Account Value to the purchase of an Annuity Option) within seven days after receipt of the required form at our Administrative Office. However, we can defer our action for any period during which:

(1)	the New York Stock Exchange has been closed, other than a weekend or holiday, or trading on it is restricted;

(2)
an emergency exists as determined by the SEC so that disposal of securities is not reasonably practicable or it is not reasonably practicable for the Separate Account fairly to determine the value of its net assets; or

(3)	the SEC, by order, permits us to defer action in order to protect persons with interests in the Separate Account.

Assignments

This contract is an IRA and you are not legally permitted to assign, pledge or otherwise transfer the contract. Pledging or assigning an IRA can cause loss of qualified status and result in some or all of the Account Value being included in your income. A 10% federal tax penalty also may apply.

Death Benefit

We will pay the Death Benefit to your properly designated beneficiary if you die before the Annuity Date.

The Death Benefit amount will be the greater of:

1.	the Account Value on the Death Benefit Date; and

2.
your total premiums minus proportionate adjustments for partial withdrawals, including any withdrawal charge. A proportional adjustment means that your Death Benefit will be reduced by the same percentage as your withdrawal bears to your Account Value at the time of withdrawal.

Example of the effect of withdrawals on the Death Benefit:

•	if your Death Benefit is $100,000 and your current Account Value is $80,000,

•	and you take a withdrawal of $10,000,

•	we will reduce your Death Benefit by 12.5% because that is the same percentage that your withdrawal bears to the Account Value at the time of the withdrawal
($10,000 / $80,000);

•	therefore, your Death Benefit is reduced by $12,500.

Because the Account Value at the time of the withdrawal in this example is less than the Death Benefit, the Death Benefit is decreased by a larger dollar amount than the partial withdrawal amount.

This example is for illustrative purposes only and does not predict results.

Your beneficiary generally has a choice of how to receive the Death Benefit.

1.	The beneficiary may take a lump sum. If the beneficiary elects this option, we will pay the Death Benefit to the beneficiary.

2.
The beneficiary may defer for up to five years. If the beneficiary elects this option, we will allow the beneficiary to keep the Death Benefit invested in the available Subaccounts for a period of up to five years. Separate account charges will continue to apply. At the end of five years, the entire amount must be paid to the beneficiary.

3.
The beneficiary may treat the contract as an inherited IRA. If the beneficiary elects this option, we will allow the beneficiary to keep the Death Benefit amount invested in the available Subaccounts. Separate account charges will continue to apply. The beneficiary must choose to receive the Death Benefit as either:

a)	an immediate annuity with a life contingency; or

b)
substantially equal payments over his or her life expectancy as defined by the Tax Code. The beneficiary may choose the longer of his or her life expectancy or the deceased owner’s life expectancy (both as defined by the Tax Code) if the owner dies after the Required Beginning Date. (For Roth IRAs, the owner is presumed to have died before the Required Beginning Date.)

Distributions must begin by December 31 of the calendar year after the owner’s death; however if the beneficiary is your spouse and has elected this option, distributions may begin at the end of the calendar year in which the owner would have reached age 70½, if later. A spouse also may elect to continue the contract as described below in the section titled “Spousal Continuation.” If the beneficiary fails to make an election within a reasonable time, we may automatically process the claim as if option two were elected.

The following restrictions apply to the inherited IRA contract: (i) the inherited IRA owner may not add premium to the contract; (ii) the Death Benefit available to the beneficiary of the inherited IRA owner is the Account Value on the Death Benefit Date after the death of the inherited IRA owner; and (iii) the beneficiary of the inherited IRA owner will be required to receive the remaining Account Value either in a lump sum, over five years or over the life expectancy of the inherited IRA owner as determined by the Tax Code.

For more information on inherited IRAs, see Part 8, section titled “Inherited IRAs” and IRS Publication 590. You should seek independent tax advice.

If your beneficiary is not a human being, the beneficiary must elect either a lump sum or deferral for up to five years. If the owner is a trust, custodian or other entity, the owner must name itself as the sole beneficiary.

Spousal Continuation

If your sole primary beneficiary is your spouse, the contract may be continued in your spouse’s name as the owner. If spousal continuation is elected, we will increase the continued contract’s Account Value to the same amount that would have been paid to your surviving spouse had he or she taken the Death Benefit as a lump sum distribution. This increase will be added to the Subaccounts you have selected on a pro rata basis. For example, if the Account Value at death was $100,000, but we would have paid out a Death Benefit of $115,000, the surviving spouse’s contract will continue with $115,000 as the Account Value.

All terms and conditions of the contract continue to apply including the withdrawal charge. When the surviving spouse dies, the Death Benefit will be paid to the beneficiary named by the surviving spouse.

A same-sex surviving spouse is recognized as your spouse under the Tax Code and will qualify for the federal tax advantages of spousal continuation.

The survivor of a civil union or domestic partnership is not recognized as your spouse under the Tax Code and the federal tax advantages of spousal continuation are not available. The survivor of a civil union or domestic partnership may elect to continue the contract under its terms. The continuation of the contract by such surviving civil union or domestic partner, however, is treated as an ordinary transfer of ownership and will be a taxable event.

Selecting and Changing Your Beneficiary

You may name one or more beneficiaries as primary or contingent beneficiaries. The Death Benefit will be paid to your primary beneficiaries who are alive at the time of your death. If no primary beneficiary survives your death, then the Death Benefit will be paid to your contingent beneficiaries, if any. If no beneficiary survives your death (primary or contingent) or none has been named, the Death Benefit will be paid to your estate.

If multiple beneficiaries in either category (primary or contingent) are named, the Death Benefit will be split into equal shares among the beneficiaries in that category who are alive at the time of your death, unless you specify otherwise in your beneficiary designation.

If you die on or after the Annuity Date and before the entire interest in the contract has been distributed, then the rest of the annuity must be distributed to the beneficiary at least as quickly as the method in effect when you died.

You may change any beneficiary by sending the appropriate form in Good Order to the Administrative Office. We may limit the number of beneficiaries you can have at one time. Please consult your financial professional and tax advisor to properly identify your beneficiaries so that the Death Benefit is paid as you intend. Please be sure to name your spouse as your sole primary beneficiary so that spousal continuation of the contract can occur, if that is your intention. You may wish to name a contingent beneficiary in case your spouse dies before you. If the owner is a custodian, the owner must name itself as the sole beneficiary.

Filing Death Claims

To file a death claim, the beneficiary must promptly submit an original certified death certificate and company death claim paperwork that is in Good Order, including the beneficiary's election of how they wish to receive the Death Benefit proceeds. On the date we first receive notice of the owner’s death, we will stop all pending automatic transactions, including rebalancing and systematic withdrawals; however, any money in the STO will be transferred to the Subaccounts according to the owner’s allocation.

During the period from the date of death until we receive all required paperwork in Good Order, the Account Value will remain invested in the Subaccounts as allocated by you at the time of your death. As a result, the Account Value continues to reflect the investment performance of the Subaccounts during this period and will be subject to market fluctuations. Separate account charges will continue to apply.

If there are multiple beneficiaries, after one beneficiary submits death claim paperwork, the Death Benefit will be calculated and the first beneficiary will receive payment according to his or her election. The remaining beneficiaries’ share of the Death Benefit will be invested in the Subaccounts as allocated by you at the time of your death and subject to market fluctuations.

Maturity Date and Annuity Option

Your Annuity Option is available anytime on or after your first Contract Anniversary until the Maturity Date. You may elect your Annuity Option by writing to the Administrative Office any time on or after your first Contract Anniversary and before the Maturity Date. Upon the Maturity Date, you may elect to receive a lump sum of your Account Value, or you may elect an Annuity Option.

An Annuity Option can provide for fixed payments, which may be made monthly, quarterly, semi-annually or annually. For any annuity, the minimum payment must be at least $100. If the minimum monthly payment under a guaranteed Annuity Option would be less than $20, we will pay you a lump sum of your Account Value instead. All Annuity Options are funded through our General Account.

The amount applied toward the purchase of a guaranteed Annuity Option under the contract will be the Account Value less any premium tax. The guaranteed Annuity Options are single life and ten years certain or joint life and ten years certain. These options provide a fixed life income annuity with 10 years of payments guaranteed.

We will also use the Account Value less any premium tax to determine your annuity payments if you select a non-guaranteed Annuity Option with either (i) life contingencies, or (ii) a period certain that provides for fixed payments over ten or more years.

We currently offer the additional Annuity Options listed below; however, we may eliminate or change the non-guaranteed options available at any time:

•
period-certain annuity, which provides for fixed payments for a fixed period. The fixed periods available may vary from time to time and the fixed period selected may not extend past your life expectancy. The amount is determined by the period you select. If the Annuitant dies before the end of the period selected, the beneficiary will receive the remaining periodic payments.

•
period-certain life annuity, which provides for fixed payments for at least the period selected and after that for the life of the Annuitant or the lives of the Annuitant and any joint Annuitant under a joint and survivor annuity. The fixed periods available may vary from time to time. If the Annuitant (or the Annuitant and the joint Annuitant under a joint and survivor annuity) dies before the fixed period selected ends, the remaining payments in the fixed period will go to the beneficiary.

•
life only annuity, which provides fixed payments for the life of the Annuitant, or until the Annuitant and joint Annuitant both die under a joint and survivor annuity. Once the Annuitant (or last joint Annuitant) dies, no further payments will be made and no value remains for any beneficiaries.

If you have not already selected a form of Annuity Option, we will contact you prior to your Maturity Date. You can tell us at that time if you would like a lump sum payment, or select the type of annuity you want. If we do not receive your election on or before your Maturity Date, you will automatically receive the single life and ten-year certain Annuity Option guaranteed under the contract.

Annuity Payments

Once payments begin under an Annuity Option, payments will not change. The size of payments will depend on the amount applied to the Annuity Option, the form of Annuity Option you chose and, in the case of an Annuity Option with life contingencies, on the Annuitant's age and sex (where permissible).

If the age or sex of an Annuitant has been misstated, you will receive the benefits that would have been purchased at the correct age and gender. Any overpayments or underpayments made by us will not be charged or credited with interest, unless required by your state. If we have made overpayments because of incorrect information about age or gender, we will deduct the overpayment from the next payment or payments due. We add underpayments to the next payment.

How You Make Requests and Give Instructions

When you write to our Administrative Office, use the address listed in the Glossary of this prospectus. We cannot honor your requests unless they are in proper and complete form. Whenever possible, use one of our printed forms, which may be obtained from our Administrative Office.

Abandoned or Unclaimed Property

Every state has laws that generally provide for payment to the state of unclaimed property, including proceeds of annuity contracts, under various circumstances.  This is called escheatment.  In addition to the state unclaimed property laws, we may be required to escheat property pursuant to regulatory demand, finding, agreement or settlement. To help prevent escheatment, it is important that you keep your contact information on file with us up to date, including the names, addresses, phone numbers, social security numbers and dates of birth for owners, annuitants, beneficiaries and other payees.  Such updates must be communicated in Good Order to our Administrative Office.

Part 6 – Optional Benefits

You may purchase one of the optional GLWB Riders offered with this contract, which provides additional benefits for an additional charge. You may only elect a Rider at the time of application. Benefits under a Rider will replace or supplement the standard contract benefits. Charges for an optional benefit Rider are in addition to the standard contract charges. Be sure you understand the charges. Carefully consider whether you need the benefit and whether it is appropriate for your particular circumstances. Also consider whether you can buy the benefit more cheaply as part of the variable annuity or with a separate contract.

Guaranteed Lifetime Withdrawal Benefit

Each Guaranteed Lifetime Withdrawal Benefit (GLWB) is an optional Rider you may purchase for an additional charge. You may select the Individual GLWB Rider or the Spousal GLWB Rider.

The GLWB Rider guarantees lifetime payments for you (or you and your covered spouse if you elect the Spousal GLWB Rider) regardless of how your investments perform, as long as the Rider is in effect. You are the covered person under the Individual GLWB Rider. You and your spouse are the covered persons under the Spousal GLWB Rider. If you take Nonguaranteed Withdrawals, as explained below, your Benefit Base will decrease immediately, your lifetime payments may decrease and the Rider may terminate.

Lifetime Payout Amount (LPA)
The LPA is the amount we guarantee you can receive each calendar year for your lifetime (or for as long as either you or your covered spouse is alive if you elect the Spousal GLWB Rider). You are eligible to begin receiving your LPA on the LPA Eligibility Date.

For the Individual GLWB Rider, the LPA Eligibility Date is the earlier of the following:

•	January 1st after the calendar year in which you turn age 60 (if you turn age 60 on January 1st, your LPA will be available beginning on that day); or

•
the Contract Date, if you are age 60 or older at the time you purchase your contract. The LPA available during the calendar year in which you purchase your contract will be prorated for the portion of the calendar year remaining.

For the Spousal GLWB Rider, the LPA Eligibility Date is the earlier of the following:

•
January 1st after the calendar year in which the younger of you or your spouse turns age 60 (if the younger of you or your spouse turns age 60 on January 1st, your LPA will be available beginning on that day); or

•
the Contract Date, if the younger of you or your spouse is age 60 or older at the time you purchase your contract. The LPA available during the calendar year in which you purchase your contract will be prorated for the portion of the calendar year remaining.

The LPA is equal to the applicable Withdrawal Percentage multiplied by the Benefit Base on January 1st each year on or after the LPA Eligibility Date. For the Spousal GLWB Rider, that amount is then multiplied by 90% (this 90% is called the Spousal Factor).

Withdrawal Percentage - The applicable Withdrawal Percentage is determined by the following formula:

A + B + C, where:

(A)	is the Age Based Percentage stated on the chart below:

Age*	Age Based Percentage
60-64	4.00%
65-69	4.50%
70-74	5.00%
75 and above	5.50%

*The Age Based Percentage is determined by your age (or the age of the younger of you or your spouse if you have elected the Spousal GLWB Rider). The Age Based Percentage is locked in on the date of the first withdrawal from the contract on or after the LPA Eligibility Date.

(B)	is the cumulative Deferral Percentage. The cumulative Deferral Percentage begins at zero and increases by 0.10% for each complete calendar year that you do not take a withdrawal.

(C)	is a First-Year Deferral Percentage stated on the chart below:

Contract Date	First-Year Deferral Percentage
January 1-March 31	0.075%
April 1-June 30	0.050%
July 1-September 30	0.025%
October 1-December 31	0.000%
The First-Year Deferral Percentage is a one time addition to your Withdrawal Percentage that varies based on your Contract Date, provided you do not take a withdrawal in the calendar year containing the Contract Date.

Benefit Base - Your initial Benefit Base is equal to your initial premium received by us on the Contract Date. Your Benefit Base will be adjusted as follows:

1.
On each Contract Anniversary, your Benefit Base will be compared to your Account Value and if the Account Value is greater than the Benefit Base, we will step up your Benefit Base to equal the Account Value.

2.	If you take a Nonguaranteed Withdrawal, we will immediately decrease your Benefit Base as described in the section titled “Nonguaranteed Withdrawal” below.

3.
On the date we receive an additional premium during the first Contract Year, we will immediately increase your Benefit Base by the amount of the additional premium. Additional premiums received after the first Contract Year will not increase your Benefit Base. They will, however, increase the Account Value, which is used to determine if a step up applies on the next Contract Anniversary.

The Benefit Base is used only to calculate the LPA and Rider charge. The Benefit Base is not available for withdrawal or payable as a death benefit.

If you (or the younger of you and your spouse if you have elected the Spousal GLWB Rider) have reached the LPA Eligibility Date on the Contract Date, your LPA for the calendar year that contains the Contract Date will be prorated for the portion of the calendar year remaining. The factor used to prorate the LPA is the number of days remaining in the calendar year (not including the Contract Date) divided by the number of days in the calendar year.

If you withdraw less than the LPA in any calendar year, you cannot carry over or add the remaining LPA to withdrawals made in future years.

If your RMD is greater than the LPA for any calendar year, the LPA will be set equal to the RMD for that calendar year as long as calendar year withdrawals are limited to the RMD.

Nonguaranteed Withdrawal
Before your LPA Eligibility Date, a Nonguaranteed Withdrawal is the total amount of any withdrawal, including any withdrawal charge.
On or after your LPA Eligibility Date, a Nonguaranteed Withdrawal is all or a portion of any withdrawal, including any withdrawal charge, that, when combined with your total withdrawals for that calendar year, exceeds your LPA.

If you take a Nonguaranteed Withdrawal, your Benefit Base will immediately decrease by the adjusted Nonguaranteed Withdrawal amount. The adjusted Nonguaranteed Withdrawal amount is defined as the Nonguaranteed Withdrawal amount multiplied by the greater of 1.0 and the ratio of Benefit Base to Account Value (Benefit Base divided by Account Value), where both values are determined immediately before the Nonguaranteed Withdrawal. The Account Value immediately before the Nonguaranteed Withdrawal means that the Account Value will be reduced by any remaining LPA prior to the calculation.

Taking Nonguaranteed Withdrawals could reduce your future benefits by more than the dollar amount of the Nonguaranteed Withdrawals.

The example below demonstrates how a Nonguaranteed Withdrawal affects the Benefit Base, using the following assumptions:

•	Individual GLWB in effect

•	Benefit Base = $100,000

•	Account Value = $85,000

•	LPA = $5,000

•	One withdrawal is taken during the calendar year = $7,000

•	Withdrawal taken after LPA Eligibility Date

•	No withdrawal charge applies.

The Nonguaranteed Withdrawal amount is $2,000, which is equal to your total calendar year withdrawals ($7,000) minus your LPA ($5,000). The adjusted Nonguaranteed Withdrawal is $2,500:

$2,500 = $2,000 (Nonguaranteed Withdrawal amount) x the greater of 1.0 or [$100,000 (Benefit Base immediately before the Nonguaranteed Withdrawal) / $80,000 (Account Value immediately before the Nonguaranteed Withdrawal)]

Your Benefit Base will be reduced by $2,500 to $97,500.

Other Important Facts about Withdrawals

•	You will not receive the intended benefit of this Rider if you take Nonguaranteed Withdrawals. Nonguaranteed Withdrawals can have a significant negative effect on your Benefit Base and your LPA.

•
A withdrawal charge may apply. If you withdraw more than your Free Withdrawal Amount (10% of the Account Value in any Contract Year) but the withdrawal does not exceed your LPA, any applicable withdrawal charge will be waived. If you withdraw more than the Free Withdrawal Amount and any portion of the withdrawal is a Nonguaranteed Withdrawal, a withdrawal charge, if any, will be applied on the entire amount that is greater than the Free Withdrawal Amount. See Part 4, “Withdrawal Charge” and Part 5, “Withdrawals." Following is an example of how a withdrawal charge may apply:

Assume:
Individual GLWB in effect
Premium:                        $40,000
Account Value before withdrawal:            $18,000
Withdrawal charge percentage applicable to premium:    6%
Lifetime Payment Amount:                $ 2,000

Case 1: Owner requests withdrawal of $2,000 (LPA)
The Free Withdrawal Amount is calculated as $18,000 x 10% = $1,800. The $2,000 requested withdrawal is greater than the remaining Free Withdrawal Amount; however, it does not exceed the LPA. No withdrawal charge will apply.

Case 2: Owner requests withdrawal of $2,500
The Free Withdrawal Amount is $1,800. Since the requested withdrawal exceeds the LPA, withdrawal charges will apply. After applying the withdrawal first to the Free Withdrawal Amount, this leaves $700 ($2,500 - $1,800), which will be subject to a withdrawal charge of $42 ($700 x 6%).

•	Withdrawals must be taken pro rata from your Investment Options. You cannot make a withdrawal from specific Investment Options.

•	You may not take a withdrawal on your Contract Date.

•
If you request a withdrawal, we will withdraw the total amount you requested from your Account Value, however the amount you receive will be net of tax withholding and withdrawal charge, if applicable.

•	You must use our withdrawal form to request withdrawals. Contact our Administrative Office to obtain the form.

GLWB Rider Charge
The GLWB Rider charge is a daily charge taken from the Account Value in your Subaccounts. The charge is in addition to the separate account charges for the contract and reduces your Unit Values. The charge varies depending on which GLWB Investment Strategy you choose. The following table shows the effective annual rates for the Rider charge:

GLWB Investment Strategy	Current GLWB Charge	Current GLWB Charge with Total Separate Account Expenses
Strategy 1 – Basic Allocation	0.60%	2.35%
Strategy 2 – Self Style Allocation	0.80%	2.55%

We may increase the annual charge for the GLWB Rider up to the maximum of 1.50%. The maximum GLWB charge with total separate account charges is 3.25% for either GLWB Investment Strategy.

If we do increase the charge, we will give you prior written notice of each increase. If you do not wish to accept an increase, you may elect to either

•	cancel the Rider; or

•
continue the Rider with a reduction in the Withdrawal Percentage as determined by us, effective at the time of the Rider charge increase (may not be available in CA and CT). The maximum reduction in the Withdrawal Percentage is 1.00%, regardless of the number of Rider charge increases.

We do not deduct the Rider charge during the Guaranteed Payment Phase.

The GLWB Rider charge is the same for the Individual GLWB Rider and the Spousal GLWB Rider. The LPA is adjusted downward – by the Spousal Factor of 90% – for the Spousal GLWB Rider instead of an additional charge.

GLWB Investment Strategies
If you purchase a GLWB Rider, you must allocate your premium to only one of the two GLWB Investment Strategies described below. Once you select a GLWB Investment Strategy, you cannot switch to another GLWB Investment Strategy. As a result of the GLWB Rider investment restrictions, you will always have some degree of exposure to the market. You cannot eliminate this exposure even during periods of market volatility. These GLWB Investment Strategies are designed for long-term investors seeking withdrawal guarantees. (Note that the Subaccounts available in the GLWB Investment Strategies are also available without the Rider.)

The GLWB Investment Strategies are intended in part to reduce the risk of investment losses that could require us to use our own assets to make payments under the GLWB Rider. The GLWB Investment Strategies are designed to lower the volatility of returns from your Subaccounts. Subaccounts that are available without limitation (if the GLWB Rider is not selected) may offer the potential for higher returns. Before you select the GLWB Rider, you and your financial representative should carefully consider whether the GLWB Investment Strategies available with the Rider meet your investment objectives and risk tolerance.

GLWB Investment Strategy 1 – Basic Allocation
You must allocate your premium according to one of the three models: Blend, Growth or Value. You may reallocate from one model to another, as discussed below.

Subaccount	Model 1 - Growth	Model 2 - Blend	Model 3 - Value
iShares Core S&P 500 ETF	30%	40%	30%
iShares Core S&P Mid-Cap ETF	10%	10%	10%
iShares Core S&P Small-Cap ETF	5%	5%	5%
iShares International Treasury Bond ETF	5%	5%	5%
iShares S&P 500 Growth ETF	10%
iShares S&P 500 Value ETF			10%
Vanguard Developed Markets Index Fund, ETF Shares	5%	5%	5%
Vanguard Total Bond Market Index Fund, ETF Shares	35%	35%	35%

GLWB Investment Strategy 2 – Self Style Allocation
You may select one or more of the Subaccounts in two or more groups, as long as your allocations add up to 100% and are within the minimum and maximum allocation percentages indicated for each group.

Group 1 Core Fixed Income Minimum 35% Maximum 65%	Group 2 Core Equity Minimum 35% Maximum 65%	Group 3 Non-Core Fixed Income Minimum 0% Maximum 30%	Group 4 Non-Core Equity Minimum 0% Maximum 30%	Group 5 International/Alternative Minimum 0% Maximum 15%
iShares Core U.S. Aggregate Bond ETF	iShares Core S&P 500 ETF	iShares iBoxx $ High Yield Corporate Bond ETF	iShares Core S&P Mid-Cap ETF	iShares International Treasury Bond ETF
iShares Intermediate Credit Bond ETF	Vanguard Dividend Appreciation Index Fund, ETF Shares	iShares TIPS Bond ETF	iShares Core S&P Small-Cap ETF	Vanguard Developed Markets Index Fund, ETF Shares
Vanguard Total Bond Market Index Fund, ETF Shares	Vanguard Large-Cap Index Fund, ETF Shares	Vanguard Intermediate-Term Corporate Bond Index Fund, ETF Shares	iShares S&P 500 Growth ETF	Vanguard Emerging Markets Stock Index Fund, ETF Shares
		Vanguard Short-Term Bond Index Fund, ETF Shares	iShares S&P 500 Value ETF	Vanguard Real Estate Index Fund, ETF Shares
		Fidelity VIP Government Money Market Portfolio	Vanguard Mega Cap Index Fund, ETF Shares

For more information about these Subaccounts, including information relating to their investment objectives and policies, and the risks of investing, see Part 3, as well as the Fund prospectuses. You can obtain a copy of the Fund prospectuses by contacting our Administrative Office listed in the Glossary. You should read the Fund prospectuses carefully before investing.

In addition to your allocation to one of the two GLWB Investment Strategies, you may invest some or all of your initial premium received by us on the Contract Date in the STO. Transfers from the STO to the Subaccounts must be according to GLWB Investment Strategy and allocation you have selected. See Part 3, section titled “The Fixed Account” for more information about the STO.

Subject to required approvals by federal and state authorities, we may add, remove, change, close, substitute or limit investment in the GLWB Investment Strategies or the Subaccounts at any time.

Allocations and Transfers for the GLWB
In addition to the allocation and transfer rules under the contract (See Part 5, section titled "Allocations and Transfers"), the following additional rules and limitations apply to your allocations and transfers:

•	Your one allocation allowed on the contract must meet the requirements of one of the two GLWB Investment Strategies.

•	Your Account Value will be automatically rebalanced to your allocation percentages each contract quarter.

•	You cannot move from one GLWB Investment Strategy to another.

•
In GLWB Investment Strategy 1, you can reallocate your Account Value invested in one model to another model. The reallocation will reset your Account Value to the required percentages for the new model. Each reallocation triggers the 60-day waiting period before you can make another reallocation.

•
In GLWB Investment Strategy 2, you can reallocate your Account Value invested in Strategy 2 as long as your new allocation is within the minimum and maximum allocation percentages for each group. Each reallocation triggers the 60-day waiting period before you can make another reallocation.

Your financial professional or a third party may have offered you asset allocation or investment advisory services related to this annuity contract or Rider for an additional fee to be deducted from your contract. Such fees are considered withdrawals and could cause a Nonguaranteed Withdrawal. Therefore, if you purchase a GLWB Rider, we do not recommend using this annuity contract to pay for such services.

Withdrawal Protection for Required Minimum Distributions
If your contract is a traditional IRA or a SEP IRA, you may be required to withdraw money in order to satisfy IRS minimum distribution requirements after you reach age 70½.

We will calculate the RMD for this annuity contract based on its prior calendar year-end fair market value. We do not consider your other assets or distributions in making this calculation. This is the RMD protected under the GLWB Riders, except if you elect the spousal Rider and your spouse is more than 10 years younger than you. In that case, due to your age difference, you will be required to take your RMD for this annuity contract before the LPA Eligibility Date; if you take your RMD from this contract’s Account Value, each withdrawal will be a Nonguaranteed Withdrawal until the LPA Eligibility Date is reached. You are solely responsible for meeting all requirements of the Tax Code.

After the LPA Eligibility Date, you may take the greater of your LPA or your RMD each calendar year. In the year you turn 70½ the Tax Code provides that you may take your first RMD prior to April 1st of the following calendar year; however, with a GLWB Rider, you must take your first annual RMD in the calendar year you turn age 70½ in order to avoid a potential Nonguaranteed Withdrawal.

We may make any changes we deem necessary to comply with the tax laws. We are not liable for any tax consequences you incur arising from this contract or your obligations under the Tax Code. You should discuss these matters with your tax advisor prior to electing a GLWB Rider.

Continuation of the Spousal GLWB at Owner’s Death
Married spouses – If your covered spouse is recognized under the Tax Code, including same-sex spouses, he or she will have the option to continue the contract and the GLWB Rider at the time of your death. Your covered spouse will become the owner and Annuitant of the contract and all terms and conditions of the contract continue to apply. See Part 5, section titled “Spousal Continuation.”

Civil Union or Domestic Partners – for civil union or domestic partners as defined by state law, the covered partner may continue to receive the LPA under the terms of the Rider. Due to federal tax laws, however, not all terms of the contract can be applied. If the covered partner wishes to continue receiving the LPA, he or she must elect to treat the contract as an inherited IRA. See Part 5, section titled “Death Benefit.” All provisions of the contract and the GLWB Rider still apply, except (i) the covered partner must take at least the RMD each calendar year (caution: this may cause a Nonguaranteed Withdrawal if the LPA Eligibility Date has not been reached); (ii) the covered partner cannot add premium to the contract; (iii) the Death Benefit available to the beneficiary of the covered partner is limited to the Account Value on the Death Benefit Date; and (iv) the beneficiary of the covered partner will be required to receive the remaining Account Value either in a lump sum, over five years or over the life expectancy of the covered partner as determined by the Tax Code. These restrictions are required by the Tax Code.

Guaranteed Payment Phase
The Guaranteed Payment Phase begins on or after the LPA Eligibility Date if either:

•	Before the Maturity Date, the Account Value reduces to zero (other than as a result of a Nonguaranteed Withdrawal or the voluntary election of an Annuity Option).

•
On the Maturity Date, you elect to continue to receive annual payments equal to the then current LPA through a life only Annuity Option (or joint life if you have elected the Spousal GLWB Rider and both you and your covered spouse are still living.) If you do not elect the LPA Annuity Option, you will automatically receive a single life and 10-year certain Annuity Option under your Contract.

When the contract begins the Guaranteed Payment Phase, we will send you a written notice and any remaining LPA that you have not taken during the current calendar year. (If your contract enters the Guaranteed Payment Phase on the Maturity Date, we will set your Account Value to zero.) Beginning the next calendar year, and in each calendar year during the Guaranteed Payment Phase, you will receive your LPA. The Guaranteed Payment Phase will continue until the death of the owner (or owner and covered spouse if the Spousal GLWB is elected).

Once the Guaranteed Payment Phase begins, all other rights, benefits, values and charges under the contract and the GLWB Rider will terminate, except those described in this section and in the "Cancellation and Termination of Rider" section below. The Guaranteed Payment Phase will end if the Rider terminates. See "Cancellation and Termination of Rider" section below. We should be notified immediately upon the death of the owner (or covered spouse if the Spousal GLWB is elected).

Cancellation and Termination of Rider
You may cancel the Rider during the first 45 days of each Contract Year beginning on the fifth Contract Anniversary. Upon termination of the Rider, the Rider charge will no longer be assessed. All other charges will remain in effect.

This Rider will terminate automatically on the earliest of the following dates:

1.	for the Individual GLWB Rider, the date you die, and for the Spousal GLWB Rider, the date the later of you or your covered spouse dies;

2.	the date the Account Value equals zero due to a Nonguaranteed Withdrawal;

3.
the date that ownership of the contract or Rider is transferred or the contract, Rider or any benefits under the contract or Rider are assigned unless the new owner assumes full ownership of the contract and is essentially the same person as the current owner (e.g. a change to a court appointed guardian representing the owner during the owner’s lifetime) or the new owner is a covered person;

4.
on the Maturity Date, unless you elect to receive your LPA through a life only Annuity Option, or joint life only Annuity Option if you have elected the Spousal GLWB Rider and your covered spouse is still living;

5.	the date you voluntarily elect an Annuity Option under the contract;

6.	the date you cancel the GLWB Rider; or

7.	the date you surrender the contract.

Once cancelled or terminated, this Rider may not be reinstated.

Additional Rules
The following additional rules apply if you elect a GLWB Rider:

•
You must be between 45 and 80 years old on the Contract Date in order to elect the Individual GLWB Rider. In order to elect the Spousal GLWB Rider, the younger of you or your spouse must be at least 45 years old and the older of you or your spouse must be no more than 80 years old on the Contract Date.

•	The Company may refuse to accept additional premiums on a nondiscriminatory basis at any time.

•	We may require proof that you (or your covered spouse) are living at any time.

•	You cannot switch from an Individual GLWB Rider to a Spousal GLWB Rider or vice versa.

•	Income Plus Withdrawal Program is not available.

•	Choices Plus Required Minimum Distribution Program is not available.

•	Customized Asset Rebalancing Program is not available.

•	Systematic withdrawal of RMD only is not available.

Additional Rules that Apply to the Spousal GLWB Rider

1.	Only your legal spouse (as defined by applicable state law) on the Contract Date may be named as a covered person under the Spousal GLWB Rider.

2.	You must name your spouse as your sole primary beneficiary.

3.	You cannot add or change a spouse as a covered person.

4.
If your marriage is terminated (such as by divorce or dissolution) or your spouse dies, your spouse is automatically removed as a covered person. If you subsequently remarry, you cannot add the new spouse.

5.	You must provide us with notice of the divorce or termination of marriage.

6.
Once the spouse is removed as a covered person, lifetime withdrawals under the Spousal GLWB Rider are no longer guaranteed for the lives of both you and your spouse. (If a spouse is removed, you can name a new beneficiary to receive the Death Benefit.)

7.	If a spouse is removed and is no longer a covered person, the LPA Eligibility Date and the Age Based Percentage are still based on the younger of you or your (now removed) spouse.

8.	If a spouse is removed and is no longer a covered person, the Spousal Factor of 90% will continue to apply to your LPA calculation.

Should You Purchase the GLWB Rider?
The addition of a GLWB Rider to your annuity contract may not be right for you. For example:

•	if you are purchasing the GLWB Rider to meet income needs, you should consider whether an immediate annuity is better suited to your situation;

•	if you do not expect to take withdrawals while this Rider is in effect, you do not need a GLWB Rider because the benefit is accessed through withdrawals; or

•
if you are likely to need to take withdrawals prior to your LPA Eligibility Date or in an amount that is greater than the LPA or RMD for this contract only, you should carefully evaluate whether a GLWB Rider is appropriate, due to the negative effect of Nonguaranteed Withdrawals on your Benefit Base.

•	If your spouse is 10 or more years younger than you, the Spousal GLWB Rider may not be suitable for you.

Benefits paid may not exceed the charges associated with the Rider depending on how long the covered person lives.

You should consult with your tax advisor and financial representative and carefully consider your alternatives before deciding if a GLWB Rider is suitable for your needs.

Examples
Please see Appendix C for hypothetical examples that illustrate how the GLWB Riders work.

Part 7 – Voting Rights

How Fund Shares Are Voted

Integrity Life is the legal owner of the Fund shares held by the Separate Account. As a shareholder, we have the right to vote on certain matters with respect to the Funds. Among other things, we may vote to elect the Fund’s Board of Directors, to ratify the selection of independent auditors, and on any other matters described in a current prospectus or statement of additional information for each Fund, or any matter requiring a vote by shareholders under the 1940 Act.

Whenever a shareholder vote is taken, we will give you the opportunity to tell us how to vote the number of shares attributable to the Units in your contract. We will send you proxy materials and a form for giving us voting instructions.

If we do not receive instructions in time from all contract owners, we will vote shares for which we have not received instructions in the same proportion as we vote shares for which we have received instructions. As a result of this proportional voting, the vote of a small number of contract owners may determine the outcome of a proposal. We may vote any shares that we are entitled to vote directly, because of amounts we have accumulated in our Separate Account, as we deem appropriate. If the federal securities laws or regulations or interpretations of them change so that we are permitted to vote shares in our own right or to restrict contract owner voting, we may do so.

Fund shares are sold to investors other than us. Therefore, the shares voted by all shareholders will dilute the effect of voting instructions received by us from our contract owners.

How We Determine Your Voting Shares

You vote only on matters concerning the Funds that correspond to the Subaccounts in which you are invested on the record date set by the Trust. We determine the number of shares you vote by dividing your Account Value in each Subaccount by the total value of assets in the Subaccount multiplied by the number of shares in the Subaccount.

Part 8 – Tax Aspects of the Contract

Tax Status of the Contract

This contract is only available as a traditional IRA, Roth IRA, or SEP IRA. If you were able to purchase this contract as other than an IRA, the contract would not satisfy the diversification requirements under federal tax law to be treated as an annuity contract for federal income tax purposes, and you would be currently taxed on your investment and gain.

Variable annuity contracts (other than certain pension and qualified retirement plan contracts, including IRAs) are generally not treated as annuities for federal income tax purposes, and thus lose their tax-deferred character, if they do not satisfy certain diversification requirements set forth in Section 817(h) of the Tax Code. Investing in the ETF shares that are "publicly available," i.e., that can be purchased directly without purchasing a variable annuity or life insurance contract, is incompatible with these requirements. Accordingly, standing alone, the contract would not be treated as an annuity contract for federal income tax purposes. However, we believe that an individual purchasing a contract as an IRA will not be taxed currently on the investment and gain.

Contracts that qualify as IRAs are not subject to restrictions against investing in publicly available investments if the contracts meet certain requirements set forth by the IRS. We believe this contract will meet those requirements, although there is no guarantee that this will be the case. If this contract is not maintained as an IRA, the taxes on the premiums and any gain will not be deferred (or for a Roth IRA, taxes on the gain will not be free from federal income tax) and the tax treatment will be uncertain.

Types of IRAs

Traditional IRAs
Section 408 of the Tax Code permits eligible individuals to contribute to an individual retirement program known as an IRA. An IRA can be in the form of a trust or custodial account or an annuity. An individual may make annual contributions to an IRA of up to the lesser of the limit specified in the Tax Code ($5,500 for 2018 and subject to annual cost-of-living adjustments for later years) or 100% of compensation includible in the individual's gross income. For an individual age 50 or older, the limit is increased by $1,000. The premiums may be deductible in whole or in part, depending on the individual's income and whether the individual or spouse participates in an employer sponsored retirement plan. Contribution limits set by the Tax Code are cumulative limits that apply to all traditional and Roth IRAs owned by an individual. Distributions from another IRA or certain eligible employer plans may be transferred or "rolled over" into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA are taxed when distributed from the IRA at ordinary income tax rates. A 10% penalty tax (discussed below)

generally applies to distributions made before age 59½, subject to certain exceptions. IRAs have minimum distribution rules (also discussed below) that govern the timing and amount of required distributions from traditional IRAs.

SEP IRAs
Section 408 of the Tax Code permits SEP IRAs, which are a type of IRAs that allows employers to contribute to IRAs on behalf of their employees. Employer premiums made to an employee's SEP IRA cannot exceed the lesser of (1) 25% of the employee's compensation, and (2) a limit specified in the Tax Code ($55,000 for 2018, subject to annual cost-of-living adjustments for later years). Distributions from SEP IRAs are subject to the same restrictions and rules that apply to IRA distributions.

Roth IRAs
Section 408A of the Tax Code permits certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. Only individuals with income below certain amounts specified in the Tax Code may contribute to a Roth IRA. An eligible individual may make annual contributions to a Roth IRA of up to the lesser of the limit specified in the Tax Code ($5,500 for 2018 and subject to annual cost-of-living adjustments for later years) or 100% of compensation includible in the individual's gross income. For an individual age 50 or older, the limit is increased by $1,000. Contribution limits set by the Tax Code are cumulative limits that apply to all traditional and Roth IRAs owned by an individual. A rollover from, or conversion of, an IRA to a Roth IRA is generally subject to tax on the full amount rolled over or converted.

You should consult a tax advisor before converting amounts to a Roth IRA or combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years.

Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed premiums to the Roth IRA, income tax and a 10% penalty tax (discussed below) may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions), or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA.

Rollovers and Transfers

In many circumstances you may move money tax-free from one IRA to another IRA or from other qualified plans, such as a 401(k) plan or 403(b) tax sheltered annuity, to an IRA by means of a direct rollover or a transfer. You may roll over, directly or indirectly, any eligible rollover distribution. An eligible rollover distribution is defined generally as any distribution of all or part of the balance from a qualified plan, except you cannot roll over the following taxable distributions from another plan:

•	any distribution that is part of a series of substantially equal payments made over your life expectancy;

•	any distribution made for a specified period of 10 years or more;

•	any distribution that is an RMD; or

•	any hardship distribution.

Also, you cannot roll over from a SIMPLE IRA during the first two years of participation in the SIMPLE IRA and you cannot roll over after-tax contribution that is included in the other plans.

You can make only one rollover from an IRA to another (or the same) IRA in any 12-month period, regardless of the number of IRAs you own. The limit will apply by aggregating all of an individual’s IRAs, including SEP and SIMPLE IRAs as well as traditional and Roth IRAs, effectively treating them as one IRA for purposes of the limit. Trustee-to-trustee transfers between IRAs are not limited. Rollovers from traditional to Roth IRAs (“conversions”) are not limited.

Tax laws are complex and your individual situation is unique. You should always consult a tax advisor before you move or attempt to move assets between any IRA or qualified plan and another qualified contract or plan.

Early Distributions

Premature distributions are subject to an additional penalty tax equal to 10% of the amount of any payment from your IRA that is includible in your income. This penalty is in addition to ordinary income tax.

Some distributions will be exempt from the additional federal tax. There is an exception to this 10% additional federal tax for:

1) distributions made on or after the date you (or the Annuitant as applicable) reach age 59 ½;

2)	distributions following your death or disability (or the Annuitant as applicable) (for this purpose “disability” is defined in Code Section 72(m)(7);

3)
distributions paid in series of substantially equal payments made annually (or more frequently) for your life (or life expectancy) or joint lives (or life expectancies) of you and designated beneficiary;

4) distributions made to you after separation from service after attaining age 55 (does not apply to IRAs);

5)
distributions made to you to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to you for amounts paid during the taxable year for medical care (determined without regard to whether you itemize deductions for such taxable year);

6)	distributions to an alternate payee pursuant to a qualified domestic relations order (within the meaning of Code Section 414(p)(1));

7)
distributions from an IRA for the health insurance (as described in Code Section 213)(d)(1)(D)) for you and your spouse and dependents if you have received unemployment compensation for at least 12 weeks (this exception will no longer apply after you have been re-employed for at least 60 days);

8)	distributions from an IRA made to you, to the extent such distributions do not exceed your qualified higher education expenses (as defined in Code Section 72(t)(7)) for the tax year;

9)	distributions from an IRA which are qualified first-time homebuyer distributions (as defined in Code Section 72(t)(8));

10)
distributions made to a reservist called to active duty after September 11, 2001, for a period in excess of 179 days (or for an indefinite period), from IRAs or amounts attributable to elective deferrals under a 401(k) plan made during such active period; and

11)	distributions made on account of an IRS levy upon a qualified contract.
With respect to 3) above, if the series of substantially equal periodic payments is modified (other than by reason of death or disability) before the close of the 5-year period beginning with the date of the first payment and after you attain age 59 ½, or before you attain age 59 ½, then the tax for the year of the modification is increased by the 10% additional federal tax, plus interest for the tax years in which the exception was used. You should consult with your tax adviser before taking any partial withdrawals from your Contract.

Required Minimum Distributions (RMD)

For traditional and SEP IRAs, RMDs generally must commence no later than April 1 of the calendar year following the calendar year in which the owner reaches age 70½ . The distribution required by April 1 is the distribution required for the year in which the owner actually turns 70½ years old. You must take distributions for each calendar year after the year the owner turn age 70½ by December 31 of that year. The amount of the RMD is based on the prior year-end fair market value of your contract.

If your contract provides an additional benefit, such as the optional GLWB Rider, the fair market value of your contract may increase by the actuarial present value of the benefit. Therefore, the amount of the RMD you must take may increase.

I f you have more than one IRA, the distributions required by the Tax Code for all IRAs in the aggregate may be met by taking distributions from one or more of your IRAs. Please note, however, that only the RMD as defined in the Glossary one time each Contract Year is protected from a withdrawal charge (see Part 5, section titled “Free Withdrawal Amount”) and from being a Nonguaranteed Withdrawal if you have a GLWB Rider (See Part 6, section titled “Withdrawal Protection for Required Minimum Distributions.)

Failure to comply with the RMD rules applicable to qualified contracts may result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which an RMD exceeds the actual distribution from the contract.

Roth IRAs do not require distributions at any time prior to the owner's death.

Inherited IRAs

The death benefit paid under this contract may be extended as an inherited IRA. This occurs if, after the death of the owner, the owner's beneficiary directs that the death proceeds be titled as an inherited IRA. See Part 5, section titled “Death Benefit.” The owner's beneficiary of the original IRA contract will become the inherited IRA owner and may name his or her own beneficiary in the event of death.

The inherited IRA owner may invest in the Subaccounts then available under the contract. Separate account charges will continue to apply. The inherited IRA owner must take RMDs beginning on or before December 31 of the calendar year after the original owner’s death. If the beneficiary is a spouse and has elected this option, distributions may begin at the end of the calendar year in which the owner would have reached age 70½, if later.

If the original owner dies before the Required Beginning Date, the inherited IRA owner must take RMD over his or her life expectancy as defined by the Tax Code. If the owner dies after the Required Beginning Date, the inherited
IRA owner may choose the longer of his or her life expectancy or the deceased owner’s life expectancy, both as defined by the Tax Code. (For Roth IRAs, the owner is presumed to have died before the Required Beginning Date.)

The following chart summarizes the date when RMDs must begin and the life used to measure the RMDs:

Death of Owner	Spouse	Nonspouse
Before Required Beginning Date
Distributions must begin by the later of (i) 12/31 of year after the calendar year of owner’s death, or (ii) 12/31 of the year when the deceased owner would have reached age 70½.

RMD based on beneficiary life expectancy.

Distributions must begin by 12/31 of year after the calendar year of owner’s death. RMD based on beneficiary life expectancy.
After Required Beginning Date (Traditional and SEP IRAs only)	Distributions must begin by 12/31 of year after the calendar year of owner’s death RMD may be based on longer of the owner’s or beneficiary’s life expectancy.	Distributions must begin by 12/31 of year after the calendar year of owner’s death RMD may be based on longer of the owner’s or beneficiary’s life expectancy.

The following restrictions apply to the inherited IRA contract: (i) the inherited IRA owner may not add premium to the contract; (ii) the Death Benefit available to the beneficiary of the inherited IRA owner is the Account Value on the Death Benefit Date after the death of the inherited IRA owner; (iii) the beneficiary of the inherited IRA owner will be required to receive the remaining Account Value either in a lump sum, over five years or over the life expectancy of the inherited IRA owner as determined by the Tax Code.

A tax penalty applies if the inherited IRA owner fails to take the RMD. The tax penalty equals 50% of the excess of the RMD over the amount actually withdrawn from the inherited IRA during the calendar year.

For more information on inherited IRAs, see Part IRS Publication 590. Seek independent tax advice.

Federal and State Income Tax Withholding

We may be required to withhold federal income taxes on all distributions unless the eligible recipients elect not to have any amounts withheld and properly notify us of that election.

Certain states have indicated that pension and annuity withholding will apply to payments made to their residents. Generally, an election out of federal withholding will also be considered an election out of state withholding. For more information concerning a particular state, call our Administrative Office listed in the Glossary.

Tax Status of the Company

Under existing federal income tax laws, we do not pay tax on investment income and realized capital gains of the Separate Account. We do not anticipate that we will incur any federal income tax liability on the income and gains earned by the Separate Account. The Company, therefore, does not impose a charge for federal income taxes. If federal income tax law changes and we must pay tax on some or all of the income and gains earned by the Separate Account, we may impose a charge against the Separate Account to pay the taxes. We can also set up reserves for taxes. We receive a tax deduction for dividends received by the Funds.

Transfers among Subaccounts

There will not be any current tax liability if you transfer any part of the Account Value among the Subaccounts of your contract.

Seek Tax Advice

Integrity Life does not act as your tax or legal advisor. This discussion of the federal income tax treatment of the contract is not designed to cover all situations and is not intended to be tax advice. It is based upon our understanding of the present federal income tax laws as currently interpreted by the Internal Revenue Service (IRS) and various courts. The IRS or the courts may change their views on the treatment of these contracts. Future legislation may have a negative effect on annuity contracts or IRAs. Also, we have not attempted to consider any applicable state or other tax laws.

Because of the complexity of the tax laws and the fact that tax results will vary according to the particular circumstances, anyone considering buying a contract, selecting an Annuity Option under the contract, or receiving annuity payments under a contract should consult a qualified tax advisor.

You should carefully consider the advantages and disadvantages of owning a variable annuity as an IRA or tax-qualified plan, as well as the costs and benefits of the contract (including the death benefits, income benefits and other non-tax-related benefits), before you purchase the contract as an IRA.

This contract includes an enhanced death benefit and offers an optional living benefit. The IRS requires an actuarial present value of enhanced benefits to be added to the Account Value for purposes of calculating the fair market value of the annuity and determining the RMD.

The IRS has not reviewed the contract for qualification as an IRA and we make no guarantees that the contract will so qualify. Integrity Life does not guarantee the tax status, federal, state, or local, of any contract or any transaction involving the contracts.

Part 9 – Additional Information

Systematic Withdrawal Program

We offer a program that allows you to pre-authorize periodic withdrawals from your contract prior to your Annuity Date. You can choose to have withdrawals made monthly, quarterly, semi-annually or annually and can specify the day of the month (other than the 29th, 30th or 31st) on which the withdrawal is to be made. If you do not select how often you want to receive withdrawals, we will make them on a monthly basis. You may specify a dollar amount or an annual percentage to be withdrawn, such as the Free Withdrawal Amount. The minimum Systematic Withdrawal is $100. If you do not have enough Account Value to make the withdrawal you have specified, no withdrawal will be made and your enrollment in the program will end. You may specify an account for direct deposit of your Systematic Withdrawals. Direct deposit is required for monthly withdrawals. Withdrawals under this program are subject to withdrawal charges, if any (see Part 4, section titled "Withdrawal Charge") and to income tax and a 10% tax penalty if you are under age 59½. See Part 8.

To enroll in our Systematic Withdrawal Program, send the appropriate form to our Administrative Office. You may terminate your participation in the program upon prior written notice. We may terminate or change the Systematic Withdrawal Program at any time.

Cyber Security
We rely heavily on interconnected computer systems and digital data to conduct our variable product business activities. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is potentially vulnerable to disruptions from utility outages and other problems, and susceptible to operational and information security risks resulting from information systems failure, including hardware and software malfunctions and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service attacks on websites and other operational disruption and unauthorized release of confidential customer information. Such systems failures and cyber-attacks affecting us, the underlying funds, the principal underwriter and other affiliated or third-party service providers may adversely affect us and your Contract Value. For instance, cyber-attacks may interfere with our processing of policy transactions, including the processing of orders with the underlying funds; cause the release and possible destruction of confidential customer or business information; subject us and/or our service providers and intermediaries to regulatory fines and financial losses; and/or cause reputational damage. Cyber security risks may also affect the issuers of securities in which the underlying funds invest, which may cause the underlying funds to lose value. There can be no assurance that we, the underlying funds or our service providers will avoid losses affecting your Contract that result from cyber-attacks or information security breaches in the future. These risks also apply to other insurance and financial services companies and businesses.
Anti-Money Laundering
Federal laws designed to counter terrorism and prevent money laundering by criminals might in certain circumstances require us to reject a premium payment and/or “freeze” an owner’s account. If these laws apply in a particular situation, we would not be allowed to pay any request for surrenders (either full or partial), or death benefits, make transfers, or continue making annuity payments absent instructions from the appropriate federal regulator. We may also be required to provide information about you and your Contract to government agencies or departments.

Income Plus Withdrawal Program

We offer an Income Plus Withdrawal Program that allows you to pre-authorize substantially equal periodic withdrawals, based on your life expectancy as defined by the Tax Code, from your contract anytime before you reach age 59½. You will not have to pay a tax penalty for these withdrawals, but they will be subject to ordinary income tax. See Part 8. Once you begin receiving your withdrawals under this program, you should not change or stop the withdrawals until the later of:

•	the date you reach age 59½; and

•	five years from the date of the first withdrawal under the program.

If you change or stop the withdrawals or take an additional withdrawal, you may have to pay a 10% penalty tax that would have been due on all prior withdrawals made under the Income Plus Withdrawal Program before you reached the date described above, plus interest.

You may choose to have withdrawals made monthly, quarterly, semi-annually or annually and may specify the day of the month (other than the 29th, 30th or 31st) on which the withdrawal is made. You may specify an account for direct deposit of your withdrawals. Direct deposit is required for monthly withdrawals. We will calculate the amount of the withdrawal, subject to a $100 minimum. We are not responsible for any tax or other liability you may incur if our good faith calculations are not correct. You should consult with your tax advisor to ensure these withdrawals are appropriate to your situation.

If on any withdrawal date you do not have enough Account Value to make the withdrawals you specified, no withdrawal will be made and your enrollment in the program will end.

To enroll in our Income Plus Withdrawal Program, send the appropriate form to our Administrative Office. You may end your participation in the program upon prior written notice. We may terminate or change the Income Plus Withdrawal Program at any time. This program is not available in connection with the Systematic Withdrawal Program. Withdrawals under this program are subject to a withdrawal charge, if any. See Part 4, section titled "Withdrawal Charge."

This program is not available with a GLWB Rider. See Part 6.

Choices Plus Required Minimum Distribution (RMD) Program

We offer a Choices Plus RMD Program that allows you to pre-authorize withdrawals from your IRA after you attain age 70½. The Tax Code requires that you take minimum distributions beginning on or before April 1of the calendar year following the calendar year in which you turn 70½ years old. The distribution required by April 1 is the distribution required for the year you actually turn 70½ years old. You must take distributions for each calendar year after the year you turn age 70½ by December 31 of that year. These withdrawals are subject to ordinary income tax. See Part 8.

You can choose the Choices Plus RMD Program at any time if you are age 70½ or older by sending the election form to our Administrative Office. You can choose to have withdrawals made monthly, quarterly, semi-annually, or annually and can specify the day of the month (other than the 29th, 30th, or 31st) on which the withdrawal is made. You may specify an account for direct deposit of your withdrawals. Direct deposit is required for monthly withdrawals. As a convenience, we will calculate the amount of the withdrawals. We are not responsible for any tax or other liability you may incur if our good faith calculations are not correct. You should consult with your tax advisor to ensure these withdrawals are appropriate to your situation.

Withdrawals of Account Value that are made as part of the Choices Plus program are not subject to a withdrawal charge, as long as you do not take additional withdrawals. You may end your participation in the program upon prior written notice. We may terminate or change the Choices Plus RMD Program at any time.

This program is not available with a GLWB Rider. See Part 6, section titled "Withdrawal Protection for Required Minimum Distributions."

Systematic Transfer Program

We offer a Systematic Transfer Program where we accept new premiums into a Systematic Transfer Option (STO), which is a Fixed Account, and make transfers out of the STO to one or more Subaccounts on a monthly or quarterly basis. We will transfer your STO premiums in approximately equal installments of at least $1,000 monthly over a six-month or monthly or quarterly over a one-year period, depending on the options you select. You can only invest in either the six-month or one-year STO at any one time, but not both. If you do not have enough Account Value in the STO to transfer to each Subaccount specified, a final transfer will be made on a pro rata basis and your enrollment in the program will end. All interest accrued and any Account Value remaining in the STO at the end of the period during which transfers are scheduled to be made will be transferred at the end of that period on a pro rata basis to the Subaccounts you chose for this program. You cannot transfer Account Value into the STO.

Transfers made under our Systematic Transfer Program do not trigger a 60-day waiting period. See Part 4, section titled “Allocations and Transfers.”

To enroll in our Systematic Transfer Program, send the appropriate form to our Administrative Office. We can end the Systematic Transfer Program in whole or in part, or restrict premiums to the program.

This program is available with a GLWB Rider only for the initial premium we received on the Contract Date. See Part 6.

Customized Asset Rebalancing Program

Asset rebalancing allows you to maintain a diversified investment mix that is appropriate for your goals and risk tolerance. Because your different Subaccounts will experience different gains and losses at different times, your asset allocation may shift from your preferred mix. Asset rebalancing periodically resets your investments to your original allocations, ensuring that your asset mix stays in line with your investment strategy.

We offer a Customized Asset Rebalancing Program that allows you to have your investments rebalanced to your allocation percentages periodically. You can choose to rebalance quarterly, semi-annually or annually.

The Account Value in the currently available Subaccounts will automatically be rebalanced back to your allocation percentages by selling all existing Units subject to rebalancing and repurchasing Units according to your allocation. You will receive a confirmation notice after each rebalancing. Subaccounts that are closed to new purchases, and the Fixed Account, are not included in the Customized Asset Rebalancing Program.

Transfers under our Customized Asset Rebalancing Program do not trigger a 60-day waiting period. See Part 4, section titled “Allocations and Transfers.”

To enroll in our Customized Asset Rebalancing Program, send the appropriate form to our Administrative Office. You may terminate your participation in the program upon prior written notice. We may end or change the Customized Asset Rebalancing Program at any time. We recommend you consult with your financial professional when establishing your allocation.

This program is not available with a GLWB Rider because quarterly rebalancing is required. See Part 6.

Legal Proceedings

Integrity Life is a party to litigation and arbitration proceedings in the ordinary course of its business. None of these matters is expected to have a material adverse effect on Integrity Life.

If you would like to receive a copy of the Statement of Additional Information, please write:

Administrative Office
Integrity Life Insurance Company
400 Broadway
Cincinnati, OH 45201-3341
ATTN: Request SAI for Integrity Life VAROOM dated May 1, 2018

Appendix A

Financial Information for Separate Account I of Integrity Life

The table below shows the following data for the Subaccounts currently offered: Unit Value at inception; the number of Units outstanding at December 31 of each year since inception; and the Unit Value at the beginning and end of each period since inception. Product sales began January 3, 2011.

Subaccount	2017	2016	2015	2014	2013	2012	2011	2010	Value and Inception Date
iShares Core S&P 500 ETF (3715) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$45.83 $54.83 8,621	$41.59 $45.83 10,736	$41.80 $41.59 9,288	$37.45 $41.80 9,094	$28.69 $37.45 9,227	$25.27 $28.69 7,135	$24.95 $25.27 6,119	$25.00 $24.95 0	$25.00 12-21-10
iShares Core S&P 500 ETF – GLWB Investment Strategy 1 (3715E02) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$44.17 $52.52 148,667	$40.33 $44.17 177,070	$40.78 $40.33 202,560	$36.76 $40.78 216,093	$28.33 $36.76 226,901	$25.11 $28.33 249,609	$24.95 $25.11 198,035	$25.00 $24.95 0	$25.00 12-21-10
iShares Core S&P 500 ETF – GLWB Investment Strategy 2 (3715E03) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$43.63 $51.77 13,348	$39.92 $43.63 16,507	$40.44 $39.92 18,105	$36.54 $40.44 19,603	$28.22 36.54 21,138	$25.06 $28.22 18,403	$24.95 $25.06 15,582	$25.00 $24.95 0	$25.00 12-21-10
iShares Core S&P Mid-Cap ETF (3717) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$44.66 $51.01 4,468	$37.67 $44.66 5,229	$39.23 $37.67 4,977	$36.41 $39.23 5,943	$27.72 $36.41 6,023	$23.90 $27.72 5,385	$24.87 $23.90 3,684	$25.00 $24.87 0	$25.00 12-21-10
iShares Core S&P Mid-Cap ETF – GLWB Investment Strategy 1 (3717E02) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$43.04 $48.86 45,101	$36.53 $43.04 52,190	$38.28 $36.53 62,327	$35.74 $38.28 65,599	$27.38 $35.74 65,945	$23.75 $27.38 74,933	$24.87 $23.75 59,028	$25.00 $24.87 0	$25.00 12-21-10
iShares Core S&P Mid-Cap ETF – GLWB Investment Strategy 2 (3717E03) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$42.51 $48.17 5,919	$36.15 $42.51 6,780	$37.96 $36.15 7,913	$35.52 $37.96 7,972	$27.26 $35.52 7,961	$23.70 $27.26 7,178	$24.87 $23.70 6,773	$25.00 $24.87 0	$25.00 12-21-10

Subaccount	2017	2016	2015	2014	2013	2012	2011	2010	Value and Inception Date
iShares Core S&P Small-Cap ETF (3718) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$48.35 $53.75 2,959	$38.87 $48.35 3,345	$40.40 $38.87 3,435	$38.87 $40.40 3,420	$27.88 $38.87 5,251	$24.48 $27.88 3,257	$24.74 $24.48 2,019	$25.00 $24.74 0	$25.00 12-21-10
iShares Core S&P Small-Cap ETF – GLWB Investment Strategy 1 (3718E02) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$46.60 $51.48 21,273	$37.69 $46.60 24,581	$39.41 $37.69 30,213	$38.16 $39.41 32,250	$27.53 $38.16 31,044	$24.33 $27.53 37,461	$24.73 $24.33 29,360	$25.00 $24.73 0	$25.00 12-21-10
iShares Core S&P Small-Cap ETF – GLWB Investment Strategy 2 (3718E03) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$46.03 $50.75 2,862	$37.31 $46.03 3,278	$39.09 $37.31 3,850	$37.92 $39.09 4,019	$27.42 $37.92 4,082	$24.28 $27.42 3,795	$24.73 $24.28 3,366	$25.00 $24.73 0	$25.00 12-21-10
iShares Core U.S. Aggregate Bond ETF (3710) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$26.94 $27.41 3,842	$26.77 $26.94 4,020	$27.12 $26.77 4,201	$26.04 $27.12 5,059	$27.04 $26.04 5,246	$26.52 $27.04 7,680	$25.10 $26.52 7,883	$25.00 $25.10 0	$25.00 12-21-10
iShares Core U.S. Aggregate Bond ETF – GLWB Investment Strategy 1 (3710E02) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$25.96 $26.25 0	$25.96 $25.96 0	$26.46 $25.96 0	$25.56 $26.46 0	$26.71 $25.56 0	$26.35 $26.71 0	$25.09 $26.35 0	$25.00 $25.09 0	$25.00 12-21-10
iShares Core U.S. Aggregate Bond ETF – GLWB Investment Strategy 2 (3710E03) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$25.64 $25.88 19,872	$25.69 $25.64 20,224	$26.24 $25.69 20,997	$25.40 $26.24 20,447	$26.60 $25.40 20,141	$26.30 $26.60 17,921	$25.09 $26.30 13,258	$25.00 $25.09 0	$25.00 12-21-10
iShares iBoxx $ High Yield Corporate Bond ETF (3713) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$31.22 $32.54 534	$28.02 $31.22 534	$30.03 $28.02 534	$30.00 $30.03 523	$28.85 $30.00 523	$26.33 $28.85 523	$25.27 $26.33 318	$25.00 $25.27 0	$25.00 12-21-10
iShares iBoxx $ High Yield Corporate Bond ETF – GLWB Investment Strategy 1 (3713E02) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$30.09 $31.17 0	$27.17 $30.09 0	$29.30 $27.17 0	$29.45 $29.30 0	$28.49 $29.45 0	$26.17 $28.49 0	$25.27 $26.17 0	$25.00 $25.27 0	$25.00 12-21-10

Subaccount	2017	2016	2015	2014	2013	2012	2011	2010	Value and Inception Date
iShares iBoxx $ High Yield Corporate Bond ETF – GLWB Investment Strategy 2 (3713E03) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$29.72 $30.73 118	$26.90 $29.72 525	$29.06 $26.90 882	$29.27 $29.06 1,642	$28.38 $29.27 1,572	$26.11 $28.38 2,548	$25.27 $26.11 2,202	$25.00 $25.27 0	$25.00 12-21-10
iShares Intermediate Credit Bond ETF (3711) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$27.46 $27.94 0	$27.05 $27.46 0	$27.38 $27.05 0	$26.83 $27.38 0	$27.39 $26.83 0	$26.04 $27.39 0	$25.06 $26.04 0	$25.00 $25.06 0	$25.00 12-21-10
iShares Intermediate Credit Bond ETF– GLWB Investment Strategy 1 (3711E02) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$26.46 $26.76 0	$26.23 $26.46 0	$26.71 $26.23 0	$26.34 $26.71 0	$27.05 $26.34 0	$25.88 $27.05 0	$25.05 $25.88 0	$25.00 $25.05 0	$25.00 12-21-10
iShares Intermediate Credit Bond ETF – GLWB Investment Strategy 2 (3711E03) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$26.14 $26.38 7,515	$25.96 $26.14 9,195	$26.49 $25.96 9,224	$26.18 $26.49 9,600	$26.94 $26.18 9,938	$25.83 $26.94 11,042	$25.05 $25.83 8,491	$25.00 $25.05 0	$25.00 12-21-10
iShares International Treasury Bond ETF (3719) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$22.31 $24.41 1,088	$22.51 $22.31 1,780	$24.70 $22.51 1,151	$25.85 $24.70 1,067	$26.59 $25.85 1,068	$25.65 $26.59 627	$25.72 $25.65 436	$25.00 $25.72 0	$25.00 12-21-10
iShares International Treasury Bond ETF – GLWB Investment Strategy 1 (3719E02) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$21.50 $23.38 46,509	$21.83 $21.50 48,762	$24.10 $21.83 52,924	$25.37 $24.10 50,094	$26.27 $25.37 45,011	$25.49 $26.27 38,331	$25.72 $25.49 27,160	$25.00 $25.72 0	$25.00 12-21-10
iShares International Treasury Bond ETF – GLWB Investment Strategy 2 (3719E03) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$21.24 $23.05 184	$21.61 $21.24 753	$23.90 $21.61 840	$25.22 $23.90 741	$26.16 $25.22 701	$25.44 $26.16 1,533	$25.72 $25.44 1,340	$25.00 $25.72 0	$25.00 12-21-10
iShares S&P 500 Growth ETF (3714) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$45.89 $57.36 2,974	$43.73 $45.89 3,015	$42.23 $43.73 3,434	$37.49 $42.23 3,347	$28.70 $37.49 3,369	$25.63 $28.70 1,024	$24.96 $25.63 663	$25.00 $24.96 0	$25.00 12-21-10

Subaccount	2017	2016	2015	2014	2013	2012	2011	2010	Value and Inception Date
iShares S&P 500 Growth ETF – GLWB Investment Strategy 1 (3714E02) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$44.22 $54.95 11,482	$42.40 $44.22 14,577	$41.20 $42.40 15,578	$36.80 $41.20 17,151	$28.35 $36.80 18,733	$25.47 $28.35 20,625	$24.96 $25.47 16,402	$25.00 $24.96 0	$25.00 12-21-10
iShares S&P 500 Growth ETF – GLWB Investment Strategy 2 (3714E03) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$43.68 $54.16 580	$41.97 $43.68 768	$40.87 $41.97 829	$36.57 $40.87 188	$28.23 $36.57 332	$25.42 $28.23 612	$24.96 $25.42 609	$25.00 $24.96 0	$25.00 12-21-10
iShares S&P 500 Value ETF (3716) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$44.31 $50.17 1,496	$38.44 $44.31 2,234	$40.46 $38.44 1,852	$36.71 $40.46 1,835	$28.39 $36.71 1,885	$24.46 $28.39 1,961	$25.04 $24.46 675	$25.00 $25.04 0	$25.00 12-21-10
iShares S&P 500 Value ETF – GLWB Investment Strategy 1 (3716E02) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$42.70 $48.06 8,076	$37.28 $42.70 8,854	$39.47 $37.28 11,093	$36.03 $39.47 11,354	$28.04 $36.03 12,366	$24.31 $28.04 13,836	$25.03 $24.31 10,998	$25.00 $25.03 0	$25.00 12-21-10
iShares S&P 500 Value ETF – GLWB Investment Strategy 2 (3716E03) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$42.18 $47.37 841	$36.90 $42.18 943	$39.15 $36.90 1,005	$35.81 $39.15 995	$27.92 $35.81 834	$24.25 $27.92 1,457	$25.03 $24.25 1,586	$25.00 $25.03 0	$25.00 12-21-10
iShares TIPS Bond ETF (3712) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$26.28 $26.58 3,180	$25.56 $26.28 3,214	$26.48 $25.56 3,248	$26.01 $26.48 4,219	$28.92 $26.01 4,254	$27.63 $28.92 7,293	$25.05 $27.63 4,605	$25.00 $25.05 0	$25.00 12-21-10
iShares TIPS Bond ETF– GLWB Investment Strategy 1 (3712E02) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$25.33 $25.46 0	$24.78 $25.33 0	$25.83 $24.78 0	$25.54 $25.83 0	$28.57 $25.54 0	$27.45 $28.57 0	$25.05 $27.45 0	$25.00 $25.05 0	$25.00 12-21-10
iShares TIPS Bond ETF– GLWB Investment Strategy 2 (3712E03) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$25.02 $25.10 1,408	$24.53 $25.02 1,467	$25.62 $24.53 1,878	$25.38 $25.62 2,429	$28.45 $25.38 2,161	$27.39 $28.45 2,676	$25.05 $27.39 1,871	$25.00 $25.05 0	$25.00 12-21-10

Subaccount	2017	2016	2015	2014	2013	2012	2011	2010	Value and Inception Date
Vanguard Developed Markets Index Fund, ETF Shares (3722) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$27.62 $34.30 1,269	$27.38 $27.62 1,830	$27.97 $27.38 1,321	$30.28 $27.97 1,253	$25.24 $30.28 1,255	$21.07 $25.24 822	$25.25 $21.07 613	$25.00 $25.25 0	$25.00 12-21-10
Vanguard Developed Markets Index Fund, ETF Shares – GLWB Investment Strategy 1 (3722E02) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$26,61 $32.85 33,408	$26.55 $26.61 40,966	$27.29 $26.55 43,076	$29.73 $27.29 43,946	$24.93 $29.73 39,457	$20.94 $24.93 41,961	$25.25 $20.94 32,025	$25.00 $25.25 0	$25.00 12-21-10
Vanguard Developed Markets Index Fund, ETF Shares – GLWB Investment Strategy 2 (3722E03) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$26.29 $32.38 5,327	$26.28 $26.29 6,592	$27.06 $26.28 5,896	$29.54 $27.06 5,328	$24.83 $29.54 4,652	$20.89 $24.83 3,018	$25.24 $20.89 2,086	$25.00 $25.24 0	$25.00 12-21-10
Vanguard Dividend Appreciation Index Fund, ETF Shares (3720) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$41.50 $49.85 5,256	$37.72 $41.50 5,697	$39.15 $37.72 6,209	$36.20 $39.15 7,061	$28.45 $36.20 6,167	$26.06 $28.45 4,664	$25.00 $26.06 5,075	$25.00 $25.00 0	$25.00 12-21-10
Vanguard Dividend Appreciation Index Fund, ETF Shares – GLWB Investment Strategy 1 (3720E02) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$40.00 $47.75 0	$36.58 $40.00 0	$38.19 $36.58 0	$35.53 $38.19 0	$28.10 $35.53 0	$25.89 $28.10 0	$24.99 $25.89 0	$25.00 $24.99 0	$25.00 12-21-10
Vanguard Dividend Appreciation Index Fund, ETF Shares – GLWB Investment Strategy 2 (3720E03) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$39.51 $47.07 9,956	$36.20 $39.51 11,891	$37.88 $36.20 13,994	$35.31 $37.88 13,473	$27.99 $35.31 13,751	$25.84 $27.99 21,318	$24.99 $25.84 16,918	$25.00 $24.99 0	$25.00 12-21-10
Vanguard Emerging Markets Stock Index Fund, ETF Shares (3721) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$20.03 $25.87 1,065	$18.17 $20.03 1,065	$21.97 $18.17 1,364	$22.37 $21.97 1,364	$23.91 $22.37 1,397	$20.03 $23.91 2,405	$25.67 $20.03 1,348	$25.00 $25.67 0	$25.00 12-21-10
Vanguard Emerging Markets Stock Index Fund, ETF Shares – GLWB Investment Strategy 1 (3721E02) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$19.30 $24.78 0	$17.62 $19.30 0	$21.43 $17.62 0	$21.96 $21.43 0	$23.61 $21.96 0	$19.91 $23.61 0	$25.67 $19.91 0	$25.00 $25.67 0	$25.00 12-21-10

Subaccount	2017	2016	2015	2014	2013	2012	2011	2010	Value and Inception Date
Vanguard Emerging Markets Stock Index Fund, ETF Shares – GLWB Investment Strategy 2 (3721E03) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$19.06 $24.43 5,114	$17.44 $19.06 5,822	$21.26 $17.44 7,779	$21.82 $21.26 7,282	$23.51 $21.82 7,241	$19.86 $23.51 6,485	$25.67 $19.86 5,696	$25.00 $25.67 0	$25.00 12-21-10
Vanguard Intermediate-Term Corporate Bond Index Fund, ETF Shares (3723) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$30.48 $31.54 301	$29.48 $30.48 301	$29.73 $29.48 301	$28.11 $29.73 301	$29.22 $28.11 301	$26.87 $29.22 301	$25.11 $26.87 301	$25.00 $25.11 0	$25.00 12-21-10
Vanguard Intermediate-Term Corporate Bond Index Fund, ETF Shares – GLWB Investment Strategy 1 (3723E02) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$29.38 $30.21 0	$28.58 $29.38 0	$29.00 $28.58 0	$27.59 $29.00 0	$28.86 $27.59 0	$26.70 $28.86 0	$25.10 $26.70 0	$25.00 $25.10 0	$25.00 12-21-10
Vanguard Intermediate-Term Corporate Bond Index Fund, ETF Shares – GLWB Investment Strategy 2 (3723E03) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$29.02 $29.78 349	$28.29 $29.02 677	$28.77 $28.29 671	$27.42 $28.77 676	$28.74 $27.42 664	$26.64 $28.74 798	$25.10 $26.64 753	$25.00 $25.10 0	$25.00 12-21-10
Vanguard Large-Cap Index Fund, ETF Shares (3724) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$45.14 $54.11 1,505	$41.10 $45.14 1,555	$41.41 $41.10 1,609	$37.17 $41.41 1,609	$28.39 $37.17 1,609	$24.98 $28.39 1,717	$25.07 $24.98 0	$25.00 $25.07 0	$25.00 12-21-10
Vanguard Large-Cap Index Fund, ETF Shares – GLWB Investment Strategy 1 (3724E02) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$43.50 $51.83 0	$39.86 $43.50 0	$40.40 $39.86 0	$36.49 $40.40 0	$28.04 $36.49 0	$24.83 $28.04 0	$25.07 $24.83 0	$25.00 $25.07 0	$25.00 12-21-10
Vanguard Large-Cap Index Fund, ETF Shares – GLWB Investment Strategy 2 (3724E03) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$42.97 $51.09 6,391	$39.45 $42.97 7,341	$40.07 $39.45 7,852	$36.26 $40.07 7,588	$27.93 $36.26 7,889	$24.78 $27.93 11,655	$25.07 $24.78 10,587	$25.00 $25.07 0	$25.00 12-21-10
Vanguard Mega Cap Index Fund, ETF Shares (3725) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$45.52 $54.83 750	$41.40 $45.52 775	$41.54 $41.40 802	$37.30 $41.54 802	$28.60 $37.30 802	$25.20 $28.60 0	$25.07 $25.20 0	$25.00 $25.07 0	$25.00 12-21-10

Subaccount	2017	2016	2015	2014	2013	2012	2011	2010	Value and Inception Date
Vanguard Mega Cap Index Fund, ETF Shares – GLWB Investment Strategy 1 (3725E02) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$43.87 $52.53 0	$40.14 $43.87 0	$40.53 $40.14 0	$36.62 $40.53 0	$28.25 $36.62 0	$25.05 $28.25 0	$25.07 $25.05 0	$25.00 $25.07 0	$25.00 12-21-10
Vanguard Mega Cap Index Fund, ETF Shares – GLWB Investment Strategy 2 (3725E03) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$43.33 $51.78 398	$39.73 $43.33 536	$40.19 $39.73 566	$36.39 $40.19 359	$28.13 $36.39 393	$24.99 $28.13 445	$25.07 $24.99 252	$25.00 $25.07 0	$25.00 12-21-10
Vanguard Real Estate Index Fund, ETF Shares (3726) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$42.95 $44.26 989	$40.24 $42.95 989	$39.99 $40.24 1,185	$31.23 $39.99 1,498	$31.01 $31.23 1,520	$26.89 $31.01 3,148	$25.54 $26.89 1,188	$25.00 $25.54 0	$25.00 12-21-10
Vanguard Real Estate Index Fund, ETF Shares – GLWB Investment Strategy 1 (3726E02) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$41.39 $42.40 0	$39.02 $41.39 0	$39.02 $39.02 0	$30.65 $39.02 0	$30.63 $30.65 0	$26.72 $30.63 0	$25.54 $26.72 0	$25.00 $25.54 0	$25.00 12-21-10
Vanguard Real Estate Index Fund, ETF Shares – GLWB Investment Strategy 2 (3726E03) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$40.88 $41.79 2,081	$38.62 $40.88 2,406	$38.70 $38.62 2,915	$30.46 $38.70 3,101	$30.50 $30.46 3,478	$26.67 $30.50 3,863	$25.54 $26.67 3,127	$25.00 $25.54 0	$25.00 12-21-10
Vanguard Short-Term Bond Index Fund, ETF Shares (3729) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$24.18 $24.05 0	$24.29 $24.18 0	$24.50 $24.29 0	$24.60 $24.50 0	$25.00 $24.60 0	$10.00 $25.00 0	-	-	$25.00 5-1-12
Vanguard Short-Term Bond Index Fund, ETF Shares – GLWB Investment Strategy 1 (3729E02) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$23.50 $23.23 0	$23.75 $23.50 0	$24.10 $23.75 0	$24.35 $24.10 0	$24.90 $24.35 0	$10.00 $24.90 0	-	-	$25.00 5-1-12
Vanguard Short-Term Bond Index Fund, ETF Shares – GLWB Investment Strategy 2 (3729E03) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$23.28 $22.96 531	$23.57 $23.28 499	$23.97 $23.57 503	$24.26 $23.97 0	$24.86 $24.26 0	$10.00 $24.86 0	-	-	$25.00 5-1-12

Subaccount	2017	2016	2015	2014	2013	2012	2011	2010	Value and Inception Date
Vanguard Total Bond Market Index Fund, ETF Shares (3727) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$26.98 $27.45 7,753	$26.78 $26.98 11,765	$27.11 $26.78 8,123	$26.05 $27.11 7,620	$27.11 $26.05 7,632	$26.38 $27.11 4,694	$25.07 $26.38 3,207	$25.00 $25.07 0	$25.00 12-21-10
Vanguard Total Bond Market Index Fund, ETF Shares – GLWB Investment Strategy 1 (3727E02) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$26.00 $26.30 286,413	$25.97 $26.00 288,765	$26.45 $25.97 311,661	$25.58 $26.45 323,982	$26.78 $25.58 310,251	$26.21 $26.78 260,800	$25.07 $26.21 185,614	$25.00 $25.07 0	$25.00 12-21-10
Vanguard Total Bond Market Index Fund, ETF Shares – GLWB Investment Strategy 2 (3727E03) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$25.68 $25.92 27,622	$25.71 $25.68 27,061	$26.23 $25.71 29,045	$25.42 $26.23 29,808	$26.67 $25.42 27,492	$26.16 $26.67 27,692	$25.07 $26.16 20,435	$25.00 $25.07 0	$25.00 12-21-10
Fidelity VIP Government Money Market Portfolio, Initial Class (3730) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$9.96 $9.85 0	$10.00 $9.96 0	-	-	-	-	-	-	$10.00 9-20-16
Fidelity VIP Government Money Market Portfolio – GLWB Investment Strategy 1 (3730E02) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$9.94 $9.77 0	$10.00 $9.94 0	-	-	-	-	-	-	$10.00 9-20-16
Fidelity VIP Government Money Market Portfolio, Initial Class – GLWB Investment Strategy 2 (3730E03) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$9.94 $9.75 0	$10.00 $9.94 489	-	-	-	-	-	-	$10.00 9-20-16

Appendix B – Withdrawal Charge Examples

We allow two ways for you to request withdrawals. In the first method, you receive the amount requested, and any withdrawal charge is taken from the Account Value. This reduces your Account Value by the amount of the withdrawal charge in addition to the amount you requested. This is the method used unless you request otherwise or unless you have elected one of the GLWB Riders. In the second method, you receive less than you requested if a withdrawal charge applies because the Account Value is reduced by the amount of the requested withdrawal and any withdrawal charge is taken from that amount.

For both methods, withdrawals are attributed to amounts in the following order:

1.	any Free Withdrawal Amount (except in the case of a surrender);

2.	premiums that are no longer subject to a withdrawal charge and have not yet been withdrawn (premiums are withdrawn from oldest to youngest);

3.	premiums subject to a withdrawal charge that have not yet been withdrawn (premiums are withdrawn from oldest to youngest);

4.	any gain, interest or other amount that is not considered a premium.

Example Assumptions
Assume one premium is paid, no previous withdrawals have been taken, and the Account Value at the time of the withdrawal is higher than the Account Value on the most recent Contract Anniversary:

Premium:	$50,000

Account Value before withdrawal:	$60,000

Requested withdrawal:	$16,000

Withdrawal charge percentage applicable to the premium:	6%

Taxes are not considered in this example.

Using the First Method
The Free Withdrawal Amount is calculated as:

$6,000 = $60,000 (Account Value on the date of the withdrawal) x 10% (free withdrawal percentage) - $0 (previous partial withdrawals during the current Contract Year).

After first applying the withdrawal to the Free Withdrawal Amount, the amount of the withdrawal still to be applied is:

$10,000 = $16,000 (requested withdrawal) - $6,000 (Free Withdrawal Amount).

There are no premiums that are no longer subject to a withdrawal charge, so the withdrawal is next applied to the premium subject to a withdrawal charge. The withdrawal charge for this method is calculated as:

$638.30 = $10,000 (portion of the withdrawal still to be attributed) x 6% (withdrawal charge percentage) / (1 – 6%) (one minus the withdrawal charge percentage).

Using this method, you will receive $16,000; however, the total Account Value withdrawn is:

$16,638.30 = $16,000 (requested withdrawal) + $638.30 (withdrawal charge).

The amount of premium still subject to a withdrawal charge is:

$39,361.70 = $50,000 (premium) - $10,638.30 (portion of withdrawal attributed to premium including the withdrawal charge).

Note, the withdrawal charge does not just apply to the premium withdrawn ($10,000 x 6%). It also applies to the withdrawal charge itself indicated by the (1- 6%) factor in the withdrawal charge formula.

Using the Second Method
The Free Withdrawal Amount is calculated as:

$6,000 = $60,000 (Account Value on the date of the withdrawal) x 10% (free withdrawal percentage) - $0 (previous partial withdrawals during the current Contract Year).

After first applying the withdrawal to the Free Withdrawal Amount, the amount of the withdrawal still to be attributed is:

$10,000 = $16,000 (requested withdrawal) - $6,000 (Free Withdrawal Amount).

There are no premiums that are no longer subject to a withdrawal charge, so the withdrawal is next applied to the premium subject to a withdrawal charge. The withdrawal charge for this method is calculated as:

$600 = $10,000 (portion of the withdrawal still to be attributed) x 6% (withdrawal charge percentage).

Using this method, the total Account Value withdrawn is $16,000; however, you will receive:

$15,400 = $16,000 (requested withdrawal) - $600 (withdrawal charge).

The amount of premium still subject to a withdrawal charge is:

$40,000 = $50,000 (premium) - $10,000 (portion of withdrawal attributed to premium including the withdrawal charge).

Note the second method will produce the same withdrawal charge as the first method if the requested withdrawal under the second method is the same as the total Account Value withdrawn in the first method. For example, a requested withdrawal of $16,638.30 using the second method produces the same $638.30 withdrawal charge as shown in the first method above.

This example is for illustrative purposes only and does not predict results.

Appendix C

Illustrations of Guaranteed Lifetime Withdrawal Benefit

The following examples demonstrate how the GLWB Riders work, based on the stated assumptions. These examples are for illustration only, and do not predict future investment results.

Example #1

This example illustrates the Individual GLWB Rider where withdrawals equal to the Lifetime Payout Amount (LPA), as well as a Nonguaranteed Withdrawal, have been taken, additional premiums have been added and increases to the Withdrawal Percentage and step-ups have been applied. It also illustrates payments for the life of the covered person even though the Account Value has been reduced to zero. All amounts in the table are rounded to the nearest $1.00 in this example.

Assumptions:

•	The Contract Date is June 27.

•	The Owner’s age on Contract Date is 60 years.

•	The Initial premium was $100,000; additional premiums of $10,000 were paid in calendar years 2 and 10.

•	A Nonguaranteed Withdrawal equal to $776 is taken in calendar year 14.

•	Withdrawals equal to LPA are taken in calendar years 6-13, and calendar years 15+.

•	No withdrawals are taken that would result in withdrawal charges under the contract.

•	The RMD is not higher than the LPA in any calendar year.

•	The Rider remains in effect during the period covered in this example.

	As of January 1 (A)				As of February 10 (B)		As of June 27 (C)		As of October 8 (D)
Calendar Year	Covered Person's Age	Withdrawal Percentage	Benefit Base	LPA	Additional Premium	Benefit Base after Additional Premium	Hypothetical Account Value (E)	Benefit Base after Step-Up	Hypothetical Account Value (E)	Annual Withdrawal	Adjusted Non- Guaranteed Withdrawal	Benefit Base After Withdrawal
1 (F)	60 (F)	4.000% (F)	$100,000 (F)	$2,049 (F)	$100,000 (F)	$100,000 (F)	$100,000(F)	$100,000(F)	$99,625	$0	$0	$100,000
2	61	4.050%(G)	$100,000	$4,050	$10,000 (H)	$110,000	$112,614	$112,614 (I)	$112,485	$0	$0	$112,614
3	62	4.150% (J)	$112,614	$4,673	$0	$112,614	$116,985	$116,985	$117,755	$0	$0	$116,985
4	63	4.250% (J)	$116,985	$4,972	$0	$116,985	$121,300	$121,300	$122,188	$0	$0	$121,300
5	64	4.350% (J)	$121,300	$5,277	$0	$121,300	$119,745	$121,300	$120,719	$0	$0	$121,300
6	65	4.950% (K)	$121,300	$6,004	$0	$121,300	$120,719	$121,300	$120,123	$6,004	$0	$121,300
7	66	4.950%	$121,300	$6,004	$0	$121,300	$109,554	$121,300	$110,171	$6,004	$0	$121,300
8	67	4.950%	$121,300	$6,004	$0	$121,300	$106,250	$121,300	$105,343	$6,004	$0	$121,300
9	68	4.950%	$121,300	$6,004	$0	$121,300	$99,338(L)	$121,300	$99,982	$6,004(L)	$0	$121,300

	As of January 1 (A)				As of February 10 (B)		As of June 27 (C)		As of October 8 (D)
Calendar Year	Covered Person's Age	Withdrawal Percentage	Benefit Base	LPA	Additional Premium	Benefit Base after Additional Premium	Hypothetical Account Value (E)	Benefit Base after Step-Up	Hypothetical Account Value (E)	Annual Withdrawal	Adjusted Non- Guaranteed Withdrawal	Benefit Base After Withdrawal
10	69	4.950%	$121,300	$6,004	$10,000(L)	$121,300	$102,098(L)	$121,300	$102,181	$6,004	$0	$121,300
11	70	4.950%	$121,300	$6,004	$0	$121,300	$97,138	$121,300	$97,727	$6,004	$0	$121,300
12	71	4.950%	$121,300	$6,004	$0	$121,300	$88,053	$121,300	$88,553	$6,004	$0	$121,300
13	72	4.950%	$121,300	$6,004	$0	$121,300	$84,200	$121,300	$83,647	$6,004	$0	$121,300
14	73	4.950%	$121,300	$6,004	$0	$121,300	$78,419	$121,300	$78,981	$6,780 (M)	$1,290 (M)	$120,010(M)
15	74	4.950%	$120,010	$5,940	$0	$120,010	$72,923	$120,010	$73,461	$5,940	$0	$120,010
16	75	4.950%	$120,010	$5,940	$0	$120,010	$70,221	$120,010	$70,531	$5,940	$0	$120,010
17	76	4.950%	$120,010	$5,940	$0	$120,010	$65,236	$120,010	$65,375	$5,940	$0	$120,010
18	77	4.950%	$120,010	$5,940	$0	$120,010	$58,246	$120,010	$58,752	$5,940	$0	$120,010
19	78	4.950%	$120,010	$5,940	$0	$120,010	$50,171	$120,010	$49,888	$5,940	$0	$120,010
20	79	4.950%	$120,010	$5,940	$0	$120,010	$45,705	$120,010	$45,702	$5,940	$0	$120,010
21	80	4.950%	$120,010	$5,940	$0	$120,010	$39,364	$120,010	$38,972	$5,940	$0	$120,010
22	81	4.950%	$120,010	$5,940	$0	$120,010	$34,022	$120,010	$34,012	$5,940	$0	$120,010
23	82	4.950%	$120,010	$5,940	$0	$120,010	$28,914	$120,010	$29,175	$5,940	$0	$120,010
24	83	4.950%	$120,010	$5,940	$0	$120,010	$22,305	$120,010	$22,391	$5,940	$0	$120,010
25	84	4.950%	$120,010	$5,940	$0	$120,010	$15,628	$120,010	$15,559	$5,940	$0	$120,010
26	85	4.950%	$120,010	$5,940	$0	$120,010	$9,330	$120,010	$9,298	$5,940	$0	$120,010
27	86	4.950%	$120,010	$5,940	$0	$120,010	$3,525	$120,010	$3,554	$5,940 (N)	$0	$120,010
28	87	4.950%	$120,010	$5,940	$0	$120,010	$0	$120,010	$0	$5,940	$0	$120,010
29	88	4.950%	$120,010	$5,940	$0	$120,010	$0	$120,010	$0	$5,940	$0	$120,010
30	89	4.950%	$120,010	$5,940	$0	$120,010	$0	$120,010	$0	$5,940	$0	$120,010
31+	90	4.950%	$120,010	$5,940	$0	$120,010	$0	$120,010	$0	$5,940	$0	$120,010

(A)	The covered person's age for each year is as of January 1. Also, on each January 1, the LPA is equal to the applicable Withdrawal Percentage multiplied by the Benefit Base.

(B)
In any year that an additional premium is added, it is assumed to be added on February 10. For purposes of this example, we selected February 10 as the assumed date of additional premium payments. Since premiums may be paid throughout the year, we hoped to accurately demonstrate the effect on the contract values by using a random date other than the Contract Anniversary and January 1, which are the two key dates in the GLWB Rider calculations.

(C)	Any step-up is applied on the Contract Anniversary, which is June 27 of each year.

(D)	Any withdrawal is assumed to occur one time per year on October 8. For purposes of this example, we selected October 8 as the assumed date of withdrawals.
Since withdrawals may be made throughout the year, we hoped to accurately demonstrate the effect on the contract values by using a random date other than the Contract Anniversary and January 1, which are the two key dates in the GLWB Rider calculations.

(E)	The hypothetical Account Value on the Contract Anniversary and on the date of the withdrawal includes deduction of all separate account charges and is before any withdrawal.

(F)	The first calendar year begins on June 27, the Contract Date. On this day, the Benefit Base ($100,000) is set equal to the initial premium ($100,000).
The Withdrawal Percentage (4.00%) is equal to the Age Based Percentage (4.00%) plus the cumulative Deferral Percentage (0%) plus the First Year Deferral Percentage (0%).
Since the covered person is at least age 60 on the date the Rider is issued, the LPA is available. It is calculated as the Withdrawal Percentage multiplied by the Benefit Base:

•	4.0% (Withdrawal Percentage) x $100,000 (Benefit Base) = $4,000 (LPA).

Since this is the first calendar year, the LPA is multiplied by a pro rata portion of the calendar year that remains. The pro rata factor is the number of days remaining in the calendar year divided by the total number of days in the calendar year:

•	187 (Days remaining in calendar year) / 365 (Total days in calendar year assuming a non-leap year) x $4,000 (LPA) = $2,049 (1st Year LPA).

(G)
Since no withdrawal was taken in calendar year 1 and since the Contract Date was June 27, the First Year Deferral Percentage is determined as 0.050%. The Withdrawal Percentage (4.050%) is equal to the Age Based Percentage (4.00%) plus the cumulative Deferral Percentage (0%) plus the First Year Deferral Percentage (0.050%).

The LPA is determined as the Withdrawal Percentage multiplied by the Benefit Base:

•	4.050% (Withdrawal Percentage) x $100,000 (Benefit Base) = $4,050 (LPA).

(H)	An additional premium of $10,000 is made during calendar year 2. Since this premium is during the first Contract Year, the Benefit Base is increased by the amount of the premium.

•	$100,000 (Benefit Base) + $10,000 (additional premium amount) = $110,000 Benefit Base after the additional premium.

(I)
In calendar year 2, the Benefit Base increases to $112,614 because the hypothetical Account Value on the Contract Anniversary ($112,614) is larger than the Benefit Base ($110,000). In calendar years 3 and 4, the Benefit Base again increases to the Account Value, because the Account Value on the Contract Anniversary is larger than the Benefit Base. In calendar years 5 and later, the Benefit Base is always larger than the Account Value on the Contract Anniversary, and thus is not stepped up.

(J)
Since no withdrawal was taken in calendar year 2, the cumulative Deferral Percentage is increased by 0.10%. The Withdrawal Percentage (4.150%) in calendar year 3 is equal to the Age Based Percentage (4.00%) plus the cumulative Deferral Percentage (0.10%) plus the First Year Deferral Percentage (0.050%).

The LPA is determined as the Withdrawal Percentage multiplied by the Benefit Base:

•	4.150% (Withdrawal Percentage) x $112,614 (Benefit Base) = $4,673 (LPA).

Since no withdrawal was taken in calendar year 3, the cumulative Deferral Percentage is again increased by 0.10%. The Withdrawal Percentage (4.250%) in calendar year 4 is equal to the Age Based Percentage (4.00%) plus the cumulative Deferral Percentage (0.20%) plus the First Year Deferral Percentage (0.050%).
The LPA is determined as the Withdrawal Percentage multiplied by the Benefit Base:

•	4.250% (Withdrawal Percentage) x $116,985 (Benefit Base) = $4,972 (LPA).

Since no withdrawal was taken in calendar year 4, the cumulative Deferral Percentage is again increased by 0.10%. The Withdrawal Percentage (4.350%) in calendar year 5 is equal to the Age Based Percentage (4.00%) plus the cumulative Deferral Percentage (0.30%) plus the First Year Deferral Percentage (0.050%).
The LPA is determined as the Withdrawal Percentage multiplied by the Benefit Base:

•	4.350% (Withdrawal Percentage) x $121,300 (Benefit Base) = $5,277 (LPA).

(K)
Since no withdrawal was taken in calendar year 5, the cumulative Deferral Percentage is again increased by 0.10%. The Age Based Percentage has changed to 4.50% because the covered person is now 65. The Withdrawal Percentage (4.950%) in calendar year 6 is equal to the Age Based Percentage (4.50%) plus the cumulative Deferral Percentage (0.40%) plus the First Year Deferral Percentage (0.050%).

The LPA is determined as the Withdrawal Percentage multiplied by the Benefit Base:

•	4.95% (Withdrawal Percentage) x $121,300 (Benefit Base) = $6,004 (LPA).

Because there is a withdrawal during calendar year 6, the Age Based Percentage is locked at 4.50%.

(L)
An additional premium of $10,000 is made during calendar year 10. Since this premium is paid after the first Contract Year, the premium has no impact on the Benefit Base. All premiums received are immediately applied to the Account Value. For this example, we have used hypothetical Account Values in an effort to reflect market fluctuations between -6% and +6% annually. In the case of this $10,000 additional premium in Contract Year 10, the premium was applied to the Account Value, but because the hypothetical Account Value also reflects market losses, the $10,000 additional premium, assumed to be made on February 10, had declined in value by the Contract Anniversary on June 27. The evolution of the hypothetical Account Value can be seen by tracking the Account Value from June 27 of year 9 to year 10. The Account Value goes from $99,338 to $102,098 throughout the year, an increase of $2,760. During that Contract Year, there is a $6,004 withdrawal taken on October 8 and a $10,000 premium applied the following February 10; the premium is $3,996 larger than the withdrawal. That means the market experience resulted in a downward movement of $1,236 ($3,996 - $2,760) throughout the year.

•	$99,338 Account Value on June 27 of year 9

•	- $6,004 Withdrawal on October 8

•	+$10,000 Premium on February 10

•	- $1,236 Market experience

•	= $102,098 Account Value on June 27 of year 10

(M)
In calendar year 14, a Nonguaranteed Withdrawal in the amount of $776 ($6,780 amount withdrawn - $6,004 LPA) is taken. The Adjusted Nonguaranteed Withdrawal amount is the Nonguaranteed Withdrawal amount multiplied by the greater of 1.0 and the ratio of the Benefit Base to the Account Value, where both values are calculated immediately before the Nonguaranteed Withdrawal. For this calculation, the Account Value before the Nonguaranteed Withdrawal is $72,977, equal to the Account Value before any withdrawal ($78,981) minus the LPA ($6,004). It is calculated as follows:

•	$776 (Nonguaranteed Withdrawal amount) x the greater of 1.0 and 1.6622 ($121,300 Benefit Base divided by $72,977 Account Value) = $1,290 (Adjusted Nonguaranteed Withdrawal amount).

The Benefit Base is reduced by the Adjusted Nonguaranteed Withdrawal amount:

•	$121,300 (Benefit Base) - $1,290 (Adjusted Nonguaranteed Withdrawal amount) = $120,010 Benefit Base after the Nonguaranteed Withdrawal.

(N)
In calendar year 27, the Account Value is reduced to zero after the withdrawal; however, the Benefit Base is greater than zero. Therefore, the Rider enters Guaranteed Payment Phase and payments of the LPA continue.

Example #2

This example illustrates the Spousal GLWB Rider where withdrawals equal to the LPA as well as Nonguaranteed Withdrawals have been taken and increases to the Withdrawal Percentage have been applied. It also illustrates the termination of the Rider if the Account Value is reduced to zero by a Nonguaranteed Withdrawal. All amounts in the table are rounded to the nearest $1.00 in this example.

Assumptions:

•	The Contract Date is August 8.

•	The covered persons' ages on Contract Date are: owner is 60 and spouse is 57.

•	The Initial premium is $100,000; no additional premiums are paid.

•	Withdrawals equal to LPA are taken in calendar years 4-13.

•	A Nonguaranteed Withdrawal equal to $10,000 in calendar year 3.

•	Full Account Value is withdrawn in calendar year 14.

•	No withdrawals are taken that would result in withdrawal charges under the contract.

•	The RMD is not higher than the LPA in any calendar year.

•	The Rider remains in effect during the period covered in this example.

	As of January 1 (A)					As of August 8 (B)		As of October 8 (C)
Calendar Year	Covered Persons' Ages		Withdrawal Percentage	Benefit Base	LPA	Hypothetical Account Value (D)	Benefit Base after Step-Up	Hypothetical Account Value (D)	Annual Withdrawal	Adjusted Nonguaranteed Withdrawal	Benefit Base After Withdrawal
	Owner	Spouse
1 (E)	60 (E)	57 (E)	N/A	$100,000 (E)	N/A	$100,000(E)	$100,000(E)	$99,625	$0	$0	$100,000
2	61	58	N/A	$100,000	N/A	$103,610	$103,610(F)	$103,492	$0	$0	$103,610
3	62	59	N/A	$103,610	N/A	$106,597	$106,597	$107,299	$10,000 (G)	$10,000 (G)	$96,597 (G)
4	63	60	4.125% (H)	$96,597	$3,586(H)	$95,353	$96,597	$96,051	$3,586	$0	$96,597
5	64	61	4.125%	$96,597	$3,586	$90,616	$96,597	$91,354	$3,586	$0	$96,597
6	65	62	4.125%	$96,597	$3,586	$87,767	$96,597	$87,334	$3,586	$0	$96,597
7	66	63	4.125%	$96,597	$3,586	$80,398	$96,597	$80,850	$3,586	$0	$96,597
8	67	64	4.125%	$96,597	$3,586	$78,809	$96,597	$78,137	$3,586	$0	$96,597
9	68	65	4.125%	$96,597	$3,586	$74,550	$96,597	$75,033	$3,586	$0	$96,597
10	69	66	4.125%	$96,597	$3,586	$70,018	$96,597	$70,075	$3,586	$0	$96,597
11	70	67	4.125%	$96,597	$3,586	$67,154	$96,597	$67,561	$3,586	$0	$96,597
12	71	68	4.125%	$96,597	$3,586	$61,415	$96,597	$61,764	$3,586	$0	$96,597
13	72	69	4.125%	$96,597	$3,586	$59,341	$96,597	$58,952	$3,586	$0	$96,597
14	73	70	4.125%	$96,597	$3,586	$55,919	$96,597	$56,320	$56,320 (I)	N/A	$0
15	74	71	N/A	$0	$0	$0	$0	$0	$0	$0	$0

(A)
The covered persons' ages for each year are as of January 1. Also, each January 1 on or after the LPA Eligibility Date, the LPA is equal to the applicable Withdrawal Percentage multiplied by the Benefit Base.

(B)	Any applicable step-up is applied on the Contract Anniversary, which is August 8 of each year.

(C)
Any applicable withdrawal is assumed to occur one time per year on October 8. For purposes of this example, we selected October 8 as the assumed date of withdrawals. Since withdrawals may be made throughout the year, we hoped to accurately demonstrate the effect on the contract values by using a random date other than the Contract Anniversary and January 1, which are the two key dates in the GLWB Rider calculations.

(D)	The hypothetical Account Value on the Contract Anniversary and on the date of the withdrawal includes deduction of all separate account charges and is before any withdrawal.

(E)
The first calendar year begins on August 8, the Contract Date. On this day, the Benefit Base ($100,000) is set equal to the initial premium ($100,000). Since the LPA is not available until the LPA Eligibility Date, the Withdrawal Percentage and the LPA are not applicable.

(F)
In calendar year 2, the Benefit Base increases to $103,610 because the hypothetical Account Value on the Contract Anniversary ($103,610) is larger than the Benefit Base ($100,000). In calendar year 3, the Benefit Base again increases to the Account Value, because the Account Value on the Contract Anniversary is larger than the Benefit Base. In calendar years 4 and later, the Benefit Base is always larger than the Account Value on the Contract Anniversary, and thus is not stepped up.

(G)
In calendar year 3, a Nonguaranteed Withdrawal in the amount of $10,000 is taken. The Adjusted Nonguaranteed Withdrawal amount is the Nonguaranteed Withdrawal amount multiplied by the greater of 1.0 or the ratio of the Benefit Base to the Account Value, where both values are calculated immediately before the Nonguaranteed Withdrawal. It is calculated as follows:

•	$10,000 (Nonguaranteed Withdrawal amount) x the greater of 1.0 and 0.9935 ($106,597 Benefit Base divided by $107,299 Account Value) = $10,000 (Adjusted Nonguaranteed Withdrawal amount).

The Benefit Base is reduced by the Adjusted Nonguaranteed Withdrawal amount:

•	$106,597 (Benefit Base) - $10,000 (Adjusted Nonguaranteed Withdrawal amount) =$96,597 Benefit Base after the Nonguaranteed Withdrawal.

(H)
January 1 of calendar year 4 is the LPA Eligibility Date; thus, the LPA is now available. Since no withdrawal was taken in calendar year 1 and since the Contract Date was August 8, the First Year Deferral Percentage is 0.025%. Since no withdrawal was taken in calendar year 2, the cumulative Deferral Percentage is 0.10%. The Age Based Percentage (4.00%) is based on the age of the younger covered person. The Withdrawal Percentage (4.125%) is equal to the Age Based Percentage (4.00%) plus the Cumulative Deferral Percentage (0.10%) plus the First Year Deferral Percentage (0.025%).

The LPA is determined as the Withdrawal Percentage multiplied by the Benefit Base multiplied by the Spousal Factor:

•	4.125% (Withdrawal Percentage) x $96,597 (Benefit Base) x 90% (Spousal Factor) = $3,586 (LPA).

Because there is a withdrawal during calendar year 4, the Age Based Percentage is locked at 4.0%.

(I)	A Nonguaranteed Withdrawal reduces the Account Value to zero in calendar year 14 and the Rider and annuity contract terminate.

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To request a copy of the Statement of Additional Information for the Integrity Life VAROOM variable annuity dated May 1, 2018, remove this page and mail it to us at the Administrative Office listed in the Glossary.

Name:____________________________ Phone:____________________________	Address:______________________________ ______________________________________

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2018

VAROOM® and VAROOM® II Deferred Flexible Premium Variable Annuities
Issued By Integrity Life Insurance Company
Through Separate Account I of Integrity Life Insurance Company

This Statement of Additional Information (SAI) is not a prospectus. It should be read in conjunction with the applicable variable annuity prospectus dated May 1, 2018.

A copy of the prospectuses to which this SAI relates is available at no charge by writing the Administrative Office at Integrity Life Insurance Company, P.O. Box 5720, Cincinnati, Ohio 45201-5720, or by calling 1-800-325-8583.

General Information and History

Integrity Life Insurance Company (Integrity) is an Ohio life insurance company organized on May 3, 1966. Its principal executive offices are located at 400 Broadway, Cincinnati, Ohio 45202. Integrity, the depositor of Separate Account I, is a wholly owned subsidiary of The Western and Southern Life Insurance Company (WSLIC), an Ohio life insurance company organized on February 23, 1888. WSLIC is a wholly owned subsidiary of Western & Southern Financial Group, Inc., an Ohio corporation, which is wholly owned by Western & Southern Mutual Holding Company, an Ohio mutual insurance holding company.

Administration and Distribution of the Contracts

Administration
Integrity has responsibility for administration of Separate Account I (the Separate Account) and the variable annuity contracts issued through the Separate Account (Contracts). Integrity has entered into a Service Agreement with WSLIC to provide certain services, including administrative services for the Separate Account and the Contracts. Compensation for these services, which is paid by Integrity, is based on the charges and expenses incurred by WSLIC, and will reflect actual costs to the extent reasonably possible.

Custodian
Mid Atlantic Trust Company (MATC), 330 South Poplar, Suite 103, Pierre, SD 57501, is the custodian for the exchange-traded funds (ETFs) held by the Subaccounts. MATC provides certain services to the Separate Account, including custody of and accounting services for the ETFs owned by the Separate Account. MATC also facilitates execution of the purchase and sale of the ETFs through broker-dealers.

Underwriter
Touchstone Securities, Inc. (Touchstone Securities), 400 Broadway, Cincinnati, Ohio 45202, an indirect subsidiary of WSLIC and an affiliate of Integrity, is the principal underwriter of the Contracts. Touchstone Securities is registered under the Securities Exchange Act of 1934 as a broker-dealer and is a member in good standing of the Financial Industry Regulatory Authority (FINRA). The Contracts are offered through Touchstone Securities on a continuous basis. The amount of distribution allowances paid to Touchstone Securities, the principal underwriter, for all variable annuity contracts issued by Integrity was $6,186,777 in 2017, $7,156,582 in 2016, $7,441,688 in 2015. Touchstone Securities did not retain distribution allowances during these years.

Sales
The Contracts are sold by insurance agents licensed in the states where the Contracts may be lawfully sold.  The agents are also registered representatives of broker-dealers, which are registered under the Securities Exchange Act of 1934 and are members of FINRA.

We make payments to the broker-dealer firms that distribute our variable annuity contracts in the form of commissions and other incentives. We may make payments in the form of expense reimbursements or marketing allowances to the broker-dealers that distribute our Contracts in exchange for privileges, including additional or special access to broker-dealers' sales staff, opportunities to provide and attend training and other conferences, and marketing enhancements of our Contracts. The method for calculating any additional compensation may include consideration of the level of sales or assets attributable to the firm. Not all broker-dealers receive additional compensation and the amount of compensation varies by firm. These payments could be significant to a firm, and could create a conflict of interest between the firm or representative and the customer. These payments could provide incentive to a firm or representative to recommend a Contract that is not in a customer’s best interest. We generally choose to compensate broker-dealers that have a strong capability to distribute the Contracts and that are willing to cooperate with our promotional efforts.

The following list includes the names of firms that received expense reimbursement or marketing allowance payments of more than $5,000 with respect to variable annuities sold for Integrity and its wholly owned subsidiary National Integrity Life Insurance Company during the last calendar year.

Ann Arbor Annuity Exchange, Inc.	Hancock Investment Services, Inc.
Arvest Investments, Inc.	Huntington Investment Company, Inc.
BBVA Securities, Inc.	Infinex Investments, Inc.
BMO Harris	Key Investment Services LLC
BOK Financial Securities, Inc.	LPL Financial LLC
CUSO Financial Services, L.P.	M&T Securities, Inc.
Cetera Investment Services LLC	PNC Investments, LLC
Commerce Brokerage Services, Inc.	The MV Group
Crump Life Insurance Services, Inc.	The Marketing Alliance, Inc.
Fifth Third Securities, Inc.	Zenith Marketing Group
Financial Independence Group, Inc.

Performance Data and Illustrations

We may provide performance information and illustrations using performance information. Performance information may be based on historical returns of the subaccounts. At any time in the future, performance will likely be higher or lower than in the past. Historical performance does not predict future results.

Performance Data
In advertisements or in information furnished to you, we may provide the average annual total return and the cumulative total return of the units of the subaccounts. The money market option may also from time to time include the yield and effective yield of its units. Performance information is computed separately for each subaccount in accordance with the formulas described below.

Total return reflects all aspects of the return of a subaccount, including the automatic reinvestment of all distributions and the deduction of all charges that apply on an annual basis. Performance represents annualized percentage change in net assets of a subaccount, based on a hypothetical $1,000 investment, the performance of the underlying portfolios and the charges that would have been made during the periods shown. Premium taxes, if applicable, are not reflected.

Average annual total returns are calculated by determining the growth or decline in value of a hypothetical investment in the subaccount over certain periods, including 1, 3, 5, and 10 years and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period.

Investors should realize that a subaccount's performance is not constant over time, but changes from year to year, and that the average annual returns represent the averages of historical periods as opposed to the actual historical performance of a subaccount during any portion of the period shown. Average annual returns are calculated using this formula:

P (1+T)n = ERV, where P is a hypothetical initial payment of $1,000, T is the average annual total return, n is the number of years, and ERV is the redeemable value at the end of the period.

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Standardized returns are average annual total returns calculated from the subaccount inception date, which represents the date the subaccount was available in the Contract. Standardized returns reflect the deduction of all Contract expenses, including underlying fund expenses, the annual separate account charges and the withdrawal charge. The cost of the optional guaranteed lifetime withdrawal benefit rider is not included. If the cost of the rider were included, the returns would be lower.

Non-standardized returns are calculated from the fund inception date, which represents the inception date of the underlying fund, rather than the date it was included in the Contract. Performance that predates the inclusion in the Contract is hypothetical and has been adjusted to include Contract expenses. Two sets of non-standardized returns may be presented, each reflecting the deduction of underlying fund expenses and the annual separate account charge. One set also reflects the withdrawal charge. The cost of the guaranteed lifetime withdrawal benefit rider is not included. If the cost of the rider were included, the returns would be lower.

Cumulative total returns are unaveraged and reflect the simple percentage change in the value of a hypothetical investment in the subaccount over a stated period of time. In addition to the period since inception, cumulative total returns may be calculated on a year-to-date basis at the end of each calendar month in the current calendar year. The last day of the period for year-to-date returns is the last day of the most recent calendar month at the time of publication.

Yields quoted in advertising reflect the change in value of a hypothetical investment in a subaccount over a stated period of time, not taking into account capital gains or losses, or any withdrawal charge. Yields are annualized and stated as a percentage.

Current yield and effective yield are calculated for the money market option. Current yield is based on the change in the value of a hypothetical investment (exclusive of capital changes) over a particular 7-day period, less Contract charges that would have applied during the period (the base period), and stated as a percentage of the investment at the start of the base period (the base period return). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest hundredth of one percent.

Effective yield assumes that all dividends received during an annual period have been reinvested. This compounding effect causes effective yield to be higher than current yield. Calculation of effective yield begins with the same base period return used in the calculation of current yield, which is then annualized to reflect weekly compounding pursuant to the following formula:
Effective Yield = [(Base Period Return + 1)365/7] – 1

Individualized Illustrations
Integrity may provide computer-generated illustrations using programs available through third party firms to provide registered representatives and existing or potential Contracts owners with individualized hypothetical illustrations. The illustrations may include contract values and returns for some or all of the subaccounts. Such illustrations may include graphs, bar charts and other types of formats.

Hypothetical values may be based on: (i) the results of a hypothetical contribution to a Contract invested in a single or multiple subaccounts using standardized and non-standardized average annual returns; or (ii) the results of a hypothetical contribution to a Contract using either static or variable assumed rates of return, as allowed by law.

Distributions From Tax-Favored Qualified Retirement Programs

Distributions from qualified plans are subject to ordinary income tax. Special rules may apply to withdrawals from certain types of qualified plans, including Roth IRAs. You should consult with your tax adviser to determine how these rules affect the distribution of your benefits.

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Section 72(t) of the Internal Revenue Code provides that any amount received under a qualified contract, which is included in income, may be subject to an additional federal tax. The amount of the additional federal tax is equal to 10% of the amount that is included in income. Some distributions will be exempt from the additional federal tax. There is an exception to this 10% additional federal tax for:

1) distributions made on or after the date you (or the Annuitant as applicable) reach age 59 ½;

2)	distributions following your death or disability (or the Annuitant as applicable) (for this purpose “disability” is defined in Code Section 72(m)(7);

3)
distributions paid in series of substantially equal payments made annually (or more frequently) for your life (or life expectancy) or joint lives (or life expectancies) of you and designated beneficiary;

4) distributions made to you after separation from service after attaining age 55 (does not apply to IRAs);

5)
distributions made to you to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to you for amounts paid during the taxable year for medical care (determined without regard to whether you itemize deductions for such taxable year);

6)	distributions to an alternate payee pursuant to a qualified domestic relations order (within the meaning of Code Section 414(p)(1));

7)
distributions from an IRA for the health insurance (as described in Code Section 213)(d)(1)(D)) for you and your spouse and dependents if you have received unemployment compensation for at least 12 weeks (this exception will no longer apply after you have been re-employed for at least 60 days);

8)	distributions from an IRA made to you, to the extent such distributions do not exceed your qualified higher education expenses (as defined in Code Section 72(t)(7)) for the tax year;

9)	distributions from an IRA which are qualified first-time homebuyer distributions (as defined in Code Section 72(t)(8));

10)
distributions made to a reservist called to active duty after September 11, 2001, for a period in excess of 179 days (or for an indefinite period), from IRAs or amounts attributable to elective deferrals under a 401(k) plan made during such active period; and

11)	distributions made on account of an IRS levy upon a qualified contract.
With respect to 3) above, if the series of substantially equal periodic payments is modified (other than by reason of death or disability) before the close of the 5-year period beginning with the date of the first payment and after you attain age 59 ½, or before you attain age 59 ½, then the tax for the year of the modification is increased by the 10% additional federal tax, plus interest for the tax years in which the exception was used. You should consult with your tax adviser before taking any partial withdrawals from your Contract.

Participants in qualified plans (other than IRAs), with the exception of five-percent owners, must begin receiving distributions by April 1 of the calendar year following the later of either (i) the year in which the participant reaches age 70½ or (ii) the calendar year in which the participant retires. Owners of traditional IRAs and 5% owners of qualified plans must begin receiving distributions by April 1 of the calendar year following the year in which the owner or participant reaches age 70½. Owners of Roth IRAs are not required to take distributions during their lifetime. Distributions from certain TSA plans can be deferred until age 75. After death, distribution rules apply to traditional and Roth IRAs. If you do not take mandatory distributions, you may owe a 50% penalty tax on any difference between the required distribution amount and the amount distributed.

Distributions from qualified plans (other than traditional IRAs) in the form of a lump sum settlement, partial withdrawal, or periodic annuity payments for a fixed period of fewer than 10 years, are subject to mandatory federal income tax withholding of 20% of the taxable amount of the distribution, unless (i) the payee directs the transfer of such amounts to another qualified plan or traditional IRA; or (ii) the payment is a minimum distribution required under the Internal Revenue Code. The taxable amount is the amount of the distribution less the amount allocable to after-tax contributions. All other types of taxable distributions are subject to a 10% federal income tax withholding unless the payee elects not to have withholding apply.

We are not permitted to make distributions from a Contract unless a request has been made. It is therefore your responsibility to comply with the minimum distribution rules. You should consult your tax adviser regarding these rules and their proper application.

The above description of the minimum distribution requirements and the federal income tax consequences of distributions from tax-favored retirement plans, which may be funded by the Contract, is only a brief summary and

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is not intended as tax advice. The rules governing the provisions of plans are extremely complex and often difficult to comprehend. If you do not fully comply with all rules, which are subject to change, you may suffer adverse tax consequences. You should consult a qualified and competent tax adviser prior to adopting a plan or purchasing a Contract in connection with a tax-favored plan.

Financial Statements

The financial statements of Separate Account I of Integrity Life Insurance Company as of December 31, 2017, and for the periods indicated in the financial statements, included in this Statement of Additional Information have been audited by Ernst & Young LLP, 312 Walnut Street, Cincinnati, Ohio 45202, independent registered public accounting firm, as set forth in their reports included thereon. These financial statements are included in this registration statement in reliance on the reports of Ernst & Young LLP given on the authority of such firm as experts in accounting and auditing.

The statutory-basis financial statements of Integrity Life Insurance Company as of December 31, 2017 and 2016 and for each of the three years in the period ended December 31, 2017, and the statutory-basis financial statements of The Western and Southern Life Insurance Company (WSLIC) as of December 31, 2017 and 2016 and for each of the three years in the period ended December 31, 2016, included in this Statement of Additional Information have been audited by Ernst & Young LLP, 312 Walnut Street, Cincinnati, Ohio 45202, independent auditors, as set forth in their reports included thereon. These financial statements are included in this registration statement in reliance on the reports of Ernst & Young LLP given on the authority of such firm as experts in accounting and auditing.

You should distinguish the statutory-basis financial statements of Integrity from the financial statements of the Separate Account and consider the Integrity statutory-basis financial statements only as they relate to the ability of Integrity to meet its obligations under the Contracts. You should consider the statutory-basis financial statements of WSLIC as bearing only on the ability of WSLIC to meet its obligations under its guarantee to Integrity policyholders dated March 3, 2000. You should not consider the Integrity or WSLIC statutory-basis financial statements as relating to the investment performance of the assets held in the Separate Account.

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Financial Statements
Separate Account I of Integrity Life Insurance Company
Year Ended December 31, 2017,
With Report of Independent Registered Public
Accounting Firm

Separate Account I
of
Integrity Life Insurance Company

Financial Statements

Year Ended December 31, 2017

Report of Independent Registered Public Accounting Firm
The Board of Directors of Integrity Life Insurance Company and
The Contract Owners of Separate Account I of Integrity Life Insurance Company
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of Separate Account I of Integrity Life Insurance Company (the Separate Account) comprised of the subaccounts described in Note 1 (collectively referred to as the “subaccounts”), as of December 31, 2017, the related statements of operations and the statements of changes in net assets for the periods indicated in Note 1 for each respective subaccount, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts comprising Separate Account I of Integrity Life Insurance Company at December 31, 2017, the results of their operations and changes in their net assets for each of the periods indicated in Note 1, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Separate Accounts in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Separate Account is not required to have, nor were we engaged to perform, an audit of the Separate Account’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2017, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
/s/ Ernst & Young LLP
We have served as the Separate Account’s auditor since 1993.
Cincinnati, Ohio
April 20, 2018

1

Separate Account I
of
Integrity Life Insurance Company
Statement of Assets and Liabilities
December 31, 2017

Subaccount	Investments at fair value	Receivable from (payable to ) the general account of Integrity	Net Assets	Unit Value Range (Lowest to Highest)	Units Outstanding
Affiliated:
Touchstone Active Bond	$12,867,726	$3	$12,867,729	$11.40 to $17.11	942,826
Touchstone Aggressive ETF	13,657,744	3	13,657,747	16.64 to 24.54	661,311
Touchstone Conservative ETF	9,655,452	(5)	9,655,447	13.61 to 18.45	608,913
Touchstone Focused	29,043,000	1	29,043,001	18.87 to 35.28	1,091,824
Touchstone Large Cap Core Equity	18,754,806	4	18,754,810	16.17 to 24.21	991,949
Touchstone Moderate ETF	12,220,654	(5)	12,220,649	15.41 to 21.15	717,771
Non-Affiliated Initial Class:
Fidelity VIP Balanced	2,518,876	(1)	2,518,875	17.86 to 29.01	107,162
Fidelity VIP Overseas	2,174,033	(4)	2,174,029	11.19 to 40.94	72,884
Fidelity VIP Equity Income	10,332,126	(1)	10,332,125	26.55 to 91.97	163,695
Fidelity VIP Growth	6,934,778	—	6,934,778	130.85	52,997
Fidelity VIP High Income	1,117,533	(1)	1,117,532	29.20	38,275
Fidelity VIP Asset Manager	3,588,385	1	3,588,386	56.31	63,730
Fidelity VIP Contrafund	15,539,436	(2)	15,539,434	40.96 to 83.28	251,094
Fidelity VIP Index 500	6,149,862	3	6,149,865	19.15 to 67.19	186,041
Fidelity VIP Investment Grade Bond	3,418,141	—	3,418,141	11.64 to 41.21	161,674
Fidelity VIP Government Money Market	7,989,875	(4)	7,989,871	9.64 to 9.93	822,499
Non-Affiliated Service Class:
Fidelity VIP Equity Income	371,088	—	371,088	21.47	17,285
Fidelity VIP Growth	695,151	1	695,152	20.83 to 21.33	33,195
Fidelity VIP High Income	290,678	(1)	290,677	16.20	17,940
Fidelity VIP Asset Manager	3,688	(1)	3,687	17.56	210
Fidelity VIP Contrafund	1,209,017	2	1,209,019	30.19	40,048
Fidelity VIP Balanced	141,645	1	141,646	20.74	6,830
Fidelity VIP Mid Cap	3,772,816	—	3,772,816	67.42 to 70.43	55,242
Fidelity VIP Overseas	36,725	1	36,726	17.42	2,109
Non-Affiliated Service Class 2:
Fidelity VIP Asset Manager	1,684,116	4	1,684,120	14.29 to 19.79	100,884
Fidelity VIP Balanced	6,662,668	(3)	6,662,665	16.46 to 23.74	330,456
Fidelity VIP Contrafund	38,466,478	4	38,466,482	18.17 to 31.57	1,761,472
Fidelity VIP Disciplined Small Cap	2,226,497	4	2,226,501	16.72 to 22.05	130,207
Fidelity VIP Equity Income	5,142,123	(1)	5,142,122	13.87 to 22.91	297,214
Fidelity VIP Freedom 2010	634,730	3	634,733	14.02 to 14.75	44,728
Fidelity VIP Freedom 2015	1,520,588	3	1,520,591	14.23 to 15.19	106,176
Fidelity VIP Freedom 2020	5,176,598	(3)	5,176,595	14.13 to 15.81	361,280
Fidelity VIP Freedom 2025	4,685,560	—	4,685,560	14.87 to 16.79	311,660
Fidelity VIP Freedom 2030	628,593	(2)	628,591	14.79 to 15.65	41,950
Fidelity VIP Growth	9,069,514	(1)	9,069,513	19.05 to 25.01	432,482
Fidelity VIP High Income	13,128,081	(2)	13,128,079	13.71 to 21.54	683,549
Fidelity VIP Index 500	40,811,859	(2)	40,811,857	18.09 to 26.83	2,182,078
Fidelity VIP Investment Grade Bond	33,191,876	3	33,191,879	11.43 to 18.16	2,462,528
Fidelity VIP Mid Cap	9,894,561	(4)	9,894,557	18.69 to 43.69	354,820
Fidelity VIP Overseas	3,674,449	7	3,674,456	10.71 to 21.69	273,817
Fidelity VIP Target Volatility	3,342,918	(1)	3,342,917	12.30 to 12.53	270,264
Non-Affiliated Class 1:
Columbia VIT Mid Cap Value	1,663,465	(1)	1,663,464	16.94 to 17.72	96,544
Franklin Growth & Income VIP Fund	2,039,866	(1)	2,039,865	25.87 to 26.26	78,835
Franklin Income VIP Fund	5,285,384	(1)	5,285,383	26.34 to 26.73	200,515
JPMorgan IT Mid Cap Value	778,613	—	778,613	23.67 to 35.69	23,172
MS VIF Emerging Markets Debt	496,105	(1)	496,104	17.13 to 29.50	17,883
MS VIF U.S. Real Estate	1,913,766	2	1,913,768	15.69 to 45.55	49,143
Non-Affiliated Class 2:
American Funds Managed Risk Asset Allocation	5,098,488	—	5,098,488	12.07 to 12.37	420,887
Columbia VIT Small Cap Value	4,408,954	(4)	4,408,950	28.23 to 29.94	153,089
Franklin Growth & Income VIP Fund	8,000,735	(3)	8,000,732	14.97 to 26.29	409,225
Franklin Income VIP Fund	23,474,416	5	23,474,421	14.04 to 26.75	1,339,502
Franklin Large Cap Growth VIP Fund	5,125,293	(4)	5,125,289	16.52 to 26.88	277,440
Franklin Mutual Shares VIP Fund	21,855,419	(1)	21,855,418	13.19 to 26.37	1,437,920
Franklin Small Cap Value VIP Fund	1,665,408	(3)	1,665,405	17.30 to 20.56	92,761
Invesco VI American Franchise	2,966,376	(1)	2,966,375	20.15 to 31.42	137,067
Invesco VI American Value	6,523,723	(3)	6,523,720	17.77 to 19.74	362,097
Invesco VI Comstock	11,076,128	(1)	11,076,127	16.20 to 31.39	630,011
Invesco VI International Growth	4,182,862	1	4,182,863	12.40 to 12.92	334,086

2

Separate Account I
of
Integrity Life Insurance Company
Statement of Assets and Liabilities (continued)
December 31, 2017

Subaccount	Investments at fair value	Receivable from (payable to ) the general account of Integrity	Net Assets	Unit Value Range (Lowest to Highest)	Units Outstanding
Non-Affiliated Class 2 (continued):
Invesco VI Mid Cap Growth	$264,621	$(1)	$264,620	$12.41 to $12.49	21,283
Templeton Foreign VIP Fund	12,808,150	1	12,808,151	10.73 to 23.99	1,050,531
Templeton Global Bond VIP Fund	5,018,141	1	5,018,142	9.32 to 9.59	535,742
Templeton Growth VIP Fund	3,323,584	(3)	3,323,581	11.52 to 24.13	180,327
MS VIF Emerging Markets Debt	1,682,724	—	1,682,724	12.51 to 25.75	106,133
MS VIF Emerging Markets Equity	3,789,071	2	3,789,073	9.71 to 41.39	215,377
MS VIF U.S. Real Estate	4,448,254	1	4,448,255	12.19 to 36.61	325,592
Non-Affiliated Class 3:
BlackRock Capital Appreciation VI	8,358,732	1	8,358,733	17.80 to 18.54	466,102
BlackRock Global Allocation VI	2,030,316	1	2,030,317	12.14 to 12.64	164,069
BlackRock High Yield VI	207,726	(2)	207,724	11.19 to 11.29	18,531
BlackRock Total Return VI	855,514	1	855,515	10.00 to 10.07	85,450
TOPS Managed Risk Moderate Growth ETF	4,268,586	(1)	4,268,585	11.40 to 11.64	372,660
Non-Affiliated Class 4:
American Funds Bond	1,127,059	3	1,127,062	9.99 to 10.06	112,806
American Funds Capital Income Builder	640,423	(2)	640,421	10.55 to 10.71	60,517
American Funds Global Growth	13,020,287	4	13,020,291	14.07 to 14.42	921,081
American Funds Growth	4,842,327	2	4,842,329	15.77 to 16.16	305,958
American Funds Growth-Income	19,457,688	1	19,457,689	14.85 to 15.22	1,304,251
American Funds New World	1,009,277	—	1,009,277	11.63 to 11.92	86,119
Non-Affiliated Class A:
Deutsche Small Cap Index VIP	475,013	1	475,014	29.40 to 30.64	15,542
Non-Affiliated Class B:
Deutsche Small Cap Index VIP	1,708,761	—	1,708,761	17.32 to 29.64	85,448
Advisor Class:
Pimco VIT All Asset	1,743,678	(1)	1,743,677	12.53 to 14.15	128,427
Pimco VIT Foreign Bond	42,129	1	42,130	10.37 to 10.46	4,046
Pimco VIT Commodity Real Return Strategy	2,520,361	(1)	2,520,360	4.22 to 5.85	582,778
Pimco VIT Long Term Government	353,354	2	353,356	10.57 to 10.88	33,114
Pimco VIT Low Duration	4,425,322	1	4,425,323	10.10 to 11.67	395,557
Pimco VIT Real Return	1,310,426	(2)	1,310,424	10.60 to 12.49	109,218
Pimco VIT Total Return	42,600,326	(4)	42,600,322	11.27 to 14.08	3,136,662
Investor Class:
Guggenheim VT Global Managed Futures Strategy	587,040	1	587,041	6.44 to 6.75	89,967
Guggenheim VT Multi Hedge Strategies	379,162	1	379,163	8.63 to 11.06	42,277
Guggenheim VT Long Short Equity	311,877	1	311,878	10.83 to 13.30	27,302
ETF Shares:
iShares Core S&P 500 ETF	82,801,673	1	82,801,674	51.47 to 54.83	1,586,984
iShares Core S&P Mid-Cap ETF	23,984,832	1	23,984,833	48.17 to 52.48	477,070
iShares Core S&P Small-Cap ETF	12,436,732	(3)	12,436,729	50.75 to 55.20	235,052
iShares Core US Aggregate Bond ETF	1,439,514	—	1,439,514	24.50 to 27.41	57,060
iShares iBoxx $ High Yield Corporate Bond ETF	757,108	2	757,110	29.99 to 32.54	24,327
iShares Intermediate Credit Bond ETF	1,348,548	(2)	1,348,546	25.49 to 26.87	52,572
iShares International Treasury Bond ETF	10,987,940	2	10,987,942	22.93 to 24.41	472,743
iShares S&P 500 Growth ETF	8,619,618	3	8,619,621	52.75 to 57.36	160,589
iShares S&P 500 Value ETF	3,973,592	—	3,973,592	47.37 to 51.52	80,217
iShares TIPS Bond ETF	219,438	1	219,439	22.47 to 26.58	8,996
Vanguard Developed Markets Index ETF	11,839,237	—	11,839,237	32.38 to 38.43	325,028
Vanguard Dividend Appreciation Index ETF	2,440,950	(2)	2,440,948	45.51 to 49.85	52,389
Vanguard Emerging Markets Stock Index ETF	655,108	(2)	655,106	24.43 to 30.10	23,544
Vanguard Intermediate-Term Corporate Bond Index ETF	236,156	(2)	236,154	28.07 to 31.54	8,178
Vanguard Large-Cap Index ETF	1,744,650	2	1,744,652	51.09 to 54.11	33,465
Vanguard Mega Cap Index ETF	155,961	4	155,965	51.77 to 54.83	2,942
Vanguard Real Estate Index ETF	733,443	(1)	733,442	40.86 to 44.26	17,448
Vanguard Short-Term Bond Index ETF	366,465	2	366,467	22.69 to 23.84	16,078
Vanguard Total Bond Market Index ETF	80,320,353	—	80,320,353	24.46 to 27.45	3,223,406

3

Separate Account I
of
Integrity Life Insurance Company

Statement of Operations

Year Ended December 31, 2017

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses
Subaccount	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Affiliated:
Touchstone Active Bond	$332,684	$185,672	$147,012	$22,690	$—	$76,646	$99,336	$246,348
Touchstone Aggressive ETF	235,146	192,008	43,138	752,522	—	1,114,961	1,867,483	1,910,621
Touchstone Conservative ETF	210,239	154,880	55,359	297,592	1,005,483	(522,756)	780,319	835,678
Touchstone Focused	149,603	408,174	(258,571)	(71,913)	—	3,664,264	3,592,351	3,333,780
Touchstone Large Cap Core Equity	118,771	267,221	(148,450)	658,635	271,111	2,541,232	3,470,978	3,322,528
Touchstone Moderate ETF	244,050	172,186	71,864	573,068	1,928,759	(1,171,914)	1,329,913	1,401,777
Non-Affiliated Initial Class:
Fidelity VIP Balanced	35,796	33,482	2,314	61,868	63,865	215,824	341,557	343,871
Fidelity VIP Overseas	28,865	27,661	1,204	(42,584)	1,883	552,861	512,160	513,364
Fidelity VIP Equity Income	172,988	138,226	34,762	74,038	210,082	782,536	1,066,656	1,101,418
Fidelity VIP Growth	14,505	92,035	(77,530)	572,829	485,429	939,456	1,997,714	1,920,184
Fidelity VIP High Income	59,593	15,354	44,239	64,850	—	(52,930)	11,920	56,159
Fidelity VIP Asset Manager	65,401	47,950	17,451	20,660	390,604	(10,839)	400,425	417,876
Fidelity VIP Contrafund	148,411	203,216	(54,805)	608,098	791,395	1,398,171	2,797,664	2,742,859
Fidelity VIP Index 500	106,208	82,657	23,551	415,225	19,709	650,712	1,085,646	1,109,197
Fidelity VIP Investment Grade Bond	86,853	50,874	35,979	44,543	18,220	8,024	70,787	106,766
Fidelity VIP Government Money Market	60,241	135,297	(75,056)	—	—	3	3	(75,053)
Non-Affiliated Service Class:
Fidelity VIP Equity Income	5,741	5,085	656	(1,513)	7,211	31,093	36,791	37,447
Fidelity VIP Growth	886	9,230	(8,344)	58,679	50,664	86,373	195,716	187,372
Fidelity VIP High Income	15,279	3,399	11,880	3,005	—	(5,493)	(2,488)	9,392
Fidelity VIP Asset Manager	100	159	(59)	757	1,389	(788)	1,358	1,299
Fidelity VIP Contrafund	10,088	15,155	(5,067)	23,851	56,340	111,503	191,694	186,627
Fidelity VIP Balanced	1,897	1,956	(59)	675	3,409	14,107	18,191	18,132
Fidelity VIP Mid Cap	22,301	51,549	(29,248)	141,751	174,478	364,852	681,081	651,833
Fidelity VIP Overseas	452	485	(33)	(34)	32	8,129	8,127	8,094
Non-Affiliated Service Class 2:
Fidelity VIP Asset Manager	26,556	22,959	3,597	(7,581)	183,848	7,655	183,922	187,519
Fidelity VIP Balanced	82,497	89,381	(6,884)	95,987	168,647	615,110	879,744	872,860
Fidelity VIP Contrafund	284,153	523,441	(239,288)	1,691,354	1,974,360	3,061,579	6,727,293	6,488,005
Fidelity VIP Disciplined Small Cap	10,260	28,607	(18,347)	124,745	44,363	(41,234)	127,874	109,527
Fidelity VIP Equity Income	76,844	73,900	2,944	80,367	112,463	344,085	536,915	539,859
Fidelity VIP Freedom 2010	8,036	10,084	(2,048)	54,672	13,824	5,404	73,900	71,852
Fidelity VIP Freedom 2015	18,757	24,348	(5,591)	17,968	42,772	142,100	202,840	197,249
Fidelity VIP Freedom 2020	63,401	74,471	(11,070)	88,430	139,049	460,796	688,275	677,205
Fidelity VIP Freedom 2025	55,350	65,276	(9,926)	86,194	117,304	441,156	644,654	634,728
Fidelity VIP Freedom 2030	6,819	8,555	(1,736)	15,910	20,155	63,456	99,521	97,785

4

Separate Account I
of
Integrity Life Insurance Company

Statement of Operations (continued)

Year Ended December 31, 2017

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses
Subaccount	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Growth	$5,398	$108,591	$(103,193)	$207,993	$489,647	$1,408,486	$2,106,126	$2,002,933
Fidelity VIP High Income	678,493	161,654	516,839	(390,423)	—	271,723	(118,700)	398,139
Fidelity VIP Index 500	607,997	560,362	47,635	1,637,743	122,440	5,091,959	6,852,142	6,899,777
Fidelity VIP Investment Grade Bond	720,234	467,099	253,135	(107,126)	139,563	484,349	516,786	769,921
Fidelity VIP Mid Cap	45,576	129,284	(83,708)	144,738	425,918	1,135,130	1,705,786	1,622,078
Fidelity VIP Overseas	41,540	50,239	(8,699)	114,749	3,232	747,849	865,830	857,131
Fidelity VIP Target Volatility	35,973	45,455	(9,482)	18,267	196,317	211,464	426,048	416,566
Non-Affiliated Class 1:
Columbia VIT Mid Cap Value	—	25,358	(25,358)	93,018	—	126,701	219,719	194,361
Franklin Growth & Income VIP Fund	120,500	26,696	93,804	34,961	117,752	23,044	175,757	269,561
Franklin Income VIP Fund	228,010	72,239	155,771	181,137	—	103,071	284,208	439,979
JPMorgan IT Mid Cap Value	5,875	10,255	(4,380)	28,003	32,764	30,047	90,814	86,434
MS VIF Emerging Markets Debt	26,523	7,173	19,350	(3,992)	—	27,834	23,842	43,192
MS VIF U.S. Real Estate	28,515	27,014	1,501	129,401	—	(104,875)	24,526	26,027
Non-Affiliated Class 2:
American Funds Managed Risk Asset Allocation	36,652	71,719	(35,067)	20,899	45,082	536,214	602,195	567,128
Columbia VIT Small Cap Value	11,954	54,769	(42,815)	7,811	244,760	229,282	481,853	439,038
Franklin Growth & Income VIP Fund	449,802	108,924	340,878	354,363	468,234	(133,719)	688,878	1,029,756
Franklin Income VIP Fund	938,370	308,461	629,909	123,716	—	1,036,718	1,160,434	1,790,343
Franklin Large Cap Growth VIP Fund	24,206	63,171	(38,965)	86,017	309,351	607,128	1,002,496	963,531
Franklin Mutual Shares VIP Fund	477,841	308,416	169,425	275,978	866,553	57,875	1,200,406	1,369,831
Franklin Small Cap Value VIP Fund	9,069	25,685	(16,616)	(57,838)	124,046	98,557	164,765	148,149
Invesco VI American Franchise	—	30,281	(30,281)	108,659	139,020	194,577	442,256	411,975
Invesco VI American Value	37,736	88,280	(50,544)	(70,737)	74,644	507,965	511,872	461,328
Invesco VI Comstock	222,273	162,954	59,319	504,311	486,952	558,568	1,549,831	1,609,150
Invesco VI International Growth	47,374	56,131	(8,757)	72,815	—	643,028	715,843	707,086
Invesco VI Mid Cap Growth	—	2,853	(2,853)	990	15,315	17,746	34,051	31,198
Templeton Foreign VIP Fund	309,007	169,844	139,163	(12,234)	—	1,391,723	1,379,489	1,518,652
Templeton Global Bond VIP Fund	—	76,251	(76,251)	(15,933)	16,325	93,187	93,579	17,328
Templeton Growth VIP Fund	56,149	48,067	8,082	105,810	—	430,619	536,429	544,511
MS VIF Emerging Markets Debt	91,418	25,672	65,746	(12,266)	—	77,460	65,194	130,940
MS VIF Emerging Markets Equity	21,169	48,453	(27,284)	60,852	—	929,859	990,711	963,427
MS VIF U.S. Real Estate	56,165	66,316	(10,151)	296,362	—	(235,395)	60,967	50,816
Non-Affiliated Class 3:
BlackRock Capital Appreciation VI	—	93,610	(93,610)	68,002	762,121	897,503	1,727,626	1,634,016
BlackRock Global Allocation VI	24,951	26,387	(1,436)	(2,059)	23,319	212,806	234,066	232,630
BlackRock High Yield VI	7,995	2,340	5,655	354	—	2,397	2,751	8,406
BlackRock Total Return VI	16,323	10,912	5,411	(421)	—	4,890	4,469	9,880
TOPS Managed Risk Moderate Growth ETF	64,391	60,143	4,248	31,921	—	423,374	455,295	459,543
Non-Affiliated Class 4:
American Funds Bond	20,080	13,524	6,556	(275)	11,927	(6,488)	5,164	11,720

5

Separate Account I
of
Integrity Life Insurance Company

Statement of Operations (continued)

Year Ended December 31, 2017

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses
Subaccount	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Non-Affiliated Class 4 (continued):
American Funds Capital Income Builder	$14,302	$7,976	$6,326	$6,141	$—	$41,841	$47,982	$54,308
American Funds Global Growth	68,460	174,937	(106,477)	77,407	348,264	2,594,425	3,020,096	2,913,619
American Funds Growth	17,487	55,072	(37,585)	15,924	339,519	463,477	818,920	781,335
American Funds Growth-Income	233,145	263,251	(30,106)	83,467	1,107,079	2,061,764	3,252,310	3,222,204
American Funds New World	7,139	11,836	(4,697)	74,190	—	111,796	185,986	181,289
Non-Affiliated Class A:
Deutsche Small Cap Index VIP	4,754	6,697	(1,943)	95,695	18,408	(55,796)	58,307	56,364
Non-Affiliated Class B:
Deutsche Small Cap Index VIP	8,530	22,051	(13,521)	148,095	45,282	(26,685)	166,692	153,171
Advisor Class:
Pimco VIT All Asset	77,565	25,776	51,789	6,769	—	138,085	144,854	196,643
Pimco VIT Foreign Bond	1,909	413	1,496	2	—	(1,022)	(1,020)	476
Pimco VIT Commodity Real Return Strategy	276,034	37,415	238,619	(221,685)	—	(8,825)	(230,510)	8,109
Pimco VIT Long Term Government	7,747	5,331	2,416	(22,960)	—	45,770	22,810	25,226
Pimco VIT Low Duration	119,192	133,095	(13,903)	32,311	—	16,035	48,346	34,443
Pimco VIT Real Return	29,965	17,959	12,006	(14,281)	—	29,664	15,383	27,389
Pimco VIT Total Return	800,726	624,936	175,790	(242,211)	—	1,391,091	1,148,880	1,324,670
Investor Class:
Guggenheim VT Global Managed Futures Strategy	8,472	9,144	(672)	(30,368)	—	71,854	41,486	40,814
Guggenheim VT Multi Hedge Strategies	—	5,976	(5,976)	8,469	—	5,978	14,447	8,471
Guggenheim VT Long Short Equity	1,055	3,956	(2,901)	6,759	—	34,017	40,776	37,875
ETF Shares:
iShares Core S&P 500 ETF	1,449,875	1,934,969	(485,094)	3,929,711	—	9,659,914	13,589,625	13,104,531
iShares Core S&P Mid-Cap ETF	284,045	556,626	(272,581)	1,068,783	—	2,030,814	3,099,597	2,827,016
iShares Core S&P Small-Cap ETF	149,195	289,642	(140,447)	682,850	—	646,691	1,329,541	1,189,094
iShares Core US Aggregate Bond ETF	34,929	39,013	(4,084)	28,404	—	(10,310)	18,094	14,010
iShares iBoxx $ High Yield Corporate Bond ETF	36,365	15,679	20,686	9,795	—	(5,272)	4,523	25,209
iShares Intermediate Credit Bond ETF	33,514	36,325	(2,811)	18,306	—	(5,904)	12,402	9,591
iShares International Treasury Bond ETF	19,944	257,185	(237,241)	(8,995)	—	1,080,299	1,071,304	834,063
iShares S&P 500 Growth ETF	114,816	202,608	(87,792)	604,629	—	1,202,146	1,806,775	1,718,983
iShares S&P 500 Value ETF	83,003	89,025	(6,022)	167,542	—	277,124	444,666	438,644
iShares TIPS Bond ETF	4,621	5,198	(577)	(59)	—	1,800	1,741	1,164
Vanguard Developed Markets Index ETF	326,909	279,410	47,499	425,491	—	1,801,494	2,226,985	2,274,484
Vanguard Dividend Appreciation Index ETF	48,493	59,902	(11,409)	163,860	—	269,363	433,223	421,814
Vanguard Emerging Markets Stock Index ETF	15,838	15,876	(38)	17,749	—	134,818	152,567	152,529
Vanguard Intermediate-Term Corporate Bond Index ETF	7,007	5,088	1,919	8,065	—	(3,986)	4,079	5,998
Vanguard Large-Cap Index ETF	30,894	39,927	(9,033)	107,473	—	184,078	291,551	282,518
Vanguard Mega Cap Index ETF	3,342	4,078	(736)	23,821	—	7,083	30,904	30,168
Vanguard Real Estate Index ETF	30,062	16,706	13,356	33,301	—	(29,870)	3,431	16,787
Vanguard Short-Term Bond Index ETF	6,669	10,860	(4,191)	4,014	11	(6,164)	(2,139)	(6,330)
Vanguard Total Bond Market Index ETF	1,868,992	1,894,768	(25,776)	277,147	36,154	392,351	705,652	679,876

6

Separate Account I
of
Integrity Life Insurance Company

Statement of Changes in Net Assets

For the Year Ended December 31, 2017

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Increase (decrease) in units
Affiliated:
Touchstone Active Bond	$147,012	$22,690	$76,646	$246,348	$2,115,168	$(1,644,698)	$861,623	$(82,053)	$1,250,040	$1,496,388	$11,371,341	$12,867,729	309,877	(208,039)	101,838
Touchstone Aggressive ETF	43,138	752,522	1,114,961	1,910,621	602,988	(1,286,669)	(227,206)	(27,958)	(938,845)	971,776	12,685,971	13,657,747	46,766	(95,607)	(48,841)
Touchstone Conservative ETF	55,359	1,303,075	(522,756)	835,678	337,457	(1,529,162)	346,642	(44,137)	(889,200)	(53,522)	9,708,969	9,655,447	218,378	(275,477)	(57,099)
Touchstone Focused	(258,571)	(71,913)	3,664,264	3,333,780	994,107	(3,562,368)	(1,457,747)	(64,345)	(4,090,353)	(756,573)	29,799,574	29,043,001	48,703	(215,313)	(166,610)
Touchstone Large Cap Core Equity	(148,450)	929,746	2,541,232	3,322,528	411,798	(2,298,599)	(1,356,056)	(33,743)	(3,276,600)	45,928	18,708,882	18,754,810	117,426	(309,186)	(191,760)
Touchstone Moderate ETF	71,864	2,501,827	(1,171,914)	1,401,777	513,314	(2,215,709)	(149,654)	(38,909)	(1,890,958)	(489,181)	12,709,830	12,220,649	58,191	(171,890)	(113,699)
Non-Affiliated Initial Class:
Fidelity VIP Balanced	2,314	125,733	215,824	343,871	—	(290,464)	(23,943)	(998)	(315,405)	28,466	2,490,409	2,518,875	1	(17,565)	(17,564)
Fidelity VIP Overseas	1,204	(40,701)	552,861	513,364	—	(243,198)	(3,282)	(1,592)	(248,072)	265,292	1,908,737	2,174,029	2	(9,017)	(9,015)
Fidelity VIP Equity Income	34,762	284,120	782,536	1,101,418	132,015	(1,082,819)	109,995	(3,402)	(844,211)	257,207	10,074,918	10,332,125	5,155	(18,593)	(13,438)
Fidelity VIP Growth	(77,530)	1,058,258	939,456	1,920,184	—	(936,424)	(11,563)	(2,565)	(950,552)	969,632	5,965,146	6,934,778	2	(7,781)	(7,779)
Fidelity VIP High Income	44,239	64,850	(52,930)	56,159	2,752	(251,231)	(14,044)	(443)	(262,966)	(206,807)	1,324,339	1,117,532	15,458	(25,034)	(9,576)
Fidelity VIP Asset Manager	17,451	411,264	(10,839)	417,876	126,808	(430,651)	20,005	(2,012)	(285,850)	132,026	3,456,360	3,588,386	1,226	(6,597)	(5,371)
Fidelity VIP Contrafund	(54,805)	1,399,493	1,398,171	2,742,859	88,540	(1,317,238)	(13,131)	(5,505)	(1,247,334)	1,495,525	14,043,909	15,539,434	4,759	(32,564)	(27,805)
Fidelity VIP Index 500	23,551	434,934	650,712	1,109,197	—	(831,805)	(3,685)	(2,671)	(838,161)	271,036	5,878,829	6,149,865	6	(27,872)	(27,866)
Fidelity VIP Investment Grade Bond	35,979	62,763	8,024	106,766	—	(645,474)	(126,272)	(2,190)	(773,936)	(667,170)	4,085,311	3,418,141	4	(46,969)	(46,965)
Fidelity VIP Government Money Market	(75,056)	—	3	(75,053)	353,282	(4,634,086)	(1,210,776)	(7,376)	(5,498,956)	(5,574,009)	13,563,880	7,989,871	534,472	(1,098,121)	(563,649)
Non-Affiliated Service Class:
Fidelity VIP Equity Income	656	5,698	31,093	37,447	672	(5,136)	2	(78)	(4,540)	32,907	338,181	371,088	33	(261)	(228)
Fidelity VIP Growth	(8,344)	109,343	86,373	187,372	—	(29,540)	(89,651)	(390)	(119,581)	67,791	627,361	695,152	2	(6,677)	(6,675)
Fidelity VIP High Income	11,880	3,005	(5,493)	9,392	—	(14,603)	14,113	(77)	(567)	8,825	281,852	290,677	11,797	(12,213)	(416)
Fidelity VIP Asset Manager	(59)	2,146	(788)	1,299	—	(11,332)	(80)	(21)	(11,433)	(10,134)	13,821	3,687	—	(674)	(674)
Fidelity VIP Contrafund	(5,067)	80,191	111,503	186,627	1,770	(9,509)	81,946	(225)	73,982	260,609	948,410	1,209,019	4,451	(2,103)	2,348
Fidelity VIP Balanced	(59)	4,084	14,107	18,132	—	(1,405)	3	(65)	(1,467)	16,665	124,981	141,646	—	(75)	(75)
Fidelity VIP Mid Cap	(29,248)	316,229	364,852	651,833	—	(569,829)	(10)	(1,340)	(571,179)	80,654	3,692,162	3,772,816	1	(9,227)	(9,226)
Fidelity VIP Overseas	(33)	(2)	8,129	8,094	—	(455)	1	—	(454)	7,640	29,086	36,726	—	(33)	(33)
Non-Affiliated Service Class 2:
Fidelity VIP Asset Manager	3,597	176,267	7,655	187,519	11,300	(83,461)	11,886	(3,551)	(63,826)	123,693	1,560,427	1,684,120	5,016	(9,047)	(4,031)
Fidelity VIP Balanced	(6,884)	264,634	615,110	872,860	142,707	(678,865)	171,996	(12,642)	(376,804)	496,056	6,166,609	6,662,665	24,380	(43,701)	(19,321)
Fidelity VIP Contrafund	(239,288)	3,665,714	3,061,579	6,488,005	1,940,147	(4,324,301)	699,896	(135,872)	(1,820,130)	4,667,875	33,798,607	38,466,482	200,445	(268,843)	(68,398)
Fidelity VIP Disciplined Small Cap	(18,347)	169,108	(41,234)	109,527	400,035	(191,137)	(365,302)	(9,491)	(165,895)	(56,368)	2,282,869	2,226,501	36,322	(47,242)	(10,920)
Fidelity VIP Equity Income	2,944	192,830	344,085	539,859	263,895	(768,497)	18,834	(17,246)	(503,014)	36,845	5,105,277	5,142,122	59,726	(82,291)	(22,565)
Fidelity VIP Freedom 2010	(2,048)	68,496	5,404	71,852	—	(259,555)	1,359	(4,650)	(262,846)	(190,994)	825,727	634,733	403	(20,116)	(19,713)
Fidelity VIP Freedom 2015	(5,591)	60,740	142,100	197,249	50,540	(200,773)	(144,227)	(10,874)	(305,334)	(108,085)	1,628,676	1,520,591	1,333	(23,554)	(22,221)
Fidelity VIP Freedom 2020	(11,070)	227,479	460,796	677,205	41,865	(286,865)	(37,552)	(30,811)	(313,363)	363,842	4,812,753	5,176,595	6,576	(30,234)	(23,658)
Fidelity VIP Freedom 2025	(9,926)	203,498	441,156	634,728	194,388	(201,693)	98,439	(33,212)	57,922	692,650	3,992,910	4,685,560	24,589	(20,780)	3,809
Fidelity VIP Freedom 2030	(1,736)	36,065	63,456	97,785	46,063	(26,209)	83	(229)	19,708	117,493	511,098	628,591	3,162	(1,888)	1,274
Fidelity VIP Growth	(103,193)	697,640	1,408,486	2,002,933	1,445,702	(711,782)	961,189	(26,545)	1,668,564	3,671,497	5,398,016	9,069,513	177,088	(88,848)	88,240
Fidelity VIP High Income	516,839	(390,423)	271,723	398,139	233,623	(2,391,604)	(1,789,427)	(9,061)	(3,956,469)	(3,558,330)	16,686,409	13,128,079	630,787	(849,445)	(218,658)
Fidelity VIP Index 500	47,635	1,760,183	5,091,959	6,899,777	2,756,103	(3,952,696)	(299,555)	(96,446)	(1,592,594)	5,307,183	35,504,674	40,811,857	204,024	(288,554)	(84,530)
Fidelity VIP Investment Grade Bond	253,135	32,437	484,349	769,921	5,597,727	(3,762,910)	1,208,975	(203,749)	2,840,043	3,609,964	29,581,915	33,191,879	518,884	(283,822)	235,062
Fidelity VIP Mid Cap	(83,708)	570,656	1,135,130	1,622,078	376,980	(1,534,346)	260,582	(15,990)	(912,774)	709,304	9,185,253	9,894,557	74,016	(104,585)	(30,569)
Fidelity VIP Overseas	(8,699)	117,981	747,849	857,131	91,777	(545,517)	70,440	(8,424)	(391,724)	465,407	3,209,049	3,674,456	78,333	(114,865)	(36,532)
Fidelity VIP Target Volatility	(9,482)	214,584	211,464	416,566	184,985	(173,822)	192,875	(36,055)	167,983	584,549	2,758,368	3,342,917	39,882	(25,175)	14,707
Non-Affiliated Class 1:
Columbia VIT Mid Cap Value	(25,358)	93,018	126,701	194,361	88,029	(122,040)	(364,234)	(3,056)	(401,301)	(206,940)	1,870,404	1,663,464	11,789	(36,902)	(25,113)
Franklin Growth & Income VIP Fund	93,804	152,713	23,044	269,561	—	(150,948)	5	(1,259)	(152,202)	117,359	1,922,506	2,039,865	—	(6,303)	(6,303)
Franklin Income VIP Fund	155,771	181,137	103,071	439,979	49,178	(600,606)	(59,736)	(1,467)	(612,631)	(172,652)	5,458,035	5,285,383	79	(24,200)	(24,121)
JPMorgan IT Mid Cap Value	(4,380)	60,767	30,047	86,434	—	(34,277)	(1)	(1,020)	(35,298)	51,136	727,477	778,613	2	(1,104)	(1,102)
MS VIF Emerging Markets Debt	19,350	(3,992)	27,834	43,192	60	(87,198)	(22,694)	(421)	(110,253)	(67,061)	563,165	496,104	36	(4,058)	(4,022)
MS VIF U.S. Real Estate	1,501	129,401	(104,875)	26,027	273	(276,224)	(100,125)	(1,543)	(377,619)	(351,592)	2,265,360	1,913,768	1,241	(10,181)	(8,940)
Non-Affiliated Class 2:
American Funds Managed Risk Asset Allocation	(35,067)	65,981	536,214	567,128	500,872	(280,208)	373,319	(42,022)	551,961	1,119,089	3,979,399	5,098,488	87,837	(38,369)	49,468
Columbia VIT Small Cap Value	(42,815)	252,571	229,282	439,038	192,837	(299,163)	770,056	(18,407)	645,323	1,084,361	3,324,589	4,408,950	59,450	(36,083)	23,367

7

Separate Account I
of
Integrity Life Insurance Company

Statement of Changes in Net Assets (continued)

For the Year Ended December 31, 2017

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Increase (decrease) in units
Non-Affiliated Class 2 (continued):
Franklin Growth & Income VIP Fund	$340,878	$822,597	$(133,719)	$1,029,756	$420,893	$(1,136,959)	$125,244	$(17,205)	$(608,027)	$421,729	$7,579,003	$8,000,732	41,153	(62,140)	(20,987)
Franklin Income VIP Fund	629,909	123,716	1,036,718	1,790,343	827,363	(1,454,880)	558,845	(28,541)	(97,213)	1,693,130	21,781,291	23,474,421	117,916	(88,934)	28,982
Franklin Large Cap Growth VIP Fund	(38,965)	395,368	607,128	963,531	312,268	(708,821)	754,257	(19,785)	337,919	1,301,450	3,823,839	5,125,289	79,152	(57,689)	21,463
Franklin Mutual Shares VIP Fund	169,425	1,142,531	57,875	1,369,831	2,319,996	(1,826,970)	172,178	(103,205)	561,999	1,931,830	19,923,588	21,855,418	180,732	(130,432)	50,300
Franklin Small Cap Value VIP Fund	(16,616)	66,208	98,557	148,149	93,874	(394,336)	(122,325)	(6,057)	(428,844)	(280,695)	1,946,100	1,665,405	14,878	(40,549)	(25,671)
Invesco VI American Franchise	(30,281)	247,679	194,577	411,975	256,102	(348,276)	1,080,581	(8,161)	980,246	1,392,221	1,574,154	2,966,375	64,935	(15,388)	49,547
Invesco VI American Value	(50,544)	3,907	507,965	461,328	2,190,038	(616,477)	(141,481)	(40,131)	1,391,949	1,853,277	4,670,443	6,523,720	183,113	(102,034)	81,079
Invesco VI Comstock	59,319	991,263	558,568	1,609,150	1,518,457	(1,214,917)	(1,112,852)	(67,252)	(876,564)	732,586	10,343,541	11,076,127	147,965	(194,050)	(46,085)
Invesco VI International Growth	(8,757)	72,815	643,028	707,086	825,395	(409,142)	(175,564)	(26,739)	213,950	921,036	3,261,827	4,182,863	81,435	(62,438)	18,997
Invesco VI Mid Cap Growth	(2,853)	16,305	17,746	31,198	151,978	(6,446)	(5,137)	(1,337)	139,058	170,256	94,364	264,620	14,862	(2,722)	12,140
Templeton Foreign VIP Fund	139,163	(12,234)	1,391,723	1,518,652	1,401,136	(1,129,408)	2,711,332	(44,030)	2,939,030	4,457,682	8,350,469	12,808,151	420,038	(114,943)	305,095
Templeton Global Bond VIP Fund	(76,251)	392	93,187	17,328	294,995	(462,410)	261,410	(3,737)	90,258	107,586	4,910,556	5,018,142	56,969	(47,553)	9,416
Templeton Growth VIP Fund	8,082	105,810	430,619	544,511	14,937	(469,929)	(365,858)	(3,661)	(824,511)	(280,000)	3,603,581	3,323,581	4,509	(64,115)	(59,606)
MS VIF Emerging Markets Debt	65,746	(12,266)	77,460	130,940	3,213	(168,099)	(23,698)	(3,027)	(191,611)	(60,671)	1,743,395	1,682,724	3,579	(15,842)	(12,263)
MS VIF Emerging Markets Equity	(27,284)	60,852	929,859	963,427	67,556	(756,376)	(200,026)	(7,667)	(896,513)	66,914	3,722,159	3,789,073	41,830	(117,672)	(75,842)
MS VIF U.S. Real Estate	(10,151)	296,362	(235,395)	50,816	526,415	(886,045)	(312,164)	(20,460)	(692,254)	(641,438)	5,089,693	4,448,255	67,520	(110,291)	(42,771)
Non-Affiliated Class 3:
BlackRock Capital Appreciation VI	(93,610)	830,123	897,503	1,634,016	2,411,943	(318,318)	(427,492)	(47,393)	1,618,740	3,252,756	5,105,977	8,358,733	152,418	(59,074)	93,344
BlackRock Global Allocation VI	(1,436)	21,260	212,806	232,630	10,140	(96,933)	(141,270)	(2,110)	(230,173)	2,457	2,027,860	2,030,317	7,972	(27,719)	(19,747)
BlackRock High Yield VI	5,655	354	2,397	8,406	118,098	(4,223)	53,078	(533)	166,420	174,826	32,898	207,724	17,096	(1,663)	15,433
BlackRock Total Return VI	5,411	(421)	4,890	9,880	310,068	(1,666)	232,242	(5,815)	534,829	544,709	310,806	855,515	54,789	(887)	53,902
TOPS Managed Risk Moderate Growth ETF	4,248	31,921	423,374	459,543	639,126	(482,348)	112,605	(40,020)	229,363	688,906	3,579,679	4,268,585	60,761	(39,005)	21,756
Non-Affiliated Class 4:
American Funds Bond	6,556	11,652	(6,488)	11,720	446,419	(6,744)	101,554	(6,244)	534,985	546,705	580,357	1,127,062	54,957	(1,242)	53,715
American Funds Capital Income Builder	6,326	6,141	41,841	54,308	149,184	(57,187)	89,181	(2,698)	178,480	232,788	407,633	640,421	31,794	(14,069)	17,725
American Funds Global Growth	(106,477)	425,671	2,594,425	2,913,619	433,818	(1,154,221)	819,153	(3,306)	95,444	3,009,063	10,011,228	13,020,291	121,656	(115,519)	6,137
American Funds Growth	(37,585)	355,443	463,477	781,335	777,115	(240,097)	1,130,311	(2,882)	1,664,447	2,445,782	2,396,547	4,842,329	135,238	(20,210)	115,028
American Funds Growth-Income	(30,106)	1,190,546	2,061,764	3,222,204	1,355,876	(1,568,557)	645,188	(14,816)	417,691	3,639,895	15,817,794	19,457,689	214,499	(185,528)	28,971
American Funds New World	(4,697)	74,190	111,796	181,289	335,335	(20,904)	150,797	(2,252)	462,976	644,265	365,012	1,009,277	82,245	(35,811)	46,434
Non-Affiliated Class A:
Deutsche Small Cap Index VIP	(1,943)	114,103	(55,796)	56,364	—	(76,177)	(44,757)	(200)	(121,134)	(64,770)	539,784	475,014	3,642	(8,011)	(4,369)
Non-Affiliated Class B:
Deutsche Small Cap Index VIP	(13,521)	193,377	(26,685)	153,171	184,793	(478,188)	237,865	(2,080)	(57,610)	95,561	1,613,200	1,708,761	59,535	(61,081)	(1,546)
Advisor Class:
Pimco VIT All Asset	51,789	6,769	138,085	196,643	35,620	(196,532)	(137,138)	(1,686)	(299,736)	(103,093)	1,846,770	1,743,677	5,238	(28,826)	(23,588)
Pimco VIT Foreign Bond	1,496	2	(1,022)	476	—	—	29,268	(27)	29,241	29,717	12,413	42,130	2,863	(26)	2,837
Pimco VIT Commodity Real Return Strategy	238,619	(221,685)	(8,825)	8,109	226,258	(243,406)	118,299	(15,097)	86,054	94,163	2,426,197	2,520,360	114,346	(95,165)	19,181
Pimco VIT Long Term Government	2,416	(22,960)	45,770	25,226	273	(21,844)	(93,122)	(450)	(115,143)	(89,917)	443,273	353,356	7,848	(19,406)	(11,558)
Pimco VIT Low Duration	(13,903)	32,311	16,035	34,443	557,238	(1,157,957)	(404,833)	(16,475)	(1,022,027)	(987,584)	5,412,907	4,425,323	1,123,911	(1,213,048)	(89,137)
Pimco VIT Real Return	12,006	(14,281)	29,664	27,389	141,363	(86,201)	10,912	(1,224)	64,850	92,239	1,218,185	1,310,424	16,794	(11,367)	5,427
Pimco VIT Total Return	175,790	(242,211)	1,391,091	1,324,670	4,944,623	(4,234,899)	1,402,652	(277,630)	1,834,746	3,159,416	39,440,906	42,600,322	461,512	(324,962)	136,550
Investor Class:
Guggenheim VT Global Managed Futures Strategy	(672)	(30,368)	71,854	40,814	3,247	(59,971)	(10,012)	(4,164)	(70,900)	(30,086)	617,127	587,041	3,600	(14,898)	(11,298)
Guggenheim VT Multi Hedge Strategies	(5,976)	8,469	5,978	8,471	1,677	(113,257)	16,784	(1,561)	(96,357)	(87,886)	467,049	379,163	1,940	(12,849)	(10,909)
Guggenheim VT Long Short Equity	(2,901)	6,759	34,017	37,875	960	(40,983)	8,677	(447)	(31,793)	6,082	305,796	311,878	1,075	(4,142)	(3,067)
ETF Shares:
iShares Core S&P 500 ETF	(485,094)	3,929,711	9,659,914	13,104,531	7,993,735	(4,861,605)	(3,884,408)	—	(752,278)	12,352,253	70,449,421	82,801,674	127,819	(143,310)	(15,491)
iShares Core S&P Mid-Cap ETF	(272,581)	1,068,783	2,030,814	2,827,016	2,359,945	(1,357,010)	(556,096)	—	446,839	3,273,855	20,710,978	23,984,833	52,994	(43,230)	9,764
iShares Core S&P Small-Cap ETF	(140,447)	682,850	646,691	1,189,094	1,241,084	(724,812)	(327,195)	—	189,077	1,378,171	11,058,558	12,436,729	31,489	(27,178)	4,311
iShares Core US Aggregate Bond ETF	(4,084)	28,404	(10,310)	14,010	69,948	(191,067)	29,664	—	(91,455)	(77,445)	1,516,959	1,439,514	7,584	(11,286)	(3,702)
iShares iBoxx $ High Yield Corporate Bond ETF	20,686	9,795	(5,272)	25,209	134,678	(59,424)	17,154	—	92,408	117,617	639,493	757,110	4,906	(1,968)	2,938
iShares Intermediate Credit Bond ETF	(2,811)	18,306	(5,904)	9,591	74,003	(116,023)	208,436	—	166,416	176,007	1,172,539	1,348,546	11,115	(4,536)	6,579
iShares International Treasury Bond ETF	(237,241)	(8,995)	1,080,299	834,063	1,089,733	(628,412)	773,416	—	1,234,737	2,068,800	8,919,142	10,987,942	84,939	(28,729)	56,210
iShares S&P 500 Growth ETF	(87,792)	604,629	1,202,146	1,718,983	765,155	(484,018)	(613,455)	—	(332,318)	1,386,665	7,232,956	8,619,621	16,673	(23,229)	(6,556)
iShares S&P 500 Value ETF	(6,022)	167,542	277,124	438,644	453,107	(248,450)	31,011	—	235,668	674,312	3,299,280	3,973,592	13,821	(8,576)	5,245
iShares TIPS Bond ETF	(577)	(59)	1,800	1,164	7,319	(19,203)	12,244	—	360	1,524	217,915	219,439	916	(904)	12
Vanguard Developed Markets Index ETF	47,499	425,491	1,801,494	2,274,484	1,123,384	(699,023)	(797,975)	—	(373,614)	1,900,870	9,938,367	11,839,237	26,187	(38,286)	(12,099)
Vanguard Dividend Appreciation Index ETF	(11,409)	163,860	269,363	421,814	87,682	(246,792)	(91,278)	—	(250,388)	171,426	2,269,522	2,440,948	2,783	(8,494)	(5,711)
Vanguard Emerging Markets Stock Index ETF	(38)	17,749	134,818	152,529	74,314	(70,664)	(48,127)	—	(44,477)	108,052	547,054	655,106	4,996	(6,766)	(1,770)

8

Separate Account I
of
Integrity Life Insurance Company

Statement of Changes in Net Assets (continued)

For the Year Ended December 31, 2017

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Increase (decrease) in units
ETF Shares (continued):
Vanguard Intermediate-Term Corporate Bond Index ETF	$1,919	$8,065	$(3,986)	$5,998	$50,962	$(42,350)	$18,451	$—	$27,063	$33,061	$203,093	$236,154	2,506	(1,536)	970
Vanguard Large-Cap Index ETF	(9,033)	107,473	184,078	282,518	191,811	(117,839)	(61,553)	—	12,419	294,937	1,449,715	1,744,652	4,658	(4,387)	271
Vanguard Mega Cap Index ETF	(736)	23,821	7,083	30,168	—	(20,431)	(9,015)	—	(29,446)	722	155,243	155,965	715	(1,286)	(571)
Vanguard Real Estate Index ETF	13,356	33,301	(29,870)	16,787	79,258	(60,030)	15,772	—	35,000	51,787	681,655	733,442	2,950	(2,127)	823
Vanguard Short-Term Bond Index ETF	(4,191)	4,025	(6,164)	(6,330)	10,352	(88,042)	29,642	—	(48,048)	(54,378)	420,845	366,467	3,486	(5,565)	(2,079)
Vanguard Total Bond Market Index ETF	(25,776)	313,301	392,351	679,876	7,889,257	(4,703,913)	8,509,180	—	11,694,524	12,374,400	67,945,953	80,320,353	581,076	(107,085)	473,991

9

Separate Account I
of
Integrity Life Insurance Company

Statement of Changes in Net Assets

For the Year Ended December 31, 2016

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Increase (decrease) in units
Affiliated
Touchstone Active Bond	$82,187	$(64,624)	$401,545	$419,108	$2,165,063	$(1,390,511)	$800,870	$(44,659)	$1,530,763	$1,949,871	$9,421,470	$11,371,341	244,953	(122,326)	122,627
Touchstone Aggressive ETF	(12,252)	767,347	47,232	802,327	342,172	(2,280,395)	(56,846)	(21,796)	(2,016,865)	(1,214,538)	13,900,509	12,685,971	20,677	(140,524)	(119,847)
Touchstone Conservative ETF	(42,100)	148,224	330,031	436,155	679,579	(1,107,499)	(1,354,152)	(42,402)	(1,824,474)	(1,388,319)	11,097,288	9,708,969	260,877	(385,797)	(124,920)
Touchstone Focused	(418,821)	6,096,108	(2,658,970)	3,018,317	847,722	(3,877,330)	(210,648)	(42,729)	(3,282,985)	(264,668)	30,064,242	29,799,574	196,151	(316,666)	(120,515)
Touchstone Large Cap Core Equity	(74,772)	2,377,010	(1,311,884)	990,354	463,932	(2,757,097)	3,704,513	(25,114)	1,386,234	2,376,588	16,332,294	18,708,882	812,498	(694,373)	118,125
Touchstone Moderate ETF	20,698	1,360,785	(707,293)	674,190	219,402	(1,773,240)	(263,543)	(34,353)	(1,851,734)	(1,177,544)	13,887,374	12,709,830	35,982	(160,951)	(124,969)
Non-Affiliated Initial Class
Fidelity VIP Balanced	(847)	87,558	49,850	136,561	—	(214,486)	(22,306)	(1,176)	(237,968)	(101,407)	2,591,816	2,490,409	1	(13,950)	(13,949)
Fidelity VIP Overseas	1,591	(34,529)	(102,453)	(135,391)	—	(91,877)	(28,081)	(1,505)	(121,463)	(256,854)	2,165,591	1,908,737	3	(7,290)	(7,287)
Fidelity VIP Equity-Income	83,160	356,315	1,082,742	1,522,217	139,972	(1,338,279)	(90,837)	(3,786)	(1,292,930)	229,287	9,845,631	10,074,918	2,669	(32,920)	(30,251)
Fidelity VIP Growth	(80,221)	917,747	(892,372)	(54,846)	—	(524,707)	(65,322)	(2,846)	(592,875)	(647,721)	6,612,867	5,965,146	1	(6,223)	(6,222)
Fidelity VIP High Income	51,206	(96,550)	212,408	167,064	62,990	(442,343)	128,308	(508)	(251,553)	(84,489)	1,408,828	1,324,339	52,785	(62,487)	(9,702)
Fidelity VIP II Asset Manager	649	201,512	(142,305)	59,856	—	(494,015)	(50,497)	(2,207)	(546,719)	(486,863)	3,943,223	3,456,360	1	(11,060)	(11,059)
Fidelity VIP II Contrafund	(86,008)	1,988,302	(1,036,600)	865,694	256,365	(2,223,300)	(586,683)	(6,307)	(2,559,925)	(1,694,231)	15,738,140	14,043,909	5,924	(59,151)	(53,227)
Fidelity VIP II Index 500	1,019	388,116	195,177	584,312	—	(964,094)	(93,607)	(3,134)	(1,060,835)	(476,523)	6,355,352	5,878,829	5	(46,554)	(46,549)
Fidelity VIP II Investment Grade Bond	42,011	22,840	86,663	151,514	—	(611,978)	(17,038)	(2,251)	(631,267)	(479,753)	4,565,064	4,085,311	306	(41,149)	(40,843)
Fidelity VIP Government Money Market	(262,357)	—	—	(262,357)	4,138,824	(7,105,319)	(6,383,579)	(7,995)	(9,358,069)	(9,620,426)	23,184,306	13,563,880	1,992,467	(2,947,980)	(955,513)
Non-Affiliated Service Class
Fidelity VIP Equity-Income	2,443	14,450	31,268	48,161	672	(16,824)	—	(94)	(16,246)	31,915	306,266	338,181	36	(951)	(915)
Fidelity VIP Growth	(8,914)	83,413	(79,137)	(4,638)	—	(39,094)	—	(455)	(39,549)	(44,187)	671,548	627,361	—	(2,519)	(2,519)
Fidelity VIP High Income	11,381	(7,561)	22,239	26,059	—	(14,537)	65,585	(48)	51,000	77,059	204,793	281,852	27,514	(24,192)	3,322
Fidelity VIP II Asset Manager	(4)	634	(410)	220	—	(183)	226	(22)	21	241	13,580	13,821	16	(14)	2
Fidelity VIP II Contrafund	(7,276)	215,446	(152,563)	55,607	1,780	(40,210)	(167,981)	(259)	(206,670)	(151,063)	1,099,473	948,410	3,831	(12,610)	(8,779)
Fidelity VIP III Balanced	(216)	3,354	3,526	6,664	—	(1,941)	—	(74)	(2,015)	4,649	120,332	124,981	1	(116)	(115)
Fidelity VIP III Mid Cap	(39,918)	371,334	32,094	363,510	—	(866,733)	(141,379)	(1,540)	(1,009,652)	(646,142)	4,338,304	3,692,162	214	(19,633)	(19,419)
Fidelity VIP Overseas	(22)	(78)	(1,973)	(2,073)	—	(461)	—	—	(461)	(2,534)	31,620	29,086	—	(35)	(35)
Non-Affiliated Service Class 2
Fidelity VIP Asset Manager	(1,558)	59,047	(36,264)	21,225	12,400	(93,141)	45,095	(2,904)	(38,550)	(17,325)	1,577,752	1,560,427	4,769	(7,442)	(2,673)
Fidelity VIP Balanced	(13,086)	232,507	111,228	330,649	105,343	(727,445)	56,610	(9,646)	(575,138)	(244,489)	6,411,098	6,166,609	26,547	(59,136)	(32,589)
Fidelity VIP Contrafund	(277,954)	4,202,019	(1,886,239)	2,037,826	2,056,145	(3,999,991)	(972,875)	(98,687)	(3,015,408)	(977,582)	34,776,189	33,798,607	207,092	(336,551)	(129,459)
Fidelity VIP Disciplined Small Cap	(11,833)	90,398	269,686	348,251	419,798	(134,121)	442,607	(4,068)	724,216	1,072,467	1,210,402	2,282,869	76,652	(25,522)	51,130
Fidelity VIP Equity-Income	36,434	225,578	473,758	735,770	251,031	(704,309)	126,106	(13,200)	(340,372)	395,398	4,709,879	5,105,277	62,901	(80,226)	(17,325)
Fidelity VIP Freedom 2010	(1,959)	39,196	(7,633)	29,604	21,920	(75,249)	(43,019)	(4,030)	(100,378)	(70,774)	896,501	825,727	2,405	(10,495)	(8,090)
Fidelity VIP Freedom 2015	(8,308)	63,331	5,429	60,452	12,000	(493,914)	(273,683)	(7,003)	(762,600)	(702,148)	2,330,824	1,628,676	29,858	(89,824)	(59,966)
Fidelity VIP Freedom 2020	(24,055)	452,050	(200,870)	227,125	93,211	(993,646)	255,447	(28,906)	(673,894)	(446,769)	5,259,522	4,812,753	73,496	(127,300)	(53,804)
Fidelity VIP Freedom 2025	(5,144)	247,147	(79,853)	162,150	412,816	(438,504)	169,712	(26,590)	117,434	279,584	3,713,326	3,992,910	65,706	(57,584)	8,122
Fidelity VIP Freedom 2030	(1,280)	30,770	(4,498)	24,992	37,443	(23,529)	(10,192)	(288)	3,434	28,426	482,672	511,098	3,183	(2,689)	494
Fidelity VIP Growth	(72,713)	526,135	(471,785)	(18,363)	990,151	(603,088)	112,861	(12,132)	487,792	469,429	4,928,587	5,398,016	97,208	(64,222)	32,986
Fidelity VIP High Income	638,241	96,936	1,043,588	1,778,765	268,536	(3,341,864)	4,807,653	(5,347)	1,728,978	3,507,743	13,178,666	16,686,409	1,739,059	(1,668,984)	70,075
Fidelity VIP Index 500	(22,117)	1,500,429	1,771,642	3,249,954	2,658,098	(2,962,661)	498,803	(57,149)	137,091	3,387,045	32,117,629	35,504,674	297,293	(280,234)	17,059
Fidelity VIP Investment Grade Bond	266,777	(47,694)	440,133	659,216	5,744,090	(2,473,227)	2,170,497	(118,336)	5,323,024	5,982,240	23,599,675	29,581,915	623,618	(210,583)	413,035
Fidelity VIP Mid Cap	(97,741)	497,173	516,005	915,437	401,822	(1,279,656)	(243,256)	(12,730)	(1,133,820)	(218,383)	9,403,636	9,185,253	67,102	(107,681)	(40,579)
Fidelity VIP Overseas	(7,159)	(972)	(264,892)	(273,023)	197,822	(458,485)	(201,089)	(6,425)	(468,177)	(741,200)	3,950,249	3,209,049	48,891	(87,148)	(38,257)
Fidelity VIP Target Volatility	2,072	9,883	66,504	78,459	684,538	(93,485)	421,939	(18,080)	994,912	1,073,371	1,684,997	2,758,368	106,645	(12,482)	94,163
Non-Affiliated Class 1
Columbia VIT Mid Cap Value	(22,592)	52,252	155,075	184,735	43,489	(69,785)	(353,740)	(1,821)	(381,857)	(197,122)	2,067,526	1,870,404	61,935	(91,434)	(29,499)
Franklin Growth and Income VIP Fund	30,128	217,162	(54,850)	192,440	—	(380,508)	(59,871)	(1,532)	(441,911)	(249,471)	2,171,977	1,922,506	1	(21,007)	(21,006)
Franklin Income VIP Fund	203,521	56,509	394,094	654,124	1,647	(805,141)	(49,962)	(1,637)	(855,093)	(200,969)	5,659,004	5,458,035	3,435	(41,544)	(38,109)
JP Morgan IT Mid Cap Value	(3,666)	132,832	(38,466)	90,700	—	(111,252)	(40,568)	(814)	(152,634)	(61,934)	789,411	727,477	2	(5,395)	(5,393)
Morgan Stanley UIF Emerging Markets Debt	25,972	(19,047)	46,422	53,347	90	(60,036)	12,377	(422)	(47,991)	5,356	557,809	563,165	4,316	(6,047)	(1,731)
Morgan Stanley UIF U.S. Real Estate	(512)	333,566	(208,111)	124,943	—	(430,865)	(43,998)	(1,589)	(476,452)	(351,509)	2,616,869	2,265,360	4,400	(16,926)	(12,526)
Non-Affiliated Class 2
American Funds Managed Risk Asset Allocation	(5,744)	80,838	102,193	177,287	1,135,052	(84,955)	398,653	(18,719)	1,430,031	1,607,318	2,372,081	3,979,399	165,302	(27,700)	137,602
Columbia VIT Small Cap Value	(29,656)	330,079	515,190	815,613	237,075	(260,768)	105,171	(12,409)	69,069	884,682	2,439,907	3,324,589	28,392	(23,316)	5,076
Franklin Growth and Income VIP Fund	90,859	1,063,537	(460,845)	693,551	416,040	(1,377,658)	187,435	(11,092)	(785,275)	(91,724)	7,670,727	7,579,003	64,638	(98,050)	(33,412)
Franklin Income VIP Fund	731,995	(121,436)	1,822,957	2,433,516	1,162,346	(2,227,127)	701,514	(20,969)	(384,236)	2,049,280	19,732,011	21,781,291	196,361	(185,733)	10,628

10

Separate Account I
of
Integrity Life Insurance Company

Statement of Changes in Net Assets (continued)

For the Year Ended December 31, 2016

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Increase (decrease) in units
Non-Affiliated Class 2 (continued)
Franklin Large Cap Growth VIP Fund	$(59,682)	$98,526	$(202,741)	$(163,897)	$441,238	$(900,868)	$(100,893)	$(13,910)	$(574,433)	$(738,330)	$4,562,169	$3,823,839	91,097	(121,363)	(30,266)
Franklin Mutual Shares VIP Fund	106,693	1,869,084	594,651	2,570,428	2,549,348	(2,114,758)	(289,872)	(68,177)	76,541	2,646,969	17,276,619	19,923,588	227,681	(172,522)	55,159
Franklin Small Cap Value VIP Fund	(11,559)	180,871	252,747	422,059	103,634	(165,010)	221,904	(3,838)	156,690	578,749	1,367,351	1,946,100	58,223	(46,886)	11,337
Invesco VI American Franchise	(23,823)	186,335	(157,330)	5,182	53,495	(59,533)	(169,852)	(4,235)	(180,125)	(174,943)	1,749,097	1,574,154	11,566	(21,221)	(9,655)
Invesco VI American Value	(46,642)	7,467	563,354	524,179	1,440,901	(237,206)	(232,997)	(16,810)	953,888	1,478,067	3,192,376	4,670,443	157,204	(94,020)	63,184
Invesco VI Comstock	(11,169)	1,168,291	129,858	1,286,980	1,600,772	(890,602)	355,778	(36,758)	1,029,190	2,316,170	8,027,371	10,343,541	208,674	(120,325)	88,349
Invesco VI International Growth	(5,644)	1,787	(48,748)	(52,605)	596,422	(103,230)	248,862	(15,349)	726,705	674,100	2,587,727	3,261,827	92,434	(21,769)	70,665
Invesco VI Mid Cap Growth	(237)	800	(2,781)	(2,218)	70,069	—	26,551	(38)	96,582	94,364	—	94,364	9,943	(800)	9,143
Templeton Foreign VIP Fund	36,793	77,282	363,693	477,768	1,269,591	(866,165)	55,751	(26,652)	432,525	910,293	7,440,176	8,350,469	160,763	(85,266)	75,497
Templeton Global Bond VIP Fund	(72,962)	(81,851)	218,379	63,566	205,006	(343,222)	(63,253)	(2,903)	(204,372)	(140,806)	5,051,362	4,910,556	36,679	(59,221)	(22,542)
Templeton Growth VIP Fund	21,519	161,998	91,860	275,377	31,006	(445,499)	(24,074)	(3,547)	(442,114)	(166,737)	3,770,318	3,603,581	15,816	(45,241)	(29,425)
Morgan Stanley UIF Emerging Markets Debt	76,784	(38,326)	100,743	139,201	42,419	(354,369)	585,186	(2,657)	270,579	409,780	1,333,615	1,743,395	56,187	(35,174)	21,013
Morgan Stanley UIF Emerging Markets Equity	(33,915)	(80,261)	237,337	123,161	142,100	(486,314)	646,402	(6,858)	295,330	418,491	3,303,668	3,722,159	75,878	(64,419)	11,459
Morgan Stanley UIF U. S. Real Estate	(19,868)	223,673	6,528	210,333	449,076	(554,242)	385,157	(13,355)	266,636	476,969	4,612,724	5,089,693	78,386	(55,007)	23,379
Non-Affiliated Class 3
BlackRock Capital Appreciation VI	(69,409)	111,524	(23,991)	18,124	1,776,059	(275,893)	(38,033)	(26,551)	1,435,582	1,453,706	3,652,271	5,105,977	143,572	(32,713)	110,859
BlackRock Global Allocation VI	(3,838)	(73,298)	128,831	51,695	41,955	(258,889)	(72,077)	(2,119)	(291,130)	(239,435)	2,267,295	2,027,860	19,821	(46,803)	(26,982)
BlackRock High Yield VI Class III	363	9	476	848	17,783	(87)	14,376	(22)	32,050	32,898	—	32,898	3,162	(64)	3,098
BlackRock Total Return VI Class III	483	(552)	(6,391)	(6,460)	260,035	—	57,844	(613)	317,266	310,806	—	310,806	35,637	(4,089)	31,548
TOPS Managed Risk Moderate Growth ETF	17,801	(112,464)	239,095	144,432	1,253,723	(62,403)	125,952	(26,872)	1,290,400	1,434,832	2,144,847	3,579,679	300,668	(169,451)	131,217
Non-Affiliated Class 4
American Funds Bond	2,401	20	(17,807)	(15,386)	497,954	(3,008)	101,530	(733)	595,743	580,357	—	580,357	59,430	(339)	59,091
American Funds Capital Income Builder	4,800	(569)	(5,823)	(1,592)	86,954	(6,023)	260,676	(436)	341,171	339,579	68,054	407,633	38,687	(3,203)	35,484
American Funds Global Growth	(82,511)	755,624	(787,226)	(114,113)	264,661	(782,809)	(197,414)	(3,046)	(718,608)	(832,721)	10,843,949	10,011,228	32,811	(97,860)	(65,049)
American Funds Growth	(11,560)	78,957	74,131	141,528	538,152	(181,153)	863,248	(1,349)	1,218,898	1,360,426	1,036,121	2,396,547	120,258	(18,041)	102,217
American Funds Growth-Income	(18,162)	1,312,131	35,316	1,329,285	954,624	(1,105,101)	1,264,854	(8,097)	1,106,280	2,435,565	13,382,229	15,817,794	184,026	(91,390)	92,636
American Funds New World	(2,031)	(21,945)	32,536	8,560	186,451	(40,722)	(39,863)	(466)	105,400	113,960	251,052	365,012	27,548	(16,110)	11,438
Non-Affiliated Class A
Deutsche Small Cap Index VIP	(1,276)	60,873	28,481	88,078	286	(11,130)	(8,302)	(244)	(19,390)	68,688	471,096	539,784	1,380	(2,214)	(834)
Non-Affiliated Class B
Deutsche Small Cap Index	(8,770)	118,444	138,202	247,876	78,793	(154,874)	311,015	(1,247)	233,687	481,563	1,131,637	1,613,200	32,185	(11,846)	20,339
Advisor Class
Pimco VIT All Asset	19,671	(42,358)	198,091	175,404	70,563	(373,959)	814,648	(1,198)	510,054	685,458	1,161,312	1,846,770	86,307	(40,320)	45,987
Pimco VIT Foreign Bond	56	46	(228)	(126)	1,080	—	11,459	—	12,539	12,413	—	12,413	1,209	—	1,209
Pimco VIT Commodity Real Return	(10,860)	(522,246)	791,761	258,655	388,095	(269,055)	391,084	(9,260)	500,864	759,519	1,666,678	2,426,197	286,172	(160,409)	125,763
Pimco VIT Long Term Government	2,074	(24,686)	(50,844)	(73,456)	297,577	(34,868)	(34,474)	(333)	227,902	154,446	288,827	443,273	132,471	(116,607)	15,864
Pimco VIT Low Duration	(7,950)	(367,665)	241,349	(134,266)	749,790	(1,220,052)	(5,835,734)	(8,405)	(6,314,401)	(6,448,667)	11,861,574	5,412,907	2,197,424	(2,770,307)	(572,883)
Pimco VIT Real Return	10,249	(26,783)	59,428	42,894	223,995	(328,296)	67,370	(1,011)	(37,942)	4,952	1,213,233	1,218,185	9,774	(13,044)	(3,270)
Pimco VIT Total Return	185,744	(277,546)	473,565	381,763	4,643,025	(3,457,828)	(198,127)	(186,160)	800,910	1,182,673	38,258,233	39,440,906	455,269	(396,833)	58,436
Investor Class
Guggenheim VT Global Managed Futures Strategies	15,628	(27,761)	(105,855)	(117,988)	7,125	(91,713)	49,333	(3,302)	(38,557)	(156,545)	773,672	617,127	16,948	(22,182)	(5,234)
Guggenheim VT Multi-Hedge Strategies	(7,129)	17,203	(20,829)	(10,755)	11,734	(146,867)	(7,001)	(1,836)	(143,970)	(154,725)	621,774	467,049	7,292	(23,919)	(16,627)
Guggenheim VT Long Short Equity	(4,003)	7,290	(6,687)	(3,400)	1,540	(64,334)	13,315	(476)	(49,955)	(53,355)	359,151	305,796	3,120	(8,217)	(5,097)
ETF Shares
iShares Core S&P 500 Index ETF	(199,800)	1,743,495	4,538,375	6,082,070	9,179,705	(3,023,899)	(135,205)	—	6,020,601	12,102,671	58,346,750	70,449,421	232,372	(80,765)	151,607
iShares Core S&P MidCap Index ETF	(142,453)	842,109	2,501,195	3,200,851	2,735,830	(878,637)	(819,810)	—	1,037,383	4,238,234	16,472,744	20,710,978	72,235	(42,826)	29,409
iShares Core S&P Small Cap Index ETF	(109,160)	580,383	1,744,549	2,215,772	1,455,860	(471,732)	(664,513)	—	319,615	2,535,387	8,523,171	11,058,558	38,437	(27,546)	10,891
iShares Core US Aggregate Bond ETF	(4,281)	18,303	(17,731)	(3,709)	104,062	(141,877)	72,016	—	34,201	30,492	1,486,467	1,516,959	8,624	(7,168)	1,456
iShares iBoxx $ High Yield Corporate Bond ETF	14,408	1,993	24,573	40,974	307,415	(27,235)	(6,801)	—	273,379	314,353	325,140	639,493	10,679	(1,489)	9,190
iShares Intermediate Credit Bond ETF	(3,332)	5,731	(156)	2,243	91,208	(34,395)	80,920	—	137,733	139,976	1,032,563	1,172,539	7,593	(2,280)	5,313
iShares International Treasury Bond	(159,249)	(16,711)	(24,013)	(199,973)	1,254,702	(395,005)	445,820	—	1,305,517	1,105,544	7,813,598	8,919,142	82,590	(24,803)	57,787
iShares S&P 500 Growth ETF	(62,807)	158,220	198,931	294,344	968,282	(251,949)	155,026	—	871,359	1,165,703	6,067,253	7,232,956	28,410	(7,230)	21,180
iShares S&P 500 Value ETF	(561)	140,646	274,818	414,903	407,572	(158,259)	(60,595)	—	188,718	603,621	2,695,659	3,299,280	12,925	(8,253)	4,672
iShares TIPS Bond ETF	(1,924)	(871)	7,533	4,738	6,785	(13,406)	1,956	—	(4,665)	73	217,842	217,915	585	(747)	(162)
Vanguard Developed Markets Index Fund ETF	51,226	100,380	(86,659)	64,947	1,261,169	(425,908)	710,326	—	1,545,587	1,610,534	8,327,833	9,938,367	67,383	(13,952)	53,431
Vanguard Dividend Appreciation Index Fund ETF	(7,173)	101,437	88,735	182,999	280,060	(184,252)	(24,256)	—	71,552	254,551	2,014,971	2,269,522	8,511	(6,746)	1,765
Vanguard Emerging Markets Index Fund ETF	(551)	(10,236)	57,666	46,879	60,335	(43,271)	17,917	—	34,981	81,860	465,194	547,054	7,402	(6,034)	1,368
Vanguard Intermediate-Term Corporate Bond Index ETF	1,734	2,406	1,256	5,396	20,554	(15,279)	1,563	—	6,838	12,234	190,859	203,093	890	(634)	256

11

Separate Account I
of
Integrity Life Insurance Company

Statement of Changes in Net Assets (continued)

For the Year Ended December 31, 2016

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Increase (decrease) in units
ETF Shares (continued)
Vanguard Large-Cap Index ETF	$(5,616)	$83,422	$41,667	$119,473	$223,514	$(103,926)	$(10,372)	$—	$109,216	$228,689	$1,221,026	$1,449,715	7,091	(4,464)	2,627
Vanguard Mega Cap Index ETF	(291)	14,181	1,080	14,970	1,250	(32,033)	(79)	—	(30,862)	(15,892)	171,135	155,243	147	(871)	(724)
Vanguard REIT Index ETF	14,914	37,792	(26,153)	26,553	175,864	(58,911)	3,460	—	120,413	146,966	534,689	681,655	5,397	(2,642)	2,755
Vanguard Short Term Bond ETF	(5,889)	3,321	(2,014)	(4,582)	12,434	(11,722)	(102,409)	—	(101,697)	(106,279)	527,124	420,845	3,034	(7,334)	(4,300)
Vanguard Total Bond Market Index ETF	(94,535)	300,761	(480,781)	(274,555)	9,085,758	(2,979,470)	3,709,874	—	9,816,162	9,541,607	58,404,346	67,945,953	513,091	(121,882)	391,209
Vanguard VI Money Market	(3,887)	(1,660)	1,660	(3,887)	4,229	(746)	(305,434)	—	(301,951)	(305,838)	305,838	—	2,296	(35,964)	(33,668)

12

Separate Account I
of
Integrity Life Insurance Company

Notes to Financial Statements

December 31, 2017

1. Organization and Nature of Operations

Integrity Life Insurance Company Separate Account I (the “Separate Account”) is a unit investment trust registered under the Investment Company Act of 1940 (the “1940 Act”), established by the Integrity Life Insurance Company (the “Company”), a life insurance company, that is a wholly-owned subsidiary of The Western and Southern Life Insurance Company. The Separate Account was established on May 19, 1986, for the purpose of issuing variable annuity contracts (“Contracts”).

Contract holders may allocate or transfer their account values to one or more of the Separate Account’s investment subaccounts, or for certain contract holders, to one or more fixed guaranteed rate options of the Company’s Separate Account Guaranteed Principal Option (“GPO”). Options in the Separate Account GPO include fixed guaranteed rate options over various maturity periods that are subject to a market value adjustment (“MVA”) and a Systematic Transfer Option (“STO”), which accumulates interest at a fixed rate without an MVA. All STO contributions must be transferred to other investment divisions or to a guaranteed rate option within either six months or one year of the contribution. In addition, certain contract holders may also allocate or transfer their account values to options held in the Company’s general account. Such options include a guaranteed interest division or quarterly rate option.

Each subaccount invests all its investible assets in shares of corresponding investment portfolios (“Underlying Funds”) of the investment companies listed below:

American Funds Insurance Series	Fidelity Variable Insurance Products
American Funds Bond Class 4	Fidelity VIP Asset Manager Service Class 2
American Funds Capital Income Builder Class 4	Fidelity VIP Asset Manager Service Class
American Funds Global Growth Class 4	Fidelity VIP Asset Manager Initial Class
American Funds Growth Class 4	Fidelity VIP Balanced Initial Class
American Funds Growth-Income Class 4	Fidelity VIP Balanced Service Class 2
American Funds Managed Risk Asset Allocation P2	Fidelity VIP Balanced Service Class
American Funds New World Class 4	Fidelity VIP Contrafund Service Class 2
Fidelity VIP Contrafund Service Class
BlackRock Variable Series Funds	Fidelity VIP Contrafund Initial Class
BlackRock Capital Appreciation VI Class III	Fidelity VIP Disciplined Small Cap Service Class 2
BlackRock Global Allocation VI Class III	Fidelity VIP Equity Income Service Class 2
BlackRock High Yield VI Class III	Fidelity VIP Equity Income Service Class
BlackRock Total Return VI Class III	Fidelity VIP Equity Income Initial Class
Fidelity VIP Freedom 2010 Service Class 2
Columbia Funds Variable Insurance Trust and Series Trust II	Fidelity VIP Freedom 2015 Service Class 2
Columbia VIT Mid Cap Value Class 1	Fidelity VIP Freedom 2020 Service Class 2
Columbia VIT Small Cap Value Class 2	Fidelity VIP Freedom 2025 Service Class 2
Fidelity VIP Freedom 2030 Service Class 2
Deutsche Investments VIT Funds	Fidelity VIP Government Money Market Initial Class
Deutsche Small Cap Index VIP Class A	Fidelity VIP Growth Service Class 2
Deutsche Small Cap Index VIP Class B	Fidelity VIP Growth Service Class

13

Separate Account I
of
Integrity Life Insurance Company

Notes to Financial Statements (continued)

1. Organization and Nature of Operations (continued)

Fidelity Variable Insurance Products (continued)	Invesco Variable Insurance Funds
Fidelity VIP Growth Initial Class	Invesco VI American Franchise Series II
Fidelity VIP High Income Service Class 2	Invesco VI American Value Series II
Fidelity VIP High Income Service Class	Invesco VI Comstock Series II
Fidelity VIP High Income Initial Class	Invesco VI International Growth Series II
Fidelity VIP Index 500 Service Class 2	Invesco VI Mid Cap Growth Series II
Fidelity VIP Index 500 Initial Class
Fidelity VIP Investment Grade Bond Service Class 2	JPMorgan Insurance Trust
Fidelity VIP Investment Grade Bond Initial Class	JPMorgan IT Mid Cap Value Class 1
Fidelity VIP Mid Cap Service Class
Fidelity VIP Mid Cap Service Class 2	Morgan Stanley Variable Insurance Funds
Fidelity VIP Overseas Service Class 2	(formerly The Universal Institutional Funds)
Fidelity VIP Overseas Service Class	MS VIF Emerging Markets Equity Class II
Fidelity VIP Overseas Initial Class	MS VIF Emerging Markets Debt Class II
Fidelity VIP Target Volatility Service Class 2	MS VIF Emerging Markets Debt Class I
MS VIF U.S. Real Estate Class II
Franklin Templeton VIP Trust	MS VIF U.S. Real Estate Class I
Franklin Growth & Income VIP Fund Class 1
Franklin Growth & Income VIP Fund Class 2	Pimco Variable Insurance Trust
Franklin Income VIP Fund Class 1	Pimco VIT All Asset Advisor Class
Franklin Income VIP Fund Class 2	Pimco VIT Commodity Real Return Strategy Advisor Class
Franklin Large Cap Growth VIP Fund Class 2	Pimco VIT Foreign Bond Advisor Class
Franklin Mutual Shares VIP Fund Class 2	Pimco VIT Long Term Government Advisor Class
Franklin Small Cap Value VIP Fund Class 2	Pimco VIT Low Duration Advisor Class
Templeton Foreign VIP Fund Class 2	Pimco VIT Real Return Advisor Class
Templeton Global Bond VIP Fund Class 2	Pimco VIT Total Return Advisor Class
Templeton Growth VIP Fund Class 2
Northern Lights Variable Trust
Guggenheim Variable Insurance Funds	TOPS Managed Risk Moderate Growth ETF Class 3
Guggenheim VT Global Managed Futures Strategy
Guggenheim VT Long Short Equity	Touchstone Variable Series Trust
Guggenheim VT Multi Hedge Strategies	Touchstone Active Bond
Touchstone Aggressive ETF
iShares Trust	Touchstone Conservative ETF
iShares Intermediate Credit Bond ETF	Touchstone Focused
iShares Core S&P 500 ETF	Touchstone Large Cap Core Equity
iShares Core S&P Mid-Cap ETF	Touchstone Moderate ETF
iShares Core S&P Small-Cap ETF
iShares Core US Aggregate Bond ETF	The Vanguard Index Funds
iShares iBoxx $ High Yield Corporate Bond ETF	Vanguard Dividend Appreciation Index ETF
iShares International Treasury Bond ETF	Vanguard Developed Markets Index ETF
iShares S&P 500 Growth ETF	Vanguard Emerging Markets Stock Index ETF
iShares S&P 500 Value ETF	Vanguard Intermediate-Term Corporate Bond Index ETF
iShares TIPS Bond ETF	Vanguard Large-Cap Index ETF
Vanguard Mega Cap Index ETF
Vanguard Real Estate Index ETF
Vanguard Short-Term Bond Index ETF
Vanguard Total Bond Market Index ETF
Vanguard VI Money Market

14

Separate Account I
of
Integrity Life Insurance Company

Notes to Financial Statements (continued)

1. Organization and Nature of Operations (continued)

The statements of operations for all of the Underlying Funds are presented in the financial statements for the year ended December 31, 2017. The statements of changes in net assets for all of the Underlying Funds are presented in the financial statements for the year ended December 31, 2017 and December 31, 2016 with the exception of the following fund:

Presented only on the statement of changes in net assets for year ended December 31, 2016:
Vanguard VI Money Market

Mid Atlantic Trust Company (“MATC”), a South Dakota registered non-depository trust company, is the custodian for the Vanguard ETFs and the iShares ETFs held by the subaccounts.

The contract holder’s account value in a subaccount will vary depending on the performance of the corresponding Underlying Fund. The Separate Account currently has 107 subaccounts available. The investment objective of each subaccount is to invest in the corresponding Underlying Fund. Refer to each Underlying Fund’s prospectus for a description of investment objectives.

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the Separate Account’s assets applicable to contract holders’ accounts is not chargeable with liabilities arising out of any other business the Company may conduct.

2. Summary of Significant Accounting Policies

Basis of Presentation

The accompanying financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“US GAAP”).

Investments

Investments in shares of the Underlying Funds are valued at fair value as determined by the closing net asset value per share on December 31, 2017. The difference between cost and fair value is reflected as unrealized appreciation or depreciation of investments.

Share transactions are recorded on the trade date. Realized gains and losses on sales of the Underlying Funds’ shares are determined based on the identified cost basis.

Capital gain distributions are included in the realized gain distributions line on the Statements of Operations. Dividends are included in the reinvested dividends line on the Statements of Operations. Dividends and capital gain distributions are recorded on the ex-dividend date. Dividends and capital gain distributions from the Underlying Funds’ are reinvested in the respective Underlying Funds and are reflected in the unit values of the subaccounts.

15

Separate Account I
of
Integrity Life Insurance Company

Notes to Financial Statements (continued)

2. Summary of Significant Accounting Policies (continued)

The Separate Account’s investments are held at fair value. Fair value is the price that the Separate Account would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Fair Value is established using a three-level hierarchy based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assessment regarding the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The Separate Account’s investments are assigned a level based upon the observability of the inputs that are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - inputs to the valuation methodology are quoted prices in active markets.

•	Level 2 - inputs to the valuation methodology are observable, directly or indirectly.

•	Level 3 - inputs to the valuation methodology are unobservable and reflect assumptions on the part of the reporting entity.

The Separate Account’s investments are valued as Level 1. There were no transfers between levels 1, 2, and 3 during the year. The Separate Account’s policy is to recognize the transfers in and transfers out of levels at the beginning of the annual reporting period.

Unit Value

Unit values for the subaccounts are computed at the end of each business day. The unit value is equal to the unit value for the preceding business day multiplied by a net investment factor. This net investment factor is determined based on the net asset value of the Underlying Fund, reinvested dividends and capital gains, and the daily asset charge for the mortality and expense risk and certain administrative charges, as applicable.

Taxes

Operations of the Separate Account are included in the income tax return of the Company, which is taxed as a life insurance company under the Internal Revenue Code (“IRC”). The Separate Account is not taxed as a regulated investment company under Subchapter M of the IRC. Under the provisions of the policies, the Company has the right to charge the Separate Account for federal income tax attributable to the Separate Account. No charge is currently being made against the Separate Account for such tax since, under current tax law, the Company pays no tax on investment income and capital gains reflected in variable annuity policy reserves. However, the Company retains the right to charge for any federal income tax incurred, which is attributable to the Separate Account if the law is changed. Charges for state and local taxes, if any, attributable to the Separate Account may also be made.

16

Separate Account I
of
Integrity Life Insurance Company

Notes to Financial Statements (continued)

2. Summary of Significant Accounting Policies (continued)

Use of Estimates

The preparation of financial statements in accordance with US GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Subsequent Events

Management has evaluated subsequent events through the issuance of these financial statements and determined that no additional disclosures are required.

17

Separate Account I
of
Integrity Life Insurance Company

Notes to Financial Statements (continued)

3. Investments

The aggregate cost of Underlying Fund shares purchased and proceeds from Underlying Fund shares sold during the period ended December 31, 2017 and the cost of investments held at December 31, 2017, for each subaccount, were as follows:

Subaccount	Purchases	Sales	Cost
Affiliated:
Touchstone Active Bond	$4,629,496	$3,232,441	$12,872,835
Touchstone Aggressive ETF	1,199,688	2,095,401	10,451,841
Touchstone Conservative ETF	4,557,261	4,385,615	10,175,202
Touchstone Focused	1,359,990	5,708,920	28,978,151
Touchstone Large Cap Core Equity	2,130,254	5,284,202	14,859,127
Touchstone Moderate ETF	3,107,154	2,997,487	12,938,367
Non-Affiliated Initial Class:
Fidelity VIP Balanced	99,661	348,886	2,092,273
Fidelity VIP Overseas	30,828	275,812	1,832,680
Fidelity VIP Equity Income	536,938	1,136,303	9,034,998
Fidelity VIP Growth	500,101	1,042,758	3,766,010
Fidelity VIP High Income	504,232	722,955	1,140,153
Fidelity VIP Asset Manager	522,554	400,350	3,362,787
Fidelity VIP Contrafund	1,137,945	1,648,687	12,936,057
Fidelity VIP Index 500	126,222	921,126	4,825,668
Fidelity VIP Investment Grade Bond	105,142	824,880	3,385,784
Fidelity VIP Government Money Market	5,257,709	10,831,714	7,989,868
Non-Affiliated Service Class:
Fidelity VIP Equity Income	13,624	10,298	331,420
Fidelity VIP Growth	51,561	128,820	367,185
Fidelity VIP High Income	204,162	192,848	298,402
Fidelity VIP Asset Manager	1,489	11,592	3,605
Fidelity VIP Contrafund	197,039	71,788	1,079,192
Fidelity VIP Balanced	5,306	3,427	115,076
Fidelity VIP Mid Cap	196,799	622,751	3,080,014
Fidelity VIP Overseas	484	940	26,706
Non-Affiliated Service Class 2:
Fidelity VIP Asset Manager	284,523	160,906	1,726,601
Fidelity VIP Balanced	692,422	907,461	5,830,249
Fidelity VIP Contrafund	6,179,144	6,264,201	32,901,479
Fidelity VIP Disciplined Small Cap	647,193	787,086	1,927,104
Fidelity VIP Equity Income	1,025,564	1,413,185	4,681,081
Fidelity VIP Freedom 2010	27,569	278,641	546,985
Fidelity VIP Freedom 2015	80,983	349,132	1,394,423
Fidelity VIP Freedom 2020	291,823	477,218	4,457,107
Fidelity VIP Freedom 2025	516,850	351,546	3,993,556
Fidelity VIP Freedom 2030	73,207	35,078	480,827
Fidelity VIP Growth	3,834,256	1,779,236	7,667,988
Fidelity VIP High Income	12,947,357	16,386,995	13,427,609
Fidelity VIP Index 500	4,212,377	5,634,888	32,029,640
Fidelity VIP Investment Grade Bond	7,776,812	4,544,088	33,297,088

18

Separate Account I
of
Integrity Life Insurance Company

Notes to Financial Statements (continued)

3. Investments (continued)

Subaccount	Purchases	Sales	Cost
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Mid Cap	$1,966,820	$2,537,386	$8,547,698
Fidelity VIP Overseas	954,838	1,352,031	3,085,051
Fidelity VIP Target Volatility	690,275	335,460	3,143,079
Non-Affiliated Class 1:
Columbia VIT Mid Cap Value	190,752	617,413	1,369,469
Franklin Growth & Income VIP Fund	238,252	178,902	1,584,376
Franklin Income VIP Fund	230,023	686,884	4,691,768
JPMorgan IT Mid Cap Value	38,638	45,553	448,916
MS VIF Emerging Markets Debt	27,513	118,413	488,769
MS VIF U.S. Real Estate	83,966	460,098	1,312,623
Non-Affiliated Class 2:
American Funds Managed Risk Asset Allocation	1,071,111	509,133	4,551,683
Columbia VIT Small Cap Value	1,842,429	995,155	3,924,304
Franklin Growth & Income VIP Fund	1,574,502	1,373,417	7,221,803
Franklin Income VIP Fund	2,651,574	2,118,886	22,109,431
Franklin Large Cap Growth VIP Fund	1,623,780	1,015,484	4,655,279
Franklin Mutual Shares VIP Fund	3,873,006	2,275,103	21,401,045
Franklin Small Cap Value VIP Fund	376,848	698,258	1,537,748
Invesco VI American Franchise	1,453,750	364,764	2,642,535
Invesco VI American Value	3,223,612	1,807,563	5,964,003
Invesco VI Comstock	2,953,005	3,283,300	9,697,167
Invesco VI International Growth	990,576	785,374	3,678,939
Invesco VI Mid Cap Growth	186,737	35,214	249,656
Templeton Foreign VIP Fund	4,816,124	1,737,933	12,191,639
Templeton Global Bond VIP Fund	559,168	528,841	5,173,508
Templeton Growth VIP Fund	131,914	948,339	2,692,123
MS VIF Emerging Markets Debt	147,354	273,222	1,654,856
MS VIF Emerging Markets Equity	1,042,972	1,966,782	3,167,405
MS VIF U.S. Real Estate	916,287	1,618,701	4,103,497
Non-Affiliated Class 3:
BlackRock Capital Appreciation VI	3,339,143	1,051,896	7,673,331
BlackRock Global Allocation VI	143,369	351,657	1,973,888
BlackRock High Yield VI	192,558	20,483	204,851
BlackRock Total Return VI	560,003	19,764	857,027
TOPS Managed Risk Moderate Growth ETF	715,235	478,600	3,835,857
Non-Affiliated Class 4:
American Funds Bond	579,377	25,911	1,151,355
American Funds Capital Income Builder	334,533	149,728	606,751
American Funds Global Growth	2,019,363	1,682,131	11,424,519
American Funds Growth	2,315,907	349,528	4,356,275
American Funds Growth-Income	4,271,533	2,776,864	17,831,200
American Funds New World	871,611	413,334	896,035
Non-Affiliated Class A:
Deutsche Small Cap Index VIP	128,295	232,960	409,592
Non-Affiliated Class B:
Deutsche Small Cap Index VIP	1,044,245	1,070,100	1,574,041

19

Separate Account I
of
Integrity Life Insurance Company

Notes to Financial Statements (continued)

3. Investments (continued)

Subaccount	Purchases	Sales	Cost
Advisor Class:
Pimco VIT All Asset	$143,182	$391,137	$1,632,737
Pimco VIT Foreign Bond	31,425	689	43,379
Pimco VIT Commodity Real Return Strategy	757,719	433,046	2,773,891
Pimco VIT Long Term Government	89,392	202,112	364,084
Pimco VIT Low Duration	12,639,780	13,675,720	4,433,826
Pimco VIT Real Return	229,161	152,320	1,389,225
Pimco VIT Total Return	7,027,619	5,017,082	43,203,098
Investor Class:
Guggenheim VT Global Managed Futures Strategy	30,661	102,239	664,664
Guggenheim VT Multi Hedge Strategies	16,897	119,227	352,661
Guggenheim VT Long Short Equity	12,234	46,933	261,344
ETF Shares:
iShares Core S&P 500 ETF	7,492,919	8,826,343	59,606,221
iShares Core S&P Mid-Cap ETF	2,728,317	2,578,338	17,534,407
iShares Core S&P Small-Cap ETF	1,662,619	1,630,002	9,001,533
iShares Core US Aggregate Bond ETF	216,474	319,849	1,508,421
iShares iBoxx $ High Yield Corporate Bond ETF	180,162	75,920	790,152
iShares Intermediate Credit Bond ETF	313,981	154,534	1,378,784
iShares International Treasury Bond ETF	1,894,693	911,579	10,662,786
iShares S&P 500 Growth ETF	915,464	1,350,557	6,139,336
iShares S&P 500 Value ETF	706,007	483,922	3,183,089
iShares TIPS Bond ETF	25,319	26,024	224,549
Vanguard Developed Markets Index ETF	1,180,978	1,538,009	10,350,058
Vanguard Dividend Appreciation Index ETF	160,378	428,878	1,906,749
Vanguard Emerging Markets Stock Index ETF	135,618	187,846	565,590
Vanguard Intermediate-Term Corporate Bond Index ETF	74,720	49,667	241,087
Vanguard Large-Cap Index ETF	247,895	249,035	1,314,096
Vanguard Mega Cap Index ETF	32,074	66,165	122,612
Vanguard Real Estate Index ETF	146,817	103,659	742,267
Vanguard Short-Term Bond Index ETF	84,903	129,290	388,105
Vanguard Total Bond Market Index ETF	16,224,268	4,622,932	81,621,220

20

Separate Account I
of
Integrity Life Insurance Company

Notes to Financial Statements (continued)

4. Expenses and Related Party Transactions

The Company assumes mortality and expense risks and incurs certain administrative expenses related to the operations of the Separate Account. All charges listed below under “Mortality and Expenses %” are the annual rates deducted as a daily charge, thus affecting the unit values. All other charges, including the annual administration fee, some optional benefit fees (those not listed under “Mortality and Expense %”), withdrawal charges and transfer charges, if any, are taken from the contract’s account value by redeeming units. Fourteen contracts are currently included in the Separate Account. The products are stated in the table below, along with the mortality and expense charges and the annual administration fee:

	Contracts	Mortality and Expense %	Annual Administration Fee
1	GrandMaster	1.35	$30
2	GrandMaster flex3	1.55	$50
3	IQ	1.35	$30
4	IQ3	1.45	$30
5	IQ Advisor - Standard	0.60	N/A
	IQ Advisor - Enhanced	0.80	N/A
6	AnnuiChoice	1.00	$30
	AnnuiChoice - GMAB Rider	1.60	$30
7	AnnuiChoice II	1.15	$30
	AnnuiChoice II - GMAB Rider	1.75	$30
8	Pinnacle Plus	1.67	$40
	Pinnacle Plus- Reduced M&E	1.15	$40
9	Pinnacle	1.35	$30
	Pinnacle-Reduced M&E	1.10	$30
10	Pinnacle IV	1.45	$30
	Pinnacle IV - GMAB	2.05	$30
11	Pinnacle V	1.55	$30
	Pinnacle V - GMAB	2.15	$30
12	AdvantEdge	1.60	$50
13	Varoom	1.75	N/A
	Varoom - Standard option	2.35	N/A
	Varoom - Self Styled Option	2.55	N/A
14	Varoom II	1.90	N/A
	Varoom II - Standard Option	2.55	N/A
	Varoom II - Self Styled Option	2.75	N/A

For optional benefits that are not included in the daily mortality and expense charge, the Company deducts an amount either quarterly or annually, depending on the benefit, to cover the cost of the additional benefits elected.

21

Separate Account I
of
Integrity Life Insurance Company

Notes to Financial Statements (continued)

4. Expenses and Related Party Transactions (continued)

For charges that are dependent on contract owner actions, e.g., withdrawal charges and transfer fees, the Company deducts an amount at the time of the transaction to cover the cost. In both situations (ongoing benefit charges and transaction charges), the fees are deducted from the account value by redeeming units.

Touchstone Advisors Inc., which is affiliated with the Company, advises each of the Touchstone Variable Series Trust offered through the Company’s variable products.

22

Separate Account I
of
Integrity Life Insurance Company

Notes to Financial Statements (continued)

5. Financial Highlights

A summary of net assets, unit values and units outstanding for variable annuity contracts, investment income and expense ratios, excluding expenses of the underlying funds and total returns are presented for each period ended December 31. The ranges of lowest to highest unit values and total return are based on the product groupings that represent lowest and highest expense ratio amounts. The first unit value presented in the range of each subaccount within the table corresponds to the highest expense ratio for each subaccount presented within the table. The first total return presented in the range of each subaccount within the table corresponds to the highest expense ratio for each subaccount presented within the table. Therefore, some individual contract ratios are not within the ranges presented.

** Investment income ratio amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the Underlying Fund net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk and administrative charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the Underlying Fund in which the subaccounts invest.

*** Expense ratio amounts represent the annualized contract expenses of the subaccount, consisting primarily of mortality and expense risk and administrative charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

**** Total return amounts represent the total return for the periods indicated, including changes in the fair value of the Underlying Fund, which includes expenses assessed through the reduction of unit values. The ratio does not include any expenses assessed through the redemption of units. Subaccounts with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

23

Separate Account I
of
Integrity Life Insurance Company

Notes to Financial Statements (continued)

5. Financial Highlights (continued)

For Year Ended 2017				Investment
	Units	Unit Value	Net Assets	Income	Expense Ratio	Total Return
Subaccount	(000s)	Range	(000s)	Ratio (**)	Range (***)	Range (****)
Affiliated:
Touchstone Active Bond	943	$13.64 to $17.11	$12,868	2.67%	1.00% to 1.67%	1.81% to 2.51%
Touchstone Aggressive ETF	661	22.46 to 22.97	13,658	1.78%	0.60% to 2.15%	14.78% to 16.59%
Touchstone Conservative ETF	609	14.98 to 18.45	9,655	2.04%	0.60% to 2.15%	7.70% to 9.40%
Touchstone Focused	1,092	34.00 to 33.35	29,043	0.51%	0.60% to 1.67%	11.75% to 12.96%
Touchstone Large Cap Core Equity	992	23.86 to 22.06	18,755	0.65%	1.00% to 1.67%	19.30% to 20.11%
Touchstone Moderate ETF	718	18.85 to 21.15	12,221	1.99%	0.60% to 2.15%	11.22% to 12.98%
Non-Affiliated Initial Class:
Fidelity VIP Balanced	107	17.86 to 18.12	2,519	1.45%	1.10% to 1.35%	14.86% to 15.15%
Fidelity VIP Overseas	73	11.19 to 11.87	2,174	1.39%	1.00% to 1.55%	28.27% to 28.99%
Fidelity VIP Equity Income	164	26.55 to 91.97	10,332	1.69%	1.35%	11.38%
Fidelity VIP Growth	53	130.85	6,935	0.21%	1.35%	33.32%
Fidelity VIP High Income	38	29.20	1,118	5.26%	1.35%	5.50%
Fidelity VIP Asset Manager	64	56.31	3,588	1.85%	1.35%	12.57%
Fidelity VIP Contrafund	251	40.96 to 41.57	15,539	0.99%	1.10% to 1.35%	20.24% to 20.54%
Fidelity VIP Index 500	186	22.04 to 19.36	6,150	1.75%	1.35% to 1.45%	19.95% to 20.08%
Fidelity VIP Investment Grade Bond	162	13.43 to 14.26	3,418	2.29%	1.00% to 1.55%	2.61% to 3.18%
Fidelity VIP Government Money Market	822	9.72 to 9.93	7,990	0.65%	0.60% to 2.75%	(2.08%) to 0.07%
Non-Affiliated Service Class:
Fidelity VIP Equity Income	17	21.47	371	1.64%	1.45%	11.17%
Fidelity VIP Growth	33	20.83 to 21.33	695	0.13%	1.10% to 1.45%	33.05% to 33.52%
Fidelity VIP High Income	18	16.20	291	6.54%	1.45%	5.52%
Fidelity VIP Asset Manager	*-	17.56	4	0.92%	1.45%	12.29%
Fidelity VIP Contrafund	40	30.19	1,209	0.97%	1.45%	20.00%
Fidelity VIP Balanced	7	20.74	142	1.41%	1.45%	14.57%
Fidelity VIP Mid Cap	55	70.43 to 67.42	3,773	0.60%	1.35% to 1.45%	18.96% to 19.08%
Fidelity VIP Overseas	2	17.42	37	1.35%	1.45%	28.22%
Non-Affiliated Service Class 2:
Fidelity VIP Asset Manager	101	14.29 to 19.79	1,684	1.62%	0.60% to 1.60%	11.93% to 13.06%
Fidelity VIP Balanced	330	17.45 to 22.69	6,663	1.28%	1.00% to 1.60%	14.27% to 14.96%
Fidelity VIP Contrafund	1,761	30.81 to 31.57	38,466	0.79%	0.60% to 1.67%	19.56% to 20.86%
Fidelity VIP Disciplined Small Cap	130	20.39 to 17.75	2,226	0.51%	1.00% to 1.60%	5.09% to 5.73%
Fidelity VIP Equity Income	297	22.67 to 22.91	5,142	1.47%	0.60% to 1.67%	10.78% to 11.98%
Fidelity VIP Freedom 2010	45	14.37 to 14.68	635	1.20%	1.15% to 1.60%	11.00% to 11.50%
Fidelity VIP Freedom 2015	106	14.70 to 15.19	1,521	1.17%	1.15% to 1.60%	12.97% to 13.48%
Fidelity VIP Freedom 2020	361	14.13 to 15.81	5,177	1.26%	1.15% to 1.67%	14.33% to 14.93%
Fidelity VIP Freedom 2025	312	15.61 to 16.79	4,686	1.27%	1.15% to 1.60%	15.69% to 16.22%
Fidelity VIP Freedom 2030	42	14.79 to 15.65	629	1.20%	1.15% to 1.55%	18.83% to 19.31%
Fidelity VIP Growth	432	19.75 to 19.14	9,070	0.07%	1.00% to 1.60%	32.67% to 33.47%
Fidelity VIP High Income	684	19.42 to 20.76	13,128	6.21%	0.60% to 1.67%	5.13% to 6.27%
Fidelity VIP Index 500	2,182	26.83 to 20.44	40,812	1.58%	0.60% to 1.67%	19.39% to 20.68%
Fidelity VIP Investment Grade Bond	2,463	13.74 to 15.78	33,192	2.26%	0.60% to 1.67%	2.26% to 3.37%
Fidelity VIP Mid Cap	355	38.94 to 36.88	9,895	0.49%	0.60% to 1.67%	18.53% to 19.82%
Fidelity VIP Overseas	274	21.69 to 19.98	3,674	1.17%	0.60% to 1.67%	27.83% to 29.21%
*- Less than 500.

24

Separate Account I
of
Integrity Life Insurance Company

Notes to Financial Statements (continued)

5. Financial Highlights (continued)

For Year Ended 2017				Investment
	Units	Unit Value	Net Assets	Income	Expense Ratio	Total Return
Subaccount	(000s)	Range	(000s)	Ratio (**)	Range (***)	Range (****)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Target Volatility	270	$12.30 to $12.53	$3,343	1.16%	1.15% to 1.60%	14.44% to 14.96%
Non-Affiliated Class 1:
Columbia VIT Mid Cap Value	97	16.94 to 17.72	1,663	—%	1.00% to 1.67%	11.65% to 12.41%
Franklin Growth & Income VIP Fund	79	25.87 to 26.26	2,040	6.11%	1.10% to 1.35%	14.59% to 14.87%
Franklin Income VIP Fund	201	26.34 to 26.73	5,285	4.24%	1.10% to 1.35%	8.46% to 8.74%
JPMorgan IT Mid Cap Value	23	34.01 to 35.69	779	0.79%	1.00% to 1.55%	12.01% to 12.63%
MS VIF Emerging Markets Debt	18	25.90 to 28.32	496	5.07%	1.00% to 1.55%	8.02% to 8.62%
MS VIF U.S. Real Estate	49	34.73 to 37.43	1,914	1.45%	1.00% to 1.55%	1.52% to 2.08%
Non-Affiliated Class 2:
American Funds Managed Risk Asset Allocation	421	12.07 to 12.37	5,098	0.78%	1.00% to 1.60%	12.97% to 13.66%
Columbia VIT Small Cap Value	153	28.23 to 29.94	4,409	0.31%	1.00% to 1.67%	12.09% to 12.85%
Franklin Growth & Income VIP Fund	409	23.03 to 26.29	8,001	5.82%	1.00% to 1.67%	13.93% to 14.70%
Franklin Income VIP Fund	1,340	21.54 to 22.08	23,474	4.12%	0.60% to 1.67%	7.85% to 9.02%
Franklin Large Cap Growth VIP Fund	277	22.29 to 26.88	5,125	0.57%	1.00% to 1.67%	25.98% to 26.83%
Franklin Mutual Shares VIP Fund	1,438	21.99 to 26.37	21,855	2.27%	1.00% to 1.67%	6.54% to 7.27%
Franklin Small Cap Value VIP Fund	93	17.30 to 18.61	1,665	0.52%	1.00% to 1.67%	8.81% to 9.55%
Invesco VI American Franchise	137	25.27 to 27.14	2,966	—%	0.60% to 1.67%	24.91% to 26.27%
Invesco VI American Value	362	17.77 to 18.83	6,524	0.63%	1.00% to 1.60%	7.93% to 8.59%
Invesco VI Comstock	630	18.99 to 26.58	11,076	2.02%	0.60% to 1.60%	15.70% to 16.87%
Invesco VI International Growth	334	12.40 to 12.92	4,183	1.25%	1.00% to 1.60%	20.77% to 21.50%
Invesco VI Mid Cap Growth	21	12.41 to 12.49	265	—%	1.15% to 1.55%	20.26% to 20.74%
Templeton Foreign VIP Fund	1,051	20.34 to 19.69	12,808	2.68%	0.60% to 1.67%	14.75% to 16.00%
Templeton Global Bond VIP Fund	536	9.32 to 9.59	5,018	—%	1.00% to 1.60%	0.30% to 0.91%
Templeton Growth VIP Fund	180	20.28 to 24.13	3,324	1.64%	1.00% to 1.67%	16.53% to 17.32%
MS VIF Emerging Markets Debt	106	21.63 to 15.86	1,683	5.36%	1.00% to 1.67%	7.76% to 8.49%
MS VIF Emerging Markets Equity	215	32.84 to 29.69	3,789	0.62%	0.60% to 1.67%	32.82% to 34.26%
MS VIF U.S. Real Estate	326	30.50 to 12.94	4,448	1.25%	1.00% to 1.67%	1.16% to 1.84%
Non-Affiliated Class 3:
BlackRock Capital Appreciation VI	466	17.80 to 18.54	8,359	—%	1.00% to 1.60%	30.83% to 31.62%
BlackRock Global Allocation VI	164	12.14 to 12.64	2,030	1.24%	1.00% to 1.60%	11.90% to 12.58%
BlackRock High Yield VI	19	11.19 to 11.29	208	4.89%	1.00% to 1.55%	5.41% to 6.00%
BlackRock Total Return VI	85	10.00 to 10.07	856	2.24%	1.15% to 1.55%	1.61% to 2.02%
TOPS Managed Risk Moderate Growth ETF	373	11.40 to 11.64	4,269	1.62%	1.15% to 1.60%	12.02% to 12.53%
Non-Affiliated Class 4:
American Funds Bond	113	9.99 to 10.06	1,127	2.30%	1.15% to 1.55%	1.70% to 2.11%
American Funds Capital Income Builder	61	10.55 to 10.71	640	2.60%	1.00% to 1.55%	10.91% to 11.53%
American Funds Global Growth	921	14.07 to 14.42	13,020	0.58%	1.00% to 1.60%	29.03% to 29.81%
American Funds Growth	306	15.77 to 16.16	4,842	0.48%	1.00% to 1.60%	25.95% to 26.71%
American Funds Growth-Income	1,304	14.85 to 15.22	19,458	1.32%	1.00% to 1.60%	20.13% to 20.86%
American Funds New World	86	11.63 to 11.92	1,009	0.89%	1.00% to 1.60%	27.00% to 27.77%
Non-Affiliated Class A:
Deutsche Small Cap Index VIP	16	29.40 to 30.64	475	0.97%	1.35% to 1.45%	12.68% to 12.79%
Non-Affiliated Class B:
Deutsche Small Cap Index VIP	85	27.99 to 29.64	1,709	0.56%	1.00% to 1.67%	12.14% to 12.90%
Advisor Class:
Pimco VIT All Asset	128	13.25 to 14.15	1,744	4.41%	1.00% to 1.67%	11.49% to 12.25%
Pimco VIT Foreign Bond	4	10.37 to 10.46	42	6.06%	1.00% to 1.55%	1.08% to 1.64%
Pimco VIT Commodity Real Return Strategy	583	4.22 to 4.51	2,520	11.11%	1.00% to 1.67%	0.35% to 1.03%
Pimco VIT Long Term Government	33	10.57 to 10.88	353	2.08%	1.00% to 1.60%	7.11% to 7.76%
Pimco VIT Low Duration	396	10.93 to 11.67	4,425	1.30%	1.00% to 1.67%	(0.44%) to 0.24%
Pimco VIT Real Return	109	11.70 to 12.49	1,310	2.30%	1.00% to 1.67%	1.83% to 2.52%
Pimco VIT Total Return	3,137	13.18 to 14.08	42,600	1.92%	1.00% to 1.67%	3.07% to 3.77%
Investor Class:
Guggenheim VT Global Managed Futures Strategy	90	6.44 to 6.75	587	1.42%	1.15% to 1.67%	6.90% to 7.46%
Guggenheim VT Multi Hedge Strategies	42	8.63 to 9.21	379	—%	1.00% to 1.67%	1.95% to 2.64%
Guggenheim VT Long Short Equity	27	10.83 to 11.56	312	0.35%	1.00% to 1.67%	12.94% to 13.71%

25

Separate Account I
of
Integrity Life Insurance Company

Notes to Financial Statements (continued)

5. Financial Highlights (continued)

For Year Ended 2017				Investment
	Units	Unit Value	Net Assets	Income	Expense Ratio	Total Return
Subaccount	(000s)	Range	(000s)	Ratio (**)	Range (***)	Range (****)
ETF Shares:
iShares Core S&P 500 ETF	1,587	$51.47 to $54.83	$82,802	1.90%	1.75% to 2.75%	18.42% to 19.63%
iShares Core S&P Mid-Cap ETF	477	49.78 to 51.01	23,985	1.29%	1.75% to 2.75%	13.07% to 14.23%
iShares Core S&P Small-Cap ETF	235	52.36 to 53.75	12,437	1.30%	1.75% to 2.75%	10.04% to 11.16%
iShares Core US Aggregate Bond ETF	57	24.50 to 27.41	1,440	2.33%	1.75% to 2.75%	0.71% to 1.74%
iShares iBoxx $ High Yield Corporate Bond ETF	24	29.99 to 32.54	757	5.12%	1.75% to 2.75%	3.17% to 4.23%
iShares Intermediate Credit Bond ETF	53	25.49 to 26.87	1,349	2.51%	1.90% to 2.75%	0.70% to 1.58%
iShares International Treasury Bond ETF	473	22.93 to 24.41	10,988	0.20%	1.75% to 2.75%	8.31% to 9.42%
iShares S&P 500 Growth ETF	161	52.75 to 57.36	8,620	1.43%	1.75% to 2.75%	23.73% to 25.00%
iShares S&P 500 Value ETF	80	48.86 to 50.17	3,974	2.29%	1.75% to 2.75%	12.08% to 13.23%
iShares TIPS Bond ETF	9	22.47 to 26.58	219	2.07%	1.75% to 2.75%	0.10% to 1.12%
Vanguard Developed Markets Index ETF	325	36.45 to 34.30	11,839	2.97%	1.75% to 2.75%	22.94% to 24.20%
Vanguard Dividend Appreciation Index ETF	52	45.51 to 49.85	2,441	2.03%	1.75% to 2.75%	18.88% to 20.10%
Vanguard Emerging Markets Stock Index ETF	24	28.55 to 25.87	655	2.53%	1.75% to 2.75%	27.88% to 29.18%
Vanguard Intermediate-Term Corporate Bond Index ETF	8	28.07 to 31.54	236	3.25%	1.75% to 2.75%	2.42% to 3.47%
Vanguard Large-Cap Index ETF	33	51.29 to 54.11	1,745	1.91%	1.75% to 2.75%	18.66% to 19.88%
Vanguard Mega Cap Index ETF	3	51.77 to 54.83	156	1.96%	1.75% to 2.75%	19.25% to 20.47%
Vanguard Real Estate Index ETF	17	40.86 to 44.26	733	4.24%	1.75% to 2.75%	2.01% to 3.05%
Vanguard Short-Term Bond Index ETF	16	22.69 to 23.84	366	1.63%	1.90% to 2.75%	(1.57%) to (0.71%)
Vanguard Total Bond Market Index ETF	3,223	24.46 to 27.45	80,320	2.56%	1.75% to 2.75%	0.73% to 1.76%

26

Separate Account I
of
Integrity Life Insurance Company

Notes to Financial Statements (continued)

5. Financial Highlights (continued)

For Year Ended 2016				Investment
	Units	Unit Value	Net Assets	Income	Expense Ratio	Total Return
Subaccount	(000s)	Range	(000s)	Ratio (**)	Range (***)	Range (****)
Affiliated
Touchstone Active Bond	841	$13.40 to $16.69	$11,371	2.25%	1.00% to 1.67%	4.21% to 4.92%
Touchstone Aggressive ETF	710	19.57 to 19.70	12,686	1.45%	0.60% to 2.15%	5.64% to 7.31%
Touchstone Conservative ETF	666	13.91 to 16.86	9,709	1.18%	0.60% to 2.15%	3.31% to 4.95%
Touchstone Focused	1,258	30.43 to 29.52	29,800	0.00%	0.60% to 1.67%	11.22% to 12.43%
Touchstone Large Cap Core Equity	1,184	20.00 to 18.37	18,709	0.99%	1.00% to 1.67%	7.02% to 7.75%
Touchstone Moderate ETF	831	16.95 to 18.72	12,710	1.62%	0.60% to 2.15%	4.56% to 6.21%
Non-Affiliated Initial Class:
Fidelity VIP Balanced	125	15.55 to 15.74	2,490	1.32%	1.10% to 1.35%	5.82% to 6.08%
Fidelity VIP Overseas	82	8.72 to 9.20	1,909	1.42%	1.00% to 1.55%	(6.53)% to (6.01)%
Fidelity VIP Equity-Income	177	82.57	10,075	2.21%	1.35%	16.43%
Fidelity VIP Growth	61	98.15	5,965	0.04%	1.35%	(0.56)%
Fidelity VIP High Income	48	27.68	1,324	5.08%	1.35%	13.06%
Fidelity VIP II Asset Manager	69	50.02	3,456	1.38%	1.35%	1.68%
Fidelity VIP II Contrafund	279	34.06 to 34.49	14,044	0.77%	1.10% to 1.35%	6.55% to 6.82%
Fidelity VIP II Index 500	214	15.97 to 16.13	5,879	1.38%	1.35% to 1.45%	10.24% to 10.35%
Fidelity VIP II Investment Grade Bond	209	13.09 to 13.82	4,085	2.29%	1.00% to 1.55%	3.12% to 3.69%
Fidelity VIP Government Money Market	1,386	9.74 to 9.92	13,564	0.20%	0.60% to 1.67%	(1.47)% to (0.40)%
Non-Affiliated Service Class:
Fidelity VIP Equity-Income	18	19.31	338	2.23%	1.45%	16.19%
Fidelity VIP Growth	40	15.65 to 15.97	627	0.00%	1.10% to 1.45%	(0.75)% to (0.39)%
Fidelity VIP High Income	18	15.35	282	6.34%	1.45%	12.72%
Fidelity VIP II Asset Manager	1	15.63	14	1.43%	1.45%	1.52%
Fidelity VIP II Contrafund	38	25.16	948	0.71%	1.45%	6.35%
Fidelity VIP III Balanced	7	18.10	125	1.28%	1.45%	5.61%
Fidelity VIP III Mid Cap	64	59.21 to 56.62	3,692	0.39%	1.35% to 1.45%	10.49% to 10.60%
Fidelity VIP Overseas	2	13.58	29	1.38%	1.45%	(6.50)%
Non-Affiliated Service Class 2:
Fidelity VIP Asset Manager	105	16.12 to 17.50	1,560	1.30%	0.60% to 1.67%	1.12% to 2.22%
Fidelity VIP Balanced	350	18.78 to 19.74	6,167	1.19%	1.00% to 1.67%	5.19% to 5.91%
Fidelity VIP Contrafund	1,830	25.77 to 26.13	33,799	0.61%	0.60% to 1.67%	5.93% to 7.08%
Fidelity VIP Disciplined Small Cap	141	19.40 to 16.79	2,283	0.63%	1.00% to 1.60%	20.35% to 21.09%
Fidelity VIP Equity-Income	320	20.47 to 20.46	5,105	2.16%	0.60% to 1.67%	15.75% to 17.00%
Fidelity VIP Freedom 2010	64	12.57 to 13.16	826	1.24%	1.15% to 1.67%	3.47% to 4.02%
Fidelity VIP Freedom 2015	128	12.55 to 13.39	1,629	1.12%	1.15% to 1.67%	3.82% to 4.36%
Fidelity VIP Freedom 2020	385	12.36 to 13.00	4,813	1.17%	1.15% to 1.67%	4.04% to 4.59%
Fidelity VIP Freedom 2025	308	12.84 to 13.51	3,993	1.32%	1.15% to 1.67%	4.22% to 4.77%
Fidelity VIP Freedom 2030	41	12.45 to 13.12	511	1.23%	1.15% to 1.55%	4.73% to 5.15%
Fidelity VIP Growth	344	20.15 to 14.34	5,398	0.00%	1.00% to 1.67%	(1.13)% to (0.45)%
Fidelity VIP High Income	902	18.47 to 19.54	16,686	5.69%	0.60% to 1.67%	12.26% to 13.48%
Fidelity VIP Index 500	2,267	22.47 to 16.94	35,505	1.39%	0.60% to 1.67%	9.72% to 10.91%
Fidelity VIP Investment Grade Bond	2,227	13.44 to 15.26	29,582	2.43%	0.60% to 1.67%	2.73% to 3.85%
Fidelity VIP Mid Cap	385	32.86 to 30.78	9,185	0.31%	0.60% to 1.67%	10.06% to 11.25%
Fidelity VIP Overseas	310	16.97 to 15.46	3,209	1.21%	0.60% to 1.67%	(6.85)% to (5.84)%
Fidelity VIP Target Volatility	256	10.75 to 10.90	2,758	1.51%	1.15% to 1.60%	3.38% to 3.85%

27

Separate Account I
of
Integrity Life Insurance Company

Notes to Financial Statements (continued)

5. Financial Highlights (continued)

For Year Ended 2016				Investment
	Units	Unit Value	Net Assets	Income	Expense Ratio	Total Return
Subaccount	(000s)	Range	(000s)	Ratio (**)	Range (***)	Range (****)
Non-Affiliated Class 1:
Columbia VIT Mid Cap Value	122	$15.17 to $15.76	$1,870	0.00%	1.00% to 1.67%	12.24% to 13.01%
Franklin Growth and Income VIP Fund	85	22.58 to 22.86	1,923	2.85%	1.10% to 1.35%	10.35% to 10.63%
Franklin Income VIP Fund	225	24.28 to 24.58	5,458	5.10%	1.10% to 1.35%	12.79% to 13.08%
JP Morgan IT Mid Cap Value	24	30.36 to 31.69	727	0.89%	1.00% to 1.55%	12.92% to 13.55%
Morgan Stanley UIF Emerging Markets Debt	22	23.98 to 26.07	563	5.72%	1.00% to 1.55%	8.84% to 9.45%
Morgan Stanley UIF U.S. Real Estate	58	34.21 to 36.67	2,265	1.36%	1.00% to 1.55%	5.16% to 5.75%
Non-Affiliated Class 2:
American Funds Managed Risk Asset Allocation	371	10.68 to 10.88	3,979	1.30%	1.00% to 1.60%	5.56% to 6.20%
Columbia VIT Small Cap Value	130	25.19 to 26.53	3,325	0.40%	1.00% to 1.67%	30.53% to 31.41%
Franklin Growth and Income VIP Fund	430	20.21 to 22.92	7,579	2.63%	1.00% to 1.67%	9.76% to 10.51%
Franklin Income VIP Fund	1,311	19.98 to 20.26	21,781	4.93%	0.60% to 1.67%	12.12% to 13.34%
Franklin Large Cap Growth VIP Fund	256	17.69 to 21.20	3,824	0.00%	1.00% to 1.67%	(3.43)% to (2.77)%
Franklin Mutual Shares VIP Fund	1,388	20.64 to 24.59	19,924	2.04%	1.00% to 1.67%	14.12% to 14.90%
Franklin Small Cap Value VIP Fund	118	15.90 to 16.98	1,946	0.80%	1.00% to 1.67%	28.02% to 28.89%
Invesco VI American Franchise	88	20.23 to 21.49	1,574	0.00%	0.60% to 1.67%	0.31% to 1.41%
Invesco VI American Value	281	16.46 to 17.34	4,670	0.12%	1.00% to 1.60%	13.38% to 14.07%
Invesco VI Comstock	676	16.41 to 22.75	10,344	1.32%	0.60% to 1.60%	15.12% to 16.29%
Invesco VI International Growth	315	10.42 to 10.54	3,262	1.25%	0.80% to 1.67%	(2.04)% to (1.84)%
Invesco VI Mid Cap Growth (April 29, 2016)	9	10.32 to 10.33	94	0.00%	1.10% to 1.55%	3.20% to 3.27%
Templeton Foreign VIP Fund	745	17.73 to 16.97	8,350	1.92%	0.60% to 1.67%	5.39% to 6.53%
Templeton Global Bond VIP Fund	526	9.29 to 9.50	4,911	0.00%	1.00% to 1.60%	1.29% to 1.91%
Templeton Growth VIP Fund	240	17.40 to 20.57	3,604	2.04%	1.00% to 1.67%	7.79% to 8.52%
Morgan Stanley UIF Emerging Markets Debt	118	20.07 to 14.62	1,743	5.94%	1.00% to 1.67%	8.74% to 9.48%
Morgan Stanley UIF Emerging Markets Equity	291	24.73 to 22.11	3,722	0.42%	0.60% to 1.67%	4.84% to 5.98%
Morgan Stanley UIF U. S. Real Estate	368	30.15 to 12.70	5,090	1.06%	1.00% to 1.67%	4.77% to 5.48%
Non-Affiliated Class 3:
BlackRock Capital Appreciation VI	373	13.61 to 14.09	5,106	0.00%	1.00% to 1.60%	(1.73)% to (1.13)%
BlackRock Global Allocation VI	184	10.85 to 11.23	2,028	1.16%	1.00% to 1.60%	2.15% to 2.77%
BlackRock High Yield VI Class III (April 29, 2016)	3	10.61 to 10.65	33	5.21%	1.00% to 1.55%	6.12% to 6.52%
BlackRock Total Return VI Class III (April 29, 2016)	32	9.84 to 9.87	311	1.81%	1.15% to 1.55%	(1.55)% to (1.28)%
TOPS Managed Risk Moderate Growth ETF	351	10.18 to 10.35	3,580	1.95%	1.15% to 1.60%	4.45% to 4.92%
Non-Affiliated Class 4:
American Funds Bond (April 29, 2016)	59	9.82	580	2.78%	1.15%	(1.79)%
American Funds Capital Income Builder	43	9.55 to 9.60	408	3.66%	1.00% to 1.60%	2.38% to 2.75%
American Funds Global Growth	915	10.90 to 11.11	10,011	0.70%	1.00% to 1.60%	(1.24)% to (0.63)%
American Funds Growth	191	12.52 to 12.76	2,397	0.74%	1.00% to 1.60%	7.47% to 8.13%
American Funds Growth-Income	1,275	12.36 to 12.59	15,818	1.36%	1.00% to 1.60%	9.48% to 10.14%
American Funds New World	40	9.16 to 9.33	365	0.71%	1.00% to 1.60%	3.36% to 3.99%
Non-Affiliated Class A:
Deutsche Small Cap Index VIP	20	26.09 to 27.17	540	1.09%	1.35% to 1.45%	19.27% to 19.39%
Non-Affiliated Class B:
Deutsche Small Cap Index	87	24.96 to 26.25	1,613	0.74%	1.00% to 1.67%	18.69% to 19.5%

28

Separate Account I
of
Integrity Life Insurance Company

Notes to Financial Statements (continued)

5. Financial Highlights (continued)

For Year Ended 2016				Investment
	Units	Unit Value	Net Assets	Income	Expense Ratio	Total Return
Subaccount	(000s)	Range	(000s)	Ratio (**)	Range (***)	Range (****)
Advisor Class:
Pimco VIT All Asset	152	$11.88 to $12.60	$1,847	2.59%	1.00% to 1.67%	11.02% to 11.78%
Pimco VIT Foreign Bond (April 29, 2016)	1	10.30	12	3.47%	1.15%	2.96%
Pimco VIT Commodity Real Return	564	4.21 to 4.47	2,426	1.03%	1.00% to 1.67%	12.96% to 13.72%
Pimco VIT Long Term Government	45	9.93 to 10.09	443	1.82%	1.00% to 1.55%	(0.88)% to (0.43)%
Pimco VIT Low Duration	485	10.98 to 11.64	5,413	1.35%	1.00% to 1.67%	(0.39)% to 0.29%
Pimco VIT Real Return	104	11.49 to 12.19	1,218	2.21%	1.00% to 1.67%	3.34% to 4.04%
Pimco VIT Total Return	3,000	12.79 to 13.56	39,441	1.98%	1.00% to 1.67%	0.86% to 1.55%
Investor Class:
Guggenheim VT Global Managed Futures Strategies	101	6.02 to 6.29	617	3.82%	1.15% to 1.67%	(16.19)% to (15.74)%
Guggenheim VT Multi-Hedge Strategies	53	8.46 to 8.97	467	0.10%	1.00% to 1.67%	(2.14)% to (1.48)%
Guggenheim VT Long Short Equity	30	9.59 to 10.17	306	0.00%	1.00% to 1.67%	(1.02)% to (0.35)%
ETF Shares:
iShares Core S&P 500 Index ETF	1,602	43.46 to 45.83	70,447	2.24%	1.75% to 2.75%	9.07% to 10.19%
iShares Core S&P MidCap Index ETF	467	44.02 to 44.66	20,711	1.78%	1.75% to 2.75%	17.36% to 18.56%
iShares Core S&P Small Cap Index ETF	231	47.58 to 48.35	11,059	1.42%	1.75% to 2.75%	23.12% to 24.38%
iShares Core US Aggregate Bond ETF	61	24.32 to 26.94	1,517	2.33%	1.75% to 2.75%	(0.41)% to 0.62%
iShares iBoxx $ High Yield Corporate Bond ETF	21	29.07 to 31.22	639	5.47%	1.75% to 2.75%	10.28% to 11.42%
iShares Intermediate Credit Bond ETF	46	25.31 to 26.45	1,173	2.42%	1.90% to 2.75%	0.47% to 1.35%
iShares International Treasury Bond	417	21.17 to 22.31	8,919	0.70%	1.75% to 2.75%	(1.92)% to (0.91)%
iShares S&P 500 Growth ETF	167	42.64 to 45.89	7,233	1.59%	1.75% to 2.75%	3.88% to 4.94%
iShares S&P 500 Value ETF	75	43.60 to 44.31	3,299	2.47%	1.75% to 2.75%	14.08% to 15.25%
iShares TIPS Bond ETF	9	22.44 to 26.28	218	1.46%	1.75% to 2.75%	1.80% to 2.84%
Vanguard Developed Markets Index Fund ETF	337	29.65 to 27.62	9,938	3.12%	1.75% to 2.75%	(0.17)% to 0.85%
Vanguard Dividend Appreciation Index Fund ETF	58	38.28 to 41.50	2,270	2.22%	1.75% to 2.75%	8.91% to 10.03%
Vanguard Emerging Markets Index Fund ETF	25	22.32 to 20.03	547	2.53%	1.75% to 2.75%	9.11% to 10.23%
Vanguard Intermediate-Term Corporate Bond Index ETF	7	27.40 to 30.48	203	3.22%	1.75% to 2.75%	2.36% to 3.41%
Vanguard Large-Cap Index ETF	33	43.22 to 45.14	1,450	2.10%	1.75% to 2.75%	8.70% to 9.81%
Vanguard Mega Cap Index ETF	4	43.41 to 45.52	155	2.23%	1.75% to 2.75%	8.83% to 9.95%
Vanguard REIT Index ETF	17	40.05 to 42.95	682	4.87%	1.75% to 2.75%	5.64% to 6.72%
Vanguard Short Term Bond ETF	18	23.05 to 24.01	421	1.45%	1.90% to 2.75%	(1.45)% to (0.59)%
Vanguard Total Bond Market Index ETF	2,749	24.28 to 26.98	67,946	2.42%	1.75% to 2.75%	(0.30)% to 0.73%
29

Separate Account I
of
Integrity Life Insurance Company

Notes to Financial Statements (continued)

5. Financial Highlights (continued)

For Year Ended 2015				Investment
	Units	Unit Value	Net Assets	Income	Expense Ratio	Total Return
Subaccount	(000s)	Range	(000s)	Ratio (**)	Range (***)	Range (****)
Affiliated
Touchstone Active Bond	718	$12.86 to $15.91	$9,421	1.79%	1.00% to 1.67%	(2.92)% to (2.26)%
Touchstone Aggressive ETF	830	18.53 to 18.36	13,901	1.62%	0.60% to 2.15%	(2.25)% to (0.70)%
Touchstone Conservative ETF	791	13.46 to 16.07	11,097	1.41%	0.60% to 2.15%	(2.38)% to (0.84)%
Touchstone Focused	1,379	27.36 to 26.26	30,064	0.00%	0.60% to 1.67%	0.27% to 1.36%
Touchstone Large Cap Core Equity	1,065	18.69 to 17.05	16,326	1.22%	1.00% to 1.67%	(5.61)% to (4.97)%
Touchstone Moderate ETF	956	16.21 to 17.63	13,887	1.78%	0.60% to 2.15%	(2.33)% to (0.78)%
Non-Affiliated Initial Class:
Fidelity VIP Balanced	139	14.69 to 14.84	2,592	1.43%	1.10% to 1.35%	(0.77)% to (0.51)%
Fidelity VIP Overseas	89	9.33 to 9.79	2,165	1.29%	1.00% to 1.55%	2.02% to 2.59%
Fidelity VIP Equity-Income	205	70.92	9,803	2.98%	1.35%	(5.26)%
Fidelity VIP Growth	67	98.70	6,613	0.25%	1.35%	5.73%
Fidelity VIP High Income	58	24.48	1,409	6.44%	1.35%	(4.93)%
Fidelity VIP II Asset Manager	80	49.19	3,943	1.42%	1.35%	(1.21)%
Fidelity VIP II Contrafund	332	31.97 to 32.29	15,738	0.96%	1.10% to 1.35%	(0.69)% to (0.44)%
Fidelity VIP II Index 500	258	14.49 to 14.61	6,319	1.81%	1.35% to 1.45%	(0.13)% to (0.03)%
Fidelity VIP II Investment Grade Bond	249	12.70 to 13.33	4,561	2.38%	1.00% to 1.55%	(2.13)% to (1.59)%
Fidelity VIP Government Money Market	2,342	9.89 to 9.96	23,184	0.03%	0.60% to 1.67%	(1.13)% to (0.39)%
Non-Affiliated Service Class:
Fidelity VIP Equity-Income	18	16.62	306	3.06%	1.45%	(5.48)%
Fidelity VIP Growth	42	15.77 to 16.04	672	0.14%	1.10% to 1.45%	5.50% to 5.88%
Fidelity VIP High Income	15	13.62	205	6.97%	1.45%	(5.15)%
Fidelity VIP II Asset Manager	1	15.40	14	1.47%	1.45%	(1.42)%
Fidelity VIP II Contrafund	46	23.66	1,099	0.94%	1.45%	(0.90)%
Fidelity VIP III Balanced	7	17.14	120	1.42%	1.45%	(0.95)%
Fidelity VIP III Mid Cap	84	53.59 to 51.19	4,338	0.36%	1.35% to 1.45%	(2.93)% to (2.83)%
Fidelity VIP Overseas	2	14.53	32	1.28%	1.45%	1.99%
Non-Affiliated Service Class 2:
Fidelity VIP Asset Manager	108	15.94 to 17.12	1,578	1.33%	0.60% to 1.67%	(1.73)% to (0.66)%
Fidelity VIP Balanced	382	17.85 to 18.64	6,411	1.27%	1.00% to 1.67%	(1.31)% to (0.64)%
Fidelity VIP Contrafund	1,959	24.33 to 24.40	34,776	0.76%	0.60% to 1.67%	(1.26)% to (0.19)%
Fidelity VIP Disciplined Small Cap	90	13.21 to 13.86	1,209	0.27%	1.00% to 1.55%	(3.69)% to (3.16)%
Fidelity VIP Equity-Income	337	17.68 to 17.49	4,710	2.59%	0.60% to 1.67%	(5.84)% to (4.81)%
Fidelity VIP Freedom 2010	73	12.15 to 12.66	897	1.32%	1.15% to 1.67%	(2.19)% to (1.67)%
Fidelity VIP Freedom 2015	163	12.09 to 12.83	1,988	1.32%	1.15% to 1.67%	(2.17)% to (1.65)%
Fidelity VIP Freedom 2020	436	11.88 to 12.43	5,220	1.61%	1.15% to 1.67%	(2.12)% to (1.60)%
Fidelity VIP Freedom 2025	300	12.32 to 12.90	3,713	1.88%	1.15% to 1.67%	(2.17)% to (1.65)%
Fidelity VIP Freedom 2030	40	11.89 to 12.48	483	1.45%	1.15% to 1.55%	(2.07)% to (1.67)%
Fidelity VIP Growth	311	15.05 to 14.40	4,921	0.03%	1.00% to 1.60%	5.20% to 5.84%
Fidelity VIP High Income	810	16.46 to 17.22	12,830	6.72%	0.60% to 1.67%	(5.47)% to (4.44)%
Fidelity VIP Index 500	2,250	20.48 to 15.27	32,118	2.91%	0.60% to 1.67%	(0.60)% to 0.48%
Fidelity VIP Investment Grade Bond	1,814	13.08 to 14.70	23,600	2.50%	0.60% to 1.67%	(2.50)% to (1.44)%
Fidelity VIP Mid Cap	426	29.85 to 27.67	9,404	0.23%	0.60% to 1.67%	(3.27)% to (2.22)%
Fidelity VIP Overseas	349	18.22 to 16.42	3,950	1.08%	0.60% to 1.67%	1.57% to 2.68%
Fidelity VIP Target Volatility	161	10.40 to 10.49	1,685	1.32%	1.15% to 1.60%	(2.92)% to (2.47)%
Non-Affiliated Class 1:
Columbia VIT Mid Cap Value	151	13.51 to 13.95	2,068	0.00%	1.00% to 1.67%	(6.57)% to (5.94)%
Franklin Growth and Income VIP Fund	106	20.46 to 20.66	2,172	3.70%	1.10% to 1.35%	(1.96)% to (1.71)%
Franklin Income VIP Fund	263	21.53 to 21.74	5,659	4.88%	1.10% to 1.35%	(8.09)% to (7.86)%
JP Morgan IT Mid Cap Value	30	26.89 to 27.91	789	1.00%	1.00% to 1.55%	(4.16)% to (3.63)%
Morgan Stanley UIF Emerging Markets Debt	24	22.03 to 23.82	558	5.66%	1.00% to 1.55%	(2.65)% to (2.10)%
Morgan Stanley UIF U.S. Real Estate	71	32.53 to 34.68	2,617	1.32%	1.00% to 1.55%	0.59% to 1.15%
Non-Affiliated Class 2:
American Funds Managed Risk Asset Allocation	234	10.12 to 10.25	2,372	1.62%	1.00% to 1.60%	(2.65)% to (2.06)%
Columbia VIT Small Cap Value	125	19.30 to 20.19	2,440	0.57%	1.00% to 1.67%	(7.88)% to (7.25)%
Franklin Growth and Income VIP Fund	464	18.42 to 20.74	7,671	3.40%	1.00% to 1.67%	(2.56)% to (1.90)%
Franklin Income VIP Fund	1,300	17.82 to 17.87	19,732	4.84%	0.60% to 1.67%	(8.61)% to (7.61)%

30

Separate Account I
of
Integrity Life Insurance Company

Notes to Financial Statements (continued)

5. Financial Highlights (continued)

For Year Ended 2015				Investment
	Units	Unit Value	Net Assets	Income	Expense Ratio	Total Return
Subaccount	(000s)	Range	(000s)	Ratio (**)	Range (***)	Range (****)
Non-Affiliated Class 2 (continued):
Franklin Large Cap Growth VIP Fund	285	$18.32 to $21.80	$4,543	0.27%	1.00% to 1.67%	3.86% to 4.57%
Franklin Mutual Shares VIP Fund	1,332	18.09 to 21.40	17,277	3.29%	1.00% to 1.67%	(6.52)% to (5.89)%
Franklin Small Cap Value VIP Fund	107	12.42 to 13.18	1,367	0.66%	1.00% to 1.67%	(8.93)% to (8.31)%
Invesco VI American Franchise	97	20.17 to 21.20	1,749	0.00%	0.60% to 1.67%	3.00% to 4.12%
Invesco VI American Value	218	14.52 to 15.20	3,192	0.01%	1.00% to 1.60%	(10.81)% to (10.26)%
Invesco VI Comstock	587	14.26 to 19.56	8,009	1.74%	0.60% to 1.60%	(7.69)% to (6.76)%
Invesco VI International Growth	244	10.64 to 10.74	2,588	1.40%	0.80% to 1.67%	(3.93)% to (3.73)%
Templeton Foreign VIP Fund	670	16.82 to 15.93	7,440	3.22%	0.60% to 1.67%	(8.05)% to (7.05)%
Templeton Global Bond VIP Fund	549	9.18 to 9.33	5,051	9.73%	1.00% to 1.60%	(5.83)% to (5.26)%
Templeton Growth VIP Fund	269	16.15 to 18.95	3,770	2.69%	1.00% to 1.67%	(8.05)% to (7.42)%
Morgan Stanley UIF Emerging Markets Debt	97	18.46 to 13.36	1,334	6.82%	1.00% to 1.67%	(2.82)% to (2.16)%
Morgan Stanley UIF Emerging Markets Equity	280	23.59 to 20.86	3,304	0.75%	0.60% to 1.67%	(12.20)% to (11.24)%
Morgan Stanley UIF U. S. Real Estate	345	28.78 to 12.04	4,607	1.18%	1.00% to 1.67%	0.22% to 0.90%
Non-Affiliated Class 3:
BlackRock Capital Appreciation VI	262	13.85 to 14.25	3,652	0.00%	1.00% to 1.60%	4.91% to 5.54%
BlackRock Global Allocation VI	209	10.62 to 10.93	2,252	1.03%	1.00% to 1.60%	(2.58)% to (1.99)%
TOPS Managed Risk Moderate Growth ETF	219	9.74 to 9.86	2,139	1.39%	1.15% to 1.60%	(7.96)% to (7.54)%
Non-Affiliated Class 4:
American Funds Capital Income Builder (April 23, 2015)	7	9.31 to 9.34	68	3.11%	1.15% to 1.55%	(6.90)% to (6.64)%
American Funds Global Growth	980	11.04 to 11.18	10,844	4.09%	1.00% to 1.60%	4.98% to 5.62%
American Funds Growth	89	11.65 to 11.80	1,036	0.84%	1.00% to 1.60%	4.88% to 5.52%
American Funds Growth-Income	1,183	11.29 to 11.43	13,382	4.54%	1.00% to 1.60%	(0.41)% to 0.20%
American Funds New World	26	8.86 to 8.97	227	0.69%	1.00% to 1.60%	(4.92)% to (4.34)%
Non-Affiliated Class A:
Deutsche Small Cap Index VIP	21	21.87 to 22.75	471	1.02%	1.35% to 1.45%	(5.98)% to (5.88)%
Non-Affiliated Class B:
Deutsche Small Cap Index	67	21.03 to 21.97	1,132	0.82%	1.00% to 1.67%	(6.44)% to (5.81)%
Advisor Class:
Pimco VIT All Asset	105	10.86 to 11.28	1,148	2.47%	1.00% to 1.60%	(10.64)% to (10.10)%
Pimco VIT Commodity Real Return	438	3.73 to 3.93	1,667	4.20%	1.00% to 1.67%	(26.90)% to (26.41)%
Pimco VIT Long Term Government	29	10.01 to 10.14	289	1.92%	1.00% to 1.55%	(2.90)% to (2.46)%
Pimco VIT Low Duration	1,041	11.02 to 11.61	11,670	3.46%	1.00% to 1.67%	(1.45)% to (0.78)%
Pimco VIT Real Return	107	11.12 to 11.71	1,213	3.48%	1.00% to 1.67%	(4.42)% to (3.77)%
Pimco VIT Total Return	2,941	12.68 to 13.36	38,244	4.63%	1.00% to 1.67%	(1.31)% to (0.63)%
Investor Class:
Guggenheim VT Global Managed Futures Strategies	106	7.19 to 7.46	774	2.58%	1.15% to 1.67%	(3.19)% to (2.68)%
Guggenheim VT Multi-Hedge Strategies	70	8.65 to 9.11	622	0.64%	1.00% to 1.67%	0.15% to 0.83%
Guggenheim VT Long Short Equity	35	9.69 to 10.21	359	0.00%	1.00% to 1.67%	(0.43)% to 0.25%
ETF Shares:
iShares Core S&P 500 Index ETF	1,451	39.85 to 41.59	58,349	2.19%	1.75% to 2.75%	(1.49)% to (0.48)%
iShares Core S&P MidCap Index ETF	438	37.51 to 37.67	16,473	1.52%	1.75% to 2.75%	(4.97)% to (3.99)%
iShares Core S&P Small Cap Index ETF	220	38.65 to 38.87	8,523	1.45%	1.75% to 2.75%	(4.76)% to (3.78)%
iShares Core US Aggregate Bond ETF	59	24.42 to 26.77	1,486	2.27%	1.75% to 2.75%	(2.28)% to (1.27)%
iShares iBoxx $ High Yield Corporate Bond ETF	12	26.36 to 28.02	325	5.41%	1.75% to 2.75%	(7.64)% to (6.69)%
iShares Intermediate Credit Bond ETF	41	25.19 to 26.10	1,033	2.50%	1.90% to 2.75%	(2.19)% to (1.33)%
iShares International Treasury Bond	359	21.59 to 22.51	7,814	0.12%	1.75% to 2.75%	(9.79)% to (8.86)%
iShares S&P 500 Growth ETF	146	41.04 to 43.73	6,067	1.56%	1.75% to 2.75%	2.48% to 3.53%
iShares S&P 500 Value ETF	70	38.21 to 38.44	2,696	2.38%	1.75% to 2.75%	(5.94)% to (4.98)%
iShares TIPS Bond ETF	9	22.05 to 25.56	218	0.32%	1.75% to 2.75%	(4.46)% to (3.47)%
Vanguard Developed Markets Index Fund ETF	284	29.70 to 27.38	8,328	2.76%	1.75% to 2.75%	(3.10)% to (2.10)%
Vanguard Dividend Appreciation Index Fund ETF	56	35.15 to 37.72	2,015	2.33%	1.75% to 2.75%	(4.62)% to (3.64)%
Vanguard Emerging Markets Index Fund ETF	24	20.46 to 18.17	465	2.85%	1.75% to 2.75%	(18.14)% to (17.30)%
Vanguard Intermediate-Term Corporate Bond Index ETF	7	26.77 to 29.48	191	3.27%	1.75% to 2.75%	(1.85)% to (0.85)%
Vanguard Large-Cap Index ETF	31	39.76 to 41.10	1,221	1.93%	1.75% to 2.75%	(1.75)% to (0.74)%

31

Separate Account I
of
Integrity Life Insurance Company

Notes to Financial Statements (continued)

5. Financial Highlights (continued)

For Year Ended 2015				Investment
	Units	Unit Value	Net Assets	Income	Expense Ratio	Total Return
Subaccount	(000s)	Range	(000s)	Ratio (**)	Range (***)	Range (****)
ETF Shares (continued):
Vanguard Mega Cap Index ETF	4	39.89 to 41.40	$171	2.09%	1.75% to 2.75%	(1.35)% to (0.34)%
Vanguard REIT Index ETF	14	37.92 to 40.24	535	3.90%	1.75% to 2.75%	(0.39)% to 0.63%
Vanguard Short Term Bond ETF	22	$23.39 to $24.16	527	1.33%	1.90% to 2.75%	(1.85)% to (0.99)%
Vanguard Total Bond Market Index ETF	2,358	24.35 to 26.78	58,404	2.46%	1.75% to 2.75%	(2.20)% to (1.19)%

32

Separate Account I
of
Integrity Life Insurance Company

Notes to Financial Statements (continued)

5. Financial Highlights (continued)

For Year Ended 2014				Investment
	Units	Unit Value	Net Assets	Income	Expense Ratio	Total Return
Subaccount	(000s)	Range	(000s)	Ratio (**)	Range (***)	Range (****)
Affiliated
Touchstone Active Bond	863	$13.24 to $16.27	$11,784	2.51%	1.00% to 1.67%	2.09% to 2.78%
Touchstone Aggressive ETF	927	18.95 to 18.49	15,659	0.00%	0.60% to 2.15%	5.18% to 6.85%
Touchstone Conservative ETF	903	13.79 to 16.20	12,905	1.14%	0.60% to 2.15%	2.97% to 4.59%
Touchstone Focused	503	27.28 to 25.90	10,416	0.00%	0.60% to 1.67%	11.21% to 12.42%
Touchstone Large Cap Core Equity	1,576	19.80 to 17.94	25,357	1.09%	1.00% to 1.67%	13.01% to 13.78%
Touchstone Moderate ETF	1,079	16.60 to 17.76	15,997	1.44%	0.60% to 2.15%	4.66% to 6.32%
Non-Affiliated Initial Class:
Fidelity VIP Balanced	159	14.80 to 14.91	3,028	1.43%	1.10% to 1.35%	8.77% to 9.05%
Fidelity VIP Overseas	103	9.14 to 9.54	2,352	1.23%	1.00% to 1.55%	(9.5)% to (9.00)%
Fidelity VIP Equity-Income	242	74.86	12,186	2.73%	1.35%	7.25%
Fidelity VIP Growth	78	93.35	7,265	0.18%	1.35%	9.80%
Fidelity VIP High Income	44	25.75	1,138	3.30%	1.35%	(0.21)%
Fidelity VIP II Asset Manager	100	49.79	4,955	1.32%	1.35%	4.41%
Fidelity VIP II Contrafund	391	32.19 to 32.43	18,883	0.94%	1.10% to 1.35%	10.43% to 10.71%
Fidelity VIP II Index 500	305	14.50 to 14.62	7,738	1.51%	1.35% to 1.45%	11.93% to 12.04%
Fidelity VIP II Investment Grade Bond	305	12.97 to 13.54	5,640	2.05%	1.00% to 1.55%	4.19% to 4.77%
Non-Affiliated Service Class:
Fidelity VIP Equity-Income	19	17.58	338	2.69%	1.45%	7.07%
Fidelity VIP Growth	51	14.95 to 15.15	770	0.08%	1.10% to 1.45%	9.58% to 9.97%
Fidelity VIP High Income	9	14.36	123	2.32%	1.45%	(0.39)%
Fidelity VIP II Asset Manager	1	15.62	14	1.40%	1.45%	4.15%
Fidelity VIP II Contrafund	40	23.87	963	0.85%	1.45%	10.20%
Fidelity VIP III Balanced	8	17.31	134	1.35%	1.45%	8.50%
Fidelity VIP III Mid Cap	102	55.20 to 52.68	5,419	0.15%	1.35% to 1.45%	4.66% to 4.76%
Fidelity VIP Overseas	2	14.24	32	1.26%	1.45%	(9.49)%
Non-Affiliated Service Class 2:
Fidelity VIP Asset Manager	119	16.22 to 17.24	1,740	1.42%	0.60% to 1.67%	3.78% to 4.91%
Fidelity VIP Balanced	404	18.09 to 18.76	6,960	1.27%	1.00% to 1.67%	8.18% to 8.92%
Fidelity VIP Contrafund	2,180	24.64 to 24.44	39,494	0.75%	0.60% to 1.67%	9.79% to 10.99%
Fidelity VIP Disciplined Small Cap	106	16.75 to 14.32	1,466	0.11%	1.00% to 1.60%	3.25% to 3.88%
Fidelity VIP Equity-Income	448	18.78 to 18.37	6,515	2.55%	0.60% to 1.67%	6.67% to 7.83%
Fidelity VIP Freedom 2010	100	12.42 to 12.93	1,258	1.37%	1.15% to 1.67%	2.47% to 3.01%
Fidelity VIP Freedom 2015	341	12.36 to 12.87	4,235	1.36%	1.15% to 1.67%	2.71% to 3.25%
Fidelity VIP Freedom 2020	415	12.13 to 12.64	5,076	1.48%	1.15% to 1.67%	2.85% to 3.39%
Fidelity VIP Freedom 2025	228	12.59 to 13.12	2,880	1.45%	1.15% to 1.67%	3.10% to 3.65%
Fidelity VIP Freedom 2030	39	12.14 to 12.69	476	1.48%	1.15% to 1.55%	3.12% to 3.54%
Fidelity VIP Growth	455	19.39 to 13.61	6,912	0.00%	1.00% to 1.67%	9.16% to 9.90%
Fidelity VIP High Income	236	17.41 to 18.02	3,813	1.26%	0.60% to 1.67%	(0.78)% to 0.30%
Fidelity VIP Index 500	1,109	20.61 to 15.20	16,358	1.52%	0.60% to 1.67%	11.40% to 12.61%
Fidelity VIP Investment Grade Bond	1,594	13.42 to 14.91	21,548	2.14%	0.60% to 1.67%	3.86% to 4.98%
Fidelity VIP Mid Cap	519	30.86 to 28.30	11,975	0.02%	0.60% to 1.67%	4.26% to 5.40%
Fidelity VIP Overseas	429	17.94 to 15.99	4,720	1.13%	0.60% to 1.67%	(9.83)% to (8.85)%
Fidelity VIP Target Volatility	95	10.71 to 10.76	1,020	1.72%	1.15% to 1.60%	7.08% to 7.59%
Non-Affiliated Class 1:
Columbia VIT Mid Cap Value	110	14.46 to 14.83	1,611	0.00%	1.00% to 1.67%	10.49% to 11.24%
Franklin Growth and Income VIP Fund	143	20.87 to 21.02	2,993	2.57%	1.10% to 1.35%	7.92% to 8.19%
Franklin Income VIP Fund	303	23.43 to 23.60	7,092	5.06%	1.10% to 1.35%	3.51% to 3.77%
JP Morgan IT Mid Cap Value	32	28.06 to 28.96	889	0.79%	1.00% to 1.55%	13.32% to 13.96%
Morgan Stanley UIF Emerging Markets Debt	34	22.63 to 24.33	829	5.81%	1.00% to 1.55%	1.33% to 1.90%
Morgan Stanley UIF U.S. Real Estate	89	32.34 to 34.28	3,187	1.41%	1.00% to 1.55%	27.71% to 28.43%
Non-Affiliated Class 2:
American Funds Managed Risk Asset Allocation	103	10.40 to 10.46	1,077	0.10%	1.00% to 1.60%	3.98% to 4.64%
Columbia VIT Small Cap Value	115	20.95 to 21.77	2,436	0.47%	1.00% to 1.67%	1.33% to 2.02%
Franklin Growth and Income VIP Fund	515	18.90 to 21.14	8,810	2.36%	1.00% to 1.67%	7.31% to 8.05%
Franklin Income VIP Fund	1,809	19.49 to 19.35	30,434	4.90%	0.60% to 1.67%	2.87% to 3.99%
Franklin Large Cap Growth VIP Fund	287	17.64 to 20.85	4,504	1.07%	1.00% to 1.67%	10.58% to 11.34%

33

Separate Account I
of
Integrity Life Insurance Company

Notes to Financial Statements (continued)

5. Financial Highlights (continued)

For Year Ended 2014				Investment
	Units	Unit Value	Net Assets	Income	Expense Ratio	Total Return
Subaccount	(000s)	Range	(000s)	Ratio (**)	Range (***)	Range (****)
Non-Affiliated Class 2 (continued):
Franklin Mutual Shares VIP Fund	1,777	$19.35 to $22.74	$25,815	2.05%	1.00% to 1.67%	5.33% to 6.05%
Franklin Small Cap Value VIP Fund	125	13.64 to 14.37	1,749	0.58%	1.00% to 1.67%	(1.11)% to (0.43)%
Invesco VI American Franchise	90	19.58 to 20.36	1,621	0.00%	0.60% to 1.67%	6.36% to 7.52%
Invesco VI American Value	180	16.28 to 16.94	2,959	0.22%	1.00% to 1.60%	7.73% to 8.38%
Invesco VI Comstock	501	15.44 to 20.98	7,666	1.15%	0.60% to 1.60%	7.36% to 8.45%
Invesco VI International Growth	178	11.07 to 11.15	1,961	1.58%	0.80% to 1.67%	(1.26)% to (1.06)%
Templeton Foreign VIP Fund	653	18.29 to 17.14	8,156	1.89%	0.60% to 1.67%	(12.62)% to (11.66)%
Templeton Global Bond VIP Fund	364	9.74 to 9.84	3,551	5.02%	1.00% to 1.60%	0.21% to 0.82%
Templeton Growth VIP Fund	318	17.56 to 20.47	4,837	1.50%	1.00% to 1.67%	(4.44)% to (3.79)%
Morgan Stanley UIF Emerging Markets Debt	119	19.00 to 13.65	1,683	5.32%	1.00% to 1.67%	1.17% to 1.86%
Morgan Stanley UIF Emerging Markets Equity	314	26.86 to 23.51	4,392	0.31%	0.60% to 1.67%	(6.15)% to (5.13)%
Morgan Stanley UIF U. S. Real Estate	365	28.71 to 11.94	4,970	1.16%	1.00% to 1.67%	27.27% to 28.13%
Non-Affiliated Class 3:
BlackRock Capital Appreciation VI	224	13.20 to 13.50	2,974	0.00%	1.00% to 1.60%	6.82% to 7.47%
BlackRock Global Allocation VI	218	10.90 to 11.15	2,393	2.40%	1.00% to 1.60%	0.30% to 0.91%
TOPS Managed Risk Moderate Growth ETF	133	10.59 to 10.67	1,410	1.87%	1.15% to 1.60%	1.11% to 1.57%
Non-Affiliated Class 4:
American Funds Global Growth	12	10.52 to 10.57	130	2.04%	1.15% to 1.55%	5.21% to 5.66%
American Funds Growth	55	11.11 to 11.16	612	2.52%	1.15% to 1.60%	11.08% to 11.62%
American Funds Growth-Income	100	11.33 to 11.41	1,131	2.19%	1.00% to 1.60%	13.35% to 14.07%
American Funds New World	8	9.32 to 9.38	75	1.67%	1.00% to 1.60%	(6.79)% to (6.19)%
Non-Affiliated Class A:
Deutsche Small Cap Index VIP	24	23.27 to 24.18	582	0.95%	1.35% to 1.45%	3.22% to 3.33%
Non-Affiliated Class B:
Deutsche Small Cap Index	88	22.48 to 23.32	1,616	0.74%	1.00% to 1.67%	2.73% to 3.43%
Advisor Class:
Pimco VIT All Asset	208	12.15 to 12.54	2,548	4.79%	1.00% to 1.60%	(1.15)% to (0.55)%
Pimco VIT Commodity Real Return	401	5.10 to 5.34	2,084	0.26%	1.00% to 1.67%	(19.98)% to (19.43)%
Pimco VIT Long Term Government	6	10.30 to 10.39	57	2.30%	1.00% to 1.55%	2.95% to 3.91%
Pimco VIT Low Duration	1,824	11.18 to 11.70	20,697	1.07%	1.00% to 1.67%	(0.93)% to (0.26)%
Pimco VIT Real Return	152	11.63 to 12.17	1,801	1.33%	1.00% to 1.67%	1.27% to 1.96%
Pimco VIT Total Return	3,315	12.85 to 13.44	43,609	2.14%	1.00% to 1.67%	2.44% to 3.13%
Investor Class:
Guggenheim VT Global Managed Futures Strategies	128	7.42 to 7.67	958	0.00%	1.15% to 1.67%	10.21% to 10.80%
Guggenheim VT Multi-Hedge Strategies	87	8.63 to 9.03	767	0.00%	1.00% to 1.67%	2.91% to 3.61%
Guggenheim VT Long Short Equity	51	9.73 to 10.18	515	0.00%	1.00% to 1.67%	1.08% to 1.77%
ETF Shares:
iShares Core S&P 500 Index ETF	1,189	40.45 to 41.80	48,435	2.01%	1.75% to 2.75%	10.47% to 11.60%
iShares Core S&P MidCap Index ETF	360	39.48 to 39.23	14,190	1.47%	1.75% to 2.75%	6.67% to 7.77%
iShares Core S&P Small Cap Index ETF	183	40.58 to 40.40	7,427	1.35%	1.75% to 2.75%	2.86% to 3.92%
iShares Core US Aggregate Bond ETF	54	24.99 to 27.12	1,397	2.56%	1.75% to 2.75%	3.08% to 4.14%
iShares iBoxx $ High Yield Corporate Bond ETF	13	28.54 to 30.03	375	5.91%	1.75% to 2.75%	(0.93)% to 0.09%
iShares Intermediate Credit Bond ETF	33	25.76 to 26.46	846	2.64%	1.90% to 2.75%	0.98% to 1.87%
iShares International Treasury Bond	260	23.93 to 24.70	6,265	1.31%	1.75% to 2.75%	(5.40)% to (4.43)%
iShares S&P 500 Growth ETF	121	40.05 to 42.23	4,882	1.52%	1.75% to 2.75%	11.52% to 12.66%
iShares S&P 500 Value ETF	62	40.63 to 40.46	2,518	2.32%	1.75% to 2.75%	9.09% to 10.21%
iShares TIPS Bond ETF	10	23.08 to 26.48	256	1.48%	1.75% to 2.75%	0.74% to 1.78%
Vanguard Developed Markets Index Fund ETF	225	30.65 to 27.97	6,750	3.43%	1.75% to 2.75%	(8.58)% to (7.64)%
Vanguard Dividend Appreciation Index Fund ETF	49	36.86 to 39.15	1,831	2.09%	1.75% to 2.75%	7.05% to 8.15%
Vanguard Emerging Markets Index Fund ETF	21	25.00 to 21.97	486	2.76%	1.75% to 2.75%	(2.80)% to (1.80)%
Vanguard Intermediate-Term Corporate Bond Index ETF	7	27.28 to 29.73	191	3.24%	1.75% to 2.75%	4.70% to 5.77%
Vanguard Large-Cap Index ETF	31	40.47 to 41.41	1,243	1.91%	1.75% to 2.75%	10.26% to 11.39%
Vanguard Mega Cap Index ETF	5	40.44 to 41.54	222	1.97%	1.75% to 2.75%	10.22% to 11.35%
Vanguard REIT Index ETF	14	38.07 to 39.99	522	4.02%	1.75% to 2.75%	26.76% to 28.06%
Vanguard Short Term Bond ETF	12	23.83 to 24.40	279	1.23%	1.90% to 2.75%	(1.42)% to (0.56)%
Vanguard Total Bond Market Index ETF	1,874	24.90 to 27.11	47,472	2.56%	1.75% to 2.75%	2.99% to 4.04%

34

Separate Account I
of
Integrity Life Insurance Company

Notes to Financial Statements (continued)

5. Financial Highlights (continued)

For Year Ended 2013				Investment
	Units	Unit Value	Net Assets	Income	Expense Ratio	Total Return
Subaccount	(000s)	Range	(000s)	Ratio (**)	Range (***)	Range (****)
Affiliated
Touchstone Active Bond	911	$12.97 to $15.83	$12,258	2.99%	1.00% to 1.67%	(3.81)% to (3.16)%
Touchstone Aggressive ETF	1,058	18.02 to 17.30	16,798	3.13%	0.60% to 2.15%	20.28% to 22.18%
Touchstone Conservative ETF	966	13.40 to 15.49	13,317	1.52%	0.60% to 2.15%	6.17% to 7.85%
Touchstone Focused	530	24.53 to 23.04	10,154	0.00%	0.60% to 1.67%	32.56% to 34.00%
Touchstone Large Cap Core Equity	1,453	17.52 to 15.77	21,284	1.42%	1.00% to 1.67%	29.33% to 30.21%
Touchstone Moderate ETF	1,451	15.86 to 16.71	20,526	1.82%	0.60% to 2.15%	13.82% to 15.62%
Non-Affiliated Initial Class:
Fidelity VIP Balanced	190	13.61 to 13.68	3,274	1.49%	1.10% to 1.35%	18.05% to 18.34%
Fidelity VIP Overseas	128	10.10 to 10.49	3,238	1.34%	1.00% to 1.55%	28.42% to 29.13%
Fidelity VIP Equity-Income	282	20.15 to 69.80	13,022	2.46%	1.35%	26.42%
Fidelity VIP Growth	87	85.02	7,397	0.28%	1.35%	34.50%
Fidelity VIP High Income	100	25.80	2,574	5.65%	1.35%	4.52%
Fidelity VIP II Asset Manager	129	47.69	6,158	1.50%	1.35%	14.15%
Fidelity VIP II Contrafund	449	29.15 to 29.29	19,394	1.06%	1.10% to 1.35%	29.52% to 29.84%
Fidelity VIP II Index 500	364	12.96 to 13.05	8,363	1.84%	1.35% to 1.45%	30.33% to 30.46%
Fidelity VIP II Investment Grade Bond	366	12.45 to 12.92	6,469	2.24%	1.00% to 1.55%	(3.30)% to (2.76)%
Non-Affiliated Service Class:
Fidelity VIP Equity-Income	22	16.42	361	2.20%	1.45%	26.16%
Fidelity VIP Growth	73	13.64 to 13.77	993	0.19%	1.10% to 1.45%	34.23% to 34.71%
Fidelity VIP High Income	23	14.42	325	4.99%	1.45%	4.34%
Fidelity VIP II Asset Manager	1	15.00	14	0.35%	1.45%	13.86%
Fidelity VIP II Contrafund	46	21.66	995	1.01%	1.45%	29.25%
Fidelity VIP III Balanced	9	15.95	136	1.41%	1.45%	17.77%
Fidelity VIP III Mid Cap	120	52.75 to 50.29	6,075	0.39%	1.35% to 1.45%	34.09% to 34.23%
Fidelity VIP Overseas	2	15.74	37	1.32%	1.45%	28.49%
Non-Affiliated Service Class 2:
Fidelity VIP Asset Manager	103	15.63 to 16.43	1,474	1.39%	0.60% to 1.67%	13.41% to 14.65%
Fidelity VIP Balanced	429	16.72 to 17.22	6,859	1.32%	1.00% to 1.67%	17.29% to 18.09%
Fidelity VIP Contrafund	2,160	22.44 to 22.02	36,772	0.86%	0.60% to 1.67%	28.77% to 30.17%
Fidelity VIP Disciplined Small Cap	104	16.22 to 13.78	1,394	0.25%	1.00% to 1.60%	35.75% to 36.58%
Fidelity VIP Equity-Income	517	17.60 to 17.04	7,205	2.46%	0.60% to 1.67%	25.70% to 27.06%
Fidelity VIP Freedom 2010	109	12.12 to 12.55	1,331	1.43%	1.15% to 1.67%	11.31% to 11.90%
Fidelity VIP Freedom 2015	182	12.03 to 12.47	2,203	1.56%	1.15% to 1.67%	12.20% to 12.79%
Fidelity VIP Freedom 2020	405	11.80 to 12.22	4,803	1.61%	1.15% to 1.67%	13.71% to 14.31%
Fidelity VIP Freedom 2025	229	12.22 to 12.65	2,801	1.76%	1.15% to 1.67%	17.72% to 18.34%
Fidelity VIP Freedom 2030	38	11.77 to 12.26	458	1.53%	1.15% to 1.55%	19.53% to 20.01%
Fidelity VIP Growth	348	17.76 to 12.38	4,796	0.05%	1.00% to 1.67%	33.73% to 34.64%
Fidelity VIP High Income	1,335	17.54 to 17.96	23,694	5.90%	0.60% to 1.67%	3.93% to 5.06%
Fidelity VIP Index 500	1,123	18.50 to 13.50	14,990	1.89%	0.60% to 1.67%	29.71% to 31.12%
Fidelity VIP Investment Grade Bond	1,384	12.92 to 14.20	18,176	2.26%	0.60% to 1.67%	(3.70)% to (2.65)%
Fidelity VIP Mid Cap	599	29.60 to 26.85	13,623	0.27%	0.60% to 1.67%	33.60% to 35.06%
Fidelity VIP Overseas	446	19.89 to 17.54	5,566	1.14%	0.60% to 1.67%	28.00% to 29.39%
Non-Affiliated Class 1:
Columbia VIT Mid Cap Value	160	13.09 to 13.33	2,103	0.00%	1.00% to 1.67%	35.57% to 36.49%
Franklin Growth and Income VIP Fund	165	19.34 to 19.43	3,193	2.76%	1.10% to 1.35%	28.21% to 28.53%
Franklin Income VIP Fund	351	22.63 to 22.74	7,939	6.50%	1.10% to 1.35%	12.64% to 12.93%
JP Morgan IT Mid Cap Value	34	24.76 to 25.41	833	1.03%	1.00% to 1.55%	30.25% to 30.98%
Morgan Stanley UIF Emerging Markets Debt	38	22.33 to 23.88	907	4.09%	1.00% to 1.55%	(10.16)% to (9.66)%
Morgan Stanley UIF U.S. Real Estate	103	25.32 to 26.69	2,884	1.08%	1.00% to 1.55%	0.47% to 1.03%
Non-Affiliated Class 2:
Columbia VIT Small Cap Value	91	20.67 to 21.34	1,905	1.06%	1.00% to 1.67%	31.80% to 32.70%
Franklin Growth and Income VIP Fund	646	17.61 to 19.57	10,345	2.55%	1.00% to 1.67%	27.44% to 28.31%
Franklin Income VIP Fund	1,689	18.95 to 18.60	28,766	6.31%	0.60% to 1.67%	12.04% to 13.26%
Franklin Large Cap Growth VIP Fund	288	15.95 to 18.72	4,048	1.04%	1.00% to 1.67%	26.49% to 27.35%
Franklin Mutual Shares VIP Fund	1,645	18.37 to 21.44	23,825	2.15%	1.00% to 1.67%	26.12% to 26.98%
Franklin Small Cap Value VIP Fund	140	13.79 to 14.43	1,981	1.35%	1.00% to 1.67%	33.97% to 34.88%

35

Separate Account I
of
Integrity Life Insurance Company

Notes to Financial Statements (continued)

5. Financial Highlights (continued)

For Year Ended 2013				Investment
	Units	Unit Value	Net Assets	Income	Expense Ratio	Total Return
Subaccount	(000s)	Range	(000s)	Ratio (**)	Range (***)	Range (****)
Non-Affiliated Class 2 (continued):
Invesco VI American Franchise	105	$18.41 to $18.93	$1,938	0.25%	0.60% to 1.67%	37.46% to 38.96%
Invesco VI American Value	143	15.11 to 15.63	2,178	0.71%	1.00% to 1.60%	31.79% to 32.59%
Invesco VI Comstock	391	14.39 to 19.34	5,852	1.55%	0.60% to 1.60%	33.49% to 34.84%
Invesco VI International Growth	102	11.21 to 11.27	1,138	1.56%	0.80% to 1.67%	17.12% to 17.35%
Templeton Foreign VIP Fund	545	20.93 to 19.40	8,396	2.38%	0.60% to 1.67%	20.92% to 22.23%
Templeton Global Bond VIP Fund (April 30, 2013)	261	9.72 to 9.76	2,537	3.38%	1.00% to 1.60%	(2.76)% to (2.36)%
Templeton Growth VIP Fund	658	18.37 to 21.28	9,538	2.36%	1.00% to 1.67%	28.64% to 29.51%
Morgan Stanley UIF Emerging Markets Debt	145	18.78 to 13.40	2,022	4.13%	1.00% to 1.67%	(10.28)% to (9.67)%
Morgan Stanley UIF Emerging Markets Equity	287	28.62 to 24.78	4,827	1.08%	0.60% to 1.67%	(2.75)% to (1.69)%
Morgan Stanley UIF U. S. Real Estate	354	22.56 to 9.31	3,823	0.81%	1.00% to 1.67%	0.05% to 0.74%
Non-Affiliated Class 3:
BlackRock Capital Appreciation VI	191	12.36 to 12.56	2,372	0.00%	1.00% to 1.60%	31.26% to 32.06%
BlackRock Global Allocation VI	191	10.87 to 11.05	2,091	1.12%	1.00% to 1.60%	12.59% to 13.27%
TOPS Managed Risk Moderate Growth ETF (April 30, 2013)	7	10.47 to 10.50	71	1.42%	1.15% to 1.60%	4.69% to 5.01%
Non-Affiliated Class A:
Deutsche Small Cap Index VIP	26	22.54 to 23.40	614	1.75%	1.35% to 1.45%	36.63% to 36.77%
Non-Affiliated Class B:
Deutsche Small Cap Index	110	21.88 to 22.55	1,983	1.34%	1.00% to 1.67%	36.00% to 36.93%
Advisor Class:
Pimco VIT All Asset	263	12.29 to 12.61	3,250	4.35%	1.00% to 1.60%	(1.49)% to (0.89)%
Pimco VIT Commodity Real Return	428	6.37 to 6.62	2,771	1.69%	1.00% to 1.67%	(16.14)% to (15.57)%
Pimco VIT Long Term Government (April 30, 2013)	9	8.45 to 8.46	76	1.73%	1.15% to 1.35%	(15.48)% to (15.36)%
Pimco VIT Low Duration	319	11.29 to 11.73	3,668	1.37%	1.00% to 1.67%	(1.90)% to (1.23)%
Pimco VIT Real Return	207	11.49 to 11.94	2,419	1.21%	1.00% to 1.67%	(10.82)% to (10.21)%
Pimco VIT Total Return	2,990	12.54 to 13.03	38,338	2.11%	1.00% to 1.67%	(3.69)% to (3.04)%
Investor Class:
Guggenheim VT Global Managed Futures Strategies	87	6.73 to 6.92	591	0.00%	1.15% to 1.67%	0.88% to 1.41%
Guggenheim VT Multi-Hedge Strategies	112	8.39 to 8.72	965	0.00%	1.00% to 1.67%	(0.04)% to 0.64%
Guggenheim VT Long Short Equity	39	9.62 to 10.00	393	0.00%	1.00% to 1.67%	15.50% to 16.28%
ETF Shares:
iShares Core S&P 500 Index ETF	866	36.62 to 37.45	31,843	2.11%	1.75% to 2.75%	29.22% to 30.55%
iShares Core S&P MidCap Index ETF	253	37.01 to 36.41	9,291	1.51%	1.75% to 2.75%	30.00% to 31.33%
iShares Core S&P Small Cap Index ETF	124	39.45 to 38.87	4,866	1.21%	1.75% to 2.75%	38.03% to 39.44%
iShares Core US Aggregate Bond ETF	49	24.25 to 26.04	1,225	2.25%	1.75% to 2.75%	(4.69)% to (3.71)%
iShares iBoxx $ High Yield Corporate Bond ETF	8	28.81 to 30.00	241	6.07%	1.75% to 2.75%	2.94% to 4.00%
iShares Intermediate Credit Bond ETF	23	25.50 to 25.97	596	2.64%	1.90% to 2.75%	(3.04)% to (2.19)%
iShares International Treasury Bond	161	25.30 to 25.85	4,096	1.72%	1.75% to 2.75%	(3.79)% to (2.81)%
iShares S&P 500 Growth ETF	87	35.91 to 37.49	3,170	1.73%	1.75% to 2.75%	29.28% to 30.61%
iShares S&P 500 Value ETF	46	37.24 to 36.71	1,702	2.35%	1.75% to 2.75%	27.98% to 29.30%
iShares TIPS Bond ETF	9	22.91 to 26.01	226	1.05%	1.75% to 2.75%	(10.98)% to (10.06)%
Vanguard Developed Markets Index Fund ETF	139	33.53 to 30.28	4,497	2.90%	1.75% to 2.75%	18.75% to 19.97%
Vanguard Dividend Appreciation Index Fund ETF	39	34.43 to 36.20	1,378	2.03%	1.75% to 2.75%	25.92% to 27.21%
Vanguard Emerging Markets Index Fund ETF	16	25.71 to 22.37	375	2.87%	1.75% to 2.75%	(7.38)% to (6.43)%
Vanguard Intermediate-Term Corporate Bond Index ETF	3	26.06 to 28.11	85	3.83%	1.75% to 2.75%	(4.80)% to (3.82)%
Vanguard Large-Cap Index ETF	23	36.70 to 37.17	838	1.97%	1.75% to 2.75%	29.58% to 30.92%
Vanguard Mega Cap Index ETF	4	36.69 to 37.30	142	2.14%	1.75% to 2.75%	29.09% to 30.42%
Vanguard REIT Index ETF	12	30.03 to 31.23	354	4.01%	1.75% to 2.75%	(0.32)% to 0.70%
Vanguard Short Term Bond ETF	6	24.18 to 24.53	157	1.51%	1.90% to 2.75%	(2.63)% to (1.77)%
Vanguard Total Bond Market Index ETF	1,225	24.18 to 26.05	30,194	2.8%	1.75% to 2.75%	(4.88)% to (3.90)%

36

STATUTORY-BASIS FINANCIAL STATEMENTS AND SCHEDULES

Integrity Life Insurance Company
Years Ended December 31, 2017, 2016 and 2015
With Report of Independent Auditors

Integrity Life Insurance Company

Statutory-Basis Financial Statements and Schedules

Years Ended December 31, 2017, 2016 and 2015

Report of Independent Auditors

The Board of Directors
Integrity Life Insurance Company

We have audited the accompanying statutory-basis financial statements of Integrity Life Insurance Company, which comprise the balance sheets as of December 31, 2017 and 2016, and the related statements of operations, changes in capital and surplus, and cash flow for each of the three years in the period ended December 31, 2017, and the related notes to the financial statements.

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of these financial statements in conformity with accounting practices prescribed or permitted by the Ohio Department of Insurance. Management also is responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free of material misstatement, whether due to fraud or error.

Auditor’s Responsibility

Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on the auditor’s judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

1

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 1, to meet the requirements of Ohio, the financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Ohio Department of Insurance, which practices differ from U.S. generally accepted accounting principles. The variances between such practices and U.S. generally accepted accounting principles are described in Note 1. The effects on the accompanying financial statements of these variances are not reasonably determinable but are presumed to be material.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the effects of the matter described in the preceding paragraph, the statutory-basis financial statements referred to above do not present fairly, in conformity with U.S. generally accepted accounting principles, the financial position of Integrity Life Insurance Company at December 31, 2017 and 2016, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2017.

Opinion on Statutory-Basis of Accounting

However, in our opinion, the statutory-basis financial statements referred to above present fairly, in all material respects, the financial position of Integrity Life Insurance Company at December 31, 2017 and 2016, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2017, in conformity with accounting practices prescribed or permitted by the Ohio Department of Insurance.

Supplementary Information

Our audits were conducted for the purpose of forming an opinion on the statutory-basis financial statements as a whole. The accompanying statutory-basis financial statement supplementary information listed in Schedules I, III, and IV is presented for purposes of additional analysis and is not a required part of the statutory-basis financial statements. Such information is the responsibility of management and was derived from and relates directly to the underlying accounting and other records used to prepare the statutory-basis financial statements. The information has been subjected to the auditing procedures applied in the audits of the statutory-basis financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the statutory-basis financial statements or to the statutory-basis financial statements themselves, and other additional procedures in accordance with auditing standards generally accepted in the United States. In our opinion, the information is fairly stated, in all material respects, in relation to the statutory-basis financial statements as a whole.

/s/ Ernst & Young LLP

Cincinnati, Ohio
April 20, 2018

2

Integrity Life Insurance Company
Balance Sheets (Statutory-Basis)

	December 31
	2017	2016
Admitted assets	(In Thousands)
Cash and invested assets:
Debt securities	$5,059,296	$4,156,799
Preferred and common stocks	269,143	205,506
Investment in common stock of subsidiary	315,929	359,262
Mortgage loans	455,805	262,348
Policy loans	107,728	110,490
Derivatives	121,934	49,950
Cash, cash equivalents and short-term investments	108,565	138,400
Receivable for securities	3,752	2,746
Securities lending reinvested collateral assets	5,347	88
Other invested assets	205,932	199,044
Total cash and invested assets	6,653,431	5,484,633

Investment income due and accrued	46,276	42,071
Net deferred income tax asset	12,855	11,337
Amounts receivable on reinsurance contracts	18,745	18,325
Other admitted assets	2,400	2,694
Separate account assets	2,476,506	2,440,514
Total admitted assets	$9,210,213	$7,999,574

Liabilities and capital and surplus
Liabilities:
Policy and contract liabilities:
Life and annuity reserves	$4,456,632	$3,938,775
Liability for deposit-type contracts	950,011	520,770
Policy and contract claims	191	223
Total policy and contract liabilities	5,406,834	4,459,768

General expense due and accrued	203	202
Current federal income taxes payable to parent	191	15,467
Transfer to separate accounts due and accrued, net	(4,562)	559
Asset valuation reserve	105,941	89,000
Interest maintenance reserve	12,447	4,555
Amounts payable on reinsurance contracts	17,313	17,084
Other liabilities	124,439	44,228
Derivatives	16,889	13,145
Payable for securities lending	178,253	106,734
Separate account liabilities	2,476,506	2,440,514
Total liabilities	8,334,454	7,191,256

Capital and surplus:
Common stock, $2 par value, authorized 1,500 shares, issued and outstanding 1,500 shares	3,000	3,000
Paid-in surplus	658,164	658,164
Accumulated surplus	214,595	147,154
Total capital and surplus	875,759	808,318
Total liabilities and capital and surplus	$9,210,213	$7,999,574
See accompanying notes.

3

Integrity Life Insurance Company
Statements of Operations (Statutory-Basis)

	Year Ended December 31
	2017	2016	2015
	(In Thousands)
Premiums and other revenues:
Premiums and annuity considerations	$845,693	$1,201,816	$1,101,228
Net investment income	263,386	232,326	198,656
Considerations for supplementary contracts with life contingencies	9,563	10,302	9,741
Amortization of the interest maintenance reserve	1,616	1,966	2,073
Reserve adjustments on reinsurance ceded	(72,074)	(72,484)	(82,621)
Fees from management of separate accounts	15,799	13,689	13,438
Other revenues	4,051	4,287	3,976
Total premiums and other revenues	1,068,034	1,391,902	1,246,491

Benefits paid or provided:
Death benefits	9,320	4,710	11,589
Annuity benefits	210,110	184,420	140,672
Surrender benefits	331,983	330,556	320,295
Payments on supplementary contracts with life contingencies	6,092	5,174	5,133
Increase (decrease) in policy reserves and other policyholders’ funds	535,960	799,407	749,284
Total benefits paid or provided	1,093,465	1,324,267	1,226,973

Insurance expenses and other deductions:
Commissions	45,335	65,320	63,691
Commissions and expenses on reinsurance assumed	15	13	14
General expenses	47,215	38,856	33,112
Net transfers to (from) separate accounts	(160,626)	(149,118)	(166,856)
Other deductions	4,160	2,481	1,864
Total insurance expenses and other deductions	(63,901)	(42,448)	(68,175)

Gain (loss) from operations before federal income tax expense and net realized capital gains (losses)	38,470	110,083	87,693
Federal income tax expense (benefit), excluding tax on capital gains	(6,524)	19,757	12,294
Gain (loss) from operations before net realized capital gains (losses)	44,994	90,326	75,399
Net realized capital gains (losses) (excluding gains (losses) transferred to IMR and capital gains tax)	(23,876)	25,581	(8,181)
Net income (loss)	$21,118	$115,907	$67,218

See accompanying notes.

4

Integrity Life Insurance Company
Statements of Changes in Capital and Surplus (Statutory-Basis)

	Common Stock	Paid-In Surplus	Accumulated Surplus	Total Capital and Surplus
	(In Thousands)

Balance, January 1, 2015	$3,000	$613,164	$47,624	$663,788
Net income (loss)	—	—	67,218	67,218
Change in net deferred income tax	—	—	4,157	4,157
Net change in unrealized gains (losses) on investments (net of deferred tax expense (benefit) of $887)	—	—	(27,386)	(27,386)
Net change in nonadmitted assets and related items	—	—	(4,812)	(4,812)
Change in asset valuation reserve	—	—	282	282
Change in surplus in separate accounts	—	—	315	315
Dividends to stockholder	—	—	(25,000)	(25,000)
Balance, December 31, 2015	3,000	613,164	62,398	678,562
Net income (loss)	—	—	115,907	115,907
Change in net deferred income tax	—	—	(2,750)	(2,750)
Net change in unrealized gains (losses) on investments (net of deferred tax expense (benefit) of ($8,635))	—	—	(12,445)	(12,445)
Net change in nonadmitted assets and related items	—	—	(6,298)	(6,298)
Change in asset valuation reserve	—	—	(9,493)	(9,493)
Capital contribution	—	45,000	—	45,000
Change in surplus in separate accounts	—	—	(165)	(165)
Balance, December 31, 2016	3,000	658,164	147,154	808,318
Net income (loss)	—	—	21,118	21,118
Change in net deferred income tax	—	—	(22,179)	(22,179)
Net change in unrealized gains (losses) on investments (net of deferred tax expense (benefit) of $5,293)	—	—	50,642	50,642
Net change in nonadmitted assets and related items	—	—	28,297	28,297
Change in valuation basis	—	—	6,271	6,271
Change in asset valuation reserve	—	—	(16,941)	(16,941)
Change in surplus in separate accounts	—	—	233	233
Balance, December 31, 2017	$3,000	$658,164	$214,595	$875,759

See accompanying notes.

5

Integrity Life Insurance Company
Statements of Cash Flow (Statutory-Basis)

	Year Ended December 31
	2017	2016	2015
	(In Thousands)
Operating activities
Premiums collected net of reinsurance	$855,586	$1,211,721	$1,111,170
Net investment income received	273,092	230,505	195,043
Benefits paid	(642,929)	(599,589)	(566,306)
Net transfers from (to) separate accounts	164,150	163,447	161,727
Commissions and expense paid	(100,023)	(107,490)	(98,566)
Federal income taxes recovered (paid)	(28,002)	(19,534)	(15,750)
Other, net	20,785	20,915	16,369
Net cash from (for) operations	542,659	899,975	803,687

Investing activities
Proceeds from investments sold, matured or repaid:
Debt securities	721,277	728,407	507,326
Preferred and common stocks	30,267	115,401	172,321
Mortgage loans	6,175	25,016	9,912
Other invested assets	42,823	14,702	15,973
Net gains (losses) on cash, cash equivalents and short-term investments	(15)	(1)	1
Miscellaneous proceeds	7,367	11,048	4,948
Net proceeds from investments sold, matured or repaid	807,894	894,573	710,481

Cost of investments acquired:
Debt securities	(1,639,047)	(1,720,907)	(1,187,812)
Preferred and common stocks	(64,516)	(111,325)	(163,484)
Mortgage loans	(199,632)	(97,970)	(117,806)
Other invested assets	(39,579)	(74,889)	(21,273)
Miscellaneous applications	(24,410)	(26,306)	(28,113)
Total cost of investments acquired	(1,967,184)	(2,031,397)	(1,518,488)

Net change in policy and other loans	2,762	2,240	7,787
Net cash from (for) investments	(1,156,528)	(1,134,584)	(800,220)

Financing and miscellaneous activities
Capital and paid-in surplus, less treasury stock	—	45,000	—
Net deposits on deposit-type contract funds and other insurance liabilities	429,241	212,929	9,524
Dividends to stockholder	—	—	(25,000)
Other cash provided (applied)	154,793	5,142	68,195
Net cash from (for) financing and miscellaneous sources	584,034	263,071	52,719

Net change in cash, cash equivalents and short-term investments	(29,835)	28,462	56,186
Cash, cash equivalents and short-term investments:
Beginning of year	138,400	109,938	53,752
End of year	$108,565	$138,400	$109,938

See accompanying notes.

6

Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2017, 2016 and 2015

1. Nature of Operations and Significant Accounting Policies
Integrity Life Insurance Company (the Company) is a wholly-owned subsidiary of The Western and Southern Life Insurance Company (Western and Southern). The Company, domiciled in the state of Ohio and currently licensed in 49 states and the District of Columbia, specializes in the asset accumulation business with particular emphasis on retirement savings and investment products. For the year ended December 31, 2017, approximately 41.5% of the gross premiums and annuity considerations for the Company were derived from California, Florida, Ohio, Pennsylvania, and Texas.

The Company’s wholly-owned insurance subsidiary, National Integrity Life Insurance Company (National Integrity), is currently licensed in eight states and the District of Columbia and distributes similar products, principally in the state of New York. Fort Washington Investment Advisors, Inc. (Fort Washington), a registered investment adviser, is a nonlife insurance subsidiary of Western and Southern and is the investment manager for the Company.
State regulatory authorities have powers relating to granting and revoking licenses to transact business, the licensing of agents, the regulation of premium rates and trade practices, the form and content of insurance policies, the content of advertising material, financial statements and the nature of permitted practices.
Use of Estimates
The preparation of statutory-basis financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.
Basis of Presentation
The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the Ohio Department of Insurance (the Department). The National Association of Insurance Commissioners’ (NAIC) Accounting Practices and Procedures Manual (NAIC SAP or SSAP) has been adopted as a component of prescribed or permitted practices by the State of Ohio. These practices differ in some respects from U.S. generally accepted accounting principles (GAAP). The more significant differences follow.
Investments
Investments in debt securities and mandatory redeemable preferred stocks are reported at amortized cost or fair value based on the NAIC rating; for GAAP, such fixed maturity investments are designated at purchase as held-to-maturity, trading or available-for-sale. Held-to-maturity fixed investments are reported at amortized cost, and the remaining fixed maturity investments are reported at fair value with unrealized holding gains and losses reported in the statement of operations for those designated as trading and as a separate component of other comprehensive income (loss) for those designated as available-for-sale.

7

Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2017, 2016 and 2015

All single-class and multiclass mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using the retrospective method. The prospective method is used to determine amortized cost for securities that experience a decline that is deemed to be other-than-temporary. Securities that are in an unrealized loss position which the Company intends to sell, or does not have the intent and ability to hold until recovery, are written down to fair value as a realized loss. Securities that are in an unrealized loss position which the Company has the intent and ability to hold until recovery are written down to the extent the present value of expected future cash flows using the security’s effective yield is lower than the amortized cost. For GAAP purposes, all securities, purchased or retained, that represent beneficial interests in securitized assets (e.g., CMO, CBO, CDO, CLO, MBS and ABS securities), other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If it is determined that a decline in fair value is other-than-temporary, the cost basis of the security is written down to the extent the present value of expected future cash flows using the security’s effective yield is lower than the amortized cost. If high credit quality securities are adjusted, the retrospective method is used.
The Company monitors other investments to determine if there has been an other-than-temporary decline in fair value. Factors that management considers for each identified security include the following:

•	The extent and length of time the fair value has been below the book/adjusted carrying value;

•	The reasons for the decline in value;

•	Specific credit issues related to the issuer and current economic conditions, including the current and future impact of any specific events;

•
For structured investments (e.g., residential mortgage-backed securities, commercial mortgage-backed securities, asset-backed securities and other structured investments), factors such as overall deal structure and the Company’s position within the structure, quality of underlying collateral, delinquencies and defaults, loss severities, recoveries, prepayments and cumulative loss projections are considered;

•
For all equity securities and other debt securities with credit-related declines in fair value, the Company’s intent and ability to hold the security long enough for it to recover its value to book/adjusted carrying value; and

•	For all other debt securities with interest-related declines in fair value, the Company’s intent to sell the security before recovery of its book/adjusted carrying value.

If the decline is judged to be other-than-temporary, an impairment charge to fair value is recorded as a net realized capital loss in the period the determination is made. Under GAAP, if the decline is judged to be other-than-temporary because the Company has the intent to sell the debt security or is more likely than not to be required to sell the debt security before its anticipated recovery, an impairment charge to fair value is recorded as a net realized capital loss. If the decline is judged to be other-than-temporary because the Company does not expect to recover the entire amortized cost basis of the security due to expected credit losses, an impairment charge is recorded to net realized capital loss as the difference between amortized cost and the net present value of expected future cash flows discounted at the effective interest rate implicit in the debt security prior to impairment.
Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally debt securities and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of

8

Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2017, 2016 and 2015

the individual security sold using the seriatim method. The net deferral is reported as the interest maintenance reserve (IMR) in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses are reported in the statement of operations on a pretax basis in the period that the assets giving rise to the gains or losses are sold.
The asset valuation reserve (AVR) provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in capital and surplus. AVR is not recognized for GAAP.
Subsidiary
The accounts and operations of the Company’s subsidiary are not consolidated with the accounts and operations of the Company as would be required under GAAP.
Policy Acquisition Costs
The costs of acquiring and renewing business are expensed when incurred. Under GAAP, policy acquisition costs, related to traditional life insurance and certain long-duration accident and health insurance policies sold, to the extent recoverable from future policy revenues, would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves; for universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investments, mortality, and expense margins.
Nonadmitted Assets
Certain assets designated as “nonadmitted”, and other assets not specifically identified as an admitted asset within the NAIC’s Accounting Practices and Procedures Manual, are excluded from the accompanying balance sheets and are charged directly to accumulated deficit. Under GAAP, such assets are included in the balance sheets.
Premiums and Benefits
Revenues for universal life and annuity policies with mortality or morbidity risk, except for guaranteed interest and group annuity contracts, consist of the entire premium received, and benefits incurred represent the total of death benefits paid and the change in policy reserves. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting, and credited directly to an appropriate policy reserve account, without recognizing premium income. Under GAAP, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values.
Benefit Reserves
Certain policy reserves are calculated using statutorily prescribed interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

9

Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2017, 2016 and 2015

Reinsurance
A liability for reinsurance balances is required to be provided for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to those amounts are credited or charged directly to capital and surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.
Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP. Commissions allowed by reinsurers on business ceded are reported as income when incurred rather than being deferred and amortized with policy acquisition costs as required under GAAP.
Deferred Income Taxes
Deferred tax assets are recorded for the amount of gross deferred tax assets expected to be realized in future years, and a valuation allowance is established for deferred tax assets not meeting a more-likely-than-not realization threshold. Deferred tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse during a time frame corresponding with Internal Revenue Service (IRS) tax loss carryback provisions, not to exceed three years, including amounts established in accordance with the provision of SSAP No. 5R, plus 2) for entities who meet the required realization threshold in SSAP No. 101, the lesser of the remaining gross deferred tax assets expected to be realized within three years of the balance sheet date or 15% of capital and surplus excluding any net deferred tax assets, electronic data processing equipment and operating software and any net positive goodwill, plus 3) the amount of remaining gross deferred tax assets that can be offset against existing gross deferred tax liabilities. The remaining deferred tax assets are nonadmitted. Under GAAP, a deferred tax asset is recorded for the amount of gross deferred tax assets expected to be realized in all future years, and a valuation allowance is established for deferred tax assets not meeting a more-likely-than-not realization threshold.
Statements of Cash Flow
Cash, cash equivalents and short-term investments in the statements of cash flow represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding captions of cash and cash equivalents include cash balances and investments with initial maturities of three months or less.
Other significant statutory accounting practices follow.
Restricted Assets

The Company has assets pledged as collateral, or otherwise not exclusively under control of the Company, totaling $1,074.2 million and $449.5 million as of December 31, 2017 and 2016, respectively. These assets are primarily collateral pledged to the Federal Home Loan Bank (FHLB) and collateral held in relation to the Company's securities lending program. These restricted assets are discussed in more detail in their relevant sections.

10

Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2017, 2016 and 2015

Investments
Debt securities, common stocks, preferred stocks, and short-term investments are stated at values prescribed by the NAIC, as follows:
Debt securities not backed by other loans are principally stated at amortized cost using the interest method.
Single-class and multiclass mortgage-backed/asset-backed securities are valued at amortized cost using the interest method including anticipated prepayments. Prepayment assumptions are obtained from Bloomberg and broker-dealer prepayment models or derived from empirical data and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities except securities that are deemed to be other-than-temporarily impaired and securities that are principal-only or interest-only, which are valued using the prospective method.
Unaffiliated common stocks, other than FHLB stock, are unrestricted and reported at fair value utilizing publicly quoted prices from third-party pricing services and the related unrealized capital gains and losses are reported in capital and surplus along with any adjustment for federal income taxes. FHLB stock is carried at cost and is restricted. At December 31, 2017 and 2016, the Company owned $22.9 million and $13.2 million, of FHLB stock, respectively. The FHLB stock is held in conjunction with the issuance of deposit contracts to the FHLB. See Note 9 for further description.
Redeemable preferred stocks that have characteristics of debt securities and are rated as medium quality or better are reported at cost or amortized cost. All other redeemable preferred stocks are reported at the lower of cost, amortized cost or fair value. Perpetual preferred stocks that have the characteristics of equity securities and are rated as medium quality or better are reported at cost. All other perpetual preferred stocks are reported at the lower of cost or fair value utilizing publicly quoted prices from third-party pricing services and the related unrealized capital gains and losses are reported in capital and surplus along with any adjustment for federal income taxes.
Short-term investments include investments with remaining maturities of one year or less at the date of acquisition and are principally stated at amortized cost, which approximates fair value.
Cash equivalents are short-term highly liquid investments with original maturities of three months or less and are principally stated at amortized cost, which approximates fair value.
The Company’s insurance subsidiary is reported at its underlying statutory equity. The net change in the subsidiary’s equity is included in capital and surplus.
Joint ventures, partnerships, and limited liability companies are carried at the Company’s interest in the underlying audited GAAP equity of the investee. Undistributed earnings allocated to the Company are reported in the change in net unrealized capital gains or losses. Distributions from earnings of the investees are reported as net investment income when received. Because of the indirect nature of these investments, there is an inherent reduction in transparency and liquidity and increased complexity in valuing the underlying investments. As a result, these investments are actively managed by the Company’s management via detailed evaluation of the investment performance relative to risk.

11

Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2017, 2016 and 2015

Mortgage loans are reported at unpaid principal balances, less an allowance for impairment. A mortgage loan is considered to be impaired when, based on current information and events, it is probable that the Company will be unable to collect all principal and interest amounts due according to the contractual terms of the mortgage agreement. When management determines foreclosure is probable, the impairment is other than temporary; the mortgage loan is written down to realizable value and a realized loss is recognized.
Policy loans are reported at unpaid principal balances.
Debt securities and other loan interest are credited to income as it accrues. Dividends are recorded as income on ex-dividend dates. To the extent income is uncertain, due and accrued income is excluded and treated as nonadmitted through surplus.
Realized capital gains and losses are determined using the specific identification method.
Premiums
Life and accident and health premiums are recognized as revenue when due. Premiums for annuity policies with mortality and morbidity risk, except for guaranteed interest and group annuity contracts, are also recognized as revenue when due. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting.
Policy Reserves
Life and annuity reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash values or the amounts required by the Department. The Company waives deduction of deferred fractional premiums on the death of life and annuity policy insureds and does not return any premium beyond the date of death. Surrender values on policies do not exceed the corresponding benefit reserves. Policies issued subject to multiple table substandard extra premiums are valued on the standard reserve basis which recognizes the nonlevel incidence of the excess mortality costs. Additional reserves are established when the results of cash flow testing under various interest rate scenarios indicate the need for such reserves, or the net premiums exceed the gross premiums on any insurance in-force.
Contracts issued that do not incorporate mortality or morbidity risk, such as guaranteed interest contracts, are accounted for as deposit-type contracts. Amounts received as payments and amounts withdrawn on deposit-type contracts are recorded directly to the liability for deposit-type contracts.
The mean reserve method is used to adjust the calculated terminal reserve to the appropriate reserve at December 31. Mean reserves are determined by computing the regular mean reserve for the plan at the rated age and holding, in addition, one-half of the extra premium charge for the year. Policies issued after July 1 for substandard lives, are charged an extra premium plus the regular premium for the true age. Mean reserves are based on appropriate multiples of standard rates of mortality. An asset is recorded for deferred premiums net of loading to adjust the reserve for modal premium payments.

12

Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2017, 2016 and 2015

For substandard table ratings, mean reserves are based on 125% to 500% of standard mortality rates. For flat extra ratings, mean reserves are based on the standard or substandard mortality rates increased by 1 to 25 deaths per thousand.
Tabular interest, tabular less actual reserves released, and tabular cost have been determined by formula as prescribed by the NAIC. Tabular interest on funds not involving life contingencies was derived from basic data.
The establishment of appropriate reserves is an inherently uncertain process, and there can be no assurance that the ultimate liability will not exceed the Company’s policy reserves and have an adverse effect on the Company’s results of operations and financial condition. Due to the inherent uncertainty of estimating reserves, it has been necessary, and may over time continue to be necessary, to revise estimated future liabilities as reflected in the Company’s policy reserves.
Reinsurance
Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. The change in reserves for modified coinsurance contracts is recorded on the reserve adjustments on reinsurance ceded line in the statements of operations.
Securities Lending
At December 31, 2017, the Company has loaned $173.9 million and $71.3 million (fair value) in the general and separate account, respectively, of various debt securities, preferred stocks and common stocks as part of a securities lending program administered by Deutsche Bank. At December 31, 2016, the Company has loaned $104.2 million and $38.8 million (fair value) in the general and separate account, respectively, of various debt securities, preferred stocks and common stocks as part of a securities lending program administered by Deutsche Bank. The Company maintains effective control over all loaned securities and, therefore, continues to report such securities as invested assets in the balance sheets.
The Company requires at the initial transaction that the fair value of the cash collateral received must be equal to 102% of the fair value of the loaned securities. The Company monitors the ratio of the fair value of the collateral to loaned securities to ensure it does not fall below 100%. If the fair value of the collateral falls below 100% of the fair value of the securities loaned, the Company nonadmits that portion of the loaned security. At December 31, 2017 and 2016, the Company did not nonadmit any portion of the loaned securities.
The Company reports all collateral on the balance sheet with an offsetting liability recognized for the obligation to return the collateral. Collateral for the securities lending program is either managed by an affiliated agent of the Company or is managed by Deutsche Bank, an unaffiliated agent. Collateral managed by an affiliated agent, which approximated $244.8 million and $145.8 million at December 31, 2017 and 2016, respectively, is invested primarily in investment-grade debt securities and cash equivalents and is included in the applicable amount on the balance sheets because the funds are available for the general use of the Company. At December 31, 2017 and 2016, collateral managed by an unaffiliated agent, which approximated $5.3 million and $0.1 million, respectively, was invested in cash equivalents and was included in securities lending reinvested collateral assets on the balance sheet.

13

Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2017, 2016 and 2015

At December 31, 2017, the collateral for all securities on loan could be requested to be returned on demand by the borrower. At December 31, 2017 and 2016, the fair value of the total collateral is $250.1 million and $145.9 million, respectively.
The aggregate collateral broken out by maturity date is as follows at December 31, 2017:

	Amortized Cost	Fair Value
	(In Thousands)

Open	$—	$—
30 days or less	79,890	79,888
31 to 60 days	11,154	11,154
61 to 90 days	21,898	21,886
91 to 120 days	21,865	21,853
121 to 180 days	7,668	7,662
181 to 365 days	15,521	15,499
1 to 2 years	21,004	21,020
2 to 3 years	—	—
Greater than 3 years	71,164	71,164
Total collateral	$250,164	$250,126

At December 31, 2017, all of the collateral held for the securities lending program was invested in tradable securities that could be sold and used to pay for the $251.0 million in collateral calls that could come due under a worst-case scenario where all collateral was called simultaneously.
There is no difference in the policy and procedures for the separate account. In addition, collateral for separate account securities lent is held in the general account with a corresponding payable and receivable between the general and separate accounts. The corresponding payable and receivable is included in the due to/from general account/separate account line on the balance sheets and was $72.7 million and $39.6 million at December 31, 2017 and 2016, respectively.
The Company does not accept collateral that is not permitted by contract or custom to sell or repledge. The Company does not have any securities lending transactions that extend beyond one year from the reporting date.
Separate Accounts

Separate account assets and liabilities reported in the accompanying balance sheets represent funds that are separately administered, principally for nonguaranteed variable annuity contracts and guaranteed market value adjustment annuity contracts. Assets held in the separate account supporting variable annuities are carried at fair value. Assets held in the separate account supporting market value adjusted annuities are carried at the general account basis. These separate account assets are considered legally insulated from the general account. Surrender charges collectible by the general account in the event of annuity contract surrenders are

14

Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2017, 2016 and 2015

reported as a negative liability rather than an asset. Policy-related activity involving cash flow, such as premiums and benefits, are reported in the accompanying statements of operations in separate line items combined with related general account amounts. Investment income and interest credited on deposits held in guaranteed separate accounts are included in the accompanying statements of operations as a net amount included in net transfers to (from) separate accounts. The Company receives administrative fees for managing the nonguaranteed separate accounts and other fees for assuming mortality and certain expense risks.

Federal Income Taxes
Western and Southern files a consolidated income tax return with its eligible subsidiaries and affiliates, including the Company. The provision for federal income taxes is allocated to the Company using a separate return method based upon a written tax-sharing agreement. The benefits from losses of subsidiaries and affiliates, which are utilized in the consolidated return, will be retained by the subsidiaries and affiliates under the tax-sharing agreement. Western and Southern pays all federal income taxes due for all members of the consolidated group. The Company will then charge or reimburse, as the case may be, the members of the group an amount consistent with the method described in the tax-sharing agreement.
The Company includes interest and penalties in the federal income tax line on the statements of operations.
Accounting Changes
Effective January 1, 2017, the Company updated its valuation methodologies on certain reserves related to guaranteed living withdrawal benefits. This resulted in a change of statutory reserve valuation that is required to be recorded directly to surplus rather than as part of the reserve change recognized in the statements of operations. The Company has recorded a $6.3 million increase to surplus as a result of the change in valuation bases through the change in reserve on account of change in valuation basis on the statements of changes in capital and surplus.

Reclassifications
Certain prior year amounts in the Company’s statutory-basis financial statements have been reclassified to conform to the current year financial statement presentation.
Subsequent Events
The Company recognizes in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the balance sheet date. For nonrecognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Company is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements on April 20, 2018.

15

Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2017, 2016 and 2015

2. Investments
The book/adjusted carrying value and fair value of the Company’s investments in debt securities are summarized as follows:

	Book/ Adjusted Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In Thousands)
At December 31, 2017:
U.S. Treasury securities and obligations of U.S. government corporation and agencies	$61,502	$17	$(30)	$61,489
Debt securities issued by states of the U.S. and political subdivisions of the states	43,094	2,086	(14)	45,166
Corporate securities	3,044,263	181,236	(8,504)	3,216,995
Commercial mortgage-backed securities	534,667	5,666	(2,991)	537,342
Residential mortgage-backed securities	455,417	22,315	(3,712)	474,020
Asset-backed securities	920,353	19,913	(3,708)	936,558
Total	$5,059,296	$231,233	$(18,959)	$5,271,570

At December 31, 2016:
U.S. Treasury securities and obligations of U.S. government corporation and agencies	$16,385	$36	$(5)	$16,416
Debt securities issued by states of the U.S. and political subdivisions of the states	39,915	1,680	(60)	41,535
Corporate securities	2,586,794	136,812	(22,132)	2,701,474
Commercial mortgage-backed securities	432,110	4,914	(4,448)	432,576
Residential mortgage-backed securities	393,033	21,716	(5,825)	408,924
Asset-backed securities	688,562	13,493	(11,451)	690,604
Total	$4,156,799	$178,651	$(43,921)	$4,291,529

At December 31, 2017 and 2016, the Company held unrated or below-investment-grade corporate debt securities with a book/adjusted carrying value of $376.0 million and $335.6 million, respectively, with an aggregate fair value of $393.9 million and $347.4 million, respectively. As of December 31, 2017 and 2016, such holdings amount to 7.4% and 8.1%, respectively, of the Company’s investments in debt securities and 4.1% and 4.2%, respectively, of the Company’s total admitted assets. The Company performs periodic evaluations of the relative credit standing of the issuers of these debt securities. The Company considers these evaluations in its overall investment strategy.

16

Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2017, 2016 and 2015

Unrealized gains and losses on investments in unaffiliated common stocks and common stock of subsidiary are reported directly in capital and surplus and do not affect net income. The unrealized gains and unrealized losses on, and the cost and fair value of those investments and preferred stocks are as follows:

	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In Thousands)
At December 31, 2017:
Preferred stocks	$21,789	$1,529	$—	$23,318

Common stocks, unaffiliated	$172,740	$44,872	$(1,181)	$216,431
Common stocks, mutual funds	29,202	1,721	—	30,923
Common stocks, subsidiary	270,806	45,123	—	315,929
	$472,748	$91,716	$(1,181)	$563,283

At December 31, 2016:
Preferred stocks	$19,383	$139	$(615)	$18,907

Common stocks, unaffiliated	158,075	18,221	(2,035)	174,261
Common stocks, mutual funds	10,751	1,111	—	11,862
Common stocks, subsidiary	228,982	130,280	—	359,262
	$397,808	$149,612	$(2,035)	$545,385

17

Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2017, 2016 and 2015

The following table shows unrealized losses and fair values, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position.

	Unrealized Losses Less Than 12 Months		Unrealized Losses Greater Than or Equal to 12 Months

	Unrealized	Fair	Unrealized	Fair
	Losses	Value	Losses	Value
	(In Thousands)
At December 31, 2017:
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$(23)	$5,198	$(7)	$409
Debt securities issued by states of the U.S. and political subdivisions of the states	(14)	2,986	—	—
Corporate securities	(3,737)	443,187	(4,767)	128,392
Commercial mortgage-backed securities(1)	(1,097)	109,858	(1,894)	52,880
Residential mortgage-backed securities(1)	(1,064)	99,595	(2,648)	77,763
Asset-backed securities(1)	(993)	188,005	(2,715)	101,785
Total	$(6,928)	$848,829	$(12,031)	$361,229

Preferred stocks	$—	$—	$—	$—
Common stocks, unaffiliated	$(1,181)	$32,951	$—	$—
(1)Amounts relate to securities subject to SSAP 43R.

18

Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2017, 2016 and 2015

	Unrealized Losses Less Than 12 Months		Unrealized Losses Greater Than or Equal to 12 Months

	Unrealized	Fair	Unrealized	Fair
	Losses	Value	Losses	Value
	(In Thousands)
At December 31, 2016:
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$(5)	$311	$—	$—
Debt securities issued by states of the U.S. and political subdivisions of the states	(60)	6,171	—	—
Corporate securities	(17,588)	628,184	(4,544)	57,711
Commercial mortgage-backed securities(1)	(4,448)	166,344	—	—
Residential mortgage-backed securities(1)	(4,160)	171,494	(1,665)	19,814
Asset-backed securities(1)	(11,105)	403,392	(346)	6,050
Total	$(37,366)	$1,375,896	$(6,555)	$83,575

Preferred stocks	$(615)	$10,841	$—	$—
Common stocks, unaffiliated	$(2,035)	$50,542	$—	$—
(1)Amounts relate to securities subject to SSAP 43R.
Investments that are impaired at December 31, 2017 and 2016, for which other-than-temporary impairments have not been recognized, consist mainly of corporate debt securities, asset-backed securities and residential mortgage-backed securities. The aggregated unrealized loss is approximately 1.6% and 3.0% of the carrying value of securities considered temporarily impaired at December 31, 2017 and 2016, respectively. At December 31, 2017, there were a total of 282 securities held that are considered temporarily impaired, 81 of which have been impaired for 12 months or longer. At December 31, 2016, there were a total of 373 securities held that are considered temporarily impaired, 59 of which have been impaired for 12 months or longer. The Company recorded other-than-temporary impairments on securities of $1.9 million, $7.1 million, and $7.7 million for the years ended December 31, 2017, 2016 and 2015, respectively.

19

Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2017, 2016 and 2015

The following is a list of each loan-backed security held at December 31, 2017, with a recognized other-than-temporary impairment (OTTI) for the year ended December 31, 2017, where the present value of future cash flows expected to be collected was less than the amortized cost basis of the securities:

CUSIP	Book/ Adjusted Carrying Value Amortized Cost Before Current Period OTTI	Present Value of Future Cash Flows	Recognized Other- Than- Temporary Impairment	Amortized Cost After Other-Than-Temporary Impairment	Fair Value	Date of Other-Than-Temporary Impairment

(In Thousands)
For the year ended, December 31, 2017:

61752R-AJ-1	$1,182	$1,099	$83	$1,099	$1,099	6/30/2017
12628K-AF-9	551	495	56	495	471	6/30/2017
61749E-AF-4	672	646	26	646	646	6/30/2017
32051G-SD-8	505	502	3	502	502	6/30/2017
93935B-AH-3	910	902	8	902	902	6/30/2017
126694-HK-7	212	209	3	209	205	6/30/2017
86359D-SR-9	1,194	1,172	22	1,172	1,158	6/30/2017
12543P-AQ-6	91	67	24	67	38	9/30/2017
76111X-ZU-0	410	405	5	405	405	9/30/2017
12543P-AQ-6	53	34	19	34	29	12/31/2017
Total	XXX	XXX	$249	XXX	XXX

The Company had no OTTI on loan-backed and structured securities for the year ended December 31, 2017, due to the intent to sell the security or the inability or lack of intent to retain the investment in the security for a period of time sufficient to recover the amortized cost basis.

20

Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2017, 2016 and 2015

A summary of the cost or amortized cost and fair value of the Company’s debt securities at December 31, 2017, by contractual maturity, is as follows:

	Book/Adjusted Carrying Value	Fair Value
	(In Thousands)
Years to maturity:
One or less	$251,080	$253,310
After one through five	833,134	850,367
After five through ten	1,256,274	1,284,020
After ten	808,371	935,953
Mortgage-backed securities/asset-backed securities	1,910,437	1,947,920
Total	$5,059,296	$5,271,570

The expected maturities may differ from contractual maturities in the foregoing table because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties and because asset-backed and mortgage-backed securities (including floating-rate securities) provide for periodic payments throughout their lives.
Proceeds from the sales of investments in debt securities during 2017, 2016 and 2015 were $131.9 million, $244.7 million, and $151.4 million; gross gains of $3.1 million, $9.6 million, and $8.0 million and gross losses of $1.9 million, $2.0 million, and $3.8 million were realized on those sales, respectively.
Proceeds from the sales of investments in equity securities during 2017, 2016 and 2015 were $26.1 million, $107.7 million and $159.4 million; gross gains of $3.5 million, $48.0 million, and $10.9  million and gross losses of $2.0 million, $1.8 million, and $13.1 million were realized on those sales, respectively.
Realized capital gains (losses) are reported net of federal income taxes and amounts transferred to the IMR as follows for the years ended December 31:

	2017	2016	2015
	(In Thousands)

Realized capital gains (losses)	$(3,530)	$50,744	$(10,274)
Less amount transferred to IMR (net of related taxes (benefits) of $591 in 2017, $3,424 in 2016, and $450 in 2015)	1,097	6,358	835
Less federal income tax expense (benefit) on realized capital gains (losses)	19,249	18,805	(2,930)
Net realized capital gains (losses)	$(23,876)	$25,581	$(8,179)

21

Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2017, 2016 and 2015

Net investment income was generated from the following for the years ended December 31:

	2017	2016	2015
	(In Thousands)

Debt securities	$193,452	$167,739	$137,186
Equity securities	41,932	40,092	43,752
Mortgage loans	16,127	10,098	6,030
Policy loans	8,207	8,974	8,170
Cash, cash equivalents and short-term investments	1,074	607	314
Other invested assets	6,167	7,436	5,611
Other	460	804	459
Gross investment income	267,419	235,750	201,522
Investment expenses	4,033	3,424	2,866
Net investment income	$263,386	$232,326	$198,656

The Company’s investments in mortgage loans principally involve commercial real estate. At December 31, 2017, 46.0% of such mortgages, or $209.6 million, involved properties located in Colorado, Maryland, and Ohio. Such investments consist primarily of first-mortgage liens on completed income-producing properties. The aggregate mortgage outstanding to any one borrower does not exceed $43.5 million. During 2017, the respective minimum and maximum lending rates for mortgage loans issued were 4.03% and 4.80%. At the issuance of a loan, the percentage of any one loan to value of security, exclusive of insured, guaranteed or purchase money mortgage did not exceed 80.0%. During 2017, the Company did not reduce interest rates on any outstanding mortgages.
Derivative Instruments
The Company invests in derivatives as risk management for its equity indexed products. The exposure to credit risk on its interest rate floors and option positions is the risk of loss from a counterparty failing to perform according to the terms of the contract. That exposure includes settlement risk (i.e., the risk that the counterparty defaults after the Company has delivered funds or securities under terms of the contract) that would result in an accounting loss and replacement cost risk (i.e., the cost to replace the contract at current market rates should the counterparty default prior to settlement date). To limit exposure associated with counterparty nonperformance on its option positions, the Company limits its exposure to individual counterparties to 2% of admitted assets.
The Company markets equity indexed annuities. The risk associated with these products is that the ultimate benefit paid could be higher than the return earned from the underlying assets. The Company utilizes custom and exchange-traded call options to economically hedge the S&P 500 index and Goldman Sachs Multi-Asset Equity index exposure embedded in these products with a net notional amount of $1,098.7 million and $880.0 million at December 31, 2017 and 2016, respectively. The Company purchases and writes call options to correlate with changes in the annuity features due to movements in the S&P 500 and Goldman Sachs Multi-Asset Equity index. At the beginning of these contracts, a premium is either paid or received for transferring the related risk. The Company retains basis risk and risk associated with actual versus expected assumptions for mortality and lapse rates. The Company does not apply hedge accounting treatment to these call options. The Company recognizes changes in the fair value of these call options through unrealized gains/losses and

22

Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2017, 2016 and 2015

the related gains/losses from terminations, maturities or expirations through realized capital gains/losses. The change in fair value was $58.1 million, $0.8 million, and $(7.8) million for the years ended December 31, 2017, 2016, and 2014, respectively.
The Company has entered into a collateral agreement with the counterparty whereby under certain conditions the counterparty is required to post assets on the Company’s behalf. The posted amount is equal to the difference between the net positive fair value of the option and the agreed upon thresholds that are based on the credit rating of the counterparty. Inversely, if the net fair value of the option is negative, then the Company may be required to post assets using similar thresholds. At December 31, 2017 and 2016, $98.2 million and $27.0 million, respectively, of cash collateral had been posted to the Company.
Information related to the Company’s derivative instruments as described above and the effects of offsetting on the balance sheet consisted of the following for the years ended December 31:

	2017	2016
	(In Thousands)
Derivative assets:
Gross amount of recognized assets	$121,934	$49,950
Gross amounts offset	—	—
Net amount of assets	$121,934	$49,950

Derivative liabilities:
Gross amount of recognized liabilities	$(16,889)	$(13,145)
Gross amounts offset	—	—
Net amount of liabilities	$(16,889)	$(13,145)

23

Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2017, 2016 and 2015

3. Fair Values of Financial Instruments
Included in various investment-related line items in the financial statements are certain financial instruments carried at fair value. Other financial instruments are periodically measured at fair value such as when impaired or, for certain bonds and preferred stocks, when carried at the lower of cost or market.
The Company uses fair value measurements to record the fair value of certain assets and liabilities and to estimate the fair value of financial instruments not recorded at fair value but required to be disclosed at fair value. Certain financial instruments, particularly policyholder liabilities other than investment-type contracts, are excluded from this fair value discussion.
Fair value is defined as the price that would be received to sell an asset or transfer a liability in an orderly transaction between market participants at the measurement date. The Company’s financial assets and liabilities carried at fair value have been classified, for disclosure purposes, based on the following hierarchy that prioritizes inputs to valuation techniques used to measure fair value into three levels. The Company’s policy is to recognize transfers in and transfers out of levels at the beginning of the quarterly reporting period.

•
Level 1 - Quoted prices (unadjusted) in active markets for identical assets or liabilities. The Company’s Level 1 assets and liabilities primarily include exchange-traded equity securities and mutual funds, including those which are part of the Company’s separate account assets.

•
Level 2 - Inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. The Company’s Level 2 assets and liabilities primarily include call options, stock warrants, and initially rated NAIC 6 commercial and residential mortgage-backed securities representing senior and subordinated tranches in securitization trusts containing residential mortgage loans, including those which are part of the Company's separate account assets. The Company determined fair value through the use of third-party pricing services utilizing market observable inputs.

•
Level 3 - Significant unobservable inputs for the asset or liability. The Company’s Level 3 assets and liabilities include certain call options. The fair values of these instruments are determined through the use of valuation models that utilize significant unobservable inputs. Also included in Level 3 assets and liabilities are common stocks being priced by utilizing recent financing for similar securities.

Fair value estimates are made at a specific point in time, based on available market information and judgments about the financial instrument, including discount rates, estimates of timing, amount of expected future cash flows and the credit standing of the issuer. Such estimates do not consider the tax impact of the realization of unrealized gains or losses.
For Level 3 investments, the fair value estimates cannot be substantiated by comparison to independent markets. In addition, the disclosed fair value may not be realized in the immediate settlement of the financial instrument.

24

Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2017, 2016 and 2015

As described below, certain fair values are determined through the use of third-party pricing services. Management does not adjust prices received from third parties; however, the Company does analyze the third-party pricing services’ valuation methodologies and related inputs and performs additional evaluation to determine the appropriate level within the fair value hierarchy. The Company performs annual due diligence of third-party pricing services, which includes assessing the vendor’s valuation qualifications, control environment, analysis of asset class-specific valuation methodologies and understanding of market observable assumptions and unobservable assumptions, if any, employed in the valuation methodology. Care should be exercised in deriving conclusions about the Company’s business, its value or financial position based on the fair value information of financial instruments presented below. The following discussion describes the valuation methodologies utilized by the Company for assets and liabilities measured or disclosed at fair value.
Debt and Equity Securities
The fair values of debt securities and asset/mortgage-backed securities have been determined through the use of third-party pricing services utilizing market observable inputs. Private placement securities trading in less liquid or illiquid markets with limited or no pricing information are valued using either broker quotes or by discounting the expected cash flows using current market-consistent rates applicable to the yield, credit quality and maturity of each security.
The fair values of actively traded equity securities and exchange traded funds (including exchange traded funds with debt like characteristics) have been determined utilizing publicly quoted prices obtained from third-party pricing services. The fair values of certain equity securities for which no publicly quoted prices are available have been determined through the use of third-party pricing services utilizing market observable inputs. Actively traded mutual funds are valued using the net asset values of the funds. The fair value of preferred stock included in Level 3 has been determined by discounting the expected cash flows using current market-consistent rates applicable to the yield. The fair value of common stock included in Level 3 has been determined by utilizing recent financing for similar securities.
Mortgage Loans
The fair values for mortgage loans, consisting principally of commercial real estate loans, are estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans collateralized by properties with similar investment risk. The fair values for mortgage loans in default are established at the lower of the fair value of the underlying collateral less costs to sell or the carrying amount of the loan.
Cash, Cash Equivalents and Short-Term Investments
The fair values of cash, cash equivalents and short-term investments are based on quoted market prices or stated amounts.
Derivative Instruments
The fair values of free-standing derivative positions, primarily call options, are determined through the use of third-party pricing services utilizing market observable inputs or valuation models incorporating significant unobservable inputs, including projected cash flows, applicable swap curves and implied volatilities. The

25

Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2017, 2016 and 2015

fair value of the stock warrants have been determined through the use of third-party pricing services utilizing market observable inputs.
Securities Lending Reinvested Collateral Assets
The fair values of securities lending reinvested collateral assets are determined through the use of third-party sources utilizing publicly quoted prices.
Other Invested Assets
Other invested assets primarily include surplus debentures for which fair values have been determined through the use of third-party pricing services utilizing market observable inputs.
Assets Held in Separate Accounts
Assets held in separate accounts primarily include debt securities, equity securities, mutual funds and mortgage loans. The fair values of these assets have been determined using the same methodologies as similar assets held in the general account.
Life and Annuity Reserves for Investment-Type Contracts and Deposit Fund Liabilities and Fixed-Indexed Annuity Contracts
The fair value of liabilities for investment-type contracts is based on the present value of estimated liability cash flows, which are discounted using rates that incorporate risk-free rates and margins for the Company’s own credit spread and the riskiness of cash flows. Key assumptions to the cash flow model include the timing of policyholder withdrawals and the level of interest credited to contract balances. Fair values for insurance reserves are not required to be disclosed. However, the estimated fair values of all insurance reserves and investment contracts are taken into consideration in the Company’s overall management of interest rate risk.
The fair value of liabilities for fixed indexed annuities is based on embedded derivatives that have been bifurcated from the host contract. The fair value of embedded derivatives is calculated based on actuarial and capital market assumptions reflecting the projected cash flows over the life of the contract and incorporating expected policyholder behavior.  The host is adjusted for acquisition costs with revised accretion rates.
Cash Collateral Payable
The payable represents the obligation to return cash collateral the Company has received relating to derivative instruments. The fair value is based upon the stated amount.
Securities Lending Liability
The liability represents the Company’s obligation to return collateral related to securities lending transactions. The liability is short-term in nature and therefore, the fair value of the obligation approximates the carrying amount.

26

Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2017, 2016 and 2015

Separate Account Liabilities
Certain separate account liabilities are classified as investment contracts and are carried at an amount equal to the related separate account assets. Carrying value is a reasonable estimate of the fair value as it represents the exit value as evidenced by withdrawal transactions between contract holders and the Company.
Assets and liabilities measured at fair value on a recurring basis are outlined below:

	Assets
	(Liabilities)
	Measured at	Fair Value Hierarchy Level
	Fair Value	Level 1	Level 2	Level 3
	(In Thousands)
At December 31, 2017
Assets:
Residential mortgage-backed securities	$407	$—	$407	$—
Commercial mortgage-backed securities	8	—	8	—
Common stocks, unaffiliated	193,544	192,264	—	1,280
Common stocks, mutual funds	30,923	30,923	—	—
Derivative assets	121,934	—	21,999	99,935
Separate account assets*	844,764	844,727	37	—
Total assets	$1,191,580	$1,067,914	$22,451	$101,215

Liabilities:
Derivative liabilities	$(16,889)	$—	$(16,889)	$—

At December 31, 2016
Assets:
Residential mortgage-backed securities	$379	$—	$379	$—
Common stocks, unaffiliated	161,015	161,015	—	—
Common stocks, mutual funds	11,862	11,862	—	—
Derivative assets	49,950	—	16,975	32,975
Separate account assets*	761,795	759,793	2,002	—
Total assets	$985,001	$932,670	$19,356	$32,975

Liabilities:
Derivative liabilities	$(13,145)	$—	$(13,145)	$—

*
Separate account assets measured at fair value in this table do not include assets backing market value adjusted annuities, which are held at amortized cost, with the exception of securities rated NAIC 6 where the security’s fair value is below amortized cost.

There were no transfers between Level 1 and Level 2 of the fair value hierarchy.

27

Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2017, 2016 and 2015

The reconciliation for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the year ended December 31, 2017, is as follows:

	Beginning Asset/ (Liability) as of	Total Realized/ Unrealized Gains (Losses) Included in:		Purchases, Sales, Issuances and Settlements	Transfers Into Level 3	Transfers Out of Level 3	Ending Asset/ (Liability) as of
	January 1, 2017	Net Income	Surplus				December 31, 2017
	(In Thousands)
Assets:
Common stocks, unaffiliated	$—	$—	$—	$1,280	$—	$—	$1,280
Derivative assets	32,975	285	57,624	9,051	—	—	99,935
Total assets	$32,975	$285	$57,624	$10,331	$—	$—	$101,215

The gross purchases, issuances, sales and settlements included in the reconciliation for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the year ended December 31, 2017, is as follows:

	Purchases	Issuances	Sales	Settlements	Net Purchases, Issuances, Sales and Settlements
	(In Thousands)
Assets:
Common stocks, unaffiliated	$1,280	$—	$—	$—	$1,280
Derivative assets	10,997	—	—	(1,946)	9,051
Total assets	$12,277	$—	$—	$(1,946)	$10,331

The reconciliation for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the year ended December 31, 2016, is as follows:

	Beginning Asset/ (Liability) as of	Total Realized/ Unrealized Gains (Losses) Included in:		Purchases, Sales, Issuances and Settlements	Transfers Into Level 3*	Transfers Out of Level 3	Ending Asset/ (Liability) as of
	January 1, 2016	Net Income	Surplus				December 31, 2016
	(In Thousands)
Assets:
Derivative assets	$12,947	$—	$(1,135)	$21,163	$—	$—	$32,975
* Transfers into Level 3 primarily include call options for which the Company began utilizing a valuation model incorporating significant unobservable inputs.

28

Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2017, 2016 and 2015

The gross purchases, issuances, sales and settlements included in the reconciliation for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the year ended December 31, 2016, is as follows:

	Purchases	Issuances	Sales	Settlements	Net Purchases, Issuances, Sales and Settlements
	(In Thousands)
Assets:
Derivative assets	$21,163	$—	$—	$—	$21,163

The following table provides a summary of the significant unobservable inputs used in the fair value measurements developed by the Company or reasonably available to the Company of Level 3 assets and liabilities at (in thousands):

December 31, 2017
Security Type	Fair Value	Valuation Technique	Unobservable Input	Input

Derivative assets	$99,935	Black-Scholes-Merton Model	Implied Volatility	7% - 26.8%

December 31, 2016
Security Type	Fair Value	Valuation Technique	Unobservable Input	Input

Derivative assets	$32,975	Black-Scholes-Merton Model Spreads and Average Algorithm Model Monte Carlo Model	Implied Volatility	7%
In isolation, significant increases (decreases) in the implied volatility would typically result in a significantly higher (lower) fair value measurement for Level 3 derivative assets and Level 3 derivative liabilities.
The Company did not have any significant assets or liabilities measured at fair value on a nonrecurring basis as of December 31, 2017 and 2016.

29

Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2017, 2016 and 2015

The carrying amounts and fair values of the Company’s significant financial instruments follow:

	December 31, 2017
	Carrying Amount	Fair Value	(Level 1)	(Level 2)	(Level 3)
	(In Thousands)
Assets:
Bonds	$5,059,296	$5,271,570	$30,606	$4,880,020	$360,944
Common stock, unaffiliated**	216,431	216,431	215,151	—	1,280
Common stock, mutual funds	30,923	30,923	30,923	—	—
Preferred stock	21,789	23,318	—	18,278	5,040
Mortgage loans	455,805	460,984	—	—	460,984
Cash, cash equivalents and short-term investments	108,565	108,569	108,569	—	—
Other invested assets, surplus notes	15,993	20,439	—	20,439	—
Securities lending reinvested collateral assets	5,347	5,347	5,347	—	—
Derivative assets	121,934	121,934	—	21,999	99,935
Separate account assets	2,476,506	2,528,161	847,205	1,523,583	157,373

Liabilities:
Life and annuity reserves for investment-type contracts and deposit fund liabilities	$(1,654,981)	$(1,673,117)	$—	$—	$(1,673,117)
Fixed-indexed annuity contracts	(1,491,219)	(1,518,185)	—	—	(1,518,185)
Derivative liabilities	(16,889)	(16,889)	—	(16,889)	—
Cash collateral payable	(98,160)	(98,160)	—	(98,160)	—
Separate account liabilities*	(1,578,996)	(1,632,139)	—	—	(1,632,139)
Securities lending liability	(178,253)	(178,253)	—	(178,253)	—

* Variable annuity contracts are considered insurance contracts and therefore, are not included in separate account liabilities for purposes of this disclosure.
** Includes FHLB common stock, which is held at cost.

30

Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2017, 2016 and 2015

	December 31, 2016
	Carrying Amount	Fair Value	(Level 1)	(Level 2)	(Level 3)
	(In Thousands)
Assets:
Bonds	$4,156,799	$4,291,529	$5,616	$4,010,725	$275,188
Common stock, unaffiliated	174,261	174,261	174,261	—	—
Common stock, mutual funds	11,862	11,862	11,862	—	—
Preferred stock	19,383	18,907	—	13,852	5,055
Mortgage loans	262,348	266,063	—	—	266,063
Cash, cash equivalents and short-term investments	138,400	138,400	138,400	—	—
Other invested assets, surplus notes	16,008	18,828	—	18,828	—
Securities lending reinvested collateral assets	88	88	88	—	—
Derivative assets	49,950	49,950	—	16,975	32,975
Separate account assets	2,440,514	2,489,155	759,780	1,547,694	181,681

Liabilities:
Life and annuity reserves for investment-type contracts and deposit fund liabilities	$(1,285,818)	$(1,368,958)	$—	$—	$(1,368,958)
Fixed-indexed annuity contracts	(1,183,302)	(1,204,316)	—	—	(1,204,316)
Derivative liabilities	(13,145)	(13,145)	—	(13,145)	—
Cash collateral payable	(26,990)	(26,990)	—	(26,990)	—
Separate account liabilities*	(1,657,419)	(1,747,304)	—	—	(1,747,304)
Securities lending liability	(106,734)	(106,734)	—	(106,734)	—

* Variable annuity contracts are considered insurance contracts and therefore, are not included in separate account liabilities for purposes of this disclosure.

31

Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2017, 2016 and 2015

4. Related-Party Transactions
The Company received a $34.0 million ordinary dividend from National Integrity in December 2017. The dividend was in the form of cash.
The Company received a $34.0 million ordinary dividend from National Integrity in November 2016. The dividend was in the form of cash.
The Company received a capital contribution of $45.0 million from Western and Southern in December 2016. The capital contribution was in the form of cash.
The Company received a $37.0 million ordinary dividend from National Integrity in November 2015. The dividend was in the form of cash.
The Company paid a $25.0 million ordinary dividend to Western and Southern in December 2015. The dividend was in the form of cash.
The Company had $0.1 million and $0.1 million receivable from parent, subsidiaries and affiliates as of December 31, 2017 and 2016, respectively. The Company had $4.9 million and $2.7 million payable to parent, subsidiaries and affiliates as of December 31, 2017 and 2016, respectively. The terms of the settlement generally require that these amounts be settled in cash within 30 days.
The Company has entered into a reinsurance agreement with Western and Southern. See Note 5 for further description.
Western and Southern guarantees the payment of the Company’s policyholder obligations. In the unlikely event the guarantee would be triggered, Western and Southern may be permitted to take control of the Company’s assets to recover all or a portion of the amounts paid under the guarantee.
5. Reinsurance
Certain premiums and benefits are assumed from and ceded to other insurance companies under various reinsurance agreements. The ceded reinsurance agreements provide the Company with increased capacity to write larger risks and maintain its exposure to loss within its capital resources.
The Company has a modified coinsurance agreement with Western and Southern, whereby the Company cedes structured settlements, guaranteed rate option annuities, and accumulation products written before July 1, 2002. Under the terms of the agreement, the Company retains the reserves and the related assets of this business.

32

Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2017, 2016 and 2015

The effects of reinsurance on premiums, annuity considerations and deposit-type funds are as follows for the years ended December 31:

	2017	2016	2015
	(In Thousands)

Direct premiums	$846,742	$1,203,499	$1,103,381
Assumed premiums:
Affiliates	—	—	—
Nonaffiliates	98	87	96
Ceded premiums:
Affiliates	(863)	(1,408)	(1,879)
Nonaffiliates	(284)	(362)	(370)
Net premiums	$845,693	$1,201,816	$1,101,228

The Company’s ceded reinsurance arrangements reduced certain other items in the accompanying financial statements by the following amounts as of and for the years ended December 31:

	2017	2016	2015
	(In Thousands)
Benefits paid or provided:
Affiliates	$71,418	$74,494	$85,934
Nonaffiliates	776	1,138	3,863
Policy and contract liabilities:
Affiliates	—	—	—
Nonaffiliates	1,610	1,849	2,639
Amounts receivable on reinsurance contracts:
Affiliates	14,742	12,995	15,730
Nonaffiliates	—	32	2

In 2017, 2016 and 2015, the Company did not commute any ceded reinsurance nor did it enter into or engage in any agreement that reinsures policies or contracts that were in-force or had existing reserves as of the effective date of such agreements.
At December 31, 2017, the Company has no reserves ceded to unauthorized reinsurers. Amounts payable or recoverable for reinsurance on policy and contract liabilities are not subject to periodic or maximum limits. At December 31, 2017, the Company’s reinsurance recoverables are not material and no individual reinsurer owed the Company an amount that was equal to or greater than 3% of the Company’s capital and surplus.
Neither the Company nor any of its related parties, control directly or indirectly, any reinsurers with whom the Company conducts business. No policies issued by the Company have been reinsured with a foreign company, which is controlled, either directly or indirectly, by a party not primarily engaged in the business of insurance. The Company does not have any reinsurance agreements in effect under which the reinsurer may unilaterally cancel the agreement. At December 31, 2017, there are no reinsurance agreements in effect such that the amount of losses paid or accrued exceed the total direct premium collected. The Company remains obligated for amounts ceded in the event that the reinsurers do not meet their obligations.

33

Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2017, 2016 and 2015

There would be no reduction in surplus at December 31, 2017, if all reinsurance agreements were cancelled.
6. Federal Income Taxes
The Company is included in the consolidated federal income tax return of Western and Southern. The Company had a receivable (payable) from (to) Western and Southern in the amount of $(0.2) million and $(15.5) million at December 31, 2017 and 2016, respectively. The tax years 2008 through 2017 remain subject to examination by major tax jurisdictions.
The amount of federal income taxes incurred that will be available for recoupment at December 31, 2017, in the event of future net losses is $0.8 million, $20.0 million, and $0.6 million from 2017, 2016 and 2015, respectively.
The components of the net deferred tax asset (liability) at December 31 are as follows:

		12/31/2017
		(In Thousands)
		(1)	(2)	(3)
				(Col 1+2)
		Ordinary	Capital	Total

(a)	Gross deferred tax assets	$55,904	$4,847	$60,751
(b)	Statutory valuation allowance adjustments	—	—	—
(c)	Adjusted gross deferred tax assets (a - b)	55,904	4,847	60,751
(d)	Deferred tax assets nonadmitted	650	—	650
(e)	Subtotal net admitted deferred tax assets (c - d)	55,254	4,847	60,101
(f)	Deferred tax liabilities	36,958	10,288	47,246
(g)	Net admitted deferred tax asset/(net deferred tax liability) (e - f)	$18,296	$(5,441)	$12,855

		12/31/2016
		(In Thousands)
		(4)	(5)	(6)
				(Col 4+5)
		Ordinary	Capital	Total

(a)	Gross deferred tax assets	$49,138	$11,728	$60,866
(b)	Statutory valuation allowance adjustments	—	—	—
(c)	Adjusted gross deferred tax assets (a - b)	49,138	11,728	60,866
(d)	Deferred tax assets nonadmitted	29,640	—	29,640
(e)	Subtotal net admitted deferred tax assets (c - d)	19,498	11,728	31,226
(f)	Deferred tax liabilities	9,147	10,742	19,889
(g)	Net admitted deferred tax asset/(net deferred tax liability) (e - f)	$10,351	$986	$11,337

34

Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2017, 2016 and 2015

		Change
		(In Thousands)
		(7)	(8)	(9)
				(Col 7+8)
		Ordinary	Capital	Total

(a)	Gross deferred tax assets	$6,766	$(6,881)	$(115)
(b)	Statutory valuation allowance adjustments	—	—	—
(c)	Adjusted gross deferred tax assets (a - b)	6,766	(6,881)	(115)
(d)	Deferred tax assets nonadmitted	(28,990)	—	(28,990)
(e)	Subtotal net admitted deferred tax assets (c - d)	35,756	(6,881)	28,875
(f)	Deferred tax liabilities	27,811	(454)	27,357
(g)	Net admitted deferred tax asset/(net deferred tax liability) (e - f)	$7,945	$(6,427)	$1,518

		12/31/2017
		(In Thousands)
		(1)	(2)	(3)
				(Col 1+2)
Admission Calculation Components SSAP No. 101		Ordinary	Capital	Total

(a)	Federal income taxes paid in prior years recoverable through loss carrybacks	$—	$332	$332
(b)	Adjusted gross deferred tax assets expected to be realized (excluding the amount of deferred tax assets from (a) above) after application of the threshold limitation (the lesser of (b)1 and (b)2 below)	12,523	—	12,523
	1. Adjusted gross deferred tax assets expected to be realized following the balance sheet date.	12,523	—	12,523
	2. Adjusted gross deferred tax assets allowed per limitation threshold.	XXX	XXX	129,436
(c)	Adjusted gross deferred tax assets (excluding the amount of deferred tax assets from (a) and (b) above) offset by gross deferred tax liabilities	42,731	4,515	47,246
(d)	Deferred tax assets admitted as the result of application of SSAP No. 101 Total ((a) + (b) + (c))	$55,254	$4,847	$60,101

35

Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2017, 2016 and 2015

		12/31/2016
		(In Thousands)
		(4)	(5)	(6)
				(Col 4+5)
Admission Calculation Components SSAP No. 101		Ordinary	Capital	Total

(a)	Federal income taxes paid in prior years recoverable through loss carrybacks	$10,276	$1,061	$11,337
(b)	Adjusted gross deferred tax assets expected to be realized (excluding the amount of deferred tax assets from (a) above) after application of the threshold limitation (the lesser of (b)1 and (b)2 below)	—	—	—
	1. Adjusted gross deferred tax assets expected to be realized following the balance sheet date.	—	—	—
	2. Adjusted gross deferred tax assets allowed per limitation threshold.	XXX	XXX	111,117
(c)	Adjusted gross deferred tax assets (excluding the amount of deferred tax assets from (a) and (b) above) offset by gross deferred tax liabilities	9,222	10,667	19,889
(d)	Deferred tax assets admitted as the result of application of SSAP No. 101 Total ((a) + (b) + (c))	$19,498	$11,728	$31,226

		Change
		(In Thousands)
		(7)	(8)	(9)
				(Col 7+8)
Admission Calculation Components SSAP No. 101		Ordinary	Capital	Total

(a)	Federal income taxes paid in prior years recoverable through loss	$(10,276)	$(729)	$(11,005)
(b)	Adjusted gross deferred tax assets expected to be realized (excluding the amount of deferred tax assets from (a) above) after application of the threshold limitation (the lesser of (b)1 and (b)2 below)	12,523	—	12,523
	1. Adjusted gross deferred tax assets expected to be realized following the balance sheet date.	12,523	—	12,523
	2. Adjusted gross deferred tax assets allowed per limitation threshold.	XXX	XXX	18,319
(c)	Adjusted gross deferred tax assets (excluding the amount of deferred tax assets from (a) and (b) above) offset by gross deferred tax liabilities	33,509	(6,152)	27,357
(d)	Deferred tax assets admitted as the result of application of SSAP No. 101 Total ((a) + (b) + (c))	$35,756	$(6,881)	$28,875

36

Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2017, 2016 and 2015

		2017	2016
		(In Thousands)
(a)	Ratio percentage used to determine recovery period and threshold limitation amount	877%	851%
(b)	Amount of adjusted capital and surplus used to determine recovery period and threshold limitation in (b)2 above	$112,019	$105,176

		12/31/2017
		(1)	(2)

Impact of tax planning strategies		Ordinary	Capital
		(In Thousands)
(a)	Adjusted gross DTAs amount	$55,904	$4,847
(b)	Percentage of adjusted gross DTAs by tax character attributable to the impact of tax planning strategies.	2.17%	0.55%
(c)	Net Admitted Adjusted Gross DTAs amount	$55,254	$4,847
(d)	Percentage of net admitted adjusted gross DTAs by tax character attributable to the impact of tax planning strategies.	2.19%	0.55%

		12/31/2016
		(3)	(4)

Impact of tax planning strategies		Ordinary	Capital
		(In Thousands)
(a)	Adjusted gross DTAs amount	$49,138	$11,728
(b)	Percentage of adjusted gross DTAs by tax character attributable to the impact of tax planning strategies.	3.29%	1.74%
(c)	Net Admitted Adjusted Gross DTAs amount	$19,498	$11,728
(d)	Percentage of net admitted adjusted gross DTAs by tax character attributable to the impact of tax planning strategies.	6.40%	3.40%

		Change
		(5)	(6)
		(Col 1-3)	(Col 2-4)
Impact of tax planning strategies		Ordinary	Capital
		(In Thousands)
(a)	Adjusted gross DTAs amount	$6,766	$(6,881)
(b)	Percentage of adjusted gross DTAs by tax character attributable to the impact of tax planning strategies.	(1.12)%	(1.19)%
(c)	Net Admitted Adjusted Gross DTAs amount	$35,756	$(6,881)
(d)	Percentage of net admitted adjusted gross DTAs by tax character attributable to the impact of tax planning strategies.	(4.21)%	(2.85)%

The Company’s tax planning strategies do include the use of reinsurance.

37

Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2017, 2016 and 2015

Current income taxes incurred consist of the following major components:

			12/31/2017	12/31/2016	12/31/2015
(1)	Current income tax		(In Thousands)
	(a)	Federal	$(6,533)	$19,762	$12,150
	(b)	Foreign	9	(5)	144
	(c)	Subtotal	(6,524)	19,757	12,294
	(d)	Federal income tax on net capital gains	19,249	18,805	(2,930)
	(e)	Utilization of capital loss carryforwards	—	—	—
	(f)	Other	—	—	—
	(g)	Federal and foreign income taxes incurred	$12,725	$38,562	$9,364

			(1)	(2)	(3)
					(Col 1-2)
(2)	Deferred tax assets:		12/31/2017	12/31/2016	Change
	(a)	Ordinary	(In Thousands)
		(1) Discounting of unpaid losses	$—	$—	$—
		(2) Unearned premium revenue	—	—	—
		(3) Policyholder reserves	49,111	38,733	10,378
		(4) Investments	—	—	—
		(5) Deferred acquisition costs	6,572	10,066	(3,494)
		(6) Policyholder dividends accrual	—	—	—
		(7) Fixed assets	—	—	—
		(8) Compensation and benefits accrual	34	58	(24)
		(9) Pension accrual	—	—	—
		(10) Receivables - nonadmitted	17	106	(89)
		(11) Net operating loss carryforward	—	—	—
		(12) Tax credit carryforward	—	—	—
		(13) Other	170	175	(5)
		(99) Subtotal	55,904	49,138	6,766
	(b)	Statutory valuation allowance adjustment	—	—	—
	(c)	Nonadmitted	650	29,640	(28,990)
	(d)	Admitted ordinary deferred tax assets (2a99 - 2b - 2c)	55,254	19,498	35,756
	(e)	Capital
		(1) Investments	4,847	11,728	(6,881)
		(2) Net capital loss carryforward	—	—	—
		(3) Real estate	—	—	—
		(4) Other	—	—	—
		(99) Subtotal	4,847	11,728	(6,881)
	(f)	Statutory valuation allowance adjustment	—	—	—
	(g)	Nonadmitted	—	—	—
	(h)	Admitted capital deferred tax assets (2e99- 2f - 2g)	4,847	11,728	(6,881)
	(i)	Admitted deferred tax assets (2d + 2h)	$60,101	$31,226	$28,875

38

Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2017, 2016 and 2015

			(1)	(2)	(3)
					(Col 1-2)
			12/31/2017	12/31/2016	Change
(3)	Deferred tax liabilities:		(In Thousands)
	(a)	Ordinary
		(1) Investments	$5,373	$5,398	$(25)
		(2) Fixed assets	—	—	—
		(3) Deferred and uncollected premium	—	—	—
		(4) Policyholder reserves	31,220	3,749	27,471
		(5) Other	365	—	365
		(99) Subtotal	36,958	9,147	27,811
	(b)	Capital
		(1) Investments	10,288	10,742	(454)
		(2) Real estate	—	—	—
		(3) Other	—	—	—
		(99) Subtotal	10,288	10,742	(454)
	(c)	Deferred tax liabilities (3a99 + 3b99)	$47,246	$19,889	$27,357

(4)	Net deferred tax assets/liabilities (2i - 3c)		$12,855	$11,337	$1,518

Among the more significant book-to-tax adjustments were the following:

	12/31/2017	Effective Tax Rate	12/31/2016	Effective Tax Rate	12/31/2015	Effective Tax Rate
	(In Thousands)		(In Thousands)		(In Thousands)
Provision computed at statutory rate	$12,229	35.00%	$56,290	35.00%	$27,096	35.00%
Dividends received deduction	(13,384)	(38.31)	(13,417)	(8.34)	(13,865)	(17.91)
Derivative adjustment	20,327	58.18	282	0.18	(2,737)	(3.54)
Tax credits	(6,438)	(18.43)	(1,732)	(1.08)	(1,886)	(2.44)
Interest maintenance reserve adjustment	—	—	—	—	(1,488)	(1.92)
Change in federal tax rate	18,208	52.11	—	—	—	—
Statutory reserve change	2,195	6.29	—	—	—	—
Other	226	0.65	(111)	(0.07)	(1,913)	(2.46)
Other invested assets and nonadmitted change	1,541	4.41	—	—	—	—
Total statutory income taxes	$34,904	99.90%	$41,312	25.69%	$5,207	6.73%

Federal taxes incurred	$12,725	36.42%	$38,562	23.98%	$9,364	12.10%
Change in net deferred income taxes	22,179	63.48	2,750	1.71	(4,157)	(5.37)
Total statutory income taxes	$34,904	99.90%	$41,312	25.69%	$5,207	6.73%

At December 31, 2017, the Company had $0.0 of net operating loss carryforwards, net capital loss carryforwards and tax credit carry forwards; the company had $0.0 million of deferred tax liabilities that are not recognized.
As of December 31, 2017 and 2016, the Company had a balance of $1.7 million and $1.7 million, respectively, in its policyholder surplus account under the provisions of the Internal Revenue Code. This amount, under the Tax Cuts and Jobs Act (the Tax Act), became taxable on January 1, 2018.
On December 22, 2017, the Tax Act was enacted, significantly changing the US income tax law. Among the provisions of the Tax Act were the establishment of a flat corporate income tax rate of 21%, a general repeal of net operating loss carrybacks and a reduction in the maximum deduction for net operating loss carryforwards

39

Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2017, 2016 and 2015

arising in tax years beginning after 2017, and the elimination or reduction of certain deductions, exclusions and credits. The Tax Act is aimed at encouraging economic growth through the reduction in corporate income tax rates and simplification of the tax law which will create a broadened tax base.
The Company has recognized the effects of the tax rate change on its deferred tax balances in its December 31, 2017 financial statements. The re-measurement of deferred tax assets and liabilities resulted in a reduction of net deferred tax assets of $9,003,475, of which $(9,204,659) and $18,208,134 was recorded as an adjustment to the change in net unrealized capital gains (losses) and the change in net deferred income tax, respectively. Upon issuance of the Company’s financial statements for the year ended December 31, 2017, the Company’s accounting for certain income tax effects of the Tax Act is incomplete; however, the Company has included reasonable estimates of these balances in its re-measurement of deferred tax assets and liabilities. The estimates are reported as provisional amounts for the effect of the Tax Act on deferred taxes, including items related to the computation of life reserves. The Company will update the provisional amounts over a measurement period which will not extend beyond December 22, 2018.
7. Capital and Surplus
The Company is required by statutory regulations to meet minimum risk-based capital standards. Risk-based capital is a method of measuring the minimum amount of capital appropriate for an insurance company to support its overall business operations in consideration of its size and risk profile. At December 31, 2017 and 2016, the Company exceeded the minimum risk-based capital.
Ohio insurance law limits the amount of dividends that can be paid to a parent in a holding company structure without prior approval of the regulators to the greater of 10% of statutory surplus or statutory net income as of the preceding December 31 less any dividends paid in the preceding 12 months, but only to the extent of earned surplus as of the preceding December 31. Based on these limitations, the Company is able to pay dividends of up to $87.6 million by the end of 2018 without seeking prior regulatory approval based on capital and surplus of $875.8 million at December 31, 2017.
8. Commitments and Contingencies
The Company is named as a defendant in various legal actions arising principally from claims made under insurance policies and contracts. The Company believes the resolution of these actions will not have a material effect on the Company’s financial position or results of operations.
At December 31, 2017, the Company does not have any material lease agreements for office space or equipment.

At December 31, 2017, the Company has future commitments to provide additional capital contributions of $16.3 million to investments in joint ventures, limited partnerships and limited liability companies.

40

Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2017, 2016 and 2015

9. Annuity Reserves and Deposit-Type Contract Liabilities
At December 31, 2017, the Company’s general and separate account annuity reserves and deposit-type contract liabilities that are subject to discretionary withdrawal (with adjustment), subject to discretionary withdrawal (without adjustment), and not subject to discretionary withdrawal provisions are summarized as follows:

	General Account	Separate Account With Guarantees	Separate Account Non-guaranteed	Total	Percent
	(In Thousands)
Subject to discretionary withdrawal:
With fair value adjustment	$(1,792)	$974,186	$—	$972,394	12.8%
At book value less current surrender charge of 5% or more	1,574,909	604,810	—	2,179,719	28.7
At fair value	—	—	820,637	820,637	10.8
Total with adjustment or at market value	$1,573,117	$1,578,996	$820,637	$3,972,750	52.3
Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)	625,384	—	—	625,384	8.2
Not subject to discretionary withdrawal	2,990,471	—	—	2,990,471	39.5
Total annuity reserves and deposit-type contract liabilities (before reinsurance)	$5,188,972	$1,578,996	$820,637	$7,588,605	100.0%
Less reinsurance ceded	1,574	—	—	1,574
Net annuity reserves and deposit-type contract liabilities	$5,187,398	$1,578,996	$820,637	$7,587,031
Interest rate changes may have temporary effects on the sale and profitability of annuity products offered by the Company. Although the rates offered by the Company are adjustable in the long-term, in the short-term they may be subject to contractual and competitive restrictions, which may prevent timely adjustment. The Company’s management constantly monitors interest rates with respect to a spectrum of product durations and sells annuities that permit flexible responses to interest rate changes as part of the Company’s management of interest spreads. However, adverse changes in investment yields on invested assets will affect the earnings on those products with a guaranteed return.
Federal Home Loan Bank
The Company is a member of the FHLB of Cincinnati. Through its membership, the Company has conducted business activity (borrowings) with the FHLB. It is part of the Company’s strategy to utilize these funds to increase profitability. The Company has determined the actual/estimated maximum borrowing capacity as $765.0 million. The Company calculated this amount after a review of its pledgeable assets (both pledged and unpledged) and after applying the respective FHLB borrowing haircuts.

41

Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2017, 2016 and 2015

FHLB Capital Stock – General Account:

	December 31
	2017	2016
	(in thousands)
Membership stock - Class A (not eligible for redemption)	$9,599	$8,669
Membership stock - Class B	—	—
Activity stock	13,288	4,577
Excess stock	—	—
Aggregate total	$22,887	$13,246
Actual or estimated borrowing capacity as determined by the insurer	$765,000	$300,000

Collateral Pledged to FHLB – General Account:

	2017				2016
	Fair Value	Carrying Value	Aggregate Total Borrowing	Borrowed at Time of Maximum Collateral	Fair Value	Carrying Value	Aggregate Total Borrowing	Borrowed at Time of Maximum Collateral
	(In Thousands)
Total as of reporting date	$809,546	$795,466	$663,848	XXX	$289,494	$284,812	$228,834	XXX
Maximum during reporting date	$809,546	$795,466	XXX	$663,848	$289,494	$284,812	XXX	$228,834

Borrowing from FHLB - General Account:

	2017			2016
	At Reporting Date	Reserves Established at Reporting Date	Maximum Amount During Period	At Reporting Date	Reserves Established at Reporting Date
	(In Thousands)
Funding agreements	$663,848	$652,801	$663,848	$228,834	$219,619
Debt	—	XXX	—	—	XXX
Aggregate total	$663,848	$652,801	$663,848	$228,834	$219,619

The Company does not have any prepayment obligations under these FHLB borrowing arrangements.
10. Separate Accounts
The Company’s guaranteed separate account consists of non-indexed, guaranteed rate options that include market value adjustments and systematic transfer options. The guaranteed rate options are sold in fixed annuity products and as investment options within the Company’s variable annuity products. The guaranteed rate options and systematic transfer options carry a minimum interest guarantee based on the guarantee period selected by the policyholder. The fixed annuity products offered provide a death benefit equal to the account value, with one product offering an optional death benefit ranging from 25% to 40% of the gain in the contract. The fixed investment options offered within the Company’s variable annuity products provide the death benefits listed below for variable annuities.

42

Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2017, 2016 and 2015

The Company’s nonguaranteed separate accounts consist of subaccounts available through variable annuities and variable life insurance. The net investment experience of each subaccount is credited directly to the policyholder and can be positive or negative. The variable annuities include guaranteed minimum death benefits that vary by product and include optional death benefits available on some products. The death benefits offered by the Company include the following: account value, return of premium paid, a death benefit that is adjusted after seven years to the current account value, a death benefit that is adjusted annually to the current account value, and an additional death benefit ranging from 25% to 40% of the gain in the contract. Some variable annuities also provide living benefits, which include guaranteed accumulation amounts on a date certain, guaranteed minimum withdrawal amounts and guaranteed minimum lifetime withdrawal amounts. The death benefit under the variable life insurance policies may vary with the investment performance of the underlying investments in the separate accounts.
To compensate the general account for risk taken, the separate accounts paid risk charges of $3.2 million, $2.4 million, $2.2 million, $1.7 million and $1.2 million in 2017, 2016, 2015, 2014 and 2013, respectively. The Company’s general account paid $0.1 million, $0.2 million, $0.2 million, $0.2 million and $0.1 million towards separate account guarantees in 2017, 2016, 2015, 2014, and 2013, respectively.

43

Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2017, 2016 and 2015

Information regarding the separate accounts of the Company as of and for the year ended December 31, 2017, is as follows:

	Separate Accounts With Guarantees
	Nonindexed Guaranteed Less Than/ Equal to 4%	Nonindexed Guaranteed More Than 4%	Nonguaranteed Separate Accounts	Total
	(In Thousands)

Premiums, considerations or deposits	$61,071	$11	$67,179	$128,261

Reserves for separate accounts with assets at:
Fair value	$—	$—	$827,713	$827,713
Amortized cost	1,477,446	101,550	—	1,578,996
Total reserves	$1,477,446	$101,550	$827,713	$2,406,709

Reserves for separate accounts by withdrawal characteristics:
Subject to discretionary withdrawal:
With fair value adjustment	$872,780	$101,406	$—	$974,186
At book value without fair value adjustment and with current surrender charge of 5% or more	604,666	144	—	604,810
At fair value	—	—	827,713	827,713
At book value without fair value adjustment and with current surrender charge of less than 5%	—	—	—	—
Subtotal	1,477,446	101,550	827,713	2,406,709
Not subject to discretionary withdrawal	—	—	—	—
Total separate accounts reserves	$1,477,446	$101,550	$827,713	$2,406,709

44

Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2017, 2016 and 2015

A reconciliation of the amounts transferred to and from the separate accounts for the year ended December 31, 2017, is presented below:

2017
(In Thousands)
Transfers as reported in the Summary of Operations of the Separate Accounts Statement:
Transfers to separate accounts	$128,261
Transfers from separate accounts	289,595
Net transfers to (from) separate accounts	(161,334)

Reconciling adjustments:
Policy deductions and other expenses	630
Other changes in surplus in Separate Account Statement	233
Other account adjustments	(155)
Transfers as reported in the Summary of Operations of the Company	$(160,626)

45

Financial Statement Schedules (Statutory-Basis)

46

Integrity Life Insurance Company

Summary of Investments – Other Than Investments in Related Parties
(Statutory-Basis)

December 31, 2017
(In Thousands)

Schedule I
			Amount at Which
		Market	Shown in the
Type of Investment	Cost (1)	Value	Balance Sheet

Debt securities
Bonds:
United States government and
government agencies and authorities	$106,922	$106,966	$106,922
States, municipalities and political
subdivisions	440,420	455,809	440,420
Foreign governments	30,601	31,463	30,601
All other corporate bonds	4,481,353	4,677,331	4,481,353
Preferred stocks	21,789	23,318	21,789
Total fixed maturities	5,081,085	5,294,887	5,081,085

Equity securities
Common stocks:
Industrial, miscellaneous and all other	201,942	247,354	247,354

Mortgage loans on real estate	455,805		455,805
Policy loans	107,728		107,728
Other long-term investments	107,903		107,903
Cash, cash equivalents and short-term
investments	113,911		113,911
Total investments	$6,068,374		$6,113,786

(1) Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and adjusted for amortization of premiums or accrual discounts.

47

Integrity Life Insurance Company

Supplementary Insurance Information (Statutory-Basis)

(In Thousands)

Schedule III
						Benefits,
	Future					Claims
	Policy		Policy and		Net	Losses and	Other
	Benefits and	Unearned	Contract	Premium	Investment	Settlement	Operating	Premiums
	Expenses	Premiums	Liabilities	Revenue	Income*	Expenses	Expenses*	Written

Year ended December 31, 2017
Individual life	$264,014	$—	$126	$9,920	$20,633	$14,458	$266
Individual health	—	—	—	—	—	—	—	$—
Group life and health	6,819	—	—	—	494	(477)	—	—
Annuity	4,185,799	—	65	845,336	211,361	1,079,484	28,915
Corporate and other	—	—	—	—	30,898	—	18,034
	$4,456,632	$—	$191	$855,256	$263,386	$1,093,465	$47,215

Year ended December 31, 2016
Individual life	$269,230	$—	$129	$10,620	$20,387	$21,702	$269
Individual health	—	—	—	—	—	—	—	$—
Group life and health	8,018	—	—	—	595	(2,243)	—	—
Annuity	3,661,527	—	94	1,201,498	173,609	1,304,808	26,586
Corporate and other	—	—	—	—	37,735	—	12,001
	$3,938,775	$—	$223	$1,212,118	$232,326	$1,324,267	$38,856

Year ended December 31, 2015
Individual life	$261,100	$—	$141	$10,132	$20,675	$13,174	$324
Individual health	—	—	—	—	—	—	—	$—
Group life and health	9,737	—	—	—	736	(864)	—	—
Annuity	2,867,412	—	93	1,100,837	134,549	1,214,663	22,105
Corporate and other	—	—	—	—	42,696	—	10,683
	$3,138,249	$—	$234	$1,110,969	$198,656	$1,226,973	$33,112

*Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied.

48

Integrity Life Insurance Company

Reinsurance (Statutory-Basis)

(In Thousands)

Schedule IV
					Percentage
		Ceded to	Assumed		of Amount
	Gross	Other	From Other	Net	Assumed
	Amount	Companies	Companies	Amount	to Net

Year ended December 31, 2017
Life insurance in force	$346,184	$170,525	$21,007	$196,666	11%
Premiums:
Individual life	$10,060	$238	$98	$9,920	1%
Individual health	—	—	—	—	—
Group life and health	—	—	—	—	—
Annuity	846,245	909	—	845,336	—%
	$856,305	$1,147	$98	$855,256	—%

Year ended December 31, 2016
Life insurance in force	$366,827	$182,249	$21,754	$206,332	11%
Premiums:
Individual life	$10,836	$303	$87	$10,620	1%
Individual health	—	—	—	—	—
Group life and health	—	—	—	—	—
Annuity	1,202,965	1,467	—	1,201,498	—%
	$1,213,801	$1,770	$87	$1,212,118	—%

Year ended December 31, 2015
Life insurance in force	$374,506	$188,366	$23,235	$209,375	11%
Premiums:
Individual life	$10,327	$291	$96	$10,132	1%
Individual health	—	—	—	—	—
Group life and health	—	—	—	—	—
Annuity	1,102,795	1,958	—	1,100,837	—%
	$1,113,122	$2,249	$96	$1,110,969	—%

49

STATUTORY-BASIS FINANCIAL STATEMENTS AND SCHEDULES

The Western and Southern Life Insurance Company
Years Ended December 31, 2017, 2016 and 2015
With Report of Independent Auditors

The Western and Southern Life Insurance Company

Statutory-Basis Financial Statements and Schedules

Years Ended December 31, 2017, 2016 and 2015

Report of Independent Auditors

The Board of Directors
The Western and Southern Life Insurance Company

We have audited the accompanying statutory-basis financial statements of The Western and Southern Life Insurance Company, which comprise the balance sheets as of December 31, 2017 and 2016, and the related statements of operations, changes in capital and surplus, and cash flow for each of the three years in the period ended December 31, 2017, and the related notes to the financial statements.

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of these financial statements in conformity with accounting practices prescribed or permitted by the Ohio Department of Insurance. Management also is responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free of material misstatement, whether due to fraud or error.

Auditor’s Responsibility

Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on the auditor’s judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 1, to meet the requirements of Ohio, the financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Ohio Department of Insurance, which practices differ from U.S. generally accepted accounting principles. The variances between such practices and U.S. generally accepted accounting principles are described in Note 1. The effects on the accompanying financial statements of these variances are not reasonably determinable but are presumed to be material.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the effects of the matter described in the preceding paragraph, the statutory-basis financial statements referred to above do not present fairly, in conformity with U.S. generally accepted accounting principles, the financial position of The Western and Southern Life Insurance Company at December 31, 2017 and 2016, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2017.

Opinion on Statutory-Basis of Accounting

However, in our opinion, the statutory-basis financial statements referred to above present fairly, in all material respects, the financial position of The Western and Southern Life Insurance Company at December 31, 2017 and 2016, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2017, in conformity with accounting practices prescribed or permitted by the Ohio Department of Insurance.

Supplementary Information

Our audits were conducted for the purpose of forming an opinion on the statutory-basis financial statements as a whole. The accompanying statutory-basis financial statement supplementary information listed in Schedules I, III, and IV is presented for purposes of additional analysis and is not a required part of the statutory-basis financial statements. Such information is the responsibility of management and was derived from and relates directly to the underlying accounting and other records used to prepare the statutory-basis financial statements. The information has been subjected to the auditing procedures applied in the audits of the statutory-basis financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the statutory-basis financial statements or to the statutory-basis financial statements themselves, and other additional procedures in accordance with auditing standards generally accepted in the United States. In our opinion, the information is fairly stated, in all material respects, in relation to the statutory-basis financial statements as a whole.

/s/ Ernst & Young LLP

Cincinnati, Ohio
April 20, 2018

The Western and Southern Life Insurance Company
Balance Sheets (Statutory-Basis)

	December 31
	2017	2016
Admitted assets	(In Thousands)
Cash and invested assets:
Debt securities	$3,544,456	$3,432,246
Preferred and common stocks	1,471,824	1,325,783
Investments in common stocks of subsidiaries	2,150,761	2,191,212
Mortgage loans	49,229	57,655
Policy loans	164,706	167,005
Real estate:
Properties held for the production of income	3,327	3,111
Properties occupied by the Company	24,479	25,993
Cash, cash equivalents and short-term investments	230,950	148,695
Receivable for securities	2,143	3,767
Securities lending reinvested collateral assets	62,048	17,592
Other invested assets	1,635,171	1,499,024
Total cash and invested assets	9,339,094	8,872,083

Investment income due and accrued	44,164	44,669
Premiums deferred and uncollected	51,020	52,288
Current federal income taxes recoverable	26,766	—
Net deferred income tax asset	24,178	96,462
Receivables from parent, subsidiaries and affiliates	36,273	24,928
Other admitted assets	24,262	23,135
Separate account assets	1,005,694	994,109
Total admitted assets	$10,551,451	$10,107,674

Liabilities and capital and surplus
Liabilities:
Policy and contract liabilities:
Life and annuity reserves	$2,681,638	$2,654,244
Accident and health reserves	258,424	253,076
Liability for deposit-type contracts	224,599	230,632
Policy and contract claims	51,483	48,261
Dividends payable to policyholders	38,658	42,425
Premiums received in advance	3,736	3,986
Total policy and contract liabilities	3,258,538	3,232,624

General expense due and accrued	35,982	26,640
Current federal income taxes payable	—	8,064
Transfer to (from) separate accounts due and accrued, net	(15)	(312)
Asset valuation reserve	373,868	341,387
Interest maintenance reserve	51,890	51,598
Other liabilities	282,955	234,720
Pension liability	32,997	100,825
Liability for postretirement benefits other than pensions	164,700	169,500
Payable for securities lending	245,503	132,988
Separate account liabilities	1,005,694	994,109
Total liabilities	5,452,112	5,292,143

Capital and surplus:
Common stock, $1 par value, authorized 1,000 shares, issued and outstanding 1,000 shares	1,000	1,000
Paid-in surplus	112,103	55,003
Accumulated surplus	4,986,236	4,759,528
Total capital and surplus	5,099,339	4,815,531
Total liabilities and capital and surplus	$10,551,451	$10,107,674
See accompanying notes.

The Western and Southern Life Insurance Company
Statement of Operations (Statutory-Basis)

	Year Ended December 31
	2017	2016	2015
	(In Thousands)
Premiums and other revenues:
Premiums and annuity considerations	$246,746	$253,742	$256,197
Net investment income	539,164	322,165	545,324
Considerations for supplementary contracts with life contingencies	—	24	—
Amortization of the interest maintenance reserve	3,815	2,911	2,045
Commissions and expenses on reinsurance ceded	932	888	855
Other revenues	79	2,368	1,307
Total premiums and other revenues	790,736	582,098	805,728

Benefits paid or provided:
Death benefits	143,503	139,560	179,472
Annuity benefits	146,297	119,814	108,904
Disability and accident and health benefits	17,316	16,045	16,608
Surrender benefits	71,352	71,106	76,160
Payments on supplementary contracts with life contingencies	441	499	534
Other benefits	2,916	3,464	393
Increase in policy reserves and other policyholders’ funds	39,793	49,042	17,939
Total benefits paid or provided	421,618	399,530	400,010

Insurance expenses and other deductions:
Commissions	23,753	27,606	25,515
Commissions and expenses on reinsurance assumed	1,214	1,288	(3,909)
General expenses	134,399	138,995	140,417
Net transfers to (from) separate account	(101,619)	(69,680)	(57,160)
Reserve adjustments on reinsurance assumed	(71,901)	(72,342)	(82,611)
Other deductions	52,016	42,084	44,801
Total insurance expenses and other deductions	37,862	67,951	67,053

Gain (loss) from operations before dividends to policyholders, federal income tax expense, and net realized capital gains (losses)	331,256	114,617	338,665

Dividends to policyholders	51,964	57,514	57,752
Gain (loss) from operations before federal income tax expense and net realized capital gains (losses)	279,292	57,103	280,913
Federal income tax expense (benefit), excluding tax on capital gains	12,111	5,193	28,820
Gain (loss) from operations before net realized capital gains (losses)	267,181	51,910	252,093
Net realized capital gains (losses) (excluding gains (losses) transferred to IMR and capital gains tax)	2,557	1,688	15,961
Net income (loss)	$269,738	$53,598	$268,054

See accompanying notes.

The Western and Southern Life Insurance Company
Statements of Changes in Capital and Surplus (Statutory-Basis)

	Common Stock	Paid-In Surplus	Accumulated Surplus	Total Capital and Surplus
	(In Thousands)

Balance, January 1, 2015	$1,000	$55,003	$4,238,207	$4,294,210
Net income (loss)	—	—	268,054	268,054
Change in net deferred income tax	—	—	50,246	50,246
Net change in unrealized gains (losses) on investments (net of deferred tax expense (benefit) of ($61,825))	—	—	(149,736)	(149,736)
Change in reserve on account of change in valuation basis, (increase) or decrease	—	—	(552)	(552)
Net change in nonadmitted assets and related items	—	—	(1,367)	(1,367)
Change in asset valuation reserve	—	—	69,912	69,912
Dividends to stockholder	—	—	(40,000)	(40,000)
Change in unrecognized post retirement benefit obligation	—	—	65,117	65,117
Correction of critical illness ceded reserve	—	—	(7,549)	(7,549)
Balance, December 31, 2015	1,000	55,003	4,492,332	4,548,335
Net income (loss)	—	—	53,598	53,598
Change in net deferred income tax	—	—	17,794	17,794
Net change in unrealized gains (losses) on investments (net of deferred tax expense (benefit) of $48,990)	—	—	271,374	271,374
Net change in nonadmitted assets and related items	—	—	(26,671)	(26,671)
Change in asset valuation reserve	—	—	(65,901)	(65,901)
Change in unrecognized post retirement benefit obligation	—	—	21,709	21,709
Correction of traditional life reserves	—	—	(4,707)	(4,707)
Balance, December 31, 2016	1,000	55,003	4,759,528	4,815,531
Net income (loss)	—	—	269,738	269,738
Change in net deferred income tax	—	—	(103,027)	(103,027)
Net change in unrealized gains (losses) on investments (net of deferred tax expense (benefit) of ($31,715))	—	—	126,689	126,689
Net change in nonadmitted assets and related items	—	—	(64,589)	(64,589)
Change in asset valuation reserve	—	—	(32,481)	(32,481)
Change in unrecognized post retirement benefit obligation	—	—	30,991	30,991
Capital contribution	—	57,100	—	57,100
Correction of traditional life reserves	—	—	(613)	(613)
Balance, December 31, 2017	$1,000	$112,103	$4,986,236	$5,099,339

See accompanying notes.

The Western and Southern Life Insurance Company
Statements of Cash Flow (Statutory-Basis)

	Year Ended December 31
	2017	2016	2015
	(In Thousands)
Operating activities
Premiums collected net of reinsurance	$249,358	$253,220	$257,767
Net investment income received	509,990	289,537	399,831
Benefits paid	(387,279)	(376,867)	(412,304)
Net transfers from (to) separate accounts	101,916	69,392	57,158
Commissions and expense paid	(77,257)	(96,818)	(68,181)
Dividends paid to policyholders	(55,732)	(56,917)	(57,224)
Federal income taxes recovered (paid)	(52,260)	(42,867)	(47,844)
Other, net	1,010	3,257	2,163
Net cash from (for) operations	289,746	41,937	131,366

Investing activities
Proceeds from investments sold, matured or repaid:
Debt securities	782,780	825,252	798,604
Preferred and common stocks	481,055	546,227	781,840
Mortgage loans	15,501	920	11,565
Real estate	476	473	745
Other invested assets	245,518	153,463	140,199
Net gains (losses) on cash, cash equivalents and short-term investments	(23)	45	(11)
Miscellaneous proceeds	19,962	47,582	295,374
Net proceeds from investments sold, matured or repaid	1,545,269	1,573,962	2,028,316

Cost of investments acquired:
Debt securities	(885,797)	(690,324)	(829,108)
Preferred and common stocks	(575,188)	(544,379)	(590,543)
Mortgage loans	(7,076)	(17,569)	(35,716)
Real estate	(791)	(1,139)	(1,398)
Other invested assets	(315,724)	(290,787)	(306,777)
Miscellaneous applications	(44,456)	(968)	(78,511)
Total cost of investments acquired	(1,829,032)	(1,545,166)	(1,842,053)

Net change in policy and other loans	2,298	1,577	3,157
Net cash from (for) investments	(281,465)	30,373	189,420

Financing activities
Capital and paid in surplus, less treasury stock	57,100	—	—
Net deposits on deposit-type contract funds and other insurance liabilities	(6,033)	(6,494)	(3,238)
Dividends paid to stockholder	—	—	(40,000)
Other cash provided (applied)	22,907	(68,171)	(230,284)
Net cash from (for) financing and miscellaneous sources	73,974	(74,665)	(273,522)

Net change in cash, cash equivalents and short-term investments	82,255	(2,355)	47,264
Cash, cash equivalents and short-term investments:
Beginning of year	148,695	151,050	103,786
End of year	$230,950	$148,695	$151,050

Cash flow information for noncash transactions
Dividend from Western-Southern Life Assurance Company in the form of debt securities	$—	$—	$99,102

See accompanying notes.

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2017, 2016 and 2015

1. Nature of Operations and Significant Accounting Policies
The Western and Southern Life Insurance Company (the Company) is a stock life insurance company that offers primarily individual traditional and whole life insurance policies. The Company is licensed in 43 states and the District of Columbia. For the year ended December 31, 2017, approximately 68.2% of the gross premiums and annuity considerations for the Company were derived from California, Illinois, Indiana, North Carolina, Ohio, and Pennsylvania. The Company is domiciled in Ohio. The Company is an indirect, wholly-owned subsidiary of Western & Southern Mutual Holding Company (Mutual Holding), a mutual holding company formed pursuant to the insurance regulations of the State of Ohio. Ohio law requires Mutual Holding to hold at least a majority voting interest in the Company. Currently, Mutual Holding indirectly holds 100% of the voting interest through Western & Southern Financial Group, Inc. (WSFG), its wholly-owned subsidiary. The Company wholly owns the following insurance entities: Western-Southern Life Assurance Company (WSLAC), Columbus Life Insurance Company (Columbus Life) and Integrity Life Insurance Company (Integrity). Integrity Life Insurance Company wholly owns National Integrity Life Insurance Company (National).
State regulatory authorities have powers relating to granting and revoking licenses to transact business, the licensing of agents, the regulation of premium rates and trade practices, the form and content of insurance policies, the content of advertising material, financial statements and the nature of permitted practices.
Included within the financial statements, the Company has established and operates a closed block for the benefit of holders of most participating individual ordinary and weekly industrial life insurance policies issued on or before the formation of Mutual Holding in 2000 (the Closed Block). Assets have been allocated to the Closed Block in an amount that is expected to produce cash flows which, together with anticipated revenue from the policies included in the Closed Block, are reasonably expected to be sufficient to support the Closed Block policies, the continuation of policyholder dividends, in aggregate, in accordance with the 2000 dividend scale if the experience underlying such scale continues, and for appropriate adjustments in the dividend scale if the experience changes. Invested assets allocated to the Closed Block consist primarily of high-quality debt securities, mortgage loans, policy loans, short-term investments, other invested assets, and securities lending reinvested collateral. Invested assets of $2,080.1 million and $2,073.7 million were allocated to the Closed Block as of December 31, 2017 and 2016, respectively. The assets allocated to the Closed Block inure solely for the benefit of the Closed Block policyholders and will not revert to the benefit of the Company. The purpose of the Closed Block is to protect the policy dividend expectations of these policies after the formation of Mutual Holding. The Closed Block will continue in effect until the last policy in the Closed Block is no longer in force.
Use of Estimates
The preparation of statutory-basis financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2017, 2016 and 2015

Basis of Presentation
The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the Ohio Department of Insurance (the Department). The National Association of Insurance Commissioners’ (NAIC) Accounting Practices and Procedures Manual (NAIC SAP or SSAP) has been adopted as a component of prescribed or permitted practices by the State of Ohio. These practices differ in some respects from U.S. generally accepted accounting principles (GAAP). The more significant differences follow.
Investments
Investments in debt securities and mandatory redeemable preferred stocks are reported at amortized cost or fair value based on the NAIC’s rating; for GAAP, such fixed maturity investments are designated at purchase as held-to-maturity, trading or available-for-sale. Held-to-maturity fixed investments are reported at amortized cost, and the remaining fixed maturity investments are reported at fair value with unrealized holding gains and losses reported in the statement of operations for those designated as trading and as a separate component of other comprehensive income (loss) for those designated as available-for-sale.
All single-class and multiclass mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using the retrospective method. The prospective method is used to determine amortized cost for securities that experience a decline that is deemed to be other-than-temporary. Securities that are in an unrealized loss position which the Company intends to sell, or does not have the intent and ability to hold until recovery, are written down to fair value as a realized loss. Securities that are in an unrealized loss position which the Company has the intent and ability to hold until recovery are written down to the extent the present value of expected future cash flows using the security’s effective yield is lower than the amortized cost. For GAAP purposes, all securities, purchased or retained, that represent beneficial interests in securitized assets (e.g., CMO, CBO, CDO, CLO, MBS and ABS securities), other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If it is determined that a decline in fair value is other-than-temporary, the cost basis of the security is written down to the extent the present value of expected future cash flows using the security’s effective yield is lower than the amortized cost. If high credit quality securities are adjusted, the retrospective method is used.
The Company monitors other investments to determine if there has been an other-than-temporary decline in fair value. Factors that management considers for each identified security include the following:

•	The extent and length of time the fair value has been below the book/adjusted carrying value;

•	The reasons for the decline in value;

•	Specific credit issues related to the issuer and current economic conditions, including the current and future impact of any specific events;

•
For structured investments (e.g., residential mortgage-backed securities, commercial mortgage-backed securities, asset-backed securities and other structured investments), factors such as overall deal structure and the Company’s position within the structure, quality of underlying collateral, delinquencies and defaults, loss severities, recoveries, prepayments and cumulative loss projections are considered;

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2017, 2016 and 2015

•
For all equity securities and other debt securities with credit-related declines in fair value, the Company’s intent and ability to hold the security long enough for it to recover its value to book/adjusted carrying value; and

•	For all other debt securities with interest-related declines in fair value, the Company’s intent to sell the security before recovery of its book/adjusted carrying value.

If the decline is judged to be other-than-temporary, an impairment charge to fair value is recorded as a net realized capital loss in the period the determination is made. Under GAAP, if the decline is judged to be other-than-temporary because the Company has the intent to sell the debt security or is more likely than not to be required to sell the debt security before its anticipated recovery, an impairment charge to fair value is recorded as a net realized capital loss. If the decline is judged to be other-than-temporary because the Company does not expect to recover the entire amortized cost basis of the security due to expected credit losses, an impairment charge is recorded to net realized capital loss as the difference between amortized cost and the net present value of expected future cash flows discounted at the effective interest rate implicit in the debt security prior to impairment.
Investments in real estate are reported net of required obligations rather than on a gross basis as for GAAP. Real estate owned and occupied by the Company is included in investments rather than reported as an operating asset as under GAAP, and investment income and operating expenses include rent for the Company’s occupancy of those properties.
Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally debt securities and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity based on groupings of individual security sold in five-year bands. The net deferral is reported as the interest maintenance reserve (IMR) in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses are reported in the statement of operations on a pretax basis in the period that the assets giving rise to the gains or losses are sold.
The asset valuation reserve (AVR) provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in capital and surplus. AVR is not recognized for GAAP.
Subsidiaries
The accounts and operations of the Company’s subsidiaries are not consolidated with the accounts and operations of the Company as would be required under GAAP.

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2017, 2016 and 2015

Policy Acquisition Costs
The costs of acquiring and renewing business are expensed when incurred. Under GAAP, policy acquisition costs, related to traditional life insurance and certain long-duration accident and health insurance policies sold, to the extent recoverable from future policy revenues, would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves; for universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investments, mortality, and expense margins.
Nonadmitted Assets
Certain assets designated as “nonadmitted” (principally investments in unaudited subsidiaries and controlled and affiliated entities, electronic data processing equipment and software, and furniture and other equipment), and other assets not specifically identified as admitted assets within the NAIC’s Accounting Practices and Procedures Manual, are excluded from the accompanying balance sheets and are charged directly to accumulated surplus. Under GAAP, such assets are included in the balance sheets.
Premiums and Benefits
Revenues for universal life and annuity policies with mortality or morbidity risk, except for guaranteed interest and group annuity contracts, consist of the entire premium received, and benefits incurred represent the total of death benefits paid and the change in policy reserves. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting, and credited directly to an appropriate policy reserve account, without recognizing premium income. Under GAAP, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values.
Benefit Reserves
Certain policy reserves are calculated using statutorily prescribed interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.
Reinsurance
A liability for reinsurance balances is required to be provided for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to those amounts are credited or charged directly to capital and surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.
Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP. Commissions allowed by reinsurers on business ceded are reported as income when incurred rather than being deferred and amortized with policy acquisition costs as required under GAAP.

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2017, 2016 and 2015

Employee Benefits
For purposes of calculating the Company’s pension and postretirement benefit obligations, vested participants, non-vested participants and current retirees are included in the valuation. The prepaid pension asset resulting from the excess of the fair value of plan assets over the benefit obligation, which is nonadmitted under statutory accounting rules, is included in other comprehensive income under GAAP.
Deferred Income Taxes
Deferred tax assets are recorded for the amount of gross deferred tax assets expected to be realized in future years, and a valuation allowance is established for deferred tax assets not meeting a more-likely-than-not realization threshold. Deferred tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse during a time frame corresponding with Internal Revenue Service (IRS) tax loss carryback provisions, not to exceed three years, including amounts established in accordance with the provision of SSAP No. 5R, plus 2) for entities who meet the required realization threshold in SSAP No. 101, the lesser of the remaining gross deferred tax assets expected to be realized within three years of the balance sheet date or 15% of capital and surplus excluding any net deferred tax assets, electronic data processing equipment and operating software and any net positive goodwill, plus 3) the amount of remaining gross deferred tax assets that can be offset against existing gross deferred tax liabilities. The remaining deferred tax assets are nonadmitted. Under GAAP, a deferred tax asset is recorded for the amount of gross deferred tax assets expected to be realized in all future years, and a valuation allowance is established for deferred tax assets not meeting a more-likely-than-not realization threshold.
Policyholder Dividends
Policyholder dividends are recognized when declared rather than over the term of the related policies.
Statements of Cash Flow
Cash, cash equivalents and short-term investments in the statements of cash flow represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding captions of cash and cash equivalents include cash balances and investments with initial maturities of three months or less.
Other significant statutory accounting practices follow.

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2017, 2016 and 2015

Restricted Assets

The Company has assets pledged as collateral, or otherwise not exclusively under control of the Company, totaling $250.6 million and $138.4 million as of December 31, 2017 and 2016, respectively. These assets are primarily collateral held in relation to the Company's securities lending program. These restricted assets are discussed in more detail in their relevant section.

Investments
Debt securities, common stocks, preferred stocks, and short-term investments are stated at values prescribed by the NAIC, as follows:
Debt securities not backed by other loans are principally stated at amortized cost using the interest method.
Single-class and multiclass mortgage-backed/asset-backed securities are valued at amortized cost using the interest method including anticipated prepayments. Prepayment assumptions are obtained from Bloomberg and broker-dealer prepayment models or derived from empirical data and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities except securities that are deemed to be other-than-temporarily impaired and securities that are principal-only or interest-only, which are valued using the prospective method.
Unaffiliated common stocks are reported at fair value utilizing publicly quoted prices from third-party pricing services and the related unrealized capital gains and losses are reported in capital and surplus along with any adjustment for federal income taxes.
Redeemable preferred stocks that have characteristics of debt securities and are rated as medium quality or better are reported at cost or amortized cost. All other redeemable preferred stocks are reported at the lower of cost, amortized cost or fair value. Perpetual preferred stocks that have the characteristics of equity securities and are rated as medium quality or better are reported at cost. All other perpetual preferred stocks are reported at the lower of cost or fair value utilizing publicly quoted prices from third-party pricing services and the related unrealized capital gains and losses are reported in capital and surplus along with any adjustment for federal income taxes.
There are no restrictions on unaffiliated common or preferred stocks.
Short-term investments include investments with remaining maturities of one year or less at the date of acquisition and are principally stated at amortized cost, which approximates fair value.
Cash equivalents are short-term highly liquid investments with original maturities of three months or less and are principally stated at amortized cost, which approximates fair value.
The Company’s insurance subsidiaries are reported at their underlying statutory equity. The Company’s noninsurance subsidiaries are reported based on underlying audited GAAP equity. The net change in the subsidiaries’ equity is included in capital and surplus.
Joint ventures, partnerships, and limited liability companies are carried at the Company’s interest in the underlying audited GAAP equity of the investee. Undistributed earnings allocated to the Company are reported

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2017, 2016 and 2015

in the change in net unrealized capital gains or losses. Distributions from earnings of the investees are reported as net investment income when received. Because of the indirect nature of these investments, there is an inherent reduction in transparency and liquidity and increased complexity in valuing the underlying investments. As a result, these investments are actively managed by the Company’s management via detailed evaluation of the investment performance relative to risk.
Mortgage loans are reported at unpaid principal balances, less an allowance for impairment. A mortgage loan is considered to be impaired when, based on current information and events, it is probable that the Company will be unable to collect all principal and interest amounts due according to the contractual terms of the mortgage agreement. When management determines foreclosure is probable, the impairment is other than temporary; the mortgage loan is written down to realizable value and a realized loss is recognized.
Policy loans are reported at unpaid principal balances.
Real estate occupied by the Company and real estate held for the production of income are reported at depreciated cost net of related obligations. Real estate that the Company has the intent to sell is reported at the lower of depreciated cost or fair value, net of related obligations. Depreciation is computed by the straight-line method over the estimated useful life of the properties.
Property acquired in the satisfaction of debt is recorded at the lower of cost less accumulated depreciation or fair market value.
Debt securities and other loan interest are credited to income as it accrues. Dividends are recorded as income on ex-dividend dates. To the extent income is uncertain, due and accrued income is excluded and treated as nonadmitted through surplus.
Realized capital gains and losses are determined using the specific identification method.
Premiums
Life and accident and health premiums are recognized as revenue when due. Premiums for annuity policies with mortality and morbidity risk, except for guaranteed interest and group annuity contracts, are also recognized as revenue when due. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting.
Policy Reserves
Life, annuity and accident and health disability benefit reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash values or the amounts required by the Department. The Company waives deduction of deferred fractional premiums on the death of life and annuity policy insureds and does return any premium beyond the date of death. Surrender values on policies do not exceed the corresponding benefit reserves. Policies issued subject to multiple table substandard extra premiums are valued on the standard reserve basis which recognizes the nonlevel incidence of the excess mortality costs. Additional reserves are established when the results of cash flow testing under various interest rate scenarios indicate the need for such reserves, or the net premiums exceed the gross premiums on any insurance in-force.

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2017, 2016 and 2015

Policy reserves for life insurance and supplemental benefits are computed on the Commissioner’s Reserve Valuation Method. The following mortality tables and interest rates are used:

	Percentage of Reserves
	2017	2016
Life insurance:
1941 Commissioners Standard Ordinary, 2-1/4% - 3-1/2%	8.3%	8.7%
1941 Standard Industrial, 2-1/2% - 3-1/2%	10.7	11.1
1958 Commissioners Standard Ordinary, 2-1/2% - 6%	20.6	21.5
1980 Commissioners Standard Ordinary, 4% - 6%	39.6	39.5
2001 Commissioners Standard Ordinary, 3-1/2% - 4-1/2%	14.5	13.0
2017 Commissioners Standard Ordinary, 3-1/2%	0.2	—
Other, 2-1/2% - 6%	4.7	4.7
	98.6%	98.5%
Other benefits (including annuities):
Various, 2-1/2% - 8-1/4%	1.4	1.5
	100.0%	100.0%

The mean reserve method is used to adjust the calculated terminal reserve to the appropriate reserve at December 31. Mean reserves are determined by computing the regular mean reserve for the plan at the rated age and holding, in addition, one-half of the extra premium charge for the year. Policies issued after July 1 for substandard lives, are charged an extra premium plus the regular premium for the true age. Mean reserves are based on appropriate multiples of standard rates of mortality. An asset is recorded for deferred premiums net of loading to adjust the reserve for modal premium payments.
For substandard table ratings, mean reserves are based on 125% to 500% of standard mortality rates. For flat extra ratings, mean reserves are based on the standard or substandard mortality rates increased by 1 to 25 deaths per thousand.
As of December 31, 2017 and 2016, reserves of $22.8 million and $25.3 million, respectively, were recorded on in-force amounts of $1,217.7 million and $1,392.4 million, respectively, for which gross premiums are less than the net premiums according to the standard of valuation required by the Department. The Company anticipates investment income as a factor in the premium deficiency calculation for all accident and health contracts.
Tabular interest, tabular less actual reserves released, and tabular cost have been determined by formula. Tabular interest on funds not involving life contingencies is calculated as one-hundredth of the product of such valuation rate of interest times the mean of the amount of funds subject to such valuation rate of interest held at the beginning and end of the year of valuation.
The establishment of appropriate reserves is an inherently uncertain process, and there can be no assurance that the ultimate liability will not exceed the Company’s policy reserves and have an adverse effect on the Company’s results of operations and financial condition. Due to the inherent uncertainty of estimating reserves, it has been necessary, and may over time continue to be necessary, to revise estimated future liabilities as reflected in the Company’s policy reserves.

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2017, 2016 and 2015

Policyholders’ Dividends
The amount of policyholders’ dividends to be paid (including those on policies included in the Closed Block) is determined annually by the Company’s Board of Directors. The aggregate amount of policyholders’ dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by the Company.
Policy and Contract Claims
Policy and contract claims in process of settlement represent the estimated ultimate net cost of all reported and unreported claims incurred through December 31, 2017 and 2016. The reserves for unpaid claims are estimated using individual case-basis valuations and statistical analysis. These estimates are subject to the effects of trends in claim severity and frequency. Although considerable variability is inherent in such estimates, management believes that the reserves for claims are adequate. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes known; such adjustments are included in current operations.
Reinsurance
Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.
Securities Lending
At December 31, 2017, the Company had loaned various debt securities, preferred stocks and common stocks as part of a securities lending program administered by Deutsche Bank, of which the fair value was $239.4 million and $9.1 million in the general and separate account, respectively. At December 31, 2016, the Company had loaned various debt securities, preferred stocks and common stocks as part of a securities lending program administered by Deutsche Bank, of which the fair value was $129.9 million and $76.6 million in the general and separate account, respectively. The Company maintains effective control over all loaned securities and, therefore, continues to report such securities as invested assets in the balance sheets. The general account collateral is managed by both an affiliated and unaffiliated agent. The separate account is managed by an unaffiliated agent.
The Company requires at the initial transaction that the fair value of the cash collateral received must be equal to 102% of the fair value of the loaned securities. The Company monitors the ratio of the fair value of the collateral to loaned securities to ensure it does not fall below 100%. If the fair value of the collateral falls below 100% of the fair value of the securities loaned, the Company nonadmits that portion of the loaned security. At December 31, 2017 and 2016, the Company did not nonadmit any portion of the loaned securities.

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2017, 2016 and 2015

The Company reports all collateral on the balance sheet with an offsetting liability recognized for the obligation to return the collateral. Collateral for the securities lending program is either managed by an affiliated agent of the Company or is managed by Deutsche Bank, an unaffiliated agent. Collateral managed by an affiliated agent, which approximated $182.7 million and $115.1 million at December 31, 2017 and 2016, respectively, is invested primarily in investment-grade debt securities and cash equivalents and is included in the applicable amount on the balance sheets because the funds are available for the general use of the Company. At December 31, 2017 and 2016, collateral managed by an unaffiliated agent, which approximated $62.1 million and $17.6 million respectively, was invested in cash equivalents and was included in securities lending reinvested collateral assets on the balance sheet.
At December 31, 2017, the collateral for all securities on loan could be requested to be returned on demand by the borrower. At December 31, 2017 and 2016, the fair value of the total collateral in the general account was $244.8 million and $132.7 million, respectively. The fair value of the total collateral in the separate account was $9.3 million and $78.3 million at December 31, 2017 and 2016, respectively, which was all managed by an unaffiliated agent.
The aggregate collateral broken out by maturity date is as follows at December 31, 2017:

	Amortized Cost	Fair Value
	(In Thousands)
Open	$—	$—
30 days or less	127,875	127,874
31 to 60 days	9,411	9,411
61 to 90 days	26,668	26,655
91 to 120 days	9,948	9,940
121 to 180 days	5,214	5,210
181 to 365 days	11,684	11,670
1 to 2 years	15,103	15,115
2 to 3 years	4,000	4,000
Greater than 3 years	44,241	44,241
Total collateral	$254,144	$254,116

At December 31, 2017, all of the collateral held for the securities lending program was invested in tradable securities that could be sold and used to pay for the $245.5 million and $9.3 million in the general and separate accounts, respectively, in collateral calls that could come due under a worst-case scenario where all collateral was called simultaneously.
The Company does not accept collateral that is not permitted by contract or custom to sell or repledge. The Company does not have any securities lending transactions that extend beyond one year from the reporting date.

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2017, 2016 and 2015

Separate Account
The Company maintains a separate account, which holds all of the Company’s pension plan assets. The assets of the separate account consist primarily of marketable securities, which are recorded at fair value. These assets are considered legally insulated from the general accounts.
There are no separate account liabilities that are guaranteed by the general account. (See Note 10 for further discussion on the general account’s responsibility as it relates to the obligations of the Company’s pension plan).
The activity within the separate account, including realized and unrealized gains or losses on its investments, has no effect on net income or capital and surplus of the Company. The Company’s statements of operations reflect annuity payments to pension plan participants and other expenses of the separate account, as well as the reimbursement of such expenses from the separate account.
Federal Income Taxes
The Company files a consolidated income tax return with its eligible subsidiaries and affiliates. The provision for federal income taxes is allocated to the individual companies using a separate return method based upon a written tax-sharing agreement. Under the agreement, the benefits from losses of subsidiaries and affiliates are retained by the subsidiary and affiliated companies. The Company pays all federal income taxes due for all members of the group. The Company then immediately charges or reimburses, as the case may be, the members of the group an amount consistent with the method described in the tax-sharing agreement.
The Company includes interest and penalties in the federal income tax line on the statements of operations.
Postretirement Benefits Other Than Pensions
The Company accounts for its postretirement benefits other than pensions on an accrual basis. The postretirement benefit obligation for current retirees and fully eligible employees is measured by estimating the actuarial present value of benefits expected to be received at retirement using explicit assumptions.
Actuarial and investment gains and losses arising from differences between assumptions and actual experience upon subsequent remeasurement of the obligation may be recognized as a component of the net periodic benefit cost in the current period or amortized. The net gain or loss will be included as a component of net postretirement benefit cost for a year if, as of the beginning of the year, the unrecognized net gain or loss exceeds 10% of the postretirement benefit obligation. That gain or loss, if not recognized immediately, will be amortized over the average life expectancy of the employer’s fully vested and retiree group.
Accounting Changes
During 2016, the Company determined that its reserves related to certain classes of traditional life policies were understated due to an error in the calculation of premium mode factors. This resulted in a change of the aggregate reserve for traditional contracts that is required to be recorded directly to surplus rather than as a part of the reserve change recognized in the statements of operations. As a result, effective January 1, 2016, the Company has recorded a $4.7 million decrease directly to surplus through the correction of traditional life reserves line on the statements of changes in capital and surplus.

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2017, 2016 and 2015

Effective January 1, 2015, the Company updated its valuation methodology on certain critical illness and accident and health reserves.  This resulted in a change of statutory reserve valuation that is required to be recorded directly to surplus rather than as a part of the reserve change recognized in the statements of operations.  The Company recorded a $0.6 million decrease directly to surplus as a result of the change in valuation bases through the change in reserve on account of change in valuation basis line on the statements of changes in capital and surplus.

During 2015, the Company determined that its critical illness reserves were understated due to an error in the calculation of ceded reserves. This resulted in a change of the statutory aggregate reserve for accident and health contracts that is required to be recorded directly to surplus rather than as a part of the reserve change recognized in the statements of operations. As a result, effective January 1, 2015, the Company recorded a $7.5 million decrease directly to surplus as a result of the change in ceded reserves through the correction of critical illness ceded reserve line on the statements of changes in capital and surplus.

Subsequent Events
The Company recognizes in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the balance sheet date. For nonrecognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Company is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements on April 20, 2018.

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2017, 2016 and 2015

2. Investments

The book/adjusted carrying value and fair value of the Company’s investments in debt securities are summarized as follows:

	Book/ Adjusted Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In Thousands)
At December 31, 2017:
U.S. Treasury securities and obligations of U.S. government corporation and agencies	$59,769	$1,132	$(31)	$60,870
Debt securities issued by states of the U.S. and political subdivisions of the states	24,346	1,752	—	26,098
Corporate securities	2,885,960	420,349	(2,462)	3,303,847
Commercial mortgage-backed securities	77,580	1,297	(155)	78,722
Residential mortgage-backed securities	298,786	15,654	(1,013)	313,427
Asset-backed securities	198,015	10,909	(156)	208,768
Total	$3,544,456	$451,093	$(3,817)	$3,991,732

At December 31, 2016:
U.S. Treasury securities and obligations of U.S. government corporation and agencies	$35,039	$1,527	$(12)	$36,554
Debt securities issued by states of the U.S. and political subdivisions of the states	36,859	1,904	(133)	38,630
Corporate securities	2,655,818	320,135	(16,852)	2,959,101
Commercial mortgage-backed securities	67,731	1,693	(73)	69,351
Residential mortgage-backed securities	325,418	14,697	(2,763)	337,352
Asset-backed securities	311,381	9,963	(1,490)	319,854
Total	$3,432,246	$349,919	$(21,323)	$3,760,842

At December 31, 2017 and 2016, the Company held unrated or below-investment-grade corporate debt securities with a book/adjusted carrying value of $277.7 million and $254.2 million, respectively, and an aggregate fair value of $294.8 million and $261.3 million, respectively. As of December 31, 2017 and 2016, such holdings amounted to 7.8% and 7.4%, respectively, of the Company’s investments in debt securities and 2.6% and 2.5%, respectively, of the Company’s total admitted assets. The Company performs periodic evaluations of the relative credit standing of the issuers of these debt securities. The Company considers these evaluations in its overall investment strategy.

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2017, 2016 and 2015

Unrealized gains and losses on investments in unaffiliated common stocks, mutual funds and common stocks of subsidiaries are reported directly in capital and surplus and do not affect net income. The unrealized gains and unrealized losses on, and the cost and fair value of those investments and preferred stocks are as follows:

	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In Thousands)
At December 31, 2017:
Preferred stocks	$40,828	$5,411	$(149)	$46,090

Common stocks, unaffiliated	$909,254	$392,884	$(6,153)	$1,295,985
Common stocks, mutual funds	125,604	10,008	(473)	135,139
Common stocks, subsidiaries	1,715,649	453,273	(18,161)	2,150,761
	$2,750,507	$856,165	$(24,787)	$3,581,885

	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In Thousands)
At December 31, 2016:
Preferred stocks	$36,168	$4,708	$(211)	$40,665

Common stocks, unaffiliated	$922,506	$300,373	$(10,463)	$1,212,416
Common stocks, mutual funds	75,930	2,671	(1,402)	77,199
Common stocks, subsidiaries	1,649,559	541,653	—	2,191,212
	$2,647,995	$844,697	$(11,865)	$3,480,827

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2017, 2016 and 2015

The following table shows unrealized losses and fair values, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position.

	Unrealized Losses Less Than 12 Months		Unrealized Losses Greater Than or Equal to 12 Months
	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value
	(In Thousands)
At December 31, 2017:
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$(29)	$6,897	$(2)	$202
Debt securities issued by states of the U.S. and political subdivisions of the states	—	—	—	—
Corporate securities	(1,394)	217,114	(1,068)	27,719
Commercial mortgage-backed securities(1)	(155)	20,387	—	—
Residential mortgage-backed securities(1)	(314)	46,486	(699)	28,076
Asset-backed securities(1)	(30)	20,530	(126)	11,931
Total	$(1,922)	$311,414	$(1,895)	$67,928

Preferred stocks	$(149)	$1,371	$—	$—

Common stocks, unaffiliated	$(6,153)	$148,991	$—	$—
Common stocks, mutual funds	(473)	16,642	—	—
Total	$(6,626)	$165,633	$—	$—
(1) Amounts relate to securities subject to SSAP 43R.

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2017, 2016 and 2015

	Unrealized Losses Less Than 12 Months		Unrealized Losses Greater Than or Equal to 12 Months
	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value
	(In Thousands)
At December 31, 2016:
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$(11)	$1,428	$(1)	$525
Debt securities issued by states of the U.S. and political subdivisions of the states	(133)	3,803	—	—
Corporate securities	(12,225)	329,179	(4,627)	92,719
Commercial mortgage-backed securities(1)	(73)	6,017	—	—
Residential mortgage-backed securities(1)	(1,407)	81,227	(1,356)	35,139
Asset-backed securities(1)	(1,031)	73,908	(459)	74,060
Total	$(14,880)	$495,562	$(6,443)	$202,443

Preferred stocks	$(211)	$3,552	$—	$—

Common stocks, unaffiliated	$(10,436)	$202,794	$(27)	$202
Common stocks, mutual funds	(1,238)	20,368	(164)	2,233
Total	$(11,674)	$223,162	$(191)	$2,435
(1) Amounts relate to securities subject to SSAP 43R.

Investments that are impaired at December 31, 2017 and 2016, for which other-than-temporary impairments have not been recognized, consist mainly of corporate debt securities, asset-backed securities, residential mortgage-backed securities and unaffiliated common stocks.
The aggregated unrealized loss is approximately 1.9% and 3.5% of the carrying value of securities considered temporarily impaired at December 31, 2017 and 2016, respectively. At December 31, 2017, there were a total of 192 securities held that are considered temporarily impaired, 23 of which have been impaired for 12 months or longer. At December 31, 2016, there were a total of 250 securities held that were considered temporarily impaired, 39 of which had been impaired for 12 months or longer. The Company recorded other-than-temporary impairments on securities of $5.0 million, $21.5 million and $24.8 million for the years ended December 31, 2017, 2016 and 2015, respectively.

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2017, 2016 and 2015

The following is a list of each loan-backed security held at December 31, 2017, with a recognized other-than-temporary impairment (OTTI) for the year ended December 31, 2017, where the present value of future cash flows expected to be collected was less than the amortized cost basis of the securities:

CUSIP	Book/Adj Carrying Value Amortized Cost Before Current Period OTTI	Present Value of Future Cash Flows	Recognized Other- Than- Temporary Impairment	Amortized Cost After Other-Than-Temporary Impairment	Fair Value	Date of Other-Than-Temporary Impairment

(In Thousands)
For the year ended, December 31, 2017:
61752R-AL-6	$374	$346	$28	$346	$346	06/30/2017
61749E-AF-4	1,101	1,058	43	1,058	1,058	06/30/2017
32051G-SD-8	505	502	3	502	502	06/30/2017
86359D-SR-9	299	293	6	293	289	06/30/2017
Total	XXX	XXX	$80	XXX	XXX

The Company had no OTTI on loan-backed securities for the year ended December 31, 2017, due to the intent to sell the security or the inability or lack of intent to retain the investment in the security for a period of time sufficient to recover the amortized cost basis of the security.
A summary of the cost or amortized cost and fair value of the Company’s debt securities at December 31, 2017, by contractual maturity, is as follows:

	Book/Adjusted Carrying Value	Fair Value
	(In Thousands)
Years to maturity:
One or less	$174,479	$176,934
After one through five	353,634	366,185
After five through ten	524,434	567,565
After ten	1,917,528	2,280,131
Mortgage-backed securities/asset-backed securities	574,381	600,917
Total	$3,544,456	$3,991,732

The expected maturities may differ from contractual maturities in the foregoing table because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties and because asset-backed and mortgage-backed securities (including floating-rate securities) provide for periodic payments throughout their lives.

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2017, 2016 and 2015

Proceeds from sales of investments in debt securities during 2017, 2016 and 2015 were $285.0 million, $322.4 million, and $354.6 million; gross gains of $9.2 million, $10.3 million, and $14.4 million and gross losses of $0.5 million, $2.1 million, and $2.3 million were realized on these sales in 2017, 2016 and 2015, respectively.
Proceeds from the sales of investments in equity securities during 2017, 2016 and 2015 were $439.0 million, $518.2 million, and $692.5 million; gross gains of $61.4 million, $107.4 million, and $200.2 million and gross losses of $43.7 million, $34.8 million, and $67.9 million were realized on these sales in 2017, 2016 and 2015, respectively.
Realized capital gains (losses) are reported net of federal income taxes and amounts transferred to the IMR as follows for the years ended December 31:

	2017	2016	2015
	(In Thousands)
Realized capital gains (losses)	$11,982	$28,756	$68,993
Less amount transferred to IMR (net of related taxes (benefits) of $2,211 in 2017, $4,493 in 2016, and $7,171 in 2015)	4,106	8,344	13,318
Less federal income tax expense (benefit) of realized capital gains (losses)	5,319	18,724	39,714
Net realized capital gains (losses)	$2,557	$1,688	$15,961

Net investment income was generated from the following for the years ended December 31:

	2017	2016	2015
	(In Thousands)
Debt securities	$178,001	$186,531	$181,382
Equity securities	254,309	42,688	251,800
Mortgage loans	3,854	3,973	2,368
Real estate	13,150	13,401	13,414
Policy loans	12,224	12,206	11,969
Cash, cash equivalents and short-term investments	1,265	631	552
Other invested assets	96,300	80,561	101,096
Other	1,465	1,227	1,471
Gross investment income	560,568	341,218	564,052
Investment expenses	21,404	19,053	18,728
Net investment income	$539,164	$322,165	$545,324

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2017, 2016 and 2015

The Company’s investments in mortgage loans principally involve commercial real estate. At December 31, 2017, 80.7% of such mortgages, or $39.7 million, involved properties located in Arizona, Missouri, and South Carolina. Such investments consist of primarily first-mortgage liens on completed income-producing properties. The aggregate mortgage outstanding to any one borrower does not exceed $18.0 million. During 2017, the respective minimum and maximum lending rates for mortgage loans issued were 4.35%. At the issuance of a loan, the percentage of any one loan to value of security, exclusive of insured, guaranteed or purchase money mortgage did not exceed 80.0%. During 2017, the Company did not reduce interest rates on any outstanding mortgages.
Derivative Instruments
The Company entered into interest rate swaps and swaptions in an effort to mitigate the risk of rising interest rates on long maturity bonds. In 2015, the Company discontinued the use of swaptions and, in 2016, the Company discontinued the use of interest rate swaps for hedging interest rates.The interest rate swaps were forward starting and allowed the Company to pay a fixed interest rate in exchange for receipt of a floating interest rate with the counterparty on specified terms. The swaptions provided the Company an option to enter into an interest rate swap to pay floating rate in exchange for receipt of a fixed rate with the counterparty on specified terms. The swaps and swaptions utilized in these transactions were considered derivative instruments and not designated as a hedge for accounting purposes. These instruments were carried at fair value on the balance sheet with changes in fair value recorded in surplus. If the instruments were terminated prior to maturity, proceeds were exchanged equal to the fair value of the contract and a realized gain or loss would have been recognized. The change in fair value was $0.0 million, $1.0 million, and $47.5 million for the years ended December 31, 2017, 2016, and 2015, respectively.

3. Fair Values of Financial Instruments

Included in various investment-related line items in the financial statements are certain financial instruments carried at fair value. Other financial instruments are periodically measured at fair value such as when impaired or, for certain bonds and preferred stocks, when carried at the lower of cost or market.
The Company uses fair value measurements to record the fair value of certain assets and liabilities and to estimate the fair value of financial instruments not recorded at fair value but required to be disclosed at fair value. Certain financial instruments, particularly policyholder liabilities other than investment-type contracts, are excluded from this fair value discussion.
Fair value is defined as the price that would be received to sell an asset or transfer a liability in an orderly transaction between market participants at the measurement date. The Company’s financial assets and liabilities carried at fair value have been classified, for disclosure purposes, based on the following hierarchy that prioritizes inputs to valuation techniques used to measure fair value into three levels. The Company’s policy is to recognize transfers in and transfers out of levels at the beginning of the quarterly reporting period.

•
Level 1 - Quoted prices (unadjusted) in active markets for identical assets or liabilities. The Company’s Level 1 assets and liabilities primarily include exchange-traded equity securities and mutual funds, including those which are part of the Company’s separate account assets.

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2017, 2016 and 2015

•
Level 2 - Inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. The Company’s Level 2 assets and liabilities primarily include debt securities within the Company’s separate account for which public quotations are not available, but that are priced by third-party pricing services or internal models using observable inputs. Also included in Level 2 assets and liabilities are NAIC 6 rated industrial and miscellaneous bonds, NAIC 4 rated preferred stock, NAIC 6 rated preferred stock, interest rate swaps, and call options. The fair value of these instruments is determined through the use of third-party pricing services or models utilizing market observable inputs. The derivative positions were closed during 2016.

•
Level 3 - Significant unobservable inputs for the asset or liability. The Company’s Level 3 assets and liabilities primarily include certain debt securities and private equity securities within the Company’s separate account that must be priced using non-binding broker quotes or other valuation techniques that utilize significant unobservable inputs. Also included in Level 3 assets and liabilities are common stocks being priced by utilizing recent financing for similar securities.

Fair value estimates are made at a specific point in time, based on available market information and judgments about the financial instrument, including discount rates, estimates of timing, amount of expected future cash flows and the credit standing of the issuer. Such estimates do not consider the tax impact of the realization of unrealized gains or losses.
For Level 3 investments, the fair value estimates cannot be substantiated by comparison to independent markets. In addition, the disclosed fair value may not be realized in the immediate settlement of the financial instrument.
As described below, certain fair values are determined through the use of third-party pricing services. Management does not adjust prices received from third parties; however, the Company does analyze the third-party pricing services’ valuation methodologies and related inputs and performs additional evaluation to determine the appropriate level within the fair value hierarchy. The Company performs annual due diligence of third-party pricing services, which includes assessing the vendor’s valuation qualifications, control environment, analysis of asset class-specific valuation methodologies and understanding of market observable assumptions and unobservable assumptions, if any, employed in the valuation methodology. Care should be exercised in deriving conclusions about the Company’s business, its value or financial position based on the fair value information of financial instruments presented below. The following discussion describes the valuation methodologies utilized by the Company for assets and liabilities measured or disclosed at fair value.
Debt and Equity Securities
The fair values of debt securities and asset/mortgage-backed securities have been determined through the use of third-party pricing services utilizing market observable inputs. Private placement securities trading in less liquid or illiquid markets with limited or no pricing information are valued using either broker quotes or by discounting the expected cash flows using current market-consistent rates applicable to the yield, credit quality and maturity of each security.
The fair values of actively traded equity securities and exchange traded funds (including exchange traded funds with debt like characteristics) have been determined utilizing publicly quoted prices obtained from third-party pricing services. The fair values of certain equity securities for which no publicly quoted prices are available have been determined through the use of third-party pricing services utilizing market observable

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2017, 2016 and 2015

inputs. Actively traded mutual funds are valued using the net asset values of the funds. The fair value of equity securities included in Level 3 has been determined by utilizing recent financing for similar securities.
Mortgage Loans
The fair values for mortgage loans, consisting principally of commercial real estate loans, are estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans collateralized by properties with similar investment risk. The fair values for mortgage loans in default are established at the lower of the fair value of the underlying collateral less costs to sell or the carrying amount of the loan.
Cash, Cash Equivalents and Short-Term Investments
The fair values of cash, cash equivalents and short-term investments are based on quoted market prices or stated amounts.
Derivative Instruments
The fair values of free-standing derivative instruments, primarily interest rate swaps, are determined through the use of third-party pricing services or models utilizing market observable inputs. The derivative positions were closed in 2016.
Securities Lending Reinvested Collateral Assets
The fair values of securities lending reinvested collateral assets are determined through the use of third-party sources utilizing publicly quoted prices.
Other Invested Assets
Other invested assets primarily include surplus debentures for which fair values have been determined through the use of third-party pricing services utilizing market observable inputs.
Assets Held in Separate Accounts
Assets held in separate accounts include debt securities, equity securities, mutual funds, private equity, and private debt fund investments. The fair values of debt securities, equity securities and mutual funds have been determined using the same methodologies as similar assets held in the general account. The fair values of private equity and private debt fund investments have been determined utilizing the net asset values of the funds.
Life and Annuity Reserves for Investment-Type Contracts and Deposit Fund Liabilities
The fair value of liabilities for investment-type contracts is based on the present value of estimated liability cash flows, which are discounted using rates that incorporate risk-free rates and margins for the Company’s own credit spread and the riskiness of cash flows. Key assumptions to the cash flow model include the timing of policyholder withdrawals and the level of interest credited to contract balances. Fair values for insurance reserves are not required to be disclosed. However, the estimated fair values of all insurance reserves and investment contracts are taken into consideration in the Company’s overall management of interest rate risk.

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2017, 2016 and 2015

Securities Lending Liability
The liability represents the Company’s obligation to return collateral related to securities lending transactions. The liability is short-term in nature and therefore, the fair value of the obligation approximates the carrying amount.
Assets and liabilities measured at fair value on a recurring basis are outlined below:

	Assets/ (Liabilities) Measured at	Fair Value Hierarchy Level
	Fair Value	Level 1	Level 2	Level 3
	(In Thousands)
At December 31, 2017
Assets:
Bonds, Exchange traded funds	$5,479	$5,479	$—	$—
Common stocks, unaffiliated	1,295,985	1,291,083	—	4,902
Common stocks, mutual funds	135,139	135,139	—	—
Preferred stocks	782	—	782	—
Separate account assets	1,005,694	653,578	273,519	78,597
Total assets	$2,443,079	$2,085,279	$274,301	$83,499

At December 31, 2016
Assets:
Bonds, industrial & misc.	$4,012	$—	$4,012	$—
Common stocks, unaffiliated	1,212,416	1,212,416	—	—
Common stocks, mutual funds	77,199	77,199	—	—
Separate account assets	994,109	657,881	259,445	76,783
Total assets	$2,287,736	$1,947,496	$263,457	$76,783

There were no transfers between Level 1 and Level 2 of the fair value hierarchy.

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2017, 2016 and 2015

The reconciliation for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the year ended December 31, 2017 are as follows:

	Beginning Asset/ (Liability) as of	Total Realized/Unrealized Gains (Losses) Included in*:			Purchases, Sales, Issuances and Settlements	Transfers Into Level 3	Transfers Out of Level 3	Ending Asset/ (Liability) as of
	January 1, 2017	Net Income	Surplus	Other				December 31, 2017
	(In Thousands)
Assets:
Common stocks, unaffiliated	$—	$—	$3	$—	$4,899	$—	$—	$4,902
Separate account assets	76,783	—	—	1,745	69	—	—	78,597
Total assets	$76,783	$—	$3	$1,745	$4,968	$—	$—	$83,499
* Gains and losses for assets held in separate accounts do not impact net income or surplus as the change in value of assets held in separate accounts is offset by a change in value of liabilities related to separate accounts.

The gross purchases, issuances, sales and settlements included in the reconciliation for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the year ended December 31, 2017, are as follows:

	Purchases	Issuances	Sales	Settlements	Net Purchases, Issuances, Sales and Settlements
	(In Thousands)
Assets:
Common stocks, unaffiliated	$4,899	$—	$—	$—	$4,899
Separate account assets	24,126	—	—	(24,057)	69
Total assets	$29,025	$—	$—	$(24,057)	$4,968

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2017, 2016 and 2015

The reconciliation for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the year ended December 31, 2016, is as follows:

	Beginning Asset/ (Liability) as of	Total Realized/Unrealized Gains (Losses) Included in*:			Purchases, Sales, Issuances and Settlements	Transfers Into Level 3	Transfers Out of Level 3	Ending Asset/ (Liability) as of
	January 1, 2016	Net Income	Surplus	Other				December 31, 2016
	(In Thousands)
Assets:
Separate account assets	$71,233	$—	$—	$4,275	$1,275	$—	$—	$76,783
* Gains and losses for assets held in separate accounts do not impact net income or surplus as the change in value of assets held in separate accounts is offset by a change in value of liabilities related to separate accounts.

The gross purchases, issuances, sales and settlements included in the reconciliation for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the year ended December 31, 2016, are as follows:

	Purchases	Issuances	Sales	Settlements	Net Purchases, Issuances, Sales and Settlements
	(In Thousands)
Separate account assets	$9,030	$—	$—	$(7,755)	$1,275

The Company did not have any significant assets or liabilities measured at fair value on a nonrecurring basis as of December 31, 2017 and 2016.

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2017, 2016 and 2015

The carrying amounts and fair values of the Company’s significant financial instruments follow:

	December 31, 2017
	Carrying Amount	Fair Value	(Level 1)	(Level 2)	(Level 3)
	(In Thousands)
Assets:
Bonds	$3,544,456	$3,991,732	$46,728	$3,926,941	$18,063
Common stock:
Unaffiliated	1,295,985	1,295,985	1,291,083	—	4,902
Mutual funds	135,139	135,139	135,139	—	—
Preferred stock	40,700	46,090	—	45,427	663
Mortgage loans	49,229	49,377	—	—	49,377
Cash, cash equivalents and short-term investments	230,950	230,963	230,963	—	—
Other invested assets, surplus notes	36,055	44,676	—	44,676	—
Securities lending reinvested collateral assets	62,048	62,048	62,048	—	—
Separate account assets	1,005,694	1,005,694	653,578	273,519	78,597

Liabilities:
Life and annuity reserves for investment-type contracts and deposit fund liabilities	$(4,465)	$(4,715)	$—	$—	$(4,715)
Securities lending liability	(245,503)	(245,503)	—	(245,503)	—

	December 31, 2016
	Carrying Amount	Fair Value	(Level 1)	(Level 2)	(Level 3)
	(In Thousands)
Assets:
Bonds	$3,432,246	$3,760,842	$15,640	$3,724,838	$20,364
Common stock:
Unaffiliated	1,212,416	1,212,416	1,212,416	—	—
Mutual funds	77,199	77,199	77,199	—	—
Preferred stock	36,168	40,665	—	28,628	12,037
Mortgage loans	57,655	57,301	—	—	57,301
Cash, cash equivalents and short-term investments	148,695	148,695	148,695	—	—
Other invested assets, surplus notes	36,083	40,889	—	40,889	—
Securities lending reinvested collateral assets	17,592	17,592	17,592	—	—
Separate account assets	994,109	994,109	657,881	259,445	76,783

Liabilities:
Life and annuity reserves for investment-type contracts and deposit fund liabilities	$(5,185)	$(5,488)	$—	$—	$(5,488)
Securities lending liability	(132,988)	(132,988)	—	(132,988)	—

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2017, 2016 and 2015

4. Related-Party Transactions
The Company owns a 100% interest in WSLAC, whose carrying value is $1.0 billion at December 31, 2017. The Company carries WSLAC at its underlying statutory equity, which exceeds 10% of the admitted assets of the Company. The accounting policies of WSLAC are the same as those of the Company described in Note 1. The summary financial data for WSLAC is as follows:
WSLAC Balance Sheets (Statutory-Basis)

	December 31
	2017	2016
	(In Thousands)
Admitted assets
Cash and invested assets:
Debt securities	$9,756,707	$10,087,795
Preferred and common stocks	369,415	266,127
Investment in common stock of subsidiaries	1,673	1,217
Mortgage loans	881,409	821,278
Policy loans	33,331	35,470
Cash, cash equivalents and short-term investments	289,040	94,176
Receivable for securities	9,931	3,581
Derivatives	728	472
Securities lending reinvested collateral assets	17,839	115
Other invested assets	246,427	236,263
Total cash and invested assets	11,606,500	11,546,494

Investment income due and accrued	83,163	90,727
Premiums deferred and uncollected	21,332	22,079
Net deferred income tax asset	36,736	29,837
Funds withheld under coinsurance agreement	621,100	624,512
Other admitted assets	12,439	13,497
Separate account assets	71,185	22,911
Total admitted assets	$12,452,455	$12,350,057

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2017, 2016 and 2015

WSLAC Balance Sheets (Statutory-Basis)

	December 31
	2017	2016
	(In Thousands)
Liabilities and capital and surplus
Liabilities:
Policy and contract liabilities:
Life and annuity reserves	$9,525,192	$9,308,514
Liability for deposit-type contracts	1,233,366	1,461,456
Policy and contract claims	25,452	26,091
Premiums received in advance	353	374
Total policy and contract liabilities	10,784,363	10,796,435

General expense due and accrued	785	755
Current federal income taxes payable to parent	9,226	647
Transfer to (from) separate accounts due and accrued, net	380	(177)
Asset valuation reserve	152,005	148,102
Other liabilities	78,422	50,221
Payable for securities lending	375,533	238,325
Separate account liabilities	71,185	22,911
Total liabilities	11,471,899	11,257,219

Capital and surplus:
Common stock, $1 par value, authorized 10,000 shares, issued and outstanding 2,500 shares	2,500	2,500
Paid-in surplus	827,408	791,308
Accumulated surplus	150,648	299,030
Total capital and surplus	980,556	1,092,838
Total liabilities and capital and surplus	$12,452,455	$12,350,057

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2017, 2016 and 2015

WSLAC Statements of Operations (Statutory-Basis)

	Year Ended December 31
	2017	2016	2015
	(In Thousands)
Premiums and other revenues:
Premiums and annuity considerations	$1,177,883	$612,121	$578,632
Net investment income	462,646	480,104	514,845
Considerations for supplementary contracts with life contingencies	3,059	2,719	4,747
Amortization of the interest maintenance reserve	(799)	(586)	3,965
Fees from management of separate accounts	804	279	343
Other revenues	30,655	28,964	32,715
Total premiums and other revenues	1,674,248	1,123,601	1,135,247
Benefits paid or provided:
Death benefits	182,815	206,855	193,064
Annuity benefits	247,304	264,311	271,448
Disability and accident and health benefits	2,485	2,564	2,627
Surrender benefits	649,811	601,651	657,761
Payments on supplementary contracts with life contingencies	3,293	3,328	3,298
Other benefits	2,190	1,992	1,816
Increase (decrease) in policy reserves and other policyholders’ funds	249,003	(224,695)	(275,351)
Total benefits paid or provided	1,336,901	856,006	854,663
Insurance expenses and other deductions:
Commissions	41,244	33,187	29,449
Commission and expense allowance on reinsurance assumed	2,142	2,251	2,425
General expenses	110,215	98,339	102,471
Net transfers to (from) separate accounts	45,524	(3,605)	(5,940)
Other deductions	7,570	3,792	4,398
Total insurance expenses and other deductions	206,695	133,964	132,803
Gain (loss) from operations before federal income tax expense and net realized capital gains (losses)	130,652	133,631	147,781
Federal income tax expense (benefit), excluding tax on capital gains	54,844	46,082	56,608
Gain (loss) from operations before net realized capital gains (losses)	75,808	87,549	91,173
Net realized capital gains (losses) (excluding gains (losses) transferred to IMR and capital gains tax)	(5,987)	(32,327)	(23,204)
Net income (loss)	$69,821	$55,222	$67,969

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2017, 2016 and 2015

The Company has an equity interest in certain partnerships that made payments of principal and interest under mortgage financing arrangements to subsidiaries in the amount of $3.7 million, $1.0 million, and $1.1 million in 2017, 2016 and 2015, respectively. The principal balance of the mortgage financing arrangements with subsidiaries was $82.0 million and $12.4 million at December 31, 2017 and 2016, respectively.
At December 31, 2017 and 2016, the Company had $95.3 million and $65.5 million, respectively, invested, in the Touchstone Funds, which are mutual funds administered by Touchstone Advisors, Inc., an indirect subsidiary of the Company.
In October 2017, the Company entered into a Pension Risk Transfer agreement with WSLAC. Refer to Note 10 for more detail.
The Company received a $200.0 million ordinary dividend from its subsidiary, WSLAC in December 2017. The dividend was $109.3 million ordinary and $90.7 million extraordinary. The dividend was in the form of cash.
The Company received a $57.1 million capital contribution from WSFG in October 2017. The contribution was in the form of cash.
The Company paid a $36.1 million capital contribution to WSLAC in October 2017. The contribution was in the form of cash.
The Company paid a $21.0 million capital contribution to its wholly-owned subsidiary, W & S Investment Holdings LLC in October 2017. The contribution was in the form of cash.
The Company paid a $30.0 million capital contribution to Columbus Life in December 2017. The contribution was in the form of cash.
The Company paid a $45.0 million capital contribution to Integrity in December 2016. The contribution was in the form of cash.
The Company paid a $30.0 million capital contribution to Columbus Life in December 2016. The contribution was in the form of cash.
The Company received a $179.0 million ordinary dividend from WSLAC in December 2015. The dividend consisted of $79.9 million in cash and $99.1 million in bonds at fair value.
The Company paid a $50.0 million capital contribution to Columbus Life in December 2015. The contribution was in the form of cash.
The Company paid a $40.0 million ordinary dividend to WSFG in December 2015. The dividend was in the form of cash.
The Company received a $25.0 million ordinary dividend from Integrity in December 2015. The dividend was in the form of cash.

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2017, 2016 and 2015

The Company had $36.3 million and $24.9 million receivable from parent, subsidiaries and affiliates as of December 31, 2017 and 2016, respectively. The Company did not have any amounts payable to parent, subsidiaries and affiliates as of December 31, 2017 or 2016. The terms of the settlement generally require that these amounts be settled in cash within 30 days.
The Company has entered into multiple reinsurance agreements with affiliated entities. See Note 5 for further description.
5. Reinsurance
Certain premiums and benefits are assumed from and ceded to other insurance companies under various reinsurance agreements. The ceded reinsurance agreements provide the Company with increased capacity to write larger risks and maintain its exposure to loss within its capital resources.
The Company has a modified coinsurance agreement with Integrity, whereby the Company assumes structured settlements, guaranteed rate option annuities, and accumulation products written before July 1, 2002. Under the terms of the agreement, Integrity retains the reserves and the related assets of this business.
The Company has a ceded reinsurance agreement with Columbus Life. Under the reinsurance agreement, Columbus Life reinsures the former liabilities of Columbus Mutual, a former affiliate, which was merged into the Company. Life and accident and health reserves ceded from the Company to Columbus Life totaled $532.9 million and $552.3 million at December 31, 2017 and 2016, respectively.
In 2006, the Company entered into a yearly renewable term reinsurance agreement with Lafayette Life, an affiliated entity, whereby the Company provides reinsurance coverage on certain life products and associated riders as this coverage is recaptured by Lafayette Life from unaffiliated reinsurers. Life reserves ceded from Lafayette Life to the Company under this agreement totaled $1.1 million and $1.1 million at December 31, 2017 and 2016, respectively.
Certain premiums and benefits are ceded to other unaffiliated insurance companies under various reinsurance agreements. The majority of the ceded business is due to ceding substandard business to reinsurers (facultative basis).

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2017, 2016 and 2015

The effects of reinsurance on premiums, annuity considerations and deposit-type funds are as follows for the years ended December 31:

	2017	2016	2015
	(In Thousands)

Direct premiums	$251,423	$257,690	$259,270
Assumed premiums:
Affiliates	1,726	2,548	3,077
Nonaffiliates	—	—	—
Ceded premiums:
Affiliates	—	—	—
Nonaffiliates	(6,403)	(6,496)	(6,150)
Net premiums	$246,746	$253,742	$256,197
The Company’s ceded reinsurance arrangements reduced certain other items in the accompanying financial statements by the following amounts as of and for the years ended December 31:

	2017	2016	2015
	(In Thousands)
Benefits paid or provided:
Affiliates	$—	$—	$—
Nonaffiliates	3,420	3,519	3,355
Policy and contract liabilities:
Affiliates	506,178	524,323	573,039
Nonaffiliates	50,260	49,422	48,428
Amounts receivable on reinsurance contracts:
Affiliates	—	—	—
Nonaffiliates	199	511	89

In 2017, 2016 and 2015, the Company did not commute any ceded reinsurance nor did it enter into or engage in any agreement that reinsures policies or contracts that were in-force or had existing reserves as of the effective date of such agreements.
At December 31, 2017, the Company has no significant reserves ceded to unauthorized reinsurers. Amounts payable or recoverable for reinsurance on policy and contract liabilities are not subject to periodic or maximum limits. At December 31, 2017, the Company’s reinsurance recoverables are not material and no individual reinsurer owed the Company an amount that was equal to or greater than 3% of the Company’s capital and surplus.
Neither the Company nor any of its related parties, control directly or indirectly, any reinsurers with whom the Company conducts business. No policies issued by the Company have been reinsured with a foreign company, which is controlled, either directly or indirectly, by a party not primarily engaged in the business of insurance. The Company does not have any reinsurance agreements in effect under which the reinsurer may unilaterally cancel the agreement. At December 31, 2017, there are no reinsurance agreements in effect

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2017, 2016 and 2015

such that the amount of losses paid or accrued exceed the total direct premium collected. The Company remains obligated for amounts ceded in the event that the reinsurers do not meet their obligations.
There would be no reduction in surplus at December 31, 2017, if all reinsurance agreements were cancelled.
6. Federal Income Taxes
The Company and its eligible subsidiaries and affiliates file a consolidated federal income tax return. Amounts due (to)/from the subsidiaries and affiliates for federal income taxes were $(0.5) million and $13.6 million at December 31, 2017 and 2016, respectively. The tax years 2008 through 2017 remain subject to examination by major tax jurisdictions.
The amount of federal income taxes incurred that will be available for recoupment at December 31, 2017, in the event of future net losses is $35.8 million, $26.6 million, and $76.6 million from 2017, 2016 and 2015, respectively.
The components of the net deferred tax asset (liability) at December 31 are as follows:

		12/31/2017
		(In Thousands)
		(1)	(2)	(3)
				(Col 1+2)
		Ordinary	Capital	Total

(a)	Gross deferred tax assets	$203,868	$7,606	$211,474
(b)	Statutory valuation allowance adjustments	—	—	—
(c)	Adjusted gross deferred tax assets (a - b)	203,868	7,606	211,474
(d)	Deferred tax assets nonadmitted	—	—	—
(e)	Subtotal net admitted deferred tax assets (c - d)	203,868	7,606	211,474
(f)	Deferred tax liabilities	107,148	80,148	187,296
(g)	Net admitted deferred tax asset/(net deferred tax liability) (e - f)	$96,720	$(72,542)	$24,178

		12/31/2016
		(In Thousands)
		(4)	(5)	(6)
				(Col 4+5)
		Ordinary	Capital	Total

(a)	Gross deferred tax assets	$335,213	$20,961	$356,174
(b)	Statutory valuation allowance adjustments	—	—	—
(c)	Adjusted gross deferred tax assets (a - b)	335,213	20,961	356,174
(d)	Deferred tax assets nonadmitted	—	—	—
(e)	Subtotal net admitted deferred tax assets (c - d)	335,213	20,961	356,174
(f)	Deferred tax liabilities	157,838	101,874	259,712
(g)	Net admitted deferred tax asset/(net deferred tax liability) (e - f)	$177,375	$(80,913)	$96,462

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2017, 2016 and 2015

		Change
		(In Thousands)
		(7)	(8)	(9)
				(Col 7+8)
		Ordinary	Capital	Total

(a)	Gross deferred tax assets	$(131,345)	$(13,355)	$(144,700)
(b)	Statutory valuation allowance adjustments	—	—	—
(c)	Adjusted gross deferred tax assets (a - b)	(131,345)	(13,355)	(144,700)
(d)	Deferred tax assets nonadmitted	—	—	—
(e)	Subtotal net admitted deferred tax assets (c - d)	(131,345)	(13,355)	(144,700)
(f)	Deferred tax liabilities	(50,690)	(21,726)	(72,416)
(g)	Net admitted deferred tax asset/(net deferred tax liability) (e - f)	$(80,655)	$8,371	$(72,284)

		12/31/2017
		(In Thousands)
		(1)	(2)	(3)
				(Col 1+2)
Admission Calculation Components SSAP No. 101		Ordinary	Capital	Total

(a)	Federal income taxes paid in prior years recoverable through loss carrybacks	$—	$—	$—
(b)	Adjusted gross deferred tax assets expected to be realized (excluding the amount of deferred tax assets from (a) above) after application of the threshold limitation (the lesser of (b)1 and (b)2 below)	24,178	—	24,178
	1. Adjusted gross deferred tax assets expected to be realized following the balance sheet date.	24,178	—	24,178
	2. Adjusted gross deferred tax assets allowed per limitation threshold.	XXX	XXX	760,472
(c)	Adjusted gross deferred tax assets (excluding the amount of deferred tax assets from (a) and (b) above) offset by gross deferred tax liabilities	179,690	7,606	187,296
(d)	Deferred tax assets admitted as the result of application of SSAP No. 101 Total ((a) + (b) + (c))	$203,868	$7,606	$211,474

		12/31/2016
		(In Thousands)
		(4)	(5)	(6)
				(Col 4+5)
Admission Calculation Components SSAP No. 101		Ordinary	Capital	Total

(a)	Federal income taxes paid in prior years recoverable through loss carrybacks	$84,065	$12,397	$96,462
(b)	Adjusted gross deferred tax assets expected to be realized (excluding the amount of deferred tax assets from (a) above) after application of the threshold limitation (the lesser of (b)1 and (b)2 below)	—	—	—
	1. Adjusted gross deferred tax assets expected to be realized following the balance sheet date.	—	—	—
	2. Adjusted gross deferred tax assets allowed per limitation threshold.	XXX	XXX	707,243
(c)	Adjusted gross deferred tax assets (excluding the amount of deferred tax assets from (a) and (b) above) offset by gross deferred tax liabilities	251,148	8,564	259,712
(d)	Deferred tax assets admitted as the result of application of SSAP No. 101 Total ((a) + (b) + (c))	$335,213	$20,961	$356,174

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2017, 2016 and 2015

		Change
		(In Thousands)
		(7)	(8)	(9)
				(Col 7+8)
Admission Calculation Components SSAP No. 101		Ordinary	Capital	Total

(a)	Federal income taxes paid in prior years recoverable through loss carrybacks	$(84,065)	$(12,397)	$(96,462)
(b)	Adjusted gross deferred tax assets expected to be realized (excluding the amount of deferred tax assets from (a) above) after application of the threshold limitation (the lesser of (b)1 and (b)2 below)	24,178	—	24,178
	1. Adjusted gross deferred tax assets expected to be realized following the balance sheet date.	24,178	—	24,178
	2. Adjusted gross deferred tax assets allowed per limitation threshold.	XXX	XXX	53,229
(c)	Adjusted gross deferred tax assets (excluding the amount of deferred tax assets from (a) and (b) above) offset by gross deferred tax liabilities	(71,458)	(958)	(72,416)
(d)	Deferred tax assets admitted as the result of application of SSAP No. 101 Total ((a) + (b) + (c))	$(131,345)	$(13,355)	$(144,700)

	2017	2016
	(In Thousands)
Ratio percentage used to determine recovery period and threshold limitation amount	1,047%	1,072%
Amount of adjusted capital and surplus used to determine recovery period and threshold limitation in (b)2 above	$553,910	$502,086

		12/31/2017
		(1)	(2)
Impact of tax planning strategies		Ordinary	Capital
		(In Thousands)
(a)	Adjusted gross DTAs amount	$203,868	$7,606
(b)	Percentage of adjusted gross DTAs by tax character attributable to the impact of tax planning strategies.	—%	—%
(c)	Net Admitted Adjusted Gross DTAs amount	$203,868	$7,606
(d)	Percentage of net admitted adjusted gross DTAs by tax character attributable to the impact of tax planning strategies.	—%	—%

		12/31/2016
		(3)	(4)
Impact of tax planning strategies		Ordinary	Capital
		(In Thousands)
(a)	Adjusted gross DTAs amount	$335,213	$20,961
(b)	Percentage of adjusted gross DTAs by tax character attributable to the impact of tax planning strategies.	3.48%	3.48%
(c)	Net Admitted Adjusted Gross DTAs amount	$335,213	$20,961
(d)	Percentage of net admitted adjusted gross DTAs by tax character attributable to the impact of tax planning strategies.	3.48%	3.48%

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2017, 2016 and 2015

		Change
		(5)	(6)
Impact of tax planning strategies		Ordinary	Capital
		(In Thousands)

(a)	Adjusted gross DTAs amount	$(131,345)	$(13,355)
(b)	Percentage of adjusted gross DTAs by tax character attributable to the impact of tax planning strategies.	(3.48)%	(3.48)%
(c)	Net Admitted Adjusted Gross DTAs amount	$(131,345)	$(13,355)
(d)	Percentage of net admitted adjusted gross DTAs by tax character attributable to the impact of tax planning strategies.	(3.48)%	(3.48)%

The Company's tax planning strategies do not include the use of reinsurance.

Current income taxes incurred consist of the following major components:

			12/31/2017	12/31/2016	12/31/2015
			(In Thousands)
(1)	Current income tax
	(a)	Federal	$11,938	$4,989	$28,502
	(b)	Foreign	173	204	318
	(c)	Subtotal	12,111	5,193	28,820
	(d)	Federal income tax on net capital gains	5,319	18,724	39,714
	(e)	Utilization of capital loss carryforwards	—	—	—
	(f)	Other	—	—	—
	(g)	Federal and foreign income taxes incurred	$17,430	$23,917	$68,534

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2017, 2016 and 2015

			(1)	(2)	(3)
					(Col 1-2)
(2)	Deferred tax assets:		12/31/2017	12/31/2016	Change
	(a)	Ordinary	(In Thousands)
		(1) Discounting of unpaid losses	$—	$—	$—
		(2) Unearned premium revenue	—	—	—
		(3) Policyholder reserves	47,155	76,720	(29,565)
		(4) Investments	—	—	—
		(5) Deferred acquisition costs	17,282	29,448	(12,166)
		(6) Policyholder dividends accrual	4,273	8,675	(4,402)
		(7) Fixed assets	4,115	5,595	(1,480)
		(8) Compensation and benefits accrual	93,056	170,531	(77,475)
		(9) Pension accrual	—	—	—
		(10) Receivables - nonadmitted	35,022	39,274	(4,252)
		(11) Net operating loss carryforward	—	—	—
		(12) Tax credit carryforward	—	—	—
		(13) Other	2,965	4,970	(2,005)
		(99) Subtotal	203,868	335,213	(131,345)
	(b)	Statutory valuation allowance adjustment	—	—	—
	(c)	Nonadmitted	—	—	—
	(d)	Admitted ordinary deferred tax assets (2a99 - 2b - 2c)	203,868	335,213	(131,345)
	(e)	Capital
		(1) Investments	7,606	20,961	(13,355)
		(2) Net capital loss carryforward	—	—	—
		(3) Real estate	—	—	—
		(4) Other	—	—	—
		(99) Subtotal	7,606	20,961	(13,355)
	(f)	Statutory valuation allowance adjustment	—	—	—
	(g)	Nonadmitted	—	—	—
	(h)	Admitted capital deferred tax assets (2e99- 2f - 2g)	7,606	20,961	(13,355)
	(i)	Admitted deferred tax assets (2d + 2h)	$211,474	$356,174	$(144,700)

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2017, 2016 and 2015

			(1)	(2)	(3)
					(Col 1-2)
			12/31/2017	12/31/2016	Change
(3)	Deferred tax liabilities:		(In Thousands)
	(a)	Ordinary
		(1) Investments	$95,677	$137,670	$(41,993)
		(2) Fixed assets	439	949	(510)
		(3) Deferred and uncollected premium	9,524	16,621	(7,097)
		(4) Policyholder reserves	1,472	2,564	(1,092)
		(5) Other	36	34	2
		(99) Subtotal	107,148	157,838	(50,690)
	(b)	Capital
		(1) Investments	80,148	101,874	(21,726)
		(2) Real estate	—	—	—
		(3) Other	—	—	—
		(99) Subtotal	80,148	101,874	(21,726)
	(c)	Deferred tax liabilities (3a99 + 3b99)	187,296	259,712	(72,416)
(4)	Net deferred tax assets/liabilities (2i - 3c)		$24,178	$96,462	$(72,284)

Among the more significant book-to-tax adjustments were the following:

	12/31/2017	Effective Tax Rate	12/31/2016	Effective Tax Rate	12/31/2015	Effective Tax Rate
	(In Thousands)		(In Thousands)		(In Thousands)

Provision computed at statutory rate	$101,581	35.00%	$30,050	35.00%	$122,467	35.00%
Dividends received deduction	(74,721)	(25.75)	(5,082)	(5.92)	(76,648)	(21.91)
Tax credits	(5,900)	(2.03)	(2,720)	(3.17)	(2,616)	(0.75)
Other invested assets and nonadmitted change	(21,153)	(7.29)	(9,324)	(10.86)	(20,488)	(5.86)
Post-retirement benefit plans	—	—	—	—	1,405	0.40
Statutory reserve change	(215)	(0.07)	(1,647)	(1.92)	(829)	(0.24)
Other	(1,304)	(0.45)	(5,154)	(6.00)	(5,003)	(1.41)
Change in federal tax rate	122,169	42.09	—	—	—	—
Total statutory income taxes	$120,457	41.50%	$6,123	7.13%	$18,288	5.23%

Federal taxes incurred	$17,430	6.01%	$23,917	27.86%	$68,534	19.59%
Change in net deferred income taxes	103,027	35.49	(17,794)	(20.73)	(50,246)	(14.36)
Total statutory income taxes	$120,457	41.50%	$6,123	7.13%	$18,288	5.23%

At December 31, 2017, the Company had $0.0 of net operating loss carryforwards, net capital loss carryforwards and tax credit carry forwards; the company had $0.0 of deferred tax liabilities that are not recognized.
On December 22, 2017, the Tax Cuts and Jobs Act (the Tax Act) was enacted, significantly changing the US income tax law. Among the provisions of the Tax Act were the establishment of a flat corporate income tax rate of 21%, a general repeal of net operating loss carrybacks and a reduction in the maximum deduction for

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2017, 2016 and 2015

net operating loss carryforwards arising in tax years beginning after 2017, and the elimination or reduction of certain deductions, exclusions and credits. The Tax Act is aimed at encouraging economic growth through the reduction in corporate income tax rates and simplification of the tax law which will create a broadened tax base.

The Company has recognized the effects of the tax rate change on its deferred tax balances in its December 31, 2017, financial statements. The re-measurement of deferred tax assets and liabilities resulted in a reduction of net deferred tax assets of $16,118,707, of which ($95,834,289) and $122,168,228 was recorded as an adjustment to the change in net unrealized capital gains (losses) and the change in net deferred income tax, respectively. Upon issuance of the Company’s financial statements for the year ended December 31, 2017, the Company’s accounting for certain income tax effects of the Tax Act is incomplete; however, the Company has included reasonable estimates of these balances in its re-measurement of deferred tax assets and liabilities. The estimates are reported as provisional amounts for the effect of the Tax Act on deferred taxes, including items related to the computation of life tax reserves. The Company will update the provisional amounts over a measurement period which will not extend beyond December 22, 2018.

7. Capital and Surplus
The Company is required by statutory regulations to meet minimum risk-based capital standards. Risk-based capital is a method of measuring the minimum amount of capital appropriate for an insurance company to support its overall business operations in consideration of its size and risk profile. At December 31, 2017 and 2016, the Company exceeded the minimum risk-based capital.
Ohio insurance law limits the amount of dividends that can be paid to a parent in a holding company structure without prior approval of the regulators to the greater of 10% of statutory surplus or statutory net income as of the preceding December 31 less any dividends paid in the preceding 12 months, but only to the extent of earned surplus as of the preceding December 31. Based on these limitations, the Company is able to pay dividends of up to $509.9 million by the end of 2018 without seeking prior regulatory approval based on capital and surplus of $5,099.3 million at December 31, 2017.

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2017, 2016 and 2015

8. Commitments and Contingencies
The Company is named as a defendant in various legal actions arising principally from claims made under insurance policies and contracts. The Company believes the resolution of these actions will not have a material effect on the Company’s financial position or results of operations.
At December 31, 2017, the Company does not have any material lease agreements as a lessee for office space or equipment.

At December 31, 2017, the Company has future commitments to provide additional capital contributions of $378.4 million to investments in joint ventures, limited partnerships and limited liability companies.

The Company guarantees the payment of all policyholder obligations of each of the following wholly-owned subsidiaries: WSLAC, Columbus Life and Integrity. In addition, the Company guarantees all policyholder obligations of National and The Lafayette Life Insurance Company (Lafayette Life), an affiliated entity which is wholly-owned by the Company’s parent, WSFG. Guarantees on behalf of wholly-owned subsidiaries or on behalf of related parties that are considered to be unlimited (as in the case of the guarantee on behalf of Lafayette Life) are exempt from the initial liability recognition criteria and therefore no liability has been recognized in the financial statements. Due to the unlimited nature of the guarantees, the Company is unable to estimate the maximum potential amount of future payments under the guarantees. In the unlikely event the guarantees would be triggered, the Company may be permitted to take control of the underlying assets to recover all or a portion of the amounts paid under the guarantees.

The Company has guaranteed two mortgage loans in which the borrower is an affiliated limited liability company involved in development of real estate. These guarantees have a maximum exposure to the Company of $28.7 million for Canal Senate Apartments, LLC, and $15.9 million for 506 Phelps Holdings, LLC, in the event the real estate collateral of the affiliated limited liability company is not sufficient to cover the payment of the loan. The fair value of the real estate collateral at 12/31/2017 was approximately $46.9 million and $39.8 million, respectively. These loans mature in August 2022 and February 2024, respectively.

The Company has guaranteed a portion of the payment of mortgage loans made by its wholly-owned subsidiary, WSLAC, to two affiliated limited liability companies, Cranberry NP Hotel Company and Sundance Hotel, LLC, in the amounts of $12.2 million and $14.6 million, respectively. The guarantees have a maximum exposure to the Company of $4.6 million and $6.5 million in the event the real estate collateral of the affiliated limited liability company is not sufficient to cover the payment of the loan. The fair value of the real estate collateral at 12/31/2017 was approximately $11.2 million and $23.0 million. These loans mature in October 2018 and January 2024, respectively.

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2017, 2016 and 2015

9. Annuity Reserves and Deposit-Type Contract Liabilities
At December 31, 2017, the Company’s general and separate account annuity reserves and deposit-type contract liabilities that are subject to discretionary withdrawal (with adjustment), subject to discretionary withdrawal (without adjustment), and not subject to discretionary withdrawal provisions are summarized as follows:

	General Account	Separate Account With Guarantees	Separate Account Non-guaranteed	Total	Percent
	(In Thousands)
Subject to discretionary withdrawal:
With fair value adjustment	$—	$—	$—	$—	—%
At book value less current surrender charge of 5% or more	—	—	—	—	—
At fair value	—	—	—	—	—
Total with adjustment or at market value	—	—	—	—	—
Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)	340,800	—	—	340,800	25.4
Not subject to discretionary withdrawal	7,688		993,403	1,001,091	74.6
Total annuity reserves and deposit-type contract liabilities (before reinsurance)	348,488	—	993,403	1,341,891	100.0%
Less reinsurance ceded	116,181	—	—	116,181
Net annuity reserves and deposit-type contract liabilities	$232,307	$—	$993,403	$1,225,710

Interest rate changes may have temporary effects on the sale and profitability of annuity products offered by the Company. Although the rates offered by the Company are adjustable in the long-term, in the short-term they may be subject to contractual and competitive restrictions, which may prevent timely adjustment. The Company’s management constantly monitors interest rates with respect to a spectrum of product durations and sells annuities that permit flexible responses to interest rate changes as part of the Company’s management of interest spreads. However, adverse changes in investment yields on invested assets will affect the earnings on those products with a guaranteed return.
10. Employee Retirement Benefits
The Company has a noncontributory pension plan under group annuity contracts written by the Company covering substantially all employees and field representatives. In addition, the Company provides certain health care and life insurance benefits for retired employees or their beneficiaries. Substantially all of the Company’s employees and field representatives may become eligible for those benefits when they reach normal retirement age while working for the Company.
The Company uses a December 31 measurement date for all plans.
A summary of assets, obligations and assumptions of the pension and other postretirement benefit plans at December 31, are as follows:

	Pension Benefits		Postretirement Medical
	2017	2016	2017	2016
	(In Thousands)
Change in benefit obligation:
Benefit obligation at beginning of year	$1,015,700	$1,003,308	$169,500	$183,347
Service cost	19,990	18,051	483	621
Interest cost	35,792	36,328	5,688	6,327
Contribution by plan participants	—	—	4,855	4,605
Actuarial (gain) loss	56,848	27,710	(2,985)	(9,757)
Benefits paid	(52,192)	(69,697)	(12,841)	(15,643)
Settlements	(49,738)	—	—	—
Benefit obligation at end of year	$1,026,400	$1,015,700	$164,700	$169,500

Change in plan assets:
Fair value of plan assets at beginning of year	$914,875	$887,429	$—	$—
Actual return on plan assets	130,458	90,143	—	—
Employer contribution	50,000	7,000	7,986	11,039
Plan participants’ contributions	—	—	4,855	4,604
Benefits paid	(52,192)	(69,697)	(12,841)	(15,643)
Settlements	(49,738)	—	—	—
Fair value of plan assets at end of year	$993,403	$914,875	$—	$—

	Pension Benefits		Postretirement Medical
	2017	2016	2017	2016
	(In Thousands)
Funded status:
Overfunded (underfunded) obligation	$(32,997)	$(100,825)	$(164,700)	$(169,500)
Unrecognized net (gain) or loss	—	—	—	—
Unrecognized prior service cost	—	—	—	—
Net amount recognized*	$(32,997)	$(100,825)	$(164,700)	$(169,500)

Accumulated benefit obligation for vested employees and partially vested employees to the extent vested	$(964,937)	$(966,933)	$(164,700)	$169,500

*	Nonadmitted if overfunded

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2017, 2016 and 2015

	Pension Benefits
	2017	2016	2015
	(In Thousands)
Components of net periodic benefit cost:
Service cost	$19,990	$18,051	$21,331
Interest cost	35,792	36,329	41,505
Expected return on plan assets	(66,605)	(64,585)	(65,747)
Amount of recognized gains and losses	31,765	35,764	41,969
Amount of prior service cost recognized	(5,134)	(5,134)	(1,019)
Total net periodic benefit cost (benefit)	$15,808	$20,425	$38,039

	Postretirement Medical
	2017	2016	2015
	(In Thousands)
Components of net periodic benefit cost:
Service cost	$483	$621	$924
Interest cost	5,688	6,327	8,347
Amount of recognized gains and losses	(2,986)	(1,669)	25
Amount of prior service cost recognized	(1,503)	(1,075)	(1,074)
Total net periodic benefit cost (benefit)	$1,682	$4,204	$8,222

	Pension Benefits		Postretirement Medical
	2017	2016	2017	2016
	(In Thousands)
Amounts in unassigned funds (surplus) recognized as components of net periodic benefit cost:
Items not yet recognized as a component of net periodic cost - prior year	$409,174	$437,653	$(46,811)	$(39,815)
Net transition asset or obligation recognized	—	—	—	—
Net prior service cost or credit arising during the period	—	—	—	—
Net prior service cost or credit recognized	5,134	5,134	1,503	1,075
Net gain and loss arising during the period	(7,004)	2,151	(2,966)	(9,740)
Net gain and loss recognized	(31,765)	(35,764)	2,986	1,669
Items not yet recognized as a component of net periodic cost - current year	$375,539	$409,174	$(45,288)	$(46,811)

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2017, 2016 and 2015

	Pension Benefits		Postretirement Medical
	2016	2015	2016	2015
	(In Thousands)
Amounts in unassigned funds (surplus) expected to be recognized in the next fiscal year as components of net periodic benefit cost:
Net transition asset or (obligation)	$—	$—	$—	$—
Net prior service cost or (credit)	(5,151)	(5,134)	(2,633)	(1,503)
Net recognized gains and (losses)	28,028	32,072	(3,117)	(2,665)

Amounts in unassigned funds (surplus) that have not yet been recognized as components of net periodic benefit cost:
Net transition asset or (obligation)	$—	$—	$—	$—
Net prior sevice cost or (credit)	(16,627)	(21,761)	(8,199)	(9,702)
Net recognized gains and (losses)	392,166	430,935	(37,089)	(37,092)

Assumptions used to determine net periodic benefit cost for the year ended December 31:

	Pension Benefits		Postretirement Medical
	2017	2016	2017	2016

Discount rate	4.17%	4.35%	4.12%	4.31%
Rate of compensation increase	4.60%	4.60%	N/A	N/A
Expected long-term rate of return on plan assets	7.50%	7.50%	N/A	N/A

Assumptions used to determine the benefit obligation at December 31:

	Pension Benefits		Postretirement Medical
	2017	2016	2017	2016

Discount rate	3.78%	4.17%	3.71%	4.12%
Rate of compensation increase	4.60%	4.60%	N/A	N/A

The Company’s pension liability was $33.0 million and $100.8 million at December 31, 2017 and 2016, respectively.
Effective January 1, 2016, the Company elected to utilize a full yield curve approach in the estimation of liabilities, service cost, and interest cost for pension and postretirement benefits by applying the specific spot rates along the yield curve used in the determination of the benefit obligation to the relevant projected cash flows. Historically, the Company estimates these service and interest cost components utilizing a single weighted-average discount rate derived from the yield curve used to measure the benefit obligation at the beginning of the period. The Company made the change to provide a more precise measurement of service

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2017, 2016 and 2015

and interest costs by improving the correlation between projected benefit cash flows to the corresponding spot yield curve rates. The Company accounted for this change as a change in accounting estimate and, accordingly, accounted for it prospectively. The yield curve utilized in the cash flow analysis is comprised of highly rated (Aaa or Aa) corporate bonds. The discount rate was decreased from 4.17% at December 31, 2016, to 3.78% at December 31, 2017. This resulted in a $51.9 million increase in the pension benefit obligation in 2017. The discount rate was decreased from 4.35% at December 31, 2015 to 4.17% at December 31, 2016. This resulted in a $22.7 million increase in the pension benefit obligation in 2016.
The Company employs a prospective building block approach in determining the long-term expected rate of return for plan assets. Historical returns are determined by asset class. The historical relationships between equities, fixed income securities, and other assets are reviewed. The Company applies long-term asset return estimates to the plan’s target asset allocation to determine the weighted-average long-term return. The Company’s long-term asset allocation was determined through modeling long-term returns and asset return volatilities and is guided by an investment policy statement created for the plan.
The asset allocation for the defined benefit pension plan at the end of 2017 and 2016, and the target allocation for 2017 by asset category, are as follows:

	Target Allocation Percentage	Percentage of Plan Assets
	2017	2017	2016
Asset category:
Equity securities	55%	62%	60%
Fixed income securities	15	8	14
Short-term investments	5	—	2
Other	25	30	24
Total	100%	100%	100%

The plan employs a total return investment approach whereby a mix of fixed income and equity investments are used to maximize the long-term return of plan assets for a prudent level of risk. Risk tolerance is established through careful consideration of plan liabilities, plan funded status, and corporate financial condition. The total portfolio is structured with multiple sub-portfolios, each with a specific fixed income or equity asset management discipline. Each sub-portfolio is subject to individual limitations and performance benchmarks as well as limitations at the consolidated portfolio level. Quarterly asset allocation meetings are held to evaluate portfolio asset allocations and to establish the optimal mix of assets given current market conditions and risk tolerance. Investment mix is measured and monitored on an ongoing basis through regular investment reviews, annual liability measurements, and periodic asset/liability studies.
The Company’s pension plan assets consist primarily of debt and equity securities, mutual funds and private equity funds, all of which are carried at fair value.
Fair value is defined as the price that would be received to sell an asset in an orderly transaction between market participants at the measurement date (an exit price). The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels.

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2017, 2016 and 2015

•	Level 1 - Quoted prices (unadjusted) in active markets for identical assets or liabilities. The Company’s Level 1 assets primarily include exchange-traded equity securities and mutual funds.

•
Level 2 - Inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. The Company’s Level 2 assets include certain debt securities for which public price quotations are not available, but that use other market observable inputs from third-party pricing service quotes or internal valuation models using observable inputs. Level 2 assets also include private funds that invest primarily in domestic debt securities where the Company has the right to redeem its interest at net asset values. The underlying debt securities within these funds employ similar valuation methodologies as the Company’s other investments in debt securities.

•	Level 3 - Significant unobservable inputs for the asset or liability. The Company’s Level 3 assets primarily include private equity fund interests.
Debt Securities
The fair values of actively traded debt securities have been determined through the use of third-party pricing services utilizing market observable inputs.
Equity Securities
The fair values of actively traded equity securities have been determined utilizing publicly quoted prices from third-party pricing services.
Mutual Funds
The fair values of mutual funds have been determined utilizing the net asset values of the funds.
Private Equity and Fixed Income Funds
The fair values of private equity and fixed income funds have been determined utilizing the net asset values of the funds.
Other Assets
Other assets primarily include securities lending reinvested collateral and a group annuity contract. The fair value of securities lending reinvested collateral assets are from third-party sources utilizing publicly quoted prices. The group annuity contract is carried at cash surrender value, which approximates fair value.

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2017, 2016 and 2015

The fair value of the pension plan’s assets by asset category is as follows:

	Assets Measured at Fair Value	Fair Value Hierarchy Level
		Level 1	Level 2	Level 3
	(In Thousands)
At December 31, 2017:
Debt securities:
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$—	$—	$—	$—
Debt securities issued by states of the U.S. and political subdivisions of the states	3,068	—	3,068	—
Corporate securities	57,482	—	57,482	—
Residential mortgage-backed securities	5,102	—	5,102	—
Commercial mortgage-backed securities	—	—	—	—
Asset-backed securities	6,652	—	6,652	—
Equity securities:
Common equity	424,016	383,590	40,426	—
Mutual funds	187,488	187,488	—	—
Preferred stock	3,889	—	3,889	—
Other invested assets:
Private equity and fixed income funds	214,462	—	152,490	61,972
Surplus notes	3,399	—	3,399	—
Real estate	16,625	—	—	16,625
Other assets	83,511	82,500	1,011	—
Total plan assets	$1,005,694	$653,578	$273,519	$78,597

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2017, 2016 and 2015

	Assets Measured at Fair Value	Fair Value Hierarchy Level
		Level 1	Level 2	Level 3
	(In Thousands)
At December 31, 2016:
Debt securities:
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$14,313	$14,313	$—	$—
Debt securities issued by states of the U.S. and political subdivisions of the states	3,444	—	3,444	—
Corporate securities	76,348	—	73,230	3,118
Residential mortgage-backed securities	14,355	—	14,355	—
Commercial mortgage-backed securities	211	—	211	—
Asset-backed securities	9,001	—	9,001	—
Equity securities:
Common equity	390,521	390,521	—	—
Mutual funds	157,469	157,469	—	—
Preferred stock	3,769	—	3,769	—
Other invested assets:
Private equity and fixed income funds	205,831	—	148,807	57,024
Surplus notes	5,013	—	5,013	—
Real estate	14,928	—	—	14,928
Other assets	98,906	95,578	1,615	1,713
Total plan assets	$994,109	$657,881	$259,445	$76,783

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2017, 2016 and 2015

The reconciliation for all plan assets measured at fair value using significant unobservable inputs (Level 3) for the year ended December 31, 2017, is as follows:

	Beginning Assets as of	Actual Return Gains (Losses) on Plan Assets		Purchases, Sales, Issuances and Settlements	Transfers Into Level 3	Transfers Out of Level 3	Ending Assets as of
		Relating to Assets Still Held at the Reporting Date	Relating to Assets Sold During the Period
	January 1, 2017						December 31, 2017
	(In Thousands)

Corporate securities	$3,118	$(80)	$—	$(3,038)	$—	$—	$—
Other invested assets:
Private equity and fixed income funds	57,024	6,390	—	(1,442)	—	—	61,972
Real estate	14,928	(4,565)	—	6,262	—	—	16,625
Other assets	1,713	—	—	(1,713)	—	—	—
Total	$76,783	$1,745	$—	$69	$—	$—	$78,597

The gross purchases, issuances, sales and settlements included in the reconciliation for all assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the year ended December 31, 2017, is as follows:

	Purchases	Issuances	Sales	Settlements	Net Purchases, Issuances, Sales and Settlements
	(In Thousands)

Corporate securities	$—	$—	$—	$(3,038)	$(3,038)
Other invested assets:
Private equity and fixed income funds	8,326	—	—	(9,768)	(1,442)
Real estate	15,800	—	—	(9,538)	6,262
Other assets	—	—	—	(1,713)	(1,713)
Total	$24,126	$—	$—	$(24,057)	$69

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2017, 2016 and 2015

The reconciliation for all plan assets measured at fair value using significant unobservable inputs (Level 3) for the year ended December 31, 2016, is as follows:

	Beginning Assets as of January 1, 2016	Actual Return Gains (Losses) on Plan Assets		Purchases, Sales, Issuances and Settlements	Transfers Into Level 3	Transfers Out of Level 3	Ending Assets as of December 31, 2016
		Relating to Assets Still Held at the Reporting Date	Relating to Assets Sold During the Period
	(In Thousands)
Corporate securities	$3,242	$(81)	$—	$(43)	$—	$—	$3,118
Other invested assets:
Private equity and fixed income funds	53,187	2,419	—	1,418	—	—	57,024
Real estate	12,991	1,937	—	—	—	—	14,928
Other assets	1,813	—	—	(100)	—	—	1,713
Total	$71,233	$4,275	$—	$1,275	$—	$—	$76,783

The gross purchases, issuances, sales and settlements included in the reconciliation for all assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the year ended December 31, 2016, is as follows:

	Purchases	Issuances	Sales	Settlements	Net Purchases, Issuances, Sales and Settlements
	(In Thousands)

Corporate securities	$—	$—	$—	$(43)	$(43)
Other invested assets:
Private equity and fixed income funds	9,030	—	—	(7,612)	1,418
Real estate	—	—	—	—	—
Other assets	—	—	—	(100)	(100)
Total	$9,030	$—	$—	$(7,755)	$1,275

For measurement purposes of the postretirement benefit obligation at December 31, 2017, a 5.50 percent annual rate of increase in the per capita cost of covered health care benefits is assumed for 2018. The rate was assumed to decrease gradually to 4.75 percent for 2028 and remain at that level thereafter.
Increasing or decreasing the assumed health care cost trend rate assumption by one percentage point in each year would increase (decrease) the postretirement benefit obligation as of December 31, 2017, by $20.9

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2017, 2016 and 2015

million and $(17.5) million, respectively, and the estimated interest cost components of net period postretirement benefit cost for 2017 by $0.8 million and $(0.7) million, respectively.
At December 31, 2017, the assets of the Company’s pension include approximately $82.9 million invested in the Touchstone Family of Funds, which are administered by the Company, and $184.6 million invested in private equity and fixed income funds managed by Fort Washington Investment Advisors, Inc. At December 31, 2016, the assets of the Company’s pension include approximately $68.7 million invested in the Touchstone Family of Funds, which are administered by the Company, $185.6 million invested in private equity and fixed income funds managed by Fort Washington Investment Advisors, Inc., and a $1.7 million investment in a group annuity contract issued by Lafayette Life.
As of December 31, 2017, future benefit payments for the pension plan are expected as follows (in millions):

2018	$51.3
2019	51.8
2020	52.5
2021	53.4
2022	54.4
Five years thereafter	286.8

Future benefit payments for the postretirement medical plan, net of amounts contributed by plan participants, are expected as follows (in millions):

2018	$10.3
2019	10.3
2020	10.5
2021	10.4
2022	10.3
Five years thereafter	48.6

The Company contributed $50.0 million and $7.0 million to the pension plan in 2017 and 2016, respectively. The Company does not anticipate a required contribution to the pension plan during 2018.
In 2017, the Company entered into a group annuity contract with WSLAC to transfer risk and administration costs associated with their pension benefit obligations. This reduced plan assets, and the pension benefit obligation by $49.7 million. Future changes in plan assets and obligations will no longer reflect the participants included in the transfer.
The Company made contributions to the postretirement medical plan of $8.0 million in 2017 and expects to contribute $100.3 million between 2018 and 2026, inclusive. The Company received $0.0 million of subsidies in 2017. The Company’s postretirement medical plan did not collect the Medicare Part D Subsidy for claims activity occurring after January 1, 2013.

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2017, 2016 and 2015

The Company sponsors a contributory employee retirement savings plan covering substantially all eligible, full-time employees. This plan is subject to the provisions of the Employee Retirement Income Security Act of 1974 (ERISA). The Company’s contributions to the plan are based on a combination of the employee’s contributions to the plan and a percentage of the employee’s earnings for the year. The total of the Company’s contributions to the defined contribution plan were $5.1 million, $4.8 million, and $4.2 million for 2017, 2016 and 2015, respectively.
11. Premium and Annuity Considerations Deferred and Uncollected
Deferred and uncollected life insurance premiums and annuity considerations at December 31, 2017, were as follows:

	Gross	Net of Loading
	(In Thousands)
Ordinary new business	$5,514	$198
Ordinary renewal	72,426	50,271
Accident and health renewal	470	355
Assumed investment type-contracts	196	196
Total	$78,606	$51,020

Financial Statement Schedules (Statutory-Basis)

The Western and Southern Life Insurance Company

Summary of Investments – Other Than Investments in Related Parties
(Statutory-Basis)

December 31, 2017
(In Thousands)

Schedule I
			Amount at Which
		Market	Shown in the
Type of Investment	Cost (1)	Value	Balance Sheet

Debt securities
Bonds:
United States government and
government agencies and authorities	$80,044	$81,677	$80,044
States, municipalities and political
subdivisions	235,612	247,927	235,612
Foreign governments	37,965	41,679	37,965
All other corporate bonds	3,190,480	3,620,450	3,190,835
Preferred stocks	40,828	46,090	40,700
Total fixed maturities (2)	3,584,929	4,037,823	3,585,156

Equity securities
Common stocks:
Industrial, miscellaneous and all other	1,034,858	1,431,124	1,431,124

Mortgage loans on real estate	49,229		49,229
Real estate	27,806		27,806
Policy loans	164,706		164,706
Other long-term investments	378,052		378,052
Cash, cash equivalents and short-term
investments	292,998		292,998
Total investments	$5,532,578		$5,929,071

(1) Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and adjusted for amortization of premiums or accrual discounts.

(2) Differences between cost and the amount shown on the balance sheet are Bond ETFs held at fair value and certain preferred stocks held at lower-of-cost-or-market.

The Western and Southern Life Insurance Company

Supplementary Insurance Information (Statutory-Basis)

(In Thousands)

Schedule III
						Benefits,
	Future					Claims
	Policy		Policy and		Net	Losses and	Other
	Benefits and	Unearned	Contract	Premium	Investment	Settlement	Operating	Premiums
	Expenses	Premiums	Liabilities	Revenue	Income*	Expenses	Expenses*	Written

Year ended December 31, 2017
Individual life	$2,581,464	$—	$37,144	$221,227	$170,750	$232,546	$72,938
Individual health	258,424	1,942	2,970	20,916	14,795	20,151	12,890	$20,920
Group life and health	93,909	—	562	3,739	2,951	7,175	297	—
Annuity	6,265	—	10,807	864	332	161,746	1,218
Corporate and other	—	—	—	—	350,336	—	47,056
	$2,940,062	$1,942	$51,483	$246,746	$539,164	$421,618	$134,399

Year ended December 31, 2016
Individual life	$2,554,579	$—	$32,455	$226,814	$169,578	$230,257	$78,096
Individual health	253,076	1,932	$3,095	21,340	14,425	21,692	13,894	$21,308
Group life and health	92,408	—	521	4,190	4,840	9,805	344	—
Annuity	7,257	—	12,190	1,422	382	137,776	1,114
Corporate and other	—	—	—	—	132,940	—	45,547
	$2,907,320	$1,932	$48,261	$253,766	$322,165	$399,530	$138,995

Year ended December 31, 2015
Individual life	$2,520,391	$—	$46,560	$228,465	$172,600	$241,512	$76,877
Individual health	244,891	2,125	3,138	22,248	14,191	22,545	14,523	$22,250
Group life and health	91,003	—	105	3,571	2,845	7,069	250	—
Annuity	7,702	—	12,427	1,913	673	128,884	980
Corporate and other	—	—	—	—	355,014	—	47,787
	$2,863,987	$2,125	$62,230	$256,197	$545,323	$400,010	$140,417

*Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied.

The Western and Southern Life Insurance Company

Reinsurance (Statutory-Basis)

(In Thousands)

Schedule IV
					Percentage
		Ceded to	Assumed		of Amount
	Gross	Other	From Other	Net	Assumed
	Amount	Companies	Companies	Amount	to Net
Year ended December 31, 2017
Life insurance in force	$14,882,482	$2,078,839	$269,447	$13,073,090	2%
Premiums:
Individual life	$221,905	$1,559	$881	$221,227	—%
Individual health	25,759	4,844	—	20,915	—
Group life and health	3,740	—	—	3,740	—
Annuity	19	—	845	864	98%
	$251,423	$6,403	$1,726	$246,746	1%

Year ended December 31, 2016
Life insurance in force	$15,167,224	$2,087,962	$284,222	$13,363,484	2%
Premiums:
Individual life	$227,379	$1,716	$1,151	$226,814	1%
Individual health	26,121	4,780	—	21,341	—
Group life and health	4,190	—	—	4,190	—
Annuity	24	—	1,397	1,421	98%
	$257,714	$6,496	$2,548	$253,766	1%

Year ended December 31, 2015
Life insurance in force	$15,321,486	$1,886,727	$299,845	$13,734,604	2%
Premiums:
Individual life	$228,636	$1,373	$1,202	$228,465	1%
Individual health	27,024	4,777	—	22,247	—
Group life and health	3,571	—	—	3,571	—
Annuity	39	—	1,875	1,914	98%
	$259,270	$6,150	$3,077	$256,197	1%

INT VAROOM II    April 2018

PART C - Other Information

Item 24.	Financial Statements and Exhibits

(a)	Financial Statements included in Part A:

Condensed Financial Information for the Portfolios

Financial Statements included in Part B:

Separate Account I of Integrity Life Insurance Company:
Report of Independent Registered Public Accounting Firm
Statements of Assets and Liabilities as of December 31, 2017
Statements of Operations for the Year Ended December 31, 2017
Statements of Changes in Net Assets for the Years Ended December 31, 2017 and 2016
Notes to Financial Statements

Integrity Life Insurance Company (Depositor):
Report of Independent Auditors
Balance Sheets (Statutory-Basis) as of December 31, 2017 and 2016
Statements of Operations (Statutory-Basis) for the Years Ended December 31, 2017, 2016 and 2015
Statements of Changes in Capital and Surplus (Statutory-Basis) for the Years Ended December 31, 2017, 2016 and 2015
Statements of Cash Flow (Statutory-Basis) for the Years Ended December 31, 2017 2016 and 2015
Notes to Financial Statements (Statutory-Basis)5

The Western and Southern Life Insurance Company (Guarantor):
Report of Independent Auditors
Balance Sheets (Statutory-Basis) as of December 31, 2017 and 2016
Statements of Operations (Statutory-Basis) for the Years Ended December 31, 2017, 2016 and 2015
Statements of Changes in Capital and Surplus (Statutory-Basis) for the Years Ended December 31, 2017, 2016
and 2015
Statements of Cash Flow (Statutory-Basis) for the Years Ended December 31, 2017, 2016 and 2015
Notes to Financial Statements (Statutory-Basis)

(b) Exhibits:

The following exhibits are filed herewith or incorporated by reference as indicated:

1.
Resolutions of the Board of Directors of Integrity Life Insurance Company (Integrity) authorizing the establishment of Separate Account I, the Registrant. Incorporated by reference to Exhibit 99.1 to Registrant's Post-Effective Amendment No. 15 to registration statement on Form N-4 (File No. 333-44876), filed November 7, 2008.

2.	Not Applicable

3.

a.
Form of Selling/General Agent Agreement between Integrity, Touchstone Securities, Inc. and broker dealers. Incorporated by reference to Exhibit 99.3(A) to Registrant’s initial registration statement on Form N-4 (File No. 333-178438), filed December 12, 2011.

b.
Form of Selling Agreement among W&S Financial Group Distributors, Inc., on behalf of National Integrity, Touchstone Securities, Inc., and broker dealers. Incorporated by reference to Exhibit 99.3(B) to Registrant’s Post-Effective Amendment No. 4 to registration statement on Form N-4 (File No. 333-177616), filed April 25, 2014.

c.
Variable Contract Principal Underwriter Agreement with Touchstone Securities, Inc. dated January 1, 2006. Incorporated by reference to Exhibit 99.3(B) to Registrant’s initial registration statement on Form N-4 (File No. 333-178438), filed December 12, 2011.

4.

a.
Form of owner driven variable annuity contract. Incorporated by reference to Exhibit 99.4(A) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-178438), filed April 25, 2012.

b.
Form of death benefit rider. Incorporated by reference to Exhibit 99.4(B) to Registrant’s Pre-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-166995), filed August 9, 2010.

1

INT VAROOM II    April 2018

c.
Form of endorsement to guaranteed lifetime withdrawal benefit rider effective May 1, 2014. Incorporated by reference to Exhibit 99.4(C) to Registrant’s Post-Effective Amendment No. 4 to registration statement on Form N-4 (File No. 333-178438), filed April 28, 2015.

d.
Form of Individual Guaranteed Lifetime Withdrawal Benefit Rider. Incorporated by reference to Exhibit 99.4(C) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-178438), filed April 25, 2012.

e.
Form of Spousal Guaranteed Lifetime Withdrawal Benefit Rider. Incorporated by reference to Exhibit 99.4(D) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-178438), filed April 25, 2012.

f.
Form of traditional and SEP IRA Endorsement. Incorporated by reference to Exhibit 99.4(E) to Registrant’s Pre-Effective Amendment No. 3 to registration statement on Form N-4 (File No. 333-166995), filed December 10, 2010.

5.
Form of Application for Owner Driven Contract. Incorporated by reference to Exhibit 99.4(C) to Registrant’s Post-Effective Amendment No. 4 to registration statement on Form N-4 (File No. 333-178438), filed April 28, 2015.

6.

a.	Certificate of Incorporation of Integrity. Incorporated by reference to Exhibit 99.6(A) to Registrant’s initial registration statement on Form N-4 (File No. 333-178438), filed December 12, 2011.

b.	By-Laws of Integrity. Incorporated by reference to Exhibit 99.6(B) to Registrant’s initial registration statement on Form N-4 (File No. 333-178438), filed December 12, 2011.

7.	Not applicable.

8.

a.
Amended and Restated Participation Agreement among Variable Insurance Products Funds, Fidelity Distributors Corporation and Integrity dated August 10, 2007. Incorporated by reference to Exhibit 99.8(A) to Registrant's Post-Effective Amendment No. 14 to registration statement on Form N-4 (File No. 333-44876), filed April 23, 2008.

b.
Amendment No. 1 to Amended and Restated Participation Agreement among Variable Insurance Products Funds, Fidelity Distributors Corporation and Integrity dated August 10, 2007. Incorporated by reference to Exhibit 99.8(B) to Registrant's Post-Effective Amendment No. 14 to registration statement on Form N-4 (File No. 333-44876), filed April 23, 2008.

c.
Rule 22c-2 Agreement between Fidelity Distributors Corporation and Integrity dated March 26, 2007. Incorporated by reference to Exhibit 99.8(D) to Registrant's Post-Effective Amendment No. 14 to registration statement on Form N-4 (File No. 333-44876), filed April 23, 2008.

d.
Voting Agreement between Integrity and The Vanguard Group, Inc. effective December 1, 2010. Incorporated by reference to Exhibit 99.8(C) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-166995), filed April 27, 2011.

e.
Voting Agreement between Integrity and BlackRock, Inc. effective December 1, 2010. Incorporated by reference to Exhibit 99.8(D) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-166995), filed April 27, 2011.

f.
Access Agreement between Integrity and Mid Atlantic Trust Company effective November 1, 2010. Incorporated by reference to Exhibit 99.8(E) to Registrant’s Pre-Effective Amendment No. 3 to registration statement on Form N-4 (File No. 333-166995), filed December 10, 2010.

g.
ETF xChange Authorization between Integrity and Mid Atlantic Trust Company effective November 1, 2010. Incorporated by reference to Exhibit 99.8(F) to Registrant’s Pre-Effective Amendment No. 3 to registration statement on Form N-4 (File No. 333-166995), filed December 10, 2010.

h.
Amendment 2 to Access Agreement and ETFxChange Authorization between Integrity and Mid Atlantic Trust Company effective February 2, 2015. Incorporated by reference to Exhibit 99.8(H) to Registrant’s Post-Effective Amendment No. 4 to registration statement on Form N-4 (File No. 333-178438), filed April 28, 2015.

i.
Custodial Agreement between Integrity and Mid Atlantic Trust Company effective November 1, 2010. Incorporated by reference to Exhibit 99.8(G) to Registrant’s Pre-Effective Amendment No. 3 to registration statement on Form N-4 (File No. 333-166995), filed December 10, 2010.

9.	Opinion and Consent of Mark J. Mahoney, Esq. as to the legality of the securities registered, filed herewith.

10.

a.	Consent of Independent Registered Public Accounting Firm, filed herewith.

b.	Consent of Independent Auditors, filed herewith.

11.	Not applicable.

12.	Not applicable.

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INT VAROOM II    April 2018

13.
Powers of Attorney of each member of the Board of Directors of The Western and Southern Life Insurance Company (WSLIC), specifically John F. Barrett, James N. Clark, Jo Ann Davidson, George H. Walker, III, and Thomas L. Williams, each dated December 20, 2011. Incorporated by reference to Exhibit 99.13 to Registrant’s Pre-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-178438), filed December 28, 2011.

14.
Guarantee from WSLIC to the policyholders of Integrity. Incorporated by reference to Exhibit 99.14 to Registrant’s initial registration statement on Form N-4 (File No. 333-178438), filed December 12, 2011.

15.	Cover letter, filed herewith.

Item 25.    Directors and Officers of the Depositor

The names and principal business addresses* of the directors and officers of, and their positions with the Depositor, are as follows:

Directors:

John F. Barrett	Director, Chairman of the Board

Edward J. Babbitt	Director, Secretary

Jill T. McGruder	Director, President and Chief Executive Officer

Jonathan D. Niemeyer	Director

Donald J. Wuebbling	Director

Officers:

John F. Barrett	Director, Chairman of the Board

Jill T. McGruder	Director, President and Chief Executive Officer

Edward J. Babbitt	Director, Secretary

Roger M. Lanham	Senior Vice President and Co-Chief Investment Officer

Brendan M. White	Senior Vice President and Co-Chief Investment Officer

Karen A. Chamberlain	Senior Vice President and Chief Information Officer

Kevin L. Howard	Senior Vice President and General Counsel

Daniel W. Harris	Senior Vice President and Chief Actuary

Mark E. Caner	Senior Vice President

Daniel J. Downing	Senior Vice President

Lisa B. Fangman	Senior Vice President

D. Todd Henderson	Senior Vice President and Chief Risk Officer

Bradley J. Hunkler	Senior Vice President and Chief Financial Officer

James J. Vance	Senior Vice President and Treasurer

Wade M. Fugate	Vice President and Controller

Bruce W. Maisel	Vice President and Chief Compliance Officer

Terrie A. Wiedenheft	Vice President

Phillip E. King	Vice President and Auditor

Paul M. Kruth	Vice President

Daniel R. Larsen	Vice President

Denise L. Sparks	Vice President

Robert F. Noschang	Assistant Vice President

Brian A. Eichhold	Assistant Vice President

Donald P. Myers	Assistant Vice President

Ryan K. Richey	Assistant Vice President

Andrew P. Shull	Assistant Vice President

Jacob C. Steuber	Assistant Vice President

James R. Murray	Assistant Vice President

Aaron J. Wolf	Assistant Vice President and Chief Underwriter

Jay V. Johnson	Assistant Vice President and Assistant Treasurer

John S. Musgrove	Assistant Vice President and Assistant Treasurer

Cheryl J. Stotts	Assistant Vice President and Assistant Treasurer

Kathleen A. Cornelius	Assistant Treasurer

Timothy D. Speed	Assistant Treasurer

Rebecca L. Deppen	Manager, Annuity New Business

Sharon A. Cummings	Licensing Officer

Brenda L. Elliott	Manager, Licensing

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INT VAROOM II    April 2018

*The principal business address for the above is 400 Broadway, Cincinnati, Ohio 45202.

Item 26.	Persons Controlled by or Under Common Control with Integrity or Registrant

SEC Integrity
Affiliate	State	Entity Abb	Ownership	Type of Business
1373 Lexington Road Investor Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings, LLC; 2% owned by ERI	ownership and operation of real estate
2758 South Main SPE, LLC	OH	LLC	100% owned by The Western and Southern Life Insurance Company	ownership and operation of real estate
309 Holding LLC	DE	LLC	97% owned by W&S Real Estate Holdings, LLC; 1% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
506 Phelps Holdings, LLC	OH	LLC	98% owned by WSLIC and 2% owned by Eagle Realty Investments, Inc.	ownership and operation of real estate
82 Flats, LLC	IN	LLC	64% owned by Flats Apartments Investor Holdings, LLC and 1% owned by Eagle Realty Investments, Inc.	ownership and operation of real estate
Airport Exchange Hotel Partners	KY	GP	74% owned by WS Airport Exchange GP, LLC; 1% owned by Eagle Realty Investments, Inc. (ERI)	ownership and operation of real estate
Alta Mercer Crossing, LLC	DE	LLC	50% by Wood Mercer Crossing, LLC, 49% by Mercer Crossing Investor Holdings, LLC, and 1% by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Alta Stony Point, LLC	DE	LLC	49% owned by Stony Investor Holdings, LLC; 1% owned by Eagle Realty Investments, Inc.	ownership and operation of real estate
Apex Housing Investor Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Apex Louisville, LLC	KY	LLC	64% by Apex Housing Investor Holdings, LLC; 35% by Cityscape Apex Louisville, LLC; 1% owned by Eagle Realty Investments, Inc.	ownership and operation of real estate
Arvada Kipling Housing Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Ascent Plainfield, LLC	IN	LLC	64% owned by Stout Metro Housing Holdings, LLC and 1% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Autumn Village Apartments, LLC	GA	LLC	100% owned by Country Place Associates	real estate ownership entity(ies)
Axis JV, LLC	KY	LLC	64% owned by 1373 Lexington Road Investor Holdings, LLC; 35% by Cityscape Axis Louisville, LLC; 1% by Eagle	ownership and operation of real estate
Axis Louisville, LLC	KY	LLC	100% owned by Axis JV, LLC	ownership and operation of real estate
Belle Haven Apts, LLC	DE	LLC	Owned 100% by Fore Eagle JV, LLC	real estate ownership entity(ies)
Belle Housing Investor Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC and Eagle Realty Investments, Inc. 2%	real estate ownership entity(ies)
BP Summerville Investor Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings and 2% by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Brickyard Apartments, LLC	DE	LLC	54% owned by BY Apartment Investor Holdings, LLC	ownership and operation of real estate
Brickyard Investments, LLC	DE	LLC	100% by Brickyard Apartments, LLC	ownership and operation of real estate

4

INT VAROOM II    April 2018

Buckeye Venture Partners, LLC	OH	LLC	60% owned by Fort Washington Investment Advisors, Inc. (FWIA); 40% owned by Peppertree Partners, LLC	private equity fund management
BVP NEO, LLC	OH	LLC	100% owned by Fort Washington Investment Advisors, Inc.	private equity fund management
BY Apartment Investor Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings, LLC and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Canal Senate Apartments, LLC	IN	LLC	100% owned by WSLIC	ownership and operation of real estate
Cape Barnstable Investor Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings and 2% by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Carmel Holdings, LLC	OH	LLC	49% owned by W&S Real Estate Holdings, LLC; 1% owned by ERI	real estate ownership entity(ies)
Carmel Hotel Investor, LLC	OH	LLC	100% owned by Carmel Holdings, LLC	real estate ownership entity(ies)
Carmel Hotel, LLC	IN	LLC	74% owned by Carmel Hotel Investor, LLC; 1% owned by ERI	ownership and operation of real estate
Carthage Senior Housing, Ltd.	OH	LLC	98% owned by W&S Real Estate Holdings, LLC; 1% owned by ERI	ownership and operation of real estate
CCA CBD Cincinnati LLC	OH	LLC	100% owned by 309 Holding, LLC	ownership and operation of real estate
CDC-Baton Rouge, LLC	AL	LLC	59% owned by Baton Rouge Cottages Investor, LLC	ownership and operation of real estate
Centreport Hotel LLC	TX	LLC	75% owned by ERI	ownership and operation of real estate
Centreport Partners LP	TX	LP	25.25% owned by WSLIC; 49% owned by WSLR Dallas LLC, 1% owned by ERI	ownership and operation of real estate
Chattanooga Southside Housing Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings and 2% by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Choo Choo Residences, LLC	DE	LLC	49% owned by Chattanooga Southside Apartments Holdings, LLC and 1% owned by Eagle Realty Investments, Inc.	ownership and operation of real estate
Cinnaire Fund for Housing Limited Partnership 31	MI	LP	16.7% limited partnership interest owned by Columbus Life Insurance Company	real estate ownership entity(ies)
Cleo Residences, LLC	DE	LLC	49% by Gallatin Eastland Investor Holdings, LLC; 1% ERI; 50% by Cleo Investment Partners, LLC	ownership and operation of real estate
Cleveland East Hotel, LLC	OH	LLC	74% owned by WSALD CEH, LLC; 1% owned by ERI	ownership and operation of real estate
Columbus Life Insurance Company	OH	Corp	100% owned by WSLIC
Concorde Circle Apartments, LLC	DE	LLC	49% owned by W&S; 50% by SCH 107 Concorde, L.P.; and 1% by Eagle	ownership and operation of real estate
Country Place Associates	OH	GP	90% owned by WS Country Place GP, LLC; 10% owned by ERI	real estate ownership entity(ies)
Countryside-Alexander Investments, LLC	FL	LLC	69% Golf Countryside Investor Holdings, LLC and 1% Eagle Realty Investments, Inc.	ownership and operation of real estate
Cove Housing Investor Holdings, LLC	OH	LLC	98% W&S Real Estate Holdings, LLC and 2% Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Crabtree Apartments, LLC	TX	LLC	59% by Crabtree Commons Apts Investor Holdings, LLC (W&S); 33% by MF Crabtree Partners, LTD.; 7% MF CTGP, LLC; and 1% owned by Eagle Realty Investments, Inc.	ownership and operation of real estate
Crabtree Commons Apts Investor Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)

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INT VAROOM II    April 2018

Cranberry NP Hotel Company, LLC	PA	LLC	74% owned by NP Cranberry Hotel Investor LLC; 1% owned by Eagle Realty Investments, Inc.; and 25% owned by third party developer	ownership and operation of real estate
Crossings Apartments Holdings, LLC	OH	LLC	98% by WSLIC and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Curve Luxury Apartments Investors, LLC	DE	LLC	59% owned by MC Investor Holdings, LLC; 1% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Curve Luxury Apartments, LLC	AZ	LLC	100% owned by Curve Luxury Apartments Investors, LLC	ownership and operation of real estate
Dallas City Investor Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings, LLC and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Day Hill Road Land LLC	CT	LLC	74% owned by W&S Real Estate Holdings, LLC and 1% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Daybreak Parkway Fee Owner, LLC	DE	LLC	100% owned by Daybreak Parkway Land Partners, LLC	ownership and operation of real estate
Daybreak Parkway Land Partners, LLC	DE	LLC	64% owned by Crossings Apartments Holdings, LLC; 1% owned by Eagle Realty Investments, Inc.; 35% owned by third party developer	real estate ownership entity(ies)
Delco Lofts, LLC	OH	LLC	99% owned by Patterson at First Investor Holdings, LLC	ownership and operation of real estate
Domain at Dunvale, LLC	TX	LLC	49% by Dunvale Investor Holdings; 1% ERI; 49.9% Briar Meadow at Dunvale, LT; and .1% BMD-GP, LLC	ownership and operation of real estate
Dublin Hotel LLC	OH	LLC	25% owned by WSLIC, 49% owned by WSLR Columbus LLC, 1% owned by ERI	ownership and operation of real estate
Dunvale Investor Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings, LLC and 2% by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Dwell at Legacy, LLC	TX	LLC	50% owned by Sonterra Legacy Investor Holdings, LLC; 49.9% by Dwell at Legacy Investors, LLC; and .1% by SAH GP, LLC	ownership and operation of real estate
Eagle Realty Capital Partners, LLC	OH	LLC	100% Eagle Realty Group, LLC	investment advisor
Eagle Realty Group, LLC	OH	LLC	100% owned by Western & Southern Investment Holdings, LLC	real estate holding company
Eagle Realty Investments, Inc. (ERI)	OH	Corp	100% owned by Eagle Realty Group, LLC	real estate ownership entity(ies)
Eagle Rose Apartment Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Eagle Rose Land Partners, LLC	DE	LLC	wned by Allstate Insurance Company (65%), Eagle Rose Apartment Holdings, LLC (24%), Eagle Rose Manager LLC (10%), and Eagle Realty Investments, Inc. (1%)	real estate ownership entity(ies)
Eagle Rose Owner, LLC	DE	LLC	100% owned by Eagle Rose Land Partners, LLC	ownership and operation of real estate
East Denver Investor Holdings, LLC	OH	LLC	76.0946% by W&S Real Estate Holdings, LLC; 1.5529% by Eagle Realty Investments, Inc.; 17.0630% by Hubert Family, LLC; and 5.2895% by Sweet Gum Capital II, LLC.	real estate ownership entity(ies)
Elan Dallas City Lights GP, LLC	DE	LLC	100% owned by Elan Dallas City Lights, LLC	real estate ownership entity(ies)

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INT VAROOM II    April 2018

Elan Dallas City Lights Limited Partner, LP	DE	LLC	100% by Elan Dallas City Lights, LLC; 0% by Elan Dallas City Lights GP, LLC	real estate ownership entity(ies)
Elan Dallas City Lights Owner, LP	DE	LP	99% owned by Elan Dallas City Lights Limited Partner, LP; 1% owned by Elan Dallas City Lights GP, LLC	ownership and operation of real estate
Elan Dallas City Lights, LLC	DE	LLC	59% owned by Dallas City Investor Holdings, LLC; 1% owned by Eagle Realty Investments, Inc.; 40% owned by third-party partner entity (GS Dallas City Lights Holdings, LLC)	real estate ownership entity(ies)
Elan Galleria Investment, LLC	OH	LLC	100% owned by Galleria Investor Holdings, LLC	real estate ownership entity(ies)
Elan Kennedy Flats, LLC	DE	LLC	59% owned by One Kennedy Housing Investor Holdings, LLC; 1% by Eagle Realty Investments, Inc.; 40% by GS Kennedy Flats Holdings, LLC (a third party developer)	ownership and operation of real estate
EMF DT SA, LLC (2017) (Encore River Walk)	DE	LLC	100% owned by EMF River Walk Investments, LLC	ownership and operation of real estate
EMF River Walk Investments, LLC	DE	LLC	54% owned by South Flores Housing Holdings, LLC and 1% owned by Eagle Realty Investments, Inc.	ownership and operation of real estate
FDC Siena JV, LLC	DE	LLC	69% by Siena Investor Holdings, LLC; 1% by Eagle Realty Investments, Inc.; 30% by third party developer	real estate ownership entity(ies)
Flats Crossing Investment, LLC	OH	LLC	100% owned by Flats Apartments Investor Holdings, LLC	real estate ownership entity(ies)
Fore Eagle JV, LLC	DE	LLC	Owned 69% by Belle Housing Investor Holdings, LLC; 1% by Eagle Realty Investments, Inc.; 30% by third party developer	real estate ownership entity(ies)
Forsyth Halcyon AA Investor Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Fort Washington Capital Partners, LLC (FWCP)	DE	LLC	100% owned by FWIA	managing partner for numerous private equity funds
Fort Washington Emerging Market Debt LLC	DE	LLC	Managing Member is Fort Washington Fixed Income LLC	fixed income
Fort Washington Fixed Income LLC	DE	LLC	100% owned by FWIA	private fixed income fund
Fort Washington Full Discretion Fixed Income LLC	DE	LLC	Managing Member Fort Washington Fixed Income LLC and investors include WSLIC	managing member for private fixed income fund
Fort Washington Global Alpha Master Fund LP	Cayman Isles	LP	Fort Washington Global Alpha GP LLC is the GP, Fort Washington Global Alpha Domestic Fund LP is a limited partner	hedge fund
Fort Washington Global Alpha SLP LLC	DE	LLC	50% owned by FWIA; 50% owned by Patrol Advisory Services (unaffiliated)	special limited partner of hedge fund
Fort Washington High Yield Investors II, LLC	DE	LLC	managing member is FWCP	private fixed income fund
Fort Washington High Yield Investors LLC	DE	LLC	managing member is FWCP	private fixed income fund
Fort Washington Investment Advisors, Inc. (FWIA)	OH	Corp	100% owned by Western & Southern Investment Holdings, LLC	registered investment adviser
Fort Washington Private Equity Investors II, L.P.	DE	LP	general partner is FWCP and investors include WSLIC	private equity fund
Fort Washington Private Equity Investors III, L.P.	DE	LP	general partner is FWCP and investors include WSLIC	private equity fund
Fort Washington Private Equity Investors IV, L.P.	DE	LP	general partner is FWCP and investors include WSLIC	private equity fund

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INT VAROOM II    April 2018

Fort Washington Private Equity Investors IX, L.P.	DE	LP	general partner is FWPEI IX GP, LLC and investors include WSLIC	private equity fund
Fort Washington Private Equity Investors IX-B, L.P.	DE	LP	General Partner is FWPEI IX GP, LLC and WSLIC is the sole limited partner	private equity fund
Fort Washington Private Equity Investors IX-K, L.P.	DE	LP	general partner is FWPEI IX GP, LLC	private equity fund
Fort Washington Private Equity Investors V, L.P.	DE	LP	general partner is FWPEI V GP, LLC and investors include WSLIC	private equity fund
Fort Washington Private Equity Investors V-B, L.P.	DE	LP	general partner is FWPEI V GP, LLC and investors include WSLIC	private equity fund
Fort Washington Private Equity Investors VI, L.P.	DE	LP	general partner is FWPEI VI GP, LLC and investors include WSLIC	private equity fund
Fort Washington Private Equity Investors VII, L.P.	DE	LP	general partner is FWPEI VII GP, LLC and investors include WSLIC	private equity fund
Fort Washington Private Equity Investors VIII, L.P.	DE	LP	general partner is FWPEI VIII GP, LLC and investors include WSLIC	private equity fund
Fort Washington Private Equity Investors VIII-B, L.P.	DE	LP	General Partner is FWPEI VIII GP, LLC and WSLIC is the sole limited partner	private equity fund
Fort Washington Private Equity Investors V-VC, L.P.	DE	LP	general partner is FWPEI V GP, LLC and investors include WSLIC	private equity fund
Fort Washington Private Equity Opportunities Fund II, L.P.	DE	LP	General Partner is FWPEO II GP, LLC and WSLIC is an investor	private equity fund
Fort Washington Private Equity Opportunities Fund III, L.P.	DE	LP	General Partner is FWPEO III GP, LLC and WSLIC is an investor	private equity fund
Fort Washington Private Equity Opportunities Fund III-B, L.P.	DE	LP	General Partner is FWPEO III GP, LLC and WSLIC is the sole limited partner	private equity fund
Frontage Lodging Investor Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
FWPEI IX GP, LLC	DE	LLC	100% owned by FWIA	general partner of Fund IX
FWPEI V GP, LLC	DE	LLC	100% owned by FWIA	general partner of the three private equity funds
FWPEI VI GP, LLC	DE	LLC	100% owned by FWIA	general partner of Fund VI
FWPEI VII GP, LLC	DE	LLC	100% owned by FWIA	general partner of Fund VII
FWPEI VIII GP, LLC	DE	LLC	100% owned by FWIA	general partner of Fund VIII
FWPEO II GP, LLC	DE	LLC	100% owned by Fort Washington Investment Advisors, Inc.	private equity fund management
FWPEO III GP, LLC	DE	LLC	100% owned by Fort Washington Investment Advisors, Inc.	private equity fund management
Gallatin Eastland Investor Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Galveston Summerbrooke Apts., LLC	TX	LLC	54% owned by Summerbrooke Apartments Investor, LLC; 1% owned by ERI	ownership and operation of real estate
Gateway at Arvada Ridge, LLC	DE	LLC	35.39% owned by Arvada Kipling Housing Holdings, LLC and 0.72% owned by Eagle Realty Investments, Inc.	ownership and operation of real estate
Golf Countryside Investor Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Golf Sabal Investor Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Great Lakes Capital Fund for Housing LP 30	MI	LP	13.5% limited partnership interest owned by The Lafayette Life Insurance Company	real estate ownership entity(ies)

8

INT VAROOM II    April 2018

Greenwood Reserve Apartments, LLC	KS	LLC	64% owned by Olathe Apartments Investor Holdings, LLC; 35% owned by Cityscape Greenwood, LLC; and 1% owned by Eagle Realty Investments, Inc.	ownership and operation of real estate
Grelot Cody Apartments, LLC	OH	LLC	100% owned by Vinings Trace, LLC	real estate ownership entity(ies)
GS Beach Club, LLC	DE	LLC	76.5% owned by Winkler Extension Apartments Investor, LLC	real estate ownership entity(ies)
GS McFarland AA Apartments, LLC	DE	LLC	49% owned by Forsyth Halcyon AA Investor Holdings, LLC and 1% owned by Eagle Realty Investments, Inc.
GS Yorktown Apartments, LP	DE	LP	59% owned by YT Crossing Apartments Investor, LLC and 1% by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
IFS Financial Services, Inc. (IFS)	OH	Corp	100% owned by Western-Southern Life Assurance Company (WSLAC)	real estate ownership entity(ies)
Insurance Profillment Solutions, LLC	OH	LLC	100% owned by WSLIC	insurance marketing services
IR Mall Associates, Ltd.	FL	LP	49.50% owned by WSLIC	ownership and operation of real estate
IR Mall Company, L.C.	FL	LLC	50% owned by ERI	ownership and operation of real estate
Jacksonville Salisbury Apartment Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
JLB Southpark Apartments LLC	DE	LLC	49% owned by SP Charlotte Apts Investor Holdings, LLC; 1% owned by Eagle Realty Investments, Inc.; 50% owned by third-party partner entity (JLB Southpark Apartments Management LLC)	ownership and operation of real estate
Kissimmee Investor Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
LaCenterra Apartments Investor Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
LaCenterra Apartments, LLC	TX	LLC	59% LaCenterra Apartments Investor Holdings, LLC (WS); 35% MF LC Grand Partners Ltd; 5% MF LCGP, LLC; and 1% Eagle Realty Investments, Inc.	ownership and operation of real estate
LaFrontera Hotel LLC	TX	LLC	75% owned by ERI	ownership and operation of real estate
LaFrontera Lodging Partners LP	OH	LP	74.25% owned by W&S Real Estate Holdings, LLC	ownership and operation of real estate
LeRoy Glen Investment, LLC	OH	LLC	100% owned by The Western and Southern Life Insurance Company	real estate ownership entity(ies)
Linthicum Investor Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
LLIA, Inc.	OH	Corp	100% owned by The Lafayette Life Insurance Company	general insurance agency
Lookout Corporate Center	KY	JVGP	50% owned by WS Lookout GP, LLC	ownership and operation of real estate
Lorraine Senior Investor Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings and 2% by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Lugano Apartments, LLC	DE	LLC	59% by WS; 1% ERG; 40% Fore Lugano, LLC	ownership and operation of real estate
Lytle Park Inn, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC and 2% by Eagle Realty Investments, Inc.	ownership and operation of real estate

9

INT VAROOM II    April 2018

Main Hospitality Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
MC Investor Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Mercer Crossing Investor Holdings, LLC	OH	LLC	98% by WSLIC and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Midtown Park Investor Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Miller Creek Associates, LLC	DE	LLC	59% by Miller Creek Investor Holdings, LLC	real estate ownership entity(ies)
Miller Creek Investor Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC and Eagle Realty Investments, Inc. 2%	real estate ownership entity(ies)
Miller Creek Residences, LLC	DE	LLC	100% owned by Miller Creek Associates, LLC	real estate ownership entity(ies)
MP Dallas Development Holdings, LLC	DE	LLC	49% by Midtown Park Investor Holdings, LLC; 1% ERI; 50% THC Dallas Midtown Park, LLC	real estate ownership entity(ies)
MP Dallas Project Owner, LLC	DE	LLC	100% by MP Dallas Development Holdings, LLC	ownership and operation of real estate
National Integrity Life Insurance Company	NY	Corp	100% owned by ILIC
NE Emerson Edgewood, LLC	IN	LLC	60% owned by The Lafayette Life Insurance Company and 40% by a third party.	real estate ownership entity(ies)
NEO Capital Fund, LP	DE	LP	General Partner is BVP NEO, LLC	private equity fund
North Pittsburgh Hotel LLC	PA	LLC	74% owned by WSALD NPH, LLC; 1% owned by ERI	ownership and operation of real estate
Northeast Cincinnati Hotel LLC	OH	LLC	25% owned by WSLIC, 49% owned by WSLR Cincinnati LLC, 1% owned by ERI	ownership and operation of real estate
NP Cranberry Hotel Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings, LLC, 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
NP Cranberry Hotel Investor, LLC	OH	LLC	100% owned by NP Cranberry Hotel Holdings, LLC	real estate ownership entity(ies)
Olathe Apartments Investor Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
One Kennedy Housing Investor Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
OTR Housing Associates, L.P.	OH	LP	98% owned by WSLIC; 1% owned by ERI	ownership and operation of real estate
OTR Redevelopment Group, LLC	OH	LLC	100% owned by OTR Walnut Housing, Ltd.	real estate ownership entity(ies)
OTR Transitional Housing, L.P.	OH	LP	99% owned by WSLIC	ownership and operation of real estate
OTR-Walnut Housing, Ltd.	OH	LLC	100% owned by ERI	ownership and operation of real estate
Overland Apartments Investor Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC and 2% by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Park Avenue Lofts, LLC	CO	LLC	49% owned by Uptown Denver Investor, LLC; 1% owned by ERI	ownership and operation of real estate

10

INT VAROOM II    April 2018

Parkside Residences, LLC	DE	LLC	54% owned by Railroad Parkside Investor Holdings, LLC; 1% by Eagle Realty Investments, Inc.; 45% by Parkside Investment Partners, LLC (a third party developer)	ownership and operation of real estate
Patterson at First Investor Holdings, LLC	OH	LLC	100% owned by Integrity Life Insurance Company	real estate ownership entity(ies)
Peppertree Fund II, LP	DE	LP	General Partner is Peppertree Partners, LLC	private equity fund
Peppertree Partners, LLC	OH	LLC	100% voting interest owned by Fort Washington Investment Advisors, Inc.	private equity fund management
Perimeter Development Holdings, LLC	DE	LLC	49% by Perimeter TC Investor Holdings, LLC; 1% ERG; 50% THC Perimeter, LLC	real estate ownership entity(ies)
Perimeter Project Owner, LLC	DE	LLC	100% Perimeter Development Holdings, LLC	ownership and operation of real estate
Perimeter TC Investor Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Pleasanton Hotel Holding Company, LLC	DE	LLC	69% owned by Pleasanton Hotel Investor Holdings, 1% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Pleasanton Hotel Investor Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Pleasanton Project Owner, LLC	DE	LLC	100% owned by Pleasanton Hotel Holdings	ownership and operation of real estate
Portiva Residences, LLC	DE	LLC	49% Jacksonville Salisbury Apartment Holdings, LLC and 1% Eagle Realty Investments, Inc.	ownership and operation of real estate
Prairie Lakes Apartments, LLC	IN	LLC	65% total WS affiliated ownership (64% by Prairie Lakes Apartments Investor, LLC and 1% by Eagle Realty Investments, Inc.)	real estate ownership entity(ies)
Prairiefire Apartments II, LLC	KS	LLC	100% by Prairiefire Apartments, LLC	ownership and operation of real estate
Prairiefire Apartments, LLC	KS	LLC	64% by Overland Apartments Investor Holdings, LLC; 1% by Eagle Realty Investments, Inc.; 35% by third party developer	real estate ownership entity(ies)
Price Road Hotel LLC	DE	LLC	64% owned by Price Willis Lodging Holdings, LLC and 1% owned by Eagle Realty Investments, Inc.	ownership and operation of real estate
Price Willis Lodging Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Queen City Square Development I, LLC	OH	LLC	100% owned by Eagle Realty Group, LLC	operation of real estate
Queen City Square, LLC	OH	LLC	99.75% owned to WSLIC; .25% ERI	ownership and operation of real estate
R4 Housing Partners V LP	DE	LP	9.3% limited partnership interest owned by The Lafayette Life Insurance Company	real estate ownership entity(ies)
R4 Housing Partners VI LP	DE	LP	16.7% limited partnership interest owned by The Lafayette Life Insurance Company	real estate ownership entity(ies)
Railroad Parkside Investor Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Randolph Tower Affordable Investment Fund, LLC	DE	LLC	99.99% owned by the Western and Southern Life Insurance Company	real estate ownership entity(ies)
Revel Investor Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings and 2% by Eagle Realty Investments, Inc.	real estate ownership entity(ies)

11

INT VAROOM II    April 2018

Ridge at Robinson Apartments, LLC	DE	LLC	59% owned by Settlers Ridge Robinson Investor Holdings, LLC; 40% by Fore Robinson PA, LLC; and 1% by Eagle	ownership and operation of real estate
Ridgegate Commonwealth Apartments, LLC	CO	LLC	55% total WS affiliated ownership (44% by Ridgegate Apartments Investor, LLC and 1% by Eagle Realty Investments, Inc.)	real estate ownership entity(ies)
Russell Bay Apartment Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Russell Bay Fee Owner LLC	DE	LLC	100% owned by Russell Bay Land Partners LLC	ownership and operation of real estate
Russell Bay Land Partners LLC	DE	LLC	88.6289% owned by Russell Bay Apartment Holdings, LLC; 1.38% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Sabal-Alexander Investments, LLC	FL	LLC	69% Golf Sabal Investor Holdings, LLC and 1% Eagle Realty Investments, Inc.	ownership and operation of real estate
San Tan Investor Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Settlers Ridge Robinson Investor Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC and 2% owned by Eagle Realty Investments, Inc.	ownership and operation of real estate
Seventh and Culvert Garage, LLC	OH	LLC	100% owned by W&S Real Estate Holdings, LLC	real estate ownership entity(ies)
Shelbourne Campus Properties, LLC	DE	LLC	54% owned by Shelbourne Housing Investor, LLC; 1% owned by ERI	ownership and operation of real estate
Shelbourne Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings, LLC; 2% owned by ERI	real estate ownership entity(ies)
Shelbourne Housing Investor, LLC	OH	LLC	100% owned by Shelbourne Holdings, LLC	real estate ownership entity(ies)
Siena Medical District, LLC	DE	LLC	100% owned by FDC Siena JV, LLC	real estate ownership entity(ies)
Sixth and Race Development, LLC	OH	LLC	71% owned by Race Street Development, Ltd., 29% owned by ERI	ownership and operation of real estate
Skye Apartments Investor Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Skye at Arbor Lakes II, LLC	DE	LLC	59% by Skye Apartments Investor Holdings, LLC, 40% by SK Arbor Lakes Limited Partnership II, LLP, 1% by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Skye at Arbor Lakes, LLC	DE	LLC	69% owned by Skye Apartments Investor Holdings, LLC; 1% owned by Eagle Realty Investments, Inc.; 30% owned by third-party partner entity (SK Arbor Lakes Limited Partnership)	real estate ownership entity(ies)
Skye at Maple Grove II, LLC	DE	LLC	100% owned by Sky at Arbor Lakes II, LLC	real estate ownership entity(ies)
Skye at Maple Grove, LLC	DE	LLC	100% owned by Skye at Arbor Lakes, LLC	ownership and operation of real estate
Skyport Hotel LLC	KY	LLC	25% owned by WSLIC, 49% owned by WSLR Skyport LLC; 1% owned by ERI	ownership and operation of real estate
Sonterra Legacy Investor Holdings, LLC	OH	LLC	100% by Trust dated August 25, 2014 for benefit of WSLIC Separate Account A (Eagle Realty Group, LLC, Trustee)	real estate ownership entity(ies)
South Flores Housing Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings and 2% by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Southside Tunnel Apartments Investor Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC and 2% by Eagle Realty Investments, Inc.	ownership and operation of real estate

12

INT VAROOM II    April 2018

Southside Works City Apartments, LLC	DE	LLC	49% by Southside Tunnel Apartments Investor Holdings, LLC; 50% by Village Green Holdings, LLC; 1% by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
SP Charlotte Apts Investor Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
SPX Holding LLC	OH	LLC	50% owned by W&SFG	Airplane ownership/leasing
SSW Jet Ltd	OH	LLC	50% owned by W&SFG	Airplane ownership/leasing
Stony Investor Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Stout Metro Housing Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings and 2% by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Sundance Hotel Investor, LLC	OH	LLC	100% owned by Sundance LaFrontera Holdings, LLC	real estate ownership entity(ies)
Sundance Hotel, LLC	DE	LLC	64% by Sundance Hotel Investor, LLC and 1% by Eagle Realty Investments, Inc; 35% owned by third party developer	real estate ownership entity(ies)
Sundance LaFrontera Holdings, LLC	OH	LLC	98% by WSLIC and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
The Cove Apartments, LLC	DE	LLC	49% owned by Cove Housing Investor Holdings, LLC and 1% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
The Cove JV, LLC	DE	LLC	100% owned by The Cove Apartments, LLC	real estate ownership entity(ies)
The Flats at San Tan, LLC	TX	LLC	49% owned by San Tan Investor Holdings, LLC; 1% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
The Lafayette Life Insurance Company	OH	Corp	100% owned by Western & Southern Financial Group, Inc. (WSFG)
The Ohio Capital Fund LLC	OH	LLC	Managed by Buckeye Venture Partners, LLC	state funded private equity fund
The Western and Southern Life Insurance Company (WSLIC)	OH	Corp	100% owned by WSFG
Touchstone Advisors, Inc.	OH	Corp	100% owned by IFS	registered investment adviser
Touchstone Securities, Inc.	NE	Corp	100% owned by IFS Financial Services, Inc.	securities broker-dealer
Trevi Apartment Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Trevi Fee Owner, LLC	DE	LLC	100% Trevi Land Partners, LLC	ownership and operation of real estate
Trevi Land Partners, LLC	DE	LLC	64% Trevi Apartment Holdings, LLC; 1% ERI	real estate ownership entity(ies)
Tri-State Growth Capital Fund I, L.P.	DE	LP	general partner is Tri-State Ventures, LLC and investors include WSLIC	private equity fund
Tri-State Growth Capital Fund II, L.P.	DE	LP	general partner is Tri-State Ventures II, LLC and investors include WSLIC	private equity fund
Tri-State Ventures II, LLC	DE	LLC	100% owned by FWIA	private equity fund
Tri-State Ventures, LLC	DE	LLC	100% owned by FWIA	private equity fund
Union Centre Hotel LLC	OH	LLC	25% owned by WSLIC; 49% owned by WSLR Union LLC; 1% owned by ERI	ownership and operation of real estate
Uptown Denver Apartments, LLC	DE	LLC	49% owned by East Denver Investor Holdings, LLC; 1% by Eagle Realty Investments, Inc.; and 50% by CoCH 103 Uptown, L.P. (a third party developer)	ownership and operation of real estate

13

INT VAROOM II    April 2018

Vail Hotel Holdings ESHV, LLC	DE	LLC	74% owned by Frontage Lodging Investor Holdings, LLC; 1 % by Eagle Realty Investments, Inc.; and 25% by PH Vail Hotel Owner, LLC (a third-party developer)	real estate ownership entity(ies)
Vail Hotel Owner ESHV, LLC	DE	LLC	100% by Vail Hotel Holdings ESHV, LLC	ownership and operation of real estate
Vernazza Apartments, LLC	DE	LLC	54% owned by Vernazza Housing Investor Holdings and 1% by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Vernazza Housing Investor Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings and 2% by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Vinings Trace, LLC	IN	LLC	99% owned by WSLIC, 1% owned by ERI	ownership and operation of real estate
Vulcan Hotel LLC	AL	LLC	25% owned by WSLIC; 49% owned by WSLR Birmingham LLC; 1% owned by ERI	ownership and operation of real estate
W Apts Investor Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
W Flats Residences, LLC	DE	LLC	66.5% owned by W Apts Investor Holdings, LLC and 1% owned by Eagle Realty Investments, Inc.	ownership and operation of real estate
W&S Brokerage Services, Inc.	OH	Corp	100% owned by WSLAC	investment advisor and broker dealer
W&S Financial Group Distributors, Inc.	OH	Corp	100% owned by WSLAC	general insurance agency
W&S Real Estate Holdings, LLC	OH	LLC	100% owned by WSLIC	real estate ownership entity(ies)
West Crescent Venture Partners LLC	DE	LLC	owned 50% by West Crescent Realty Partners LLC, 49% by Revel Investor Holdings, LLC, and 1% by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Western & Southern Agency, Inc.	OH	Corp	100% owned by WSLIC	general insurance agency
Western & Southern Financial Fund Inc	OH	NP Corp		charitable giving
Western & Southern Financial Group, Inc. (WSFG)	OH	Corp	100% owned by WSMHC	holding company
Western & Southern Investment Holdings, LLC	OH	LLC	100% owned by WSLIC	real estate ownership entity(ies)
Western & Southern Mutual Holding Company (WSMHC)	OH	Corp	Mutual Insurance Holding Company
Western-Southern Life Assurance Company (WSLAC)	OH	Corp	100% owned by WSLIC
Windsor Hotel LLC	CT	LLC	25% owned by WSLIC; 49% owned by WSLR Hartford LLC; 1% owned by ERI	ownership and operation of real estate
Winkler Extension Apartments Investor, LLC	OH	LLC	100% owned by Eagle Realty Group, LLC, as Trustee under a Trust Agreement dated November 30, 2009 for the benefit of WSLIC Separate Account A	real estate ownership entity(ies)
WL Apartment Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings and 2% by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
WL Houston Parkway, LLC	TX	LLC	55% owned by WL Apartment Holdings and 1% by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Wright Executive Hotel Limited Partners	OH	LP	60.50% owned by WSLIC; 0.61% owned by WS Wright Hotel GP, LLC	real estate ownership entity(ies)
WS Airport Exchange GP, LLC	OH	LLC	100% owned by W&S Real Estate Holdings, LLC	real estate ownership entity(ies)

14

INT VAROOM II    April 2018

WS Country Place GP, LLC	OH	LLC	100% owned by W&S Real Estate Holdings, LLC	real estate ownership entity(ies)
WS Lookout JV, LLC	OH	LLC	100% owned by WSLIC	real estate ownership entity(ies)
WS Wright Hotel GP, LLC	OH	LLC	100% owned by WSLIC	real estate ownership entity(ies)
WSA Commons, LLC	GA	LLC	50% owned by WSLIC	ownership and operation of real estate
WSALD CEH, LLC	OH	LLC	50% owned by WSLIC	real estate ownership entity(ies)
WSALD NPH, LLC	OH	LLC	50% owned by WSLIC; 1% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
WSFG WG Aurora IL, LLC	OH	LLC	100% owned by Country Place Associates	ownership and operation of real estate
WSFG WG Charlotte NC, LLC	OH	LLC	100% owned by Country Place Associates	ownership and operation of real estate
WSFG WG Columbus OH, LLC	OH	LLC	100% owned by Vinings Trace, LLC	ownership and operation of real estate
WSFG WG Holding RI, LLC	OH	LLC	100% owned by Country Place Associates	ownership and operation of real estate
WSFG WG Providence RI, LLC	OH	LLC	100% owned by Country Place Associates	ownership and operation of real estate
WSFG WG Stallings NC, LLC	OH	LLC	100% owned by Vinings Trace, LLC	ownership and operation of real estate
WSL Partners, L.P.	DE	LP	general partner is FWCP and investors include WSLIC	private equity fund
WSLR Birmingham LLC	OH	LLC	100% owned by WSLR LLC	real estate ownership entity(ies)
WSLR Cincinnati LLC	OH	LLC	100% owned by WSLR LLC	real estate ownership entity(ies)
WSLR Columbus LLC	OH	LLC	100% owned by WSLR LLC	real estate ownership entity(ies)
WSLR Dallas LLC	OH	LLC	100% owned by WSLR LLC	real estate ownership entity(ies)
WSLR Hartford LLC	OH	LLC	100% owned by WSLR LLC	real estate ownership entity(ies)
WSLR Holdings LLC	DE	LLC	24.49% owned by WSLIC	real estate ownership entity(ies)
WSLR LLC	DE	LLC	100% owned by WSLR Holdings LLC	real estate ownership entity(ies)
WSLR Skyport LLC	OH	LLC	100% owned by WSLR LLC	real estate ownership entity(ies)
WSLR Union LLC	OH	LLC	100% owned by WSLR LLC	real estate ownership entity(ies)

Item 27.    Number of Contract Owners

As of May 2, 2018, 1,937 qualified and 0 non-qualified contracts issued pursuant to this registration statement were outstanding.

Item 28.    Indemnification

Integrity's By-Laws provide, in Article V, Section 5.1 provides:
To the extent permitted by the laws of the State of Ohio, subject to all applicable requirements thereof:
(a)    The Corporation shall indemnify or agree to indemnify any person who was or is a party or is threatened to be made a party, to any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative, other than an action by or in the right of the Corporation, by reason of the fact that

15

INT VAROOM II    April 2018

he is or was a Director, officer, employee, or agent of the Corporation or is or was serving at the request of the Corporation as a Director, trustee, officer, employee, or agent of another corporation, domestic or foreign, non-profit or for profit, partnership, joint venture, trust, or other enterprise, against expenses, including attorney's fees, judgments, fines, and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit, or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit, or proceeding by judgment, order, settlement, or conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the person did not act in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation and, with respect to any criminal action or proceeding, he had reasonable cause to believe that his conduct was unlawful.
(b)    The Corporation shall indemnify or agree to indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending, or completed action or suit by or in the right of the Corporation to procure a judgment in its favor by reason of the fact that he is or was a Director, officer, employee, or agent of the Corporation, or is or was serving at the request of the Corporation as a Director, trustee, officer, employee, or agent of another corporation, domestic or foreign, non-profit or for profit, partnership, joint venture, trust, or other enterprise, against expenses, including attorney's fees, actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, except that no indemnification shall be made in respect to any of the following:
(1)    Any claim, issue, or matter as to which such person is adjudged to be liable for negligence or misconduct in the performance of his duty to the Corporation unless, and only to the extent the court of common pleas or the court in which such action or suit was brought determines upon application that, despite the adjudication of liability, but in view of all circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses as the court of common pleas or such other court shall deem proper;
(2)    Any action of suit in which the only liability asserted against a Director is pursuant to Section 1701.95 of the Ohio Revised Code.
(c) To the extent that a Director, trustee, officer, employee, or agent has been successful in the merits or otherwise in defense of any action, suit, or proceeding referred to in division (a) and (b) of this Article, or in defense of any claim, issue or matter therein, he shall be indemnified against expenses, including attorney's fees, actually and reasonably incurred by him in connection with the action, suit, or proceeding.
(d) Any indemnification under divisions (a) and (b) of this Article, unless ordered by a court, shall be made by the Corporation only as authorized in the specific case upon the determination that indemnification of the Director, officer, employee, or agent is proper in the circumstances because he has met the applicable standard of conduct set forth in divisions (a) and (b) of this Article. Such determination shall be made as follows:
(1)    By a majority vote of a quorum consisting of Directors of the Corporation who were not and are not parties to or threatened with any such action, suit, or proceeding;
(2)    If the quorum described in division (d)(1) of this Article is not obtainable or if a majority vote of a quorum of disinterested Directors so directs, in a written opinion by independent legal counsel other than an attorney, or a firm having associated with it an attorney, who has been retained by or who has performed services for the Corporation or any person to be indemnified within the past five years;
(3)    By the Shareholders; or
(4)    By the court of common pleas or the court in which such action, suit or proceeding was brought.
Any determination made by the disinterested Directors under Article (d)(1) or by independent legal counsel under Article (d)(2) shall be promptly communicated to the person who threatened or brought the action or suit by in the right of the Corporation under (b) of this Article, and within ten days after receipt of such notification, such person shall have the right to petition the court of common pleas or the court in which such action or suit was brought to review the reasonableness of such determination.
(e)    (1)    Expenses, including attorney's fees, incurred by a Director in defending the action, suit, or proceeding shall be paid by the Corporation as they are incurred, in advance of the final disposition of the action, suit, or proceeding upon receipt of an undertaking by or on behalf of the Director in which he agrees to do both of the following:
(i)    Repay such amount if it is proved by clear and convincing evidence in a court of competent jurisdiction that his action or failure to act involved an act or omission undertaken with deliberate intent to cause injury to the Corporation or undertaken with reckless disregard for the best interests of the Corporation;
(ii)    Reasonably cooperate with the Corporation concerning the action, suit or proceeding.
(2)    Expenses, including attorney's fees, incurred by a Director, officer, employee, or agent in defending any action, suit, or proceeding referred to in divisions (a) and (b) of this Article, may be paid by the Corporation as they are incurred, in advance of the final disposition of the action, suit, or proceeding as authorized by the

16

INT VAROOM II    April 2018

Directors in the specific case upon receipt of an undertaking by or on behalf of the Director, officer, employee, or agent to repay such amount, if it ultimately is determined that he is not entitled to be indemnified by the Corporation.
(f)    The indemnification authorized by this section shall not be exclusive of, and shall be in addition to, any other rights granted to those seeking indemnification under the Articles or the Regulations for any agreement, vote of Shareholders or disinterested Directors, or otherwise, both as to action in his official capacity and as to action in another capacity while holding such office, and shall continue as to a person who has ceased to be a Director, officer, employee, or agent and shall inure to the benefit of the heirs, executors, and administrators of such a person.
(g)    The Corporation may purchase and maintain insurance or furnish similar protection, including but not limited to trust funds, letters of credit, or self insurance, on behalf of or for any person who is or was a Director, officer, employee, or agent of the Corporation, or is or was serving at the request of the Corporation as a Director, officer, employee, or agent of another corporation, domestic or foreign, non-profit or for profit, partnership, joint venture, trust, or other enterprise, against any liability asserted against him and incurred by him in any such capacity, or arising out of his status as such, whether or not the Corporation would have the power to indemnify him against such liability under this section. Insurance may be purchased from or maintained with a person in whom the Corporation has a financial interest.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.    Principal Underwriters

(a)        Touchstone Securities, Inc. (Touchstone Securities) is the principal underwriter for Separate Account I of Integrity Life Insurance Company. Touchstone Securities also serves as an underwriter for Separate Account VUL of Integrity Life Insurance Company, Separate Account I of National Integrity Life Insurance Company, Western-Southern Life Assurance Company’s Separate Account 1, Columbus Life Insurance Company Separate Account I and for the shares of several series of Touchstone Variable Series Trust, Touchstone Strategic Trust, Touchstone Investment Trust, Touchstone Tax-Free Trust, Touchstone Institutional Funds Trust and Touchstone Funds Group Trust, each of which is affiliated with the Depositor.
(b)    The names and principal business addresses* of the officers and directors of, and their positions with, Touchstone Securities, Inc. are as follows:

Directors:

James N. Clark	Director

Jill T. McGruder	Director and Chief Executive Officer

Donald J. Wuebbling	Director

Officers:

Steven M. Graziano	President

Jill T. McGruder	Chief Executive Officer

Stephen C. Owen	Senior Vice President

James J. Vance	Senior Vice President and Treasurer

Jeffrey T. Herman	Vice President

Sharon L. Karp	Vice President

Daniel R. Larsen	Vice President

Todd M. Nuss	Vice President

Timothy S. Stearns	Vice President

Thomas A. Shoemake	Chief Compliance Officer

Terrie A. Wiedenheft	Chief Financial Officer

Jay V. Johnson	Assistant Vice President and Assistant Treasurer

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INT VAROOM II    April 2018

John S. Musgrove	Assistant Vice President and Assistant Treasurer

Cheryl J. Stotts	Assistant Vice President and Assistant Treasurer

Kathleen A. Cornelius	Assistant Treasurer

Timothy D. Speed	Assistant Treasurer

Sarah Sparks Herron	Secretary

*The principal business address for the above is 400 Broadway, Cincinnati, Ohio 45202, unless otherwise noted.

(c)    Not applicable.

Item 30.    Location of Accounts and Records
The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by Integrity at 400 Broadway, Cincinnati, Ohio 45202

Item 31.    Management Services
There are currently no management-related services provided to the Registrant.

Item 32.    Undertakings
The Registrant hereby undertakes:

(a)
to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements of the Registrant, Depositor and Guarantor in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

(b)
to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

(c)
to deliver any Statement of Additional Information and any financial statements required to be made available under this Form, including the WSLIC financial statements, promptly upon written or oral request; and

(d)	to update the registration statement if WSLIC terminates its guarantee to Integrity policyholders.

During any time there are insurance obligations outstanding and covered by its guarantee (Guarantee) issued by WSLIC, filed as an exhibit to this registration statement, Integrity hereby undertakes to provide notice to contract owners promptly after the happening of significant events related to the Guarantee. These significant events include: (i) termination of the Guarantee that has a material adverse effect on the contract owner's rights under the Guarantee; (ii) a default under the Guarantee that has a material adverse effect on the contract owner's rights under the Guarantee; or (iii) the insolvency of WSLIC.

Pursuant to Section 26(f) of the Investment Company Act of 1940, as amended, Integrity represents that the aggregate charges under the variable annuity contract described in this Registration Statement are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Integrity.

Integrity represents that it recognizes the requirements of Section 17(h) of the Investment Company Act of 1940, specifically that it shall not protect or purport to protect any director or officer of the Registrant or Depositor against any liability to them or to their security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

18

Integrity VAROOM	April 2018

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, the Depositor and the Guarantor, certify that they meet all of the requirements for effectiveness of this post-effective amendment to their Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and have duly caused this amendment to the Registration Statement to be signed on their behalf, in the City of Cincinnati and State of Ohio on this April 17, 2018.

SEPARATE ACCOUNT I OF
INTEGRITY LIFE INSURANCE COMPANY
(Registrant)

By: Integrity Life Insurance Company
(Depositor)

By:	/s/ Jill T. McGruder
Jill T. McGruder, President and CEO

INTEGRITY LIFE INSURANCE COMPANY
(Depositor)

By:	/s/ Jill T. McGruder
Jill T. McGruder, President and CEO

THE WESTERN AND SOUTHERN LIFE INSURANCE COMPANY
(Guarantor)

By:	/s/ John F. Barrett
John F. Barrett, Chairman, President and CEO

Integrity VAROOM	April 2018

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor has duly caused this amendment to the Registration Statement to be signed on its behalf, in the City of Cincinnati and State of Ohio on this April 17, 2018.

INTEGRITY LIFE INSURANCE COMPANY
(Depositor)

By:	/s/ Jill T. McGruder
Jill T. McGruder, President and CEO

The following persons, in the capacities and on the dates indicated, have signed this amendment to the Registration Statement as required by the Securities Act of 1933:

PRINCIPAL EXECUTIVE OFFICER:	/s/ Jill T. McGruder
Jill T. McGruder, President and CEO
April 17, 2018

PRINCIPAL FINANCIAL OFFICER:	/s/ Bradley J. Hunkler
Bradley J. Hunkler, Senior Vice President and Chief Financial Officer
April 17, 2018

PRINCIPAL ACCOUNTING OFFICER:	/s/ Wade M. Fugate
Wade M. Fugate, Vice President and Controller
April 17, 2018

DIRECTORS:

/s/ John F. Barrett	/s/ Jonathan D. Niemeyer
John F. Barrett	Jonathan D. Niemeyer
April 17, 2018	April 17, 2018
/s/ Edward J. Babbitt	/s/ Donald J. Wuebbling
Edward J. Babbitt	Donald J. Wuebbling
April 17, 2018	April 17, 2018
/s/ Jill T. McGruder
Jill T. McGruder
April 17, 2018

Integrity VAROOM	April 2018

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Guarantor has duly caused this amendment to the Registration Statement to be signed on its behalf, in the City of Cincinnati and State of Ohio on this April 17, 2018.

THE WESTERN AND SOUTHERN LIFE INSURANCE COMPANY
(Guarantor)

By:	/s/ John F. Barrett
John F. Barrett, Chairman, President and CEO

PRINCIPAL EXECUTIVE OFFICER:	/s/ John F. Barrett
John F. Barrett, Chairman, President and CEO
April 17, 2018

PRINCIPAL FINANCIAL OFFICER:	/s/ Bradley J. Hunkler
Bradley J. Hunkler, Senior Vice President and Chief Financial Officer
April 17, 2018

PRINCIPAL ACCOUNTING OFFICER:	/s/ Wade M. Fugate
Wade M. Fugate, Vice President and Controller
April 17, 2018

DIRECTORS:

/s/ John F. Barrett	/s/ Bradley J. Hunkler
John F. Barrett	Bradley J. Hunkler, Attorney-in-Fact for Jo Ann Davidson
April 17, 2018
April 17, 2018

/s/ Bradley J. Hunkler	/s/ Bradley J. Hunkler
Bradley J. Hunkler, Attorney-in-Fact for James N. Clark	Bradley J. Hunkler, Attorney-in-Fact for George H. Walker, III
April 17, 2018	April 17, 2018

/s/ Bradley J. Hunkler
Bradley J. Hunkler, Attorney-in-Fact for Thomas L. Williams
April 17, 2018